UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Mutual Funds, Inc.

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jason A. Schwarz

Wilshire Associates Incorporated

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401-1085
(Name and address of agent for service)

(310) 451-3051

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

Wilshire Mutual Funds, Inc.

ANNUAL REPORT

Large Company Growth Portfolio

Large Company Value Portfolio

Small Company Growth Portfolio

Small Company Value Portfolio

Wilshire 5000 Indexsm Fund

Wilshire International Equity Fund

Wilshire Income Opportunities Fund

December 31, 2019
http://advisor.wilshire.com

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Portfolios’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolios or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolios electronically by contacting the Portfolios at (866) 591-1568 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Portfolios that you wish to continue receiving paper copies of your shareholder reports by contacting the Portfolios at (866) 591-1568. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Wilshire Mutual Funds, Inc. Table of Contents

Letter to Shareholders	1
Commentary:
Large Company Growth Portfolio	4
Large Company Value Portfolio	8
Small Company Growth Portfolio	12
Small Company Value Portfolio	16
Wilshire 5000 IndexSM Fund	20
Wilshire International Equity Fund	24
Wilshire Income Opportunities Fund	30
Disclosure of Fund Expenses	34
Schedule of Investments/Condensed Schedules of Investments:
Large Company Growth Portfolio	37
Large Company Value Portfolio	39
Small Company Growth Portfolio	41
Small Company Value Portfolio	43
Wilshire 5000 IndexSM Fund	45
Wilshire International Equity Fund	47
Wilshire Income Opportunities Fund	51
Statements of Assets and Liabilities	107
Statements of Operations	110
Statements of Changes in Net Assets	112
Financial Highlights:
Large Company Growth Portfolio	116
Large Company Value Portfolio	118
Small Company Growth Portfolio	120
Small Company Value Portfolio	122
Wilshire 5000 IndexSM Fund	124
Wilshire International Equity Fund	126
Wilshire Income Opportunities Fund	128
Notes to Financial Statements	130
Report of Independent Registered Public Accounting Firm	157
Additional Fund Information	158
Tax Information	162
Board Approval of Advisory Agreement	164
Board Approval of Subadvisory Agreements	171

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by Compass Distributors, LLC.

Wilshire Mutual Funds, Inc. Letter to Shareholders (Unaudited)

Dear Wilshire Mutual Fund Shareholder:

We are pleased to present this annual report to all shareholders of the Wilshire Mutual Funds (the “Funds”). This report covers the period from January 1, 2019 to December 31, 2019, for all share classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund.

Market Environment

U.S. Equity Market

The U.S. stock market, represented by the Wilshire 5000 Total Market IndexSM, was up 9.08% for the fourth quarter of 2019 and 31.02% for the year. This marks the strongest year for U.S. equities since 2013. In January 2020, the U.S. and China has agreed to terms on a “Phase One” trade deal that will reduce U.S. tariffs and increase Chinese purchases of some U.S. products, easing 18-month trade tension between the world’s two biggest economies.

Sector returns for the Wilshire 5000 Total Market Index were all positive for 2019. Information Technology (+49.68%), Communication Services (+32.60%), and Financials (+31.60%) were the best performing sectors while Energy (+10.84%) and Health Care (+21.37%) were the laggards. For the year, large capitalization stocks outperformed small caps with the Wilshire U.S. Large-Cap IndexSM returning 31.51% versus 26.21% for the Wilshire U.S. Small-Cap IndexSM. Growth stocks again led value equities during the quarter and extended the outperformance for the past twelve months.

International Equity Market

Equity markets outside of the U.S. produced very strong results in 2019, although they generally underperformed the U.S. equity market. News out of Britain was mixed, with notable economic weakness in the manufacturing and services sectors. However, consumer sentiment surveys improved after a fourth quarter election resulted in strong support for a pro-Brexit government. Conditions in Germany are quite similar, with signs of economic weakness but improving sentiment. Japan experienced its fourth consecutive quarter of expansion, while also beating forecasts, due mostly to capital expenditures and private consumption. Emerging Markets were up, in aggregate, for the quarter, but generally trailed developed markets for the year. China benefitted from good news on the trade front although the country’s economic growth has cooled to near 30-year lows.

Bond Market

The U.S. Treasury yield curve fell in the short portion of the curve, but rose across intermediate and long-term maturities. The largest increase occurred with the 20-year Treasury, which was up 31 basis points during the quarter. The 10-year Treasury yield ended the quarter at 1.92%, up 24 basis points from September. The Federal Open Market Committee decreased its overnight rate by 0.25% at the October meeting. The committee members are nearly unanimous about not changing rates during 2020 after being evenly split regarding future changes entering the fourth quarter. For the year, the Bloomberg Barclays U.S Aggregate Bond Index, Bloomberg Barclays Credit Index and Bloomberg Barclays Corporate High Yield Index returned 8.72%, 13.80% and 14.32%, respectively.

Fund Performance Review

The Large Company Growth Portfolio - Institutional Class returned 29.02%, underperforming the Russell 1000 Growth Index by 7.37%. The Large Company Value Portfolio - Institutional Class returned 23.99%, underperforming the Russell 1000 Value Index by 2.55%. The Small Company Growth Portfolio - Institutional Class returned 27.56%, underperforming the Russell 2000 Growth Index by 0.92%. The Small Company Value Portfolio - Institutional Class returned 21.60%, underperforming the Russell 2000 Value Index by 0.79%. The Wilshire 5000 Index Fund - Institutional Class returned 30.08%, underperforming the Wilshire 5000 Total Market Index by 0.94%. The Wilshire International Equity Fund -

Wilshire Mutual Funds, Inc. Letter to Shareholders (Unaudited) - (Continued)

Institutional Class returned 23.81%, outperforming the MSCI All Country World ex-U.S. Index by 2.30%. The Wilshire Income Opportunities Fund - Institutional Class returned 9.94%, outperforming the Bloomberg Barclays U.S. Universal Index by 0.65%. We are pleased with the Funds’ performance for 2019 and we are confident that each Fund is well positioned for future growth.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jason Schwarz
President, Wilshire Mutual Funds

Wilshire Mutual Funds, Inc. Letter to Shareholders (Unaudited) - (Continued)

Past performance does not guarantee future results. The performance data quoted represent past performance and current returns may be lower or higher. Share prices and investment returns fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. For periods less than one year, performance is cumulative. For performance data current to the most recent month-end please call 1-866-591-1568.

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transactions costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Investments in smaller companies typically exhibit higher volatility.

Investing involves risk including loss of principal. This report identifies each Portfolio’s investments on December 31, 2019. These holdings are subject to change. Not all investments in each Portfolio performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

The MSCI EAFE Index is an equity index which captures large and mid-cap representation across developed markets countries around the world, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Wilshire 5000 Total Market IndexSM is widely accepted as the definitive benchmark for the U.S. equity market, and measures performance of all U.S. equity securities with readily available price data.

Large Company Growth Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/19	28.61%
Five Years Ended 12/31/19	11.93%
Ten Years Ended 12/31/19	12.67%

RUSSELL 1000® GROWTH INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/19	36.39%
Five Years Ended 12/31/19	14.63%
Ten Years Ended 12/31/19	15.22%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Large Company Growth Portfolio, Investment Class Shares and the Russell 1000® Growth Index through 12/31/19.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/19	29.02%
Five Years Ended 12/31/19	12.28%
Ten Years Ended 12/31/19	13.04%

RUSSELL 1000® GROWTH INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/19	36.39%
Five Years Ended 12/31/19	14.63%
Ten Years Ended 12/31/19	15.22%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Large Company Growth Portfolio, Institutional Class Shares and the Russell 1000® Growth Index through 12/31/19.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

The Wilshire 5000 Total Market IndexSM returned 31.02% for 2019. Global risk assets finished 2019 with strong positive momentum. Real Gross Domestic Product (GDP) grew 2.1% on an annualized basis in the third quarter. Consumer spending, which was up 3% annualized for the quarter, was the main contributor to growth. Consumers have accounted for much of the economic growth throughout 2019. Private investment was down for the second straight quarter due to a decrease in nonresidential spending on structures and equipment. Government spending was up, contributing 0.3% to overall growth.

Sector returns for the Wilshire 5000 Total Market Index were all positive for 2019. Information Technology (+49.68%), Communication Services (32.69%), and Financials (30.62%) were the best performing sectors while Energy (9.75%) and Health Care (22.13%) were the laggards. For the year, large capitalization stocks outperformed small caps with the Wilshire U.S. Large-Cap IndexSM returning 31.51% versus 26.21% for the Wilshire U.S. Small-Cap IndexSM. Growth stocks again led value equities in the fourth quarter and extended outperformance for the past twelve months.

U.S. real estate securities were down during the fourth quarter but still produced strong results for the year. Global real estate securities were up for both periods, generating double-digit gains for the year. Commodity results were positive for the quarter as crude oil rose 12.9% to $61.06 per barrel. Master Limited Partnerships (MLPs) were down for the quarter (-4.08%) but produced positive results for 2019. Finally, gold prices were up and finished at approximately $1,523 per troy ounce, up +18.89% from last year.

The Wilshire Large Company Growth Portfolio - Institutional Class returned 29.02% in 2019, underperforming the Russell 1000 Growth Index return of 36.39% by 7.37%. Sector allocations to Health Care and Information Technology were detractive to performance. Stock selection within Health Care was the top detractor of relative performance. Conversely, stock selection within Consumer Discretionary aided to relative performance.

Despite recent relative underperformance, we believe the Portfolio is well positioned going into 2020 as the market deals with ongoing macroeconomic and geopolitical issues.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2019)

†	Based on the percent of Portfolio’s total investments in securities at value.

Large Company Value Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/19	23.63%
Five Years Ended 12/31/19	6.52%
Ten Years Ended 12/31/19	10.17%

RUSSELL 1000® VALUE INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/19	26.54%
Five Years Ended 12/31/19	8.29%
Ten Years Ended 12/31/19	11.80%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Large Company Value Portfolio, Investment Class Shares and the Russell 1000® Value Index through 12/31/19.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/19	23.99%
Five Years Ended 12/31/19	6.77%
Ten Years Ended 12/31/19	10.44%

RUSSELL 1000® VALUE INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/19	26.54%
Five Years Ended 12/31/19	8.29%
Ten Years Ended 12/31/19	11.80%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Large Company Value Portfolio, Institutional Class Shares and the Russell 1000® Value Index through 12/31/19.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

The Wilshire 5000 Total Market IndexSM returned 31.02% for 2019. Global risk assets finished 2019 with strong positive momentum. Real Gross Domestic Product (GDP) grew 2.1% on an annualized basis in the third quarter. Consumer spending, which was up 3% annualized for the quarter, was the main contributor to growth. Consumers have accounted for much of the economic growth throughout 2019. Private investment was down for the second straight quarter due to a decrease in nonresidential spending on structures and equipment. Government spending was up, contributing 0.3% to overall growth.

Sector returns for the Wilshire 5000 Total Market Index were all positive for 2019. Information Technology (+49.68%), Communication Services (32.69%), and Financials (30.62%) were the best performing sectors while Energy (9.75%) and Health Care (22.13%) were the laggards. For the year, large capitalization stocks outperformed small caps with the Wilshire U.S. Large-Cap IndexSM returning 31.51% versus 26.21% for the Wilshire U.S. Small-Cap IndexSM. Growth stocks again led value equities in the fourth quarter and extended the outperformance for the past twelve months.

U.S. real estate securities were down during the fourth quarter but still produced strong results for the year. Global real estate securities were up for both periods, generating double-digit gains for the year. Commodity results were positive for the quarter as crude oil rose 12.9% to $61.06 per barrel. Master Limited Partnerships (MLPs) were down for the quarter (-4.08%) but produced positive results for 2019. Finally, gold prices were up and finished at approximately $1,523 per troy ounce, up +18.89% from last year.

The Wilshire Large Company Value Portfolio - Institutional Class returned 23.99% in 2019, underperforming the Russell 1000 Value Index return of 26.54% by 2.55%. Stock selection within Information Technology meaningfully detracted from performance. Overweight to the Industrials and Information Technology contributed positively to performance.

Despite recent relative underperformance, we believe the Portfolio is well positioned going into 2020 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2019)

†	Based on the percent of Portfolio’s total investments in securities at value.

Small Company Growth Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/19	27.23%
Five Years Ended 12/31/19	10.42%
Ten Years Ended 12/31/19	13.11%

RUSSELL 2000® GROWTH INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/19	28.48%
Five Years Ended 12/31/19	9.34%
Ten Years Ended 12/31/19	13.01%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Small Company Growth Portfolio, Investment Class Shares and the Russell 2000® Growth Index through 12/31/19.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/19	27.56%
Five Years Ended 12/31/19	10.71%
Ten Years Ended 12/31/19	13.40%

RUSSELL 2000® GROWTH INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/19	28.48%
Five Years Ended 12/31/19	9.34%
Ten Years Ended 12/31/19	13.01%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Small Company Growth Portfolio, Institutional Class Shares and the Russell 2000® Growth Index through 12/31/19.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

The Wilshire 5000 Total Market IndexSM returned 31.02% for 2019. Global risk assets finished 2019 with strong positive momentum. Real Gross Domestic Product (GDP) grew 2.1% on an annualized basis in the third quarter. Consumer spending, which was up 3% annualized for the quarter, was the main contributor to growth. Consumers have accounted for much of the economic growth throughout 2019. Private investment was down for the second straight quarter due to a decrease in nonresidential spending on structures and equipment. Government spending was up, contributing 0.3% to overall growth.

Sector returns for the Wilshire 5000 Total Market Index were all positive for 2019. Information Technology (+49.68%), Communication Services (32.69%), and Financials (30.62%) were the best performing sectors while Energy (9.75%) and Health Care (22.13%) were the laggards. For the year, large capitalization stocks outperformed small caps with the Wilshire U.S. Large-Cap IndexSM returning 31.51% versus 26.21% for the Wilshire U.S. Small-Cap IndexSM. Growth stocks again led value equities in the fourth quarter and extended the outperformance for the past twelve months.

U.S. real estate securities were down during the fourth quarter but still produced strong results for the year. Global real estate securities were up for both periods, generating double-digit gains for the year. Commodity results were positive for the quarter as crude oil rose 12.9% to $61.06 per barrel. Master Limited Partnerships (MLPs) were down for the quarter (-4.08%) but produced positive results for 2019. Finally, gold prices were up and finished at approximately $1,523 per troy ounce, up +3.9% from last quarter.

The Wilshire Small Company Growth Portfolio - Institutional Class returned 27.56% in 2019, underperforming the Russell 2000 Growth Index return of 28.48% by 0.92%. Underweight exposure to Health Care along with overweight exposure to Consumer Staples, detracted from performance. Stock selection within Health Care detracted meaningfully from relative performance. Conversely, the Portfolio benefited from sector allocation to Information Technology as well as from strong stock selection within Communication Services and Information Technology.

Despite recent relative underperformance, we believe the Portfolio is well positioned going into 2020 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2019)

†	Based on the percent of Portfolio’s total investments in securities at value. Includes investments held as collateral for securities on loan (see Note 7 in Notes to Financial Statements).

Small Company Value Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/19	21.32%
Five Years Ended 12/31/19	5.77%
Ten Years Ended 12/31/19	10.47%

RUSSELL 2000® VALUE INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/19	22.39%
Five Years Ended 12/31/19	6.99%
Ten Years Ended 12/31/19	10.56%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Small Company Value Portfolio, Investment Class Shares and the Russell 2000® Value Index through 12/31/19.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/19	21.60%
Five Years Ended 12/31/19	6.05%
Ten Years Ended 12/31/19	10.78%

RUSSELL 2000® VALUE INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/19	22.39%
Five Years Ended 12/31/19	6.99%
Ten Years Ended 12/31/19	10.56%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Small Company Value Portfolio, Institutional Class Shares and the Russell 2000® Value Index through 12/31/19.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

The Wilshire 5000 Total Market IndexSM returned 31.02% for 2019. Global risk assets finished 2019 with strong positive momentum. Real Gross Domestic Product (GDP) grew 2.1% on an annualized basis in the third quarter. Consumer spending, which was up 3% annualized for the quarter, was the main contributor to growth. Consumers have accounted for much of the economic growth throughout 2019. Private investment was down for the second straight quarter due to a decrease in nonresidential spending on structures and equipment. Government spending was up, contributing 0.3% to overall growth.

Sector returns for the Wilshire 5000 Total Market Index were all positive for 2019. Information Technology (+49.68%), Communication Services (32.69%), and Financials (30.62%) were the best performing sectors while Energy (9.75%) and Health Care (22.13%) were the laggards. For the year, large capitalization stocks outperformed small caps with the Wilshire U.S. Large-Cap IndexSM returning 31.51% versus 26.21% for the Wilshire U.S. Small-Cap IndexSM. Growth stocks again led value equities in the fourth quarter and extended the outperformance for the past twelve months.

U.S. real estate securities were down during the fourth quarter but still produced strong results for the year. Global real estate securities were up for both periods, generating double-digit gains for the year. Commodity results were positive for the quarter as crude oil rose 12.9% to $61.06 per barrel. Master Limited Partnerships (MLPs) were down for the quarter (-4.08%) but produced positive results for 2019. Finally, gold prices were up and finished at approximately $1,523 per troy ounce, up +18.89% from last year.

The Wilshire Small Company Value Portfolio - Institutional Class returned 21.60% in 2019, underperforming the Russell 2000 Value Index return of 22.39% by 0.79%. Stock selection within Real Estate and Energy weighted down relative performance. Conversely, stock selection within Financials and Materials, along with overweight exposure to Information Technology, contributed positively to performance.

Despite recent relative underperformance, we believe the Portfolio is well positioned going into 2020 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2019)

†	Based on percent of the Portfolio’s total investments in securities at value. Includes investments held as collateral for securities on loan (see Note 7 in Notes to Financial Statements).

Wilshire 5000 Indexsm Fund Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/19	29.74%
Five Years Ended 12/31/19	10.64%
Ten Years Ended 12/31/19	12.72%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Returns

One Year Ended 12/31/19	31.02%
Five Years Ended 12/31/19	11.38%
Ten Years Ended 12/31/19	13.44%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Wilshire 5000 IndexSM Fund, Investment Class Shares and the Wilshire 5000 IndexSM through 12/31/19.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/19	30.08%
Five Years Ended 12/31/19	10.95%
Ten Years Ended 12/31/19	13.01%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Returns

One Year Ended 12/31/19	31.02%
Five Years Ended 12/31/19	11.38%
Ten Years Ended 12/31/19	13.44%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Wilshire 5000 IndexSM Fund, Institutional Class Shares and the Wilshire 5000 IndexSM through 12/31/19.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

Outside of the United States, equities also performed well. The MSCI All Country World ex USA Index returning 21.51% for 2019. Globally, the economic data has also shown some signs of stability, as growth and inflation in Japan are picking up, economic growth in South Korea outperformed expectations, and German manufacturing showed some signs of potential bottoming. Furthermore, improvements in trade negotiations between the U.S and China, as well as Mexico, helped to improve sentiment in emerging markets. The MSCI Emerging Markets Index returned 18.42% for 2019.

The Wilshire 5000 Index Fund - Institutional Class returned 30.08% in 2019, underperforming the Wilshire 5000 Index return of 31.02% by 0.94%. Relative underperformance is attributable to Fund expenses and is well within the historical range.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2019)

†	Based on percent of the Portfolio’s total investments in securities at value. Includes investments held as collateral for securities on loan (see Note 7 in Notes to Financial Statements).

Wilshire International Equity Fund Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/19	23.52%
Five Years Ended 12/31/19	6.32%
Ten Years Ended 12/31/19	6.45%

MSCI ALL COUNTRY WORLD EX-U.S. INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/19	21.51%
Five Years Ended 12/31/19	5.51%
Ten Years Ended 12/31/19	4.97%

On April 2, 2013, the Wilshire International Equity Fund’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods.

*

During the ten years ended December 31, 2019, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements, historical total returns would have been lower. For the year ended December 31, 2019, the investment adviser reduced its fees or reimbursed expenses in the amount of 0.08% of average net assets.

(1)

The MSCI All Country World Ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Wilshire International Equity Fund, Investment Class Shares and the MSCI All Country World Ex-U.S. Index through 12/31/19.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns*

One Year Ended 12/31/19	23.81%
Five Years Ended 12/31/19	6.60%
Ten Years Ended 12/31/19	6.70%

MSCI ALL COUNTRY WORLD EX-U.S. INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/19	21.51%
Five Years Ended 12/31/19	5.51%
Ten Years Ended 12/31/19	4.97%

On April 2, 2013, the Wilshire International Equity Fund’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods.

(1)

The MSCI All Country World Ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Wilshire International Equity Fund, Institutional Class Shares and the MSCI All Country World Ex-U.S. Index through 12/31/19.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

Outside of the United States, equities also performed well. The MSCI All Country World ex USA Index returning 21.51% for 2019. Globally, the economic data has also shown some signs of stability, as growth and inflation in Japan are picking up, economic growth in South Korea outperformed expectations, and German manufacturing showed some signs of potential bottoming. Furthermore, improvements in trade negotiations between the U.S and China, as well as Mexico, helped to improve sentiment in emerging markets. The MSCI Emerging Markets Index returned 18.42% for 2019.

The Wilshire International Equity Fund - Institutional Class returned 23.81% in 2019, outperforming the MSCI All Country World ex USA Investable Market Index return of 21.51% by 2.30%. Strong stock selection within Industrials and Information Technology contributed to relative performance. Additionally, overweight to Information Technology aided performance. Conversely. performance was weighted down by stock selection within Communication Services as well as well as country selection in France.

We are pleased with the Fund’s relative outperformance for 2019 and believe that the Fund is well positioned going into 2020 as the market deals with ongoing macroeconomic and geopolitical issues.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2019)

†	Based on percent of the Portfolio’s total investments in securities at value. Includes investments held as collateral for securities on loan (see Note 7 in Notes to Financial Statements).

Wilshire Income Opportunities Fund Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns*

One Year Ended 12/31/19	9.58%
Inception (03/30/16) through 12/31/19	4.85%

Bloomberg Barclays U.S. Universal Index(1)

Average Annual Total Returns

One Year Ended 12/31/19	9.29%
Inception (03/30/16) through 12/31/19	3.71%

(1)

The Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Some U.S. Universal Index constituents may be eligible for one or more of its contributing subcomponents that are not mutually exclusive. The Bloomberg Barclays U.S. Universal Index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Wilshire Income Opportunities Fund, Investment Class Shares and the Bloomberg Barclays U.S. Universal Index through 12/31/19.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Wilshire Income Opportunities Fund Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/19	9.94%
Inception (03/30/16) through 12/31/19	5.04%

Bloomberg Barclays U.S. Universal Index(1)

Average Annual Total Returns

One Year Ended 12/31/19	9.29%
Inception (03/30/16) through 12/31/19	3.71%

(1)

The Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Some U.S. Universal Index constituents may be eligible for one or more of its contributing subcomponents that are not mutually exclusive. The Bloomberg Barclays U.S. Universal Index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Wilshire Income Opportunities Fund, Institutional Class Shares and the Bloomberg Barclays U.S. Universal Index through 12/31/19.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Wilshire Income Opportunities Fund Commentary (Unaudited) - (Continued)

The Bloomberg Barclays US Aggregate Bond Index returned 8.72% for 2019. The gradual steepening of global yield curves throughout the 4th quarter is indicative of improving sentiment and growth. That being said, the near-term outlook faces heightened uncertainty on concerns that the coronavirus could impact global economic growth. Given that investors continue to invest with a growing degree of calm and complacency, as volatility collapsed throughout the fourth quarter in both equities and fixed income, there is a growing probability of higher volatility ahead. The U.S. Treasury yield curve fell in the short portion of the curve, but rose across intermediate and long-term maturities. Credit spread narrowed within both investment grade and high yield markets. The Bloomberg Barclays Long Government/Credit Index and the Bloomberg Barclays US Corporate High Yield Index returned 19.59% and 14.32%, respectively. In terms of monetary policy, global central banks have continued to lead with a dovish tone, which has supported the rich valuations of government bonds and continues to be very supportive of risk assets.

The Wilshire Income Opportunities Fund - Institutional Class returned 9.94% for 2019, outperforming the Bloomberg Barclays U.S. Universal Index return of 9.29% by 0.65%. Exposures to emerging market debt, investment grade and high yield issues were positive contributors to performance. Allocations to bank loans as well as an underweight posture to duration weighted on relative performance.

We are pleased with the Fund’s relative outperformance for 2019 and believe that the Fund is well positioned going into 2020 as the market deals with ongoing macroeconomic and geopolitical issues.

Wilshire Income Opportunities Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2019)

†	Based on percent of the Fund’s total investments in securities at value.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Portfolios and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

The table on the next page illustrates the Portfolios’ costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee reductions, that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolios at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare the Portfolios’ costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that each Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not each Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess the Portfolios’ ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses (Unaudited) - (Continued) For the Six Months Ended December 31, 2019 (Unaudited)

	Beginning Account Value 07/01/2019	Ending Account Value 12/31/2019	Net Expense Ratio(1)	Expenses Paid During Period 07/01/19-12/31/19(2)
Large Company Growth Portfolio
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,067.10	1.30%	$ 6.78
Institutional Class	$ 1,000.00	$ 1,068.80	0.98%	$ 5.11
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,018.65	1.30%	$ 6.62
Institutional Class	$ 1,000.00	$ 1,020.27	0.98%	$ 4.99
Large Company Value Portfolio
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,083.50	1.25%	$ 6.56
Institutional Class	$ 1,000.00	$ 1,084.90	0.98%	$ 5.16
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,018.90	1.25%	$ 6.36
Institutional Class	$ 1,000.00	$ 1,020.25	0.98%	$ 5.00
Small Company Growth Portfolio
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,055.50	1.35%	$ 6.99
Institutional Class	$ 1,000.00	$ 1,056.70	1.10%	$ 5.70
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,018.40	1.35%	$ 6.87
Institutional Class	$ 1,000.00	$ 1,019.66	1.10%	$ 5.60
Small Company Value Portfolio
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,061.50	1.35%	$ 7.01
Institutional Class	$ 1,000.00	$ 1,062.90	1.10%	$ 5.72
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,018.40	1.35%	$ 6.87
Institutional Class	$ 1,000.00	$ 1,019.66	1.10%	$ 5.60

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses (Unaudited) - (Continued) For the Six Months Ended December 31, 2019 (Unaudited)

	Beginning Account Value 07/01/2019	Ending Account Value 12/31/2019	Net Expense Ratio(1)	Expenses Paid During Period 07/01/19-12/31/19(2)
Wilshire 5000 IndexSM Fund
Based on Actual Fund Return
Investment Class .	$ 1,000.00	$ 1,100.70	0.62%	$ 3.26
Institutional Class	$ 1,000.00	$ 1,102.10	0.32%	$ 1.70
Based on Hypothetical 5% Return
Investment Class .	$ 1,000.00	$ 1,022.10	0.62%	$ 3.14
Institutional Class	$ 1,000.00	$ 1,023.59	0.32%	$ 1.63
Wilshire International Equity Fund
Based on Actual Fund Return
Investment Class .	$ 1,000.00	$ 1,083.00	1.50%	$ 7.87
Institutional Class	$ 1,000.00	$ 1,084.70	1.25%	$ 6.57
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,017.64	1.50%	$ 7.63
Institutional Class	$ 1,000.00	$ 1,018.90	1.25%	$ 6.36
Wilshire Income Opportunities Fund
Based on Actual Fund Return
Investment Class .	$ 1,000.00	$ 1,020.10	1.15%	$ 5.86
Institutional Class	$ 1,000.00	$ 1,021.70	0.89%	$ 4.52
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,019.40	1.15%	$ 5.86
Institutional Class	$ 1,000.00	$ 1,020.73	0.89%	$ 4.52

(1)	Annualized, based on each Portfolio’s most recent fiscal half-year expenses.
(2)	Expenses are equal to each Portfolio’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments	December 31, 2019

	Shares	Value
COMMON STOCKS — 98.6% (a)
Communication Services — 11.4%
Activision Blizzard, Inc.	39,983	$2,375,790
Alphabet, Inc. - Class C (b)	4,970	6,644,990
Alphabet, Inc. - Class A (b)	2,539	3,400,711
Facebook, Inc. - Class A (b)	52,116	10,696,809
Other Securities (c)		863,060
		23,981,360
Consumer Discretionary — 17.7%
Alibaba Group Holding Ltd. - ADR (b)	36,832	7,812,067
Amazon.com, Inc. (b)	6,198	11,452,912
Burlington Stores, Inc. (b)	11,694	2,666,583
Lululemon Athletica, Inc. (b)	14,538	3,368,019
Starbucks Corp.	27,298	2,400,040
Ulta Beauty, Inc. (b)	6,168	1,561,368
Yum! Brands, Inc.	15,852	1,596,772
Other Securities (c)		6,368,935
		37,226,696
Consumer Staples — 6.1%
Danone SA - ADR	104,494	1,723,106
Monster Beverage Corp. (b)	50,988	3,240,287
The Coca-Cola Co.	42,964	2,378,057
The Procter & Gamble Co.	18,665	2,331,259
Other Securities (c)		3,219,424
		12,892,133
Energy — 0.6%
Other Securities (c)		1,262,521

Financials — 4.5%
CME Group, Inc.	7,865	1,578,663
MSCI, Inc.	6,888	1,778,344
SEI Investments Co.	26,621	1,743,143
Other Securities (c)		4,393,850
		9,494,000
Health Care — 16.6%
AbbVie, Inc.	17,042	1,508,899
Amgen, Inc.	8,843	2,131,782
Cerner Corp.	21,704	1,592,856
Edwards Lifesciences Corp. (b)	11,037	2,574,822
Illumina, Inc. (b)	5,186	1,720,404
Merck & Co., Inc.	20,788	1,890,669
Novartis AG - ADR	17,630	1,669,385
Novo Nordisk A/S - ADR	36,641	2,120,781

	Shares	Value
Regeneron Pharmaceuticals, Inc. (b)	6,132	$2,302,443
Roche Holding AG - ADR	58,113	2,362,874
UnitedHealth Group, Inc.	11,151	3,278,171
Veeva Systems, Inc. - Class A (b)	16,947	2,383,765
Zoetis, Inc.	21,900	2,898,465
Other Securities (c)		6,674,687
		35,110,003
Industrials — 6.3%
CoStar Group, Inc. (b)	4,733	2,831,754
Deere & Co.	11,026	1,910,365
Expeditors International of Washington, Inc.	25,667	2,002,539
Union Pacific Corp.	10,995	1,987,786
Other Securities (c)		4,580,108
		13,312,552
Information Technology — 34.1%
Apple, Inc.	20,492	6,017,476
Autodesk, Inc. (b)	18,789	3,447,030
Cisco Systems, Inc.	53,143	2,548,738
EPAM Systems, Inc. (b)	11,143	2,364,099
Keysight Technologies, Inc. (b)	17,230	1,768,315
Microsoft Corp.	52,596	8,294,389
NVIDIA Corp.	27,700	6,517,810
Oracle Corp.	82,303	4,360,413
PayPal Holdings, Inc. (b)	27,102	2,931,623
Proofpoint, Inc. (b)	13,283	1,524,623
QUALCOMM, Inc.	35,081	3,095,197
salesforce.com, Inc. (b)	14,432	2,347,220
ServiceNow, Inc. (b)	12,764	3,603,532
Visa, Inc. - Class A	61,416	11,540,066
Workday, Inc. - Class A (b)	13,298	2,186,856
Other Securities (c)		9,397,942
		71,945,329
Materials — 0.7%
Other Securities (c)		1,378,491

Real Estate — 0.6%
Other Securities (c)		1,288,284

Total Common Stocks (Cost $118,103,334)		$207,891,369

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2019

	Shares	Value
SHORT-TERM INVESTMENT — 1.4%
Money Market Fund — 1.4%
First American Government Obligations Fund - Class X, 1.508% (d)	3,000,468	$3,000,468
Total Short-Term Investment (Cost $3,000,468)		3,000,468

Total Investments at Value (Cost $121,103,802) — 100.0%		$210,891,837

Other Assets in Excess of Liabilities — 0.0% (e)		37,514

Net Assets — 100.0%		$210,929,351

Percentages are stated as a percent of net assets.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings, each investment of any issue that exceeds 1% of the Portfolio’s net assets, and any investments classified as Level 3. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) on the SEC’s website at http://www.sec.gov; and (ii) on our website at http://advisor.wilshire.com.

ADR — American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)

Represents issuers not identified as a top 50 holding in terms of market value, issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or any issuers not classified as Level 3 investments, as of December 31, 2019.

(d)	The rate shown is the 7-day effective yield as of December 31, 2019.
(e)	Percentage rounds to less than 0.1%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments	December 31, 2019

	Shares	Value
COMMON STOCKS — 98.8% (a)
Communication Services — 5.7%
AT&T, Inc.	94,550	$3,695,014
Comcast Corp. - Class A	46,764	2,102,977
The Interpublic Group of Cos., Inc.	70,596	1,630,767
Verizon Communications, Inc.	48,846	2,999,144
Other Securities (b)		463,293
		10,891,195
Consumer Discretionary — 8.6%
Ford Motor Co.	214,253	1,992,553
Lear Corp.	15,454	2,120,289
Lowe’s Cos., Inc.	13,031	1,560,592
Newell Brands, Inc.	95,693	1,839,219
PVH Corp.	18,813	1,978,187
Other Securities (b)		7,003,930
		16,494,770
Consumer Staples — 3.5%
Other Securities (b)		6,826,840

Energy — 10.3%
EOG Resources, Inc.	20,157	1,688,351
Exxon Mobil Corp.	29,287	2,043,648
Halliburton Co.	101,394	2,481,111
National Oilwell Varco, Inc.	81,943	2,052,672
Phillips 66	15,847	1,765,514
Valero Energy Corp.	18,240	1,708,176
Other Securities (b)		8,068,517
		19,807,989
Financials — 27.0%
American International Group, Inc.	38,115	1,956,443
AXA Equitable Holdings, Inc.	78,734	1,951,029
Bank of America Corp.	104,630	3,685,069
Capital One Financial Corp.	22,901	2,356,742
Chubb Ltd.	12,208	1,900,297
Citigroup, Inc.	37,793	3,019,283
JPMorgan Chase & Co.	32,401	4,516,699
MetLife, Inc.	36,121	1,841,087
Morgan Stanley	43,205	2,208,640
New York Community Bancorp, Inc.	154,795	1,860,636
Northern Trust Corp.	17,312	1,839,227
U.S. Bancorp	39,355	2,333,358
Voya Financial, Inc.	26,156	1,594,993

	Shares	Value
Wells Fargo & Co.	82,810	$4,455,178
Other Securities (b)		16,301,890
		51,820,571
Health Care — 13.6%
Amgen, Inc.	8,539	2,058,497
Bristol-Myers Squibb Co.	28,796	1,848,415
Cigna Corp.	9,939	2,032,426
CVS Health Corp.	47,003	3,491,853
Johnson & Johnson	22,020	3,212,058
Medtronic PLC	22,095	2,506,678
Pfizer, Inc.	43,310	1,696,886
UnitedHealth Group, Inc.	7,375	2,168,103
Other Securities (b)		7,200,985
		26,215,901
Industrials — 10.1%
General Electric Co.	445,188	4,968,298
Stanley Black & Decker, Inc.	16,516	2,737,362
United Technologies Corp.	13,346	1,998,697
Westinghouse Air Brake Technologies Corp.	32,751	2,548,028
Other Securities (b)		7,107,037
		19,359,422
Information Technology — 6.9%
Cognizant Technology Solutions Corp. - Class A	25,602	1,587,836
Hewlett Packard Enterprise Co.	114,735	1,819,697
Oracle Corp.	63,509	3,364,707
Other Securities (b)		6,531,043
		13,303,283
Materials — 3.3%
Other Securities (b)		6,304,934

Real Estate — 3.3%
Healthpeak Properties, Inc.	67,607	2,330,413
Simon Property Group, Inc.	13,032	1,941,247
Other Securities (b)		2,144,377
		6,416,037
Utilities — 6.5%
Dominion Energy, Inc.	25,828	2,139,075
Edison International	32,831	2,475,786
Entergy Corp.	18,647	2,233,911

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2019

	Shares	Value
COMMON STOCKS — 98.8% (a) (Continued)
Utilities — 6.5% (Continued)
Exelon Corp.	49,192	$2,242,663
Other Securities (b)		3,352,411
		12,443,846
Total Common Stocks (Cost $161,353,878)		$189,884,788

SHORT-TERM INVESTMENT — 0.8%
Money Market Fund — 0.8%
First American Government Obligations Fund - Class X, 1.508% (c)	1,552,610	$1,552,610
Total Short-Term Investment (Cost $1,552,610)		1,552,610

Total Investments at Value (Cost $162,906,488) — 99.6%		$191,437,398

Other Assets in Excess of Liabilities — 0.4%		701,387

Net Assets — 100.0%		$192,138,785

Percentages are stated as a percent of net assets.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings, each investment of any issue that exceeds 1% of the Portfolio’s net assets, and any investments classified as Level 3. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) on the SEC’s website at http://www.sec.gov; and (ii) on our website at http://advisor.wilshire.com.

ADR — American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)

Represents issuers not identified as a top 50 holding in terms of market value, issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or any issuers not classified as Level 3 investments, as of December 31, 2019.

(c)	Rate listed is the 7-day effective yield as of December 31, 2019.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments	December 31, 2019

	Shares	Value
COMMON STOCKS — 97.7% (a)
Communication Services — 1.4%
Cogent Communications Holdings, Inc.	7,510	$494,233
Other Securities (b)		361,925
		856,158
Consumer Discretionary — 10.9%
BJ’s Restaurants, Inc.	10,795	409,778
Career Education Corp. (c)	15,460	284,309
Chegg, Inc. (c)	26,961	1,022,092
Skyline Champion Corp. (c)	39,745	1,259,917
Steven Madden Ltd.	16,659	716,504
TopBuild Corp. (c)	5,805	598,379
Other Securities (b)		2,571,463
		6,862,442
Consumer Staples — 5.6%
Calavo Growers, Inc.	4,328	392,074
Inter Parfums, Inc.	18,490	1,344,408
J&J Snack Foods Corp.	7,555	1,392,160
Other Securities (b)		416,447
		3,545,089
Energy — 0.8%
Select Energy Services, Inc. - Class A (c)	55,920	518,937
Other Securities (b)		11,725
		530,662
Financials — 6.6%
Banc of California, Inc.	41,405	711,338
CenterState Bank Corp.	30,210	754,646
Goosehead Insurance, Inc. - Class A	8,455	358,492
LendingTree, Inc. (c)(d)	2,156	654,217
Other Securities (b)		1,702,208
		4,180,901
Health Care — 26.7%
BioTelemetry, Inc. (c)	17,940	830,622
CONMED Corp.	7,430	830,897
Heska Corp. (c)	5,000	479,700
Integer Holdings Corp. (c)	9,035	726,685
LeMaitre Vascular, Inc.	18,950	681,253
Medpace Holdings, Inc. (c)	12,645	1,062,939
Mesa Laboratories, Inc.	4,195	1,046,233
Neogen Corp. (c)	11,485	749,511
NeoGenomics, Inc. (c)	37,503	1,096,963
PRA Health Sciences, Inc. (c)	11,730	1,303,790

	Shares	Value
Repligen Corp. (c)	15,990	$1,479,075
Tabula Rasa HealthCare, Inc. (c)	17,055	830,237
Other Securities (b)		5,705,679
		16,823,584
Industrials — 15.4%
Axon Enterprise, Inc. (c)	11,655	854,078
Kratos Defense & Security Solutions, Inc. (c)	53,740	967,857
Marten Transport Ltd.	21,550	463,110
Mercury Systems, Inc. (c)	10,270	709,760
Saia, Inc. (c)	5,470	509,366
SiteOne Landscape Supply, Inc. (c)	8,932	809,686
Tetra Tech, Inc.	3,300	284,328
Other Securities (b)		5,126,359
		9,724,544
Information Technology — 26.9%
Appfolio, Inc. - Class A (c)	4,472	491,696
Box, Inc. - Class A (c)	32,775	549,965
Cabot Microelectronics Corp.	2,945	425,022
ENDAVA PLC - ADR (c)	12,771	595,129
Evo Payments, Inc. - Class A (c)	38,257	1,010,367
I3 Verticals, Inc. - Class A (c)	19,980	564,435
j2 Global, Inc.	3,030	283,941
MAXIMUS, Inc.	17,703	1,316,926
Mimecast Ltd. (c)	19,515	846,561
nLight, Inc. (c)	18,250	370,110
Pegasystems, Inc.	20,730	1,651,145
Qualys, Inc. (c)	13,775	1,148,422
Silicon Laboratories, Inc. (c)	7,500	869,850
WNS Holdings Ltd. - ADR (c)	28,609	1,892,485
Workiva, Inc. (c)	24,710	1,039,056
Other Securities (b)		3,956,345
		17,011,455
Materials — 1.6%
Ferroglobe Representation & Warranty Insurance Trust (c)(e)(f)	840	—
Quaker Chemical Corp.	3,365	553,610
Other Securities (b)		447,601
		1,001,211
Real Estate — 1.5%
Other Securities (b)(c)(d)		968,875

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2019

	Shares	Value
COMMON STOCKS — 97.7% (a) (Continued)
Utilities — 0.3%
Other Securities (b)		$170,357

Total Common Stocks (Cost $46,802,836)		$61,675,278

SHORT-TERM INVESTMENT — 3.4%
Money Market Fund — 3.4%
First American Government Obligations Fund - Class X, 1.508% (g)(h)	2,146,652	$2,146,652
Total Short-Term Investment (Cost $2,146,652)		2,146,652

Total Investments at Value (Cost $48,949,488) — 101.1%		$63,821,930

Liabilities in Excess of Other Assets — (1.1)%		(697,977)

Net Assets — 100.0%		$63,123,953

Percentages are stated as a percent of net assets.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings, each investment of any issue that exceeds 1% of the Portfolio’s net assets, and any investments classified as Level 3. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) on the SEC’s website at http://www.sec.gov; and (ii) on our website at http://advisor.wilshire.com.

ADR — American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)

Represents issuers not identified as a top 50 holding in terms of market value, issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or any issuers not classified as Level 3 investments, as of December 31, 2019.

(c)	Non-income producing security.
(d)	This security or a partial position of this security is on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $655,849 (Note 7).
(e)

Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of December 31, 2019, representing 0.0% of net assets (Note 2).

(f)	Illiquid security. The total value of such securities is $0 as of December 31, 2019, representing 0.0% of net assets.
(g)	The rate shown is the 7-day effective yield as of December 31, 2019.
(h)	A portion of this security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2019 was $670,000 (Note 7).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments	December 31, 2019

	Shares	Value
COMMON STOCKS — 98.0% (a)
Communication Services — 2.2%
Live Nation Entertainment, Inc. (b)	11,492	$821,333
Other Securities (c)		534,079
		1,355,412
Consumer Discretionary — 12.0%
Red Rock Resorts, Inc. - Class A	25,755	616,832
Vail Resorts, Inc.	3,138	752,587
Other Securities (c)		5,853,483
		7,222,902
Consumer Staples — 3.4%
Cal-Maine Foods, Inc.	11,197	478,672
Flowers Foods, Inc.	12,110	263,271
Post Holdings, Inc. (b)	3,365	367,122
Other Securities (c)		944,277
		2,053,342
Energy — 5.8%
Cimarex Energy Co.	5,179	271,846
WPX Energy, Inc. (b)	19,702	270,705
Other Securities (c)(d)		2,956,635
		3,499,186
Financials — 30.6%
Artisan Partners Asset Management, Inc. - Class A	8,500	274,720
Bank OZK	19,089	582,310
BankUnited, Inc.	9,128	333,720
Brookline Bancorp, Inc.	22,958	377,889
Cadence BanCorp	22,728	412,059
Cathay General Bancorp	9,741	370,645
Employers Holdings, Inc.	7,120	297,260
Enstar Group Ltd. (b)	2,636	545,283
Essent Group Ltd.	6,620	344,174
First Defiance Financial Corp.	12,302	387,390
Mr. Cooper Group, Inc. (b)	20,125	251,764
National Western Life Group, Inc. - Class A	845	245,794
ProAssurance Corp.	10,170	367,544
Radian Group, Inc.	17,296	435,167
RenaissanceRe Holdings Ltd.	1,210	237,184
Sterling Bancorp	32,625	687,735
Trustmark Corp.	7,669	264,657
Other Securities (c)		12,102,720
		18,518,015

	Shares	Value
Health Care — 2.6%
Hanger, Inc. (b)	8,998	$248,435
Other Securities (c)		1,290,153
		1,538,588
Industrials — 20.7%
Aircastle Ltd.	10,140	324,581
Alaska Air Group, Inc.	4,603	311,853
Allegiant Travel Co.	2,414	420,133
Colfax Corp. (b)	8,490	308,866
Continental Building Products, Inc. (b)	12,280	447,360
Heidrick & Struggles International, Inc.	9,689	314,892
Hub Group, Inc. - Class A (b)	12,252	628,405
Hyster-Yale Materials Handling, Inc.	4,041	238,257
Kirby Corp. (b)	5,176	463,407
SPX FLOW, Inc. (b)	7,395	361,394
Stericycle, Inc. (b)	3,980	253,964
The Toro Co.	3,076	245,065
Trinity Industries, Inc.	10,639	235,654
WESCO International, Inc. (b)	4,270	253,595
Other Securities (c)		7,718,860
		12,526,286
Information Technology — 7.6%
Broadridge Financial Solutions, Inc.	2,266	279,942
Cirrus Logic, Inc. (b)	3,121	257,202
Insight Enterprises, Inc. (b)	5,209	366,141
Sanmina Corp. (b)	17,076	584,682
Other Securities (c)(d)		3,116,149
		4,604,116
Materials — 3.3%
Ashland Global Holdings, Inc.	3,415	261,350
Other Securities (c)		1,711,875
		1,973,225
Real Estate — 6.0%
CubeSmart	13,186	415,095
Office Properties Income Trust	8,080	259,691
Pebblebrook Hotel Trust	9,680	259,521
RLJ Lodging Trust	13,690	242,587
Other Securities (c)		2,470,198
		3,647,092

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2019

	Shares	Value
COMMON STOCKS — 98.0% (a) (Continued)
Utilities — 3.8%
South Jersey Industries, Inc.	10,022	$330,526
Other Securities (c)		1,942,496
		2,273,022
Total Common Stocks (Cost $55,638,370)		$59,211,186

SHORT-TERM INVESTMENT — 1.8%
Money Market Fund — 1.8%
First American Government Obligations Fund - Class X, 1.508% (e)(f)	1,093,747	$1,093,747
Total Short-Term Investment (Cost $1,093,747)		$1,093,747

Total Investments at Value (Cost $56,732,117) — 99.8%		$60,304,933

Other Assets in Excess of Liabilities — 0.2%		127,760

Net Assets — 100.0%		$60,432,693

Percentages are stated as a percent of net assets.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings, each investment of any issue that exceeds 1% of the Portfolio’s net assets, and any investments classified as Level 3. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) on the SEC’s website at http://www.sec.gov; and (ii) on our website at http://advisor.wilshire.com.

ADR — American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)

Represents issuers not identified as a top 50 holding in terms of market value, issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or any issuers not classified as Level 3 investments, as of December 31, 2019.

(d)	This security or a partial position of this security is on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $3,294 (Note 7).
(e)	Rate listed is the 7-day effective yield as of December 31, 2019.
(f)	A portion of this security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2019 was $3,592 (Note 7).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments	December 31, 2019

	Shares	Value
COMMON STOCKS — 99.0% (a)
Communication Services — 9.4%
Actua Corp. (b)(c)	100	$28
Alphabet, Inc. - Class C (d)	3,983	5,325,351
Ambassadors Group, Inc. (b)(c)(d)	400	—
AT&T, Inc.	47,618	1,860,911
Comcast Corp. - Class A	27,208	1,223,544
Facebook, Inc. - Class A (d)	14,909	3,060,072
Netflix, Inc. (d)	2,752	890,465
The Walt Disney Co.	10,226	1,478,986
Verizon Communications, Inc.	26,033	1,598,426
Other Securities (e)(f)		3,519,478
		18,957,261
Consumer Discretionary — 10.1%
Amazon.com, Inc. (d)	2,898	5,355,040
McDonald’s Corp.	4,938	975,798
NIKE, Inc. - Class B	8,849	896,492
The Home Depot, Inc.	7,074	1,544,820
Other Securities (e)(f)		11,611,417
		20,383,567
Consumer Staples — 6.7%
Costco Wholesale Corp.	2,971	873,236
PepsiCo, Inc.	9,119	1,246,294
Philip Morris International, Inc.	10,236	870,981
The Coca-Cola Co.	25,840	1,430,244
The Procter & Gamble Co.	16,180	2,020,882
Walmart, Inc.	9,309	1,106,282
Other Securities (e)		5,954,657
		13,502,576
Energy — 4.0%
Chevron Corp.	12,173	1,466,968
Exxon Mobil Corp.	27,418	1,913,228
Other Securities (e)(f)		4,761,826
		8,142,022
Financials — 13.8%
Bank of America Corp.	56,308	1,983,168
Berkshire Hathaway, Inc. - Class B (d)	14,686	3,326,379
Citigroup, Inc.	14,925	1,192,358
JPMorgan Chase & Co.	20,082	2,799,431
Wells Fargo & Co.	25,727	1,384,113
Other Securities (e)(f)		17,265,011
		27,950,460

	Shares	Value
Health Care — 13.5%
Abbott Laboratories	11,795	$1,024,514
AbbVie, Inc.	9,790	866,807
Amgen, Inc.	3,950	952,226
Bristol-Myers Squibb Co.	15,801	1,014,266
Eli Lilly & Co.	6,092	800,672
Johnson & Johnson	16,915	2,467,391
Merck & Co, Inc.	17,035	1,549,333
Pfizer, Inc.	35,362	1,385,483
Thermo Fisher Scientific, Inc.	2,721	883,971
UnitedHealth Group, Inc.	6,246	1,836,199
Other Securities (e)(f)		14,442,739
		27,223,601
Industrials — 9.6%
Honeywell International, Inc.	4,552	805,704
The Boeing Co.	3,688	1,201,403
Union Pacific Corp.	4,657	841,939
United Technologies Corp.	5,348	800,916
Other Securities (e)		15,788,424
		19,438,386
Information Technology — 22.1%
Adobe, Inc. (d)	3,131	1,032,635
Apple, Inc.	29,423	8,640,064
Cisco Systems, Inc.	27,368	1,312,569
Intel Corp.	27,688	1,657,127
International Business Machines Corp.	5,755	771,400
Mastercard, Inc. - Class A	6,175	1,843,793
Microsoft Corp.	49,522	7,809,619
NVIDIA Corp.	3,787	891,081
Oracle Corp.	15,650	829,137
PayPal Holdings, Inc. (d)	7,725	835,613
salesforce.com, Inc. (d)	5,259	855,324
Visa, Inc. - Class A	11,316	2,126,276
Other Securities (e)		16,162,806
		44,767,444
Materials — 2.4%
Ferroglobe Representation & Warranty Insurance Trust (b)(c)(d)	500	—
Other Securities (e)(f)		4,856,701
		4,856,701

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments - (Continued)	December 31, 2019

	Shares	Value
COMMON STOCKS — 99.0% (a) (Continued)
Real Estate — 4.2%
New York REIT Liquidating, LLC (b)(c)(d)	130	$1,690
Rayonier, Inc. (b)(c)(d)	50,000	—
Other Securities (e)(f)		8,518,824
		8,520,514
Utilities — 3.2%
Other Securities (e)		6,519,156

Total Common Stocks (Cost $54,593,167)		$200,261,688

RIGHTS — 0.0% (g)
AMR Corp., Escrow (b)(c)(d)	3,275	$197
Media General, Inc. - CVR (b)(c)(d)	794	794
Schulman A, Inc. (b)(c)(d)	81	—
Total Rights (Cost $0)		$991

SHORT-TERM INVESTMENT — 0.0% (g)
Money Market Fund — 0.0%
First American Government Obligations Fund - Class X, 1.508% (h)(i)	133,729	$133,729
Total Short-Term Investment (Cost $133,729)		$133,729

Total Investments at Value (Cost $54,726,896) — 99.0%		$200,396,408

Other Assets in Excess of Liabilities — 1.0%		1,983,427

Net Assets — 100.0%		$202,379,835

Percentages are stated as a percent of net assets.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings, each investment of any issue that exceeds 1% of the Portfolio’s net assets, and any investments classified as Level 3. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) on the SEC’s website at http://www.sec.gov; and (ii) on our website at http://advisor.wilshire.com.

CVR — Contingent Value Right

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Illiquid security. The total value of such securities is $2,709 as of December 31, 2019, representing 0.0% of net assets.
(c)

Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $2,709 as of December 31, 2019, representing 0.0% of net assets.

(d)	Non-income producing security.
(e)

Represents issuers not identified as a top 50 holding in terms of market value, issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or any issuers not classified as Level 3 investments, as of December 31, 2019.

(f)	This security or a partial position of this security is on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $124,705 (Note 7).
(g)	Represents less than 0.1%.
(h)	Rate listed is the 7-day effective yield.
(i)	A portion of this security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2019 was $127,929 (Note 7).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments	December 31, 2019

	Shares	Value
COMMON STOCKS — 97.9%
Australia — 3.3%
CSL Ltd. (a)	32,488	$6,298,836
Other Securities (a)(b)(d)		6,610,468
		12,909,304
Austria — 0.3%
Other Securities (a)(d)		1,084,620

Belgium — 0.8%
Other Securities (a)(d)		3,005,334

Bermuda — 0.1%
Other Securities (a)(d)		526,009

Brazil — 1.0%
Other Securities (a)(d)		4,057,791

Canada — 5.4%
Canadian Pacific Railway Ltd.	18,653	4,755,582
Shopify, Inc. - Class A (c)	13,447	5,346,258
Other Securities (a)(d)		10,872,051
		20,973,891
Cayman Islands — 1.4%
Other Securities (a)(d)		5,309,230

Chile — 0.0% (e)
Other Securities (a)(d)		121,570

China — 1.0%
Other Securities (a)(d)		4,049,126

Czech Republic — 0.4%
Other Securities (a)(d)		1,428,352

Denmark — 2.7%
AP Moller - Maersk A/S - Series B (a)	2,466	3,558,010
DSV Panalpina A/S (a)	30,408	3,505,317
Other Securities (a)(d)		3,451,739
		10,515,066
Finland — 0.4%
Other Securities (a)(d)		1,617,444

	Shares	Value
France — 7.8%
LVMH Moet Hennessy Louis Vuitton SE (a)	12,931	$6,025,277
Pernod Ricard SA (a)	17,554	3,141,086
Rexel SA (a)	278,831	3,708,663
Schneider Electric SE (a)	30,114	3,093,918
Other Securities (a)(d)		14,516,621
		30,485,565
Germany — 3.8%
adidas AG (a)	9,593	3,122,708
BASF SE (a)	34,253	2,580,517
Volkswagen AG (a)	14,910	2,887,856
Other Securities (a)(d)		6,334,096
		14,925,177
Greece — 0.0% (e)
FF Group (b)(c)(f)	2,880	—
Other Securities (a)(d)		139,771
		139,771
Guernsey — 0.0% (e)
Other Securities (a)(d)		35,931

Hong Kong — 5.0%
AIA Group Ltd. (a)	437,665	4,603,346
China Resources Power Holdings Co. Ltd. (a)	1,896,504	2,662,871
Lenovo Group Ltd. (a)	3,489,000	2,343,050
Tencent Holdings Ltd. (a)	89,805	4,326,460
Other Securities (a)(d)		5,614,384
		19,550,111
Hungary — 0.1%
Other Securities (a)(d)		216,750

India — 1.2%
HDFC Bank Ltd. - ADR	62,537	3,962,970
Other Securities (a)(d)		532,906
		4,495,876
Indonesia — 0.1%
Other Securities (a)(d)		459,031

Ireland — 1.5%
Accenture PLC - Class A	23,357	4,918,283
Other Securities (a)(d)		1,038,878
		5,957,161
Isle Of Man — 0.0% (e)
Other Securities (a)(d)		43,587

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	December 31, 2019

	Shares	Value
COMMON STOCKS — 97.9% (Continued)
Israel — 0.2%
Other Securities (a)(d)		$668,037

Italy — 2.3%
EssilorLuxottica SA (a)	18,816	2,858,728
Other Securities (a)(d)		6,305,382
		9,164,110
Japan — 14.0%
Hitachi Metals Ltd. (a)	241,200	3,550,396
Honda Motor Co. Ltd. (a)	113,600	3,215,055
Inpex Corp. (a)	231,400	2,397,242
Keyence Corp. (a)	9,980	3,504,363
Sumitomo Mitsui Financial Group, Inc. (a)	70,100	2,589,169
Other Securities (a)(d)		39,484,779
		54,741,004
Jersey — 1.9%
Experian PLC (a)	185,233	6,279,343
Other Securities (a)(d)		1,031,830
		7,311,173
Luxembourg — 0.1%
Other Securities (a)(d)		263,264

Malaysia — 0.2%
Other Securities (a)(d)		753,601

Mexico — 0.9%
Wal-Mart de Mexico SAB de CV	870,531	2,499,136
Other Securities (a)(d)		824,663
		3,323,799
Netherlands — 3.0%
ASML Holding NV - ADR	12,179	3,604,253
Other Securities (a)(d)		7,960,437
		11,564,690
New Zealand — 0.1%
Other Securities (a)(d)		527,015

Norway — 0.2%
Other Securities (a)(d)		761,724

Philippines — 0.1%
Altus San Nicolas Corp. (b)(c)(f)	1,826	364
Other Securities (a)(d)		340,067
		340,431

	Shares	Value
Poland — 0.1%
Other Securities (a)(d)		$509,791

Portugal — 0.1%
Other Securities (a)(d)		262,836

Republic of Korea — 2.3%
Other Securities (a)(d)		8,771,871

Russian Federation — 0.9%
Other Securities (a)(d)		3,654,953

Singapore — 1.2%
Other Securities (a)(d)		4,804,917

South Africa — 0.4%
Other Securities (a)(d)		1,615,339

Spain — 1.8%
Amadeus IT Group SA (a)	37,979	3,110,371
Other Securities (a)(d)		3,964,601
		7,074,972
Sweden — 2.6%
Atlas Copco AB - Class A (a)	95,556	3,814,182
Other Securities (a)(d)		6,463,300
		10,277,482
Switzerland — 8.4%
Alcon, Inc. (a)(c)	56,431	3,196,343
Chubb Ltd.	23,756	3,697,859
Geberit AG (a)	6,002	3,368,811
Nestle SA (a)	52,567	5,691,181
Roche Holding AG (a)	14,875	4,834,417
Sika AG (a)	17,600	3,305,201
UBS Group AG (a)	193,590	2,442,987
Other Securities (a)(d)		6,064,352
		32,601,151
Taiwan, Province of China — 5.5%
Hon Hai Precision Industry Co. Ltd. (a)	1,012,400	3,071,131
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	337,000	3,729,859
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	79,034	4,591,875

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	December 31, 2019

	Shares	Value
COMMON STOCKS — 97.9% (Continued)
Taiwan, Province of China — 5.5% (Continued)
Other Securities (a)(b)(d)		$9,992,300
		21,385,165
Thailand — 0.2%
Other Securities (a)(d)		807,894

Turkey — 0.5%
Other Securities (a)(d)		1,767,744

United Kingdom — 11.2%
Compass Group PLC (a)	168,148	4,214,115
HSBC Holdings PLC (a)	299,694	2,346,153
John Wood Group PLC (a)	515,317	2,733,109
Royal Bank of Scotland Group PLC (a)	731,003	2,345,032
Smith & Nephew PLC (a)	121,105	2,918,739
Travis Perkins PLC (a)	124,883	2,652,666
Vodafone Group PLC (a)	1,375,105	2,669,612
Other Securities (a)(d)		23,845,895
		43,725,321
United States — 3.4%
Lululemon Athletica, Inc. (c)	11,328	2,624,358
Mettler-Toledo International, Inc. (c)	3,536	2,805,038
ResMed, Inc.	26,588	4,120,342
TechnipFMC PLC	118,575	2,542,248
Other Securities (a)(d)		1,181,005
		13,272,991
Virgin Islands (UK) — 0.0% (e)
Other Securities (a)(d)		33,555

Total Common Stocks (Cost $319,361,532)		$381,891,527

PREFERRED STOCKS — 0.6%
Brazil — 0.2%
Other Securities (a)(d)		$746,321

Colombia — 0.1%
Other Securities (a)(d)		194,810

Germany — 0.0% (e)
Other Securities (a)(d)		98,715

	Shares	Value
Republic of Korea — 0.3%
Other Securities (a)(d)		$1,181,509

Total Preferred Stocks (Cost $2,305,302)		$2,221,355

RIGHT — 0.0% (e)
Australia — 0.0%
Other Securities (a)(d)		$78
Total Right (Cost $143)		$78

SHORT-TERM INVESTMENT — 0.6%
First American Government Obligations Fund - Class X, 1.508% (g)	2,402,569	$2,402,569
Total Short-Term Investment (Cost $2,402,569)		$2,402,569

Total Investments at Value — 99.1% (Cost $324,069,546)		$386,515,529

Other Assets in Excess of Liabilities — 0.9%		3,589,749

Net Assets — 100.0%		$390,105,278

Percentages are stated as a percent of net assets.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings, each investment of any issue that exceeds 1% of the Portfolio’s net assets, and any investments classified as Level 3. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) on the SEC’s website at http://www.sec.gov; and (ii) on our website at http://advisor.wilshire.com.

ADR — American Depository Receipt

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	December 31, 2019

(a)	Level 2 security (Note 2)
(b)	Illiquid security. The total value of such securities is $197,893 as of December 31, 2019, representing 0.1% of net assets.
(c)	Non-income producing security.
(d)

Represents issuers not identified as a top 50 holding in terms of market value, issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or any issuers not classified as Level 3 investments, as of December 31, 2019.

(e)	Represents less than 0.1%.
(f)

Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $364 as of December 31, 2019, representing 0.0% of net assets.

(g)	Rate listed is the 7-day effective yield as of December 31, 2019.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments	December 31, 2019

	Par Value	Value
U.S. TREASURY OBLIGATIONS — 10.4%
U.S. Treasury Bonds — 3.3%
4.375%, due 02/15/38	$880,000	$1,170,400
2.750%, due 11/15/42	1,195,000	1,275,662
3.125%, due 02/15/43	1,795,000	2,036,203
3.625%, due 08/15/43	500,000	613,359
3.750%, due 11/15/43	490,000	613,036
2.750%, due 11/15/47	1,390,000	1,490,558
3.000%, due 02/15/49	1,225,000	1,381,953
2.250%, due 08/15/49	1,170,000	1,135,448
		9,716,619
U.S. Treasury Notes — 6.6%
2.125%, due 01/31/21	8,000	8,040
2.750%, due 08/15/21	600,000	610,781
2.875%, due 10/15/21	1,370,000	1,400,397
1.750%, due 11/30/21	1,400,000	1,403,938
1.625%, due 12/31/21	580,600	581,235
2.500%, due 01/15/22	520,000	529,181
1.625%, due 12/15/22	120,000	120,056
2.625%, due 02/28/23	880,000	906,813
2.500%, due 03/31/23	950,000	975,828
2.750%, due 04/30/23	930,000	963,277
1.625%, due 05/31/23	570,000	569,733
2.375%, due 02/29/24	365,000	375,152
2.125%, due 09/30/24	980,000	998,987
2.250%, due 10/31/24	970,000	994,856
1.500%, due 11/30/24	38,900	38,566
1.750%, due 12/31/24	54,900	55,046
2.750%, due 02/28/25	510,000	535,978
3.000%, due 09/30/25	860,000	918,050
2.375%, due 04/30/26	185,000	191,359
2.000%, due 11/15/26	470,000	474,994
1.750%, due 12/31/26	448,000	445,480
2.375%, due 05/15/27	1,140,000	1,181,503
2.250%, due 08/15/27	970,000	996,675
2.250%, due 11/15/27	940,000	966,144
2.625%, due 02/15/29	455,000	482,158
2.375%, due 05/15/29	1,640,000	1,704,575
1.750%, due 11/15/29	1,268,000	1,248,782
		19,677,584

	Par Value	Value
U.S. Treasury Inflation-Protected Notes — 0.5%
0.125%, due 10/15/24	$1,003,040	$1,008,682
0.875%, due 01/15/29	387,288	411,494
		1,420,176
Total U.S. Treasury Obligations (Cost $29,602,732)		30,814,379

AGENCY MORTGAGE-BACKED OBLIGATIONS — 7.7%
Federal Home Loan Mortgage Corp. — 2.7%
Series 2014-DN3, 5.792%, due 08/26/24 (1 Month U.S. LIBOR + 4.000%) (d)	162,276	172,567
Series 2015-HQ1, 5.592%, due 03/25/25 (1 Month U.S. LIBOR + 3.800%) (d)	168,807	172,806
Series 2015-DNA1, 3.642%, due 10/25/27 (1 Month U.S. LIBOR + 1.850%) (d)	114,304	115,198
Series 2017-DNA2, 2.992%, due 10/25/29 (1 Month U.S. LIBOR + 1.200%) (d)	131,066	131,343
Series 2017-DNA2, 5.242%, due 10/25/29 (1 Month U.S. LIBOR + 3.450%) (d)	250,000	266,336
Series 2017-DNA3, 2.542%, due 03/25/30 (1 Month U.S. LIBOR + 0.750%) (d)	386,554	386,700
Series 2989, 21.772%, due 08/15/34 (-7 x 1 Month U.S. LIBOR + 33.950%) (d)	105,699	238,656
Series 4249, 3.382%, due 09/15/43 (-0.75 x 1 Month U.S. LIBOR + 4.650%) (d)	1,248,471	1,166,741
Series 4355, 4.000%, due 05/15/44	4,359,673	4,917,686
Pool 5131, 3.500%, due 12/01/49	493,410	512,983
		8,081,016

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 7.7% (Continued)
Federal Home Loan Mortgage Corp. Interest-Only Strips — 0.4% (d)
Series 2980, 4.960%, due 05/15/35 (6.700% - 1 Month U.S. LIBOR)	$674,595	$86,525
Series 3311, 4.670%, due 05/15/37 (6.410% - 1 Month U.S. LIBOR)	2,286,772	483,247
Series 3359, 3.980%, due 08/15/37 (5.720% - 1 Month U.S. LIBOR)	1,243,520	176,124
Series 4077, 4.260%, due 05/15/41 (6.000% - 1 Month U.S. LIBOR)	1,061,784	159,054
Series 3966, 4.160%, due 12/15/41 (5.900% - 1 Month U.S. LIBOR)	1,534,567	223,037
Series 4089, 4.260%, due 08/15/42 (6.000% - 1 Month U.S. LIBOR)	1,130,552	157,891
		1,285,878
Federal National Mortgage Association — 2.7%
Series 1M2, 5.792%, due 05/27/25 (1 Month U.S. LIBOR + 4.000%) (d)	488,125	515,948
Series 2015-C04, 7.342%, due 04/25/28 (1 Month U.S. LIBOR + 5.550%) (d)	167,331	177,989
Series 2016-C04, 6.042%, due 01/25/29 (1 Month U.S. LIBOR + 4.250%) (d)	300,000	318,413
Series 2016-C05, 6.242%, due 01/25/29 (1 Month U.S. LIBOR + 4.450%) (d)	333,336	352,006
Series 2016-C06, 3.092%, due 04/25/29 (1 Month U.S. LIBOR + 1.300%) (d)	95,615	95,785

	Par Value	Value
Series 2016-C07, 6.142%, due 05/25/29 (1 Month U.S. LIBOR + 4.350%) (d)	$335,494	$352,762
Series 2017-C03, 2.742%, due 10/25/29 (1 Month U.S. LIBOR + 0.950%) (d)	209,552	209,812
Series 2017-C05, 2.342%, due 01/25/30 (1 Month U.S. LIBOR + 0.550%) (d)	281	281
Series 2017-C07, 4.292%, due 05/28/30 (1 Month U.S. LIBOR + 2.500%) (d)	496,785	503,321
Series 2018-C01, 4.042%, due 07/25/30 (1 Month U.S. LIBOR + 2.250%) (d)	300,000	303,960
Series 2018-C03, 2.472%, due 10/25/30 (1 Month U.S. LIBOR + 0.680%) (d)	169,048	169,093
Series 2018-C03, 3.942%, due 10/25/30 (1 Month U.S. LIBOR + 2.150%) (d)	500,000	503,857
Series 2018-C04, 4.342%, due 12/26/30 (1 Month U.S. LIBOR + 2.550%) (d)	500,000	508,778
Series 2018-C05, 4.142%, due 01/27/31 (1 Month U.S. LIBOR + 2.350%) (d)	100,000	101,428
Series 2018-C06, 3.792%, due 03/25/31 (1 Month U.S. LIBOR + 2.000%) (d)	569,425	569,975
Pool 1370, 3.000%, due 04/01/46	271,982	278,618

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 7.7% (Continued)
Federal National Mortgage Association — 2.7% (Continued)
Series 2016-75, 3.000%, due 10/25/46	$1,403,419	$1,378,991
Pool 1368, 3.000%, due 11/01/46	417,895	428,091
Pool 0030, 3.000%, due 02/01/49	247,385	253,189
Pool 2014, 3.000%, due 11/01/49	274,162	281,280
Pool 4860, 3.000%, due 12/01/49	659,050	672,041
		7,975,618
Federal National Mortgage Association Interest-Only Strips — 1.3%
Series 2014-63, 3.500%, due 06/25/33	4,883,500	347,497
Series 2007-50, 4.658%, due 06/25/37 (6.450% - 1 Month U.S. LIBOR) (d)	3,917,767	671,327
Series 2009-78, 4.948%, due 10/25/39 (6.740% - 1 Month U.S. LIBOR) (d)	5,394,547	1,222,501
Series 2011-124, 4.708%, due 12/25/41 (6.500% - 1 Month U.S. LIBOR) (d)	1,233,783	204,586
Series 2012-20, 4.658%, due 03/25/42 (6.450% - 1 Month U.S. LIBOR) (d)	1,205,059	203,475
Series 2012-76, 4.208%, due 07/25/42 (6.000% - 1 Month U.S. LIBOR) (d)	573,057	97,581
Series 2014-28, 4.258%, due 05/25/44 (6.050% - 1 Month U.S. LIBOR) (d)	4,066,678	648,393
Series 2017-53, 4.000%, due 07/25/47	1,032,610	127,347
Series 2008-22, 4.368%, due 04/25/48 (6.160% - 1 Month U.S. LIBOR) (d)	2,453,462	473,872
		3,996,579

	Par Value	Value
Government National Mortgage Association Interest-Only Strips — 0.6%
Series 2010-133, 4.330%, due 10/16/40 (6.070% - 1 Month U.S. LIBOR) (d)	$4,668,560	$650,543
Series 2014-102, 3.885%, due 02/20/44 (5.650% - 1 Month U.S. LIBOR) (d)	4,893,592	640,561
Series 2018-083, 5.000%, due 01/20/48	2,720,034	379,568
		1,670,672
Total Agency Mortgage-Backed Obligations (Cost $21,842,446)		23,009,763

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 12.4%
Alternative Loan Trust 2006-HY11
Series A-1, 1.912%, due 06/25/36 (1 Month U.S. LIBOR + 0.120%) (d)	434,869	407,919
Alternative Loan Trust 2007-16CB
Series 2007-16CB, 6.250%, due 08/25/37	670,241	555,384
Alternative Loan Trust 2007-OA4
Series 2007-OA4, 1.962%, due 05/25/47 (1 Month U.S. LIBOR + 0.170%) (d)	442,186	412,304
Americold 2010 LLC
Series 2010-ART, 6.811%, due 01/14/29 (a)	50,000	51,241

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 12.4% (Continued)
Arroyo Mortgage Trust 2018-1
Series 2018-1, 3.763%, due 04/25/48 (a)	$132,375	$133,560
Arroyo Mortgage Trust 2019-1
Series 2019-1, 3.805%, due 01/25/49 (a)	198,006	199,427
Arroyo Mortgage Trust 2019-2
Series A1, 3.347%, due 04/25/49 (a)	290,236	292,748
Arroyo Mortgage Trust 2019-3
Series 2019-3, 2.962%, due 10/25/48 (a)	160,663	159,211
BAMLL Commercial Mortgage Securities Trust 2019-BPR
Series 2019-BPR, 3.843%, due 11/05/32 (a)	130,000	122,152
BBCMS 2019-BWAY Mortgage Trust
Series 2019-BWAY, 4.590%, due 11/15/34 (1 Month U.S. LIBOR + 2.850%) (a)(d)	100,000	99,500
BCAPB LLC Trust 2007-AB1
Series 2007-AB1, 4.847%, due 03/25/37	3,829,727	2,531,436
Bear Stearns ARM Trust 2004-10
Series 2004-10, 4.030%, due 01/25/35	404,392	393,145

	Par Value	Value
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
Series A-J, 5.450%, due 01/12/45	$150,000	$128,010
Benchmark 2018-B4 Mortgage Trust
Series 2018-B4, 2.813%, due 07/17/28 (a)	500,000	446,345
BHMS 2018-ATLS
Series 2018-ATLS, 3.640%, due 07/16/35 (1 Month U.S. LIBOR + 1.900%) (a)(d)	251,000	250,529
BHP Trust 2019-BXHP
Series 2019-BXHP, 3.511%, due 08/15/36 (1 Month U.S. LIBOR + 1.771%) (a)(d)	183,000	181,977
BX Commercial Mortgage Trust 2018-BIOA
Series 2018-BIOA, 3.691%, due 03/16/37 (1 Month U.S. LIBOR + 1.951%) (a)(d)	343,000	342,689
BX Commercial Mortgage Trust 2019-IMC
Series 2019-IMC, 4.640%, due 04/17/34 (1 Month U.S. LIBOR + 2.900%) (a)(d)	123,000	123,649

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 12.4% (Continued)
BX Commercial Mortgage Trust 2019-XL
Series 2019-XL, 2.660%, due 10/15/36 (1 Month U.S. LIBOR + 0.920%) (a)(d)	$405,000	$405,253
Series 2019-XL, 4.390%, due 10/15/36 (1 Month U.S. LIBOR + 2.650%) (a)(d)	310,000	310,482
BX Trust 2018-GW
Series 2018-GW, 4.660%, due 05/15/37 (1 Month U.S. LIBOR + 2.920%) (a)(d)	83,000	83,525
BX Trust 2019-CALM
Series 2019-CALM, 3.750%, due 11/15/32 (1 Month U.S. LIBOR + 2.000%) (a)(d)	150,000	150,094
CFCRE Commercial Mortgage Trust 2011-C1
Series 2011-C1, 6.089%, due 04/15/44 (a)	156,795	145,680
Chase Home Lending Mortgage Trust 2019-ATR1
Series A-3, 4.000%, due 04/25/49 (a)	68,464	69,710
CHL Mortgage Pass-Through Trust 2007-HY5
Series 2007-HY5, 3.755%, due 09/25/37	1,597,962	1,533,856

	Par Value	Value
CIM Trust 2016-1RR
Series 2016-1, 7.78%, due 08/26/55 (a)	$1,000,000	$999,869
CIM Trust 2018-INV1
Series 2018-INV1, 4.000%, due 08/25/48 (a)	500,000	506,436
CIM Trust 2019-INV2
Series 2019-INV2, 4.000%, due 05/25/49 (a)	157,815	159,057
Citigroup Commercial Mortgage Trust 2013-GC17
Series D, 5.110%, due 11/13/46 (a)	100,000	102,353
Citigroup Commercial Mortgage Trust 2016-P4
Series 2016-P4, 3.973%, due 07/12/49 (a)	500,000	473,065
Citigroup Commercial Mortgage Trust 2018-C6
Series D, 5.067%, due 11/10/51 (a)	380,000	400,622
COMM 2014-LC15 Mortgage Trust
Series 2014-LC15, 4.984%, due 04/12/47 (a)	440,000	442,355
COMM 2015-CCRE26 Mortgage Trust
Series 2015-CCRE26, 3.484%, due 10/13/48	52,000	49,054
COMM 2016-CR28 Mortgage Trust
Series 2016-CCRE28, 3.896%, due 02/12/49	30,000	30,472
COMM 2016-GCT Mortgage Trust
Series 2016-GCT, 3.461%, due 08/10/29 (a)	150,000	147,565

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 12.4% (Continued)
Connecticut Avenue Securities Trust 2018-R07
Series 2018-R07, 4.192%, due 04/25/31 (1 Month U.S. LIBOR + 2.400%) (a)(d)	$376,668	$380,029
Connecticut Avenue Securities Trust 2019-R02
Series 2019-R02, 4.092%, due 08/25/31 (1 Month U.S. LIBOR + 2.300%) (a)(d)	200,000	201,369
Connecticut Avenue Securities Trust 2019-R04
Series 2019-R04, 3.892%, due 06/27/39 (1 Month U.S. LIBOR + 2.100%) (a)(d)	190,000	191,136
Connecticut Avenue Securities Trust 2019-R06
Series 2019-R06, 3.892%, due 09/25/39 (1 Month U.S. LIBOR + 2.100%) (a)(d)	235,000	236,973

	Par Value	Value
Credit Suisse Mortgage Capital Certificates 2019-ICE4
Series 2019-ICE4, 3.340%, due 05/15/36 (1 Month U.S. LIBOR + 1.600%) (a)(d)	$165,000	$165,103
Series 2019-ICE4, 3.890%, due 05/15/36 (1 Month U.S. LIBOR + 2.150%) (a)(d)	189,000	189,295
CSMC Series 2019-NQM1
Series 2019-NQM1, 2.656%, due 10/25/59 (a)	135,000	134,894
CSMC Trust 2017-CHOP
Series 2017-CHOP, 5.040%, due 07/15/32 (1 Month U.S. LIBOR + 3.300%) (a)(d)	169,000	169,109
CSMC Trust 2017-LSTK
Series 2017-LSTK, 3.331%, due 04/07/33 (a)	170,000	169,020
CSWF 2018-TOP
Series 2018-TOP, 4.490%, due 08/15/35 (1 Month U.S. LIBOR + 2.750%) (a)(d)	200,000	200,004
DBGS 2018-5BP Mortgage Trust
Series 2018-5BP, 4.190%, due 06/15/33 (1 Month U.S. LIBOR + 2.450%) (a)(d)	140,000	139,495

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 12.4% (Continued)
DBGS 2018-BIOD Mortgage Trust
Series 2018-BIOD, 2.628%, due 05/15/35 (1 Month U.S. LIBOR + 0.888%) (a)(d)	$232,035	$231,165
DBUBS 2011-LC1 Mortgage Trust
Series 2011-LC1, 5.702%, due 11/13/46 (a)	230,000	235,847
DBUBS 2017-BRBK Mortgage Trust
Series 2017-BRBK, 3.530%, due 10/12/34 (a)	320,000	318,791
Deephaven Residential Mortgage Trust 2018-3
Series 2018-3, 4.357%, due 08/25/58 (a)	500,000	502,805
Flagstar Mortgage Trust 2018-6RR
Series 2018-6RR, 5.022%, due 10/25/48 (a)	489,283	541,639
Fontainebleau Miami Beach Trust 2019-FBLU
Series F, 4.095%, due 12/12/36 (a)(b)	245,000	239,986
Series G, 4.095%, due 12/12/36 (a)	125,000	120,574
GMAC Commercial Mortgage Securities Inc Series 2004-C3 Trust
Series 2004-C3, 5.142%, due 12/10/41 (a)	45,357	45,614

	Par Value	Value
GPT 2018-GPP Mortgage Trust
Series 2018-GPP, 4.210%, due 06/15/33 (1 Month U.S. LIBOR + 2.470%) (a)(d)	$500,000	$497,854
Great Wolf Trust
Series 2019-WOLF, 4.853%, due 12/15/36 (1 Month U.S. LIBOR + 3.131%) (a)(d)	124,000	123,807
GS Mortgage Securities Corp Trust 2018-LUAU
Series E, 4.290%, due 11/15/32 (1 Month U.S. LIBOR + 2.550%) (a)(d)	150,000	150,377
GS Mortgage Securities Corp Trust 2018-RIVR
Series F, 3.840%, due 07/16/35 (1 Month U.S. LIBOR + 2.100%) (a)(d)	1,000,000	989,504
Series G, 4.340%, due 07/16/35 (1 Month U.S. LIBOR + 2.600%) (a)(d)	500,000	493,891
GS Mortgage Securities Corp Trust 2018-TWR
Series A, 2.640%, due 07/15/31 (1 Month U.S. LIBOR + 0.900%) (a)(d)	215,000	214,216
GS Mortgage Securities Corp Trust 2019-SOHO
Series E, 3.614%, due 06/16/36 (1 Month U.S. LIBOR + 1.875%) (a)(d)	188,000	187,605

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 12.4% (Continued)
GS Mortgage Securities Trust 2016-GS4
Series 2016-GS4, 3.233%, due 11/15/49 (a)	$370,000	$346,198
GSAA Home Equity Trust 2006-4
Series 2006-4, 4.022%, due 03/25/36	616,167	499,732
GSAA Home Equity Trust 2007-7
Series 2007-7, 2.062%, due 07/25/37 (1 Month U.S. LIBOR + 0.270%) (d)	479,511	468,859
GSCG Trust 2019-600C
Series 2019-600C, 4.118%, due 09/06/34 (a)	183,000	184,390
HPLY Trust 2019-HIT
Series 2019-HIT, 4.890%, due 11/17/36 (1 Month U.S. LIBOR + 3.150%) (a)(d)	176,046	176,694
Hudson Yards 2019-55HY Mortgage Trust
Series F, 3.041%, due 12/12/41 (a)	100,000	88,277
IMT Trust 2017-APTS
Series 2017-APTS, 3.890%, due 06/15/34 (1 Month U.S. LIBOR + 2.150%) (a)(d)	182,000	181,775
Series 2017-APTS, 4.590%, due 06/15/34 (1 Month U.S. LIBOR + 2.850%) (a)(d)	56,000	55,931

	Par Value	Value
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-PHH
Series C, 3.100%, due 06/15/35 (1 Month U.S. LIBOR + 1.360%) (a)(d)	$45,000	$44,974
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series E, 3.900%, due 07/15/36 (1 Month U.S. LIBOR + 2.160%) (a)(d)	125,000	125,156
Jackson Park Trust 2019-LIC
Series 2019-LIC, 3.242%, due 10/14/39 (a)	160,000	136,124
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series D, 5.418%, due 08/17/46 (a)	268,000	274,131
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13
Series E, 3.986%, due 01/18/46 (a)	445,000	444,438
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
Series E, 4.740%, due 06/15/35 (1 Month U.S. LIBOR + 3.000%) (a)(d)	24,261	24,276

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 12.4% (Continued)
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series FLT, 5.364%, due 07/08/33 (a)	$141,000	$148,990
Series FLT, 5.364%, due 07/08/33 (a)	1,400,000	1,440,228
JP Morgan Mortgage Trust 2018-6
Series 2018-6, 3.962%, due 12/25/48 (a)	386,542	397,131
JP Morgan Mortgage Trust 2018-8
Series 2018-8, 4.210%, due 01/25/49 (a)	487,691	516,065
JPMCC Re-REMIC Trust 2015-FRR2
Series 2015-FRR2, 2.205%, due 12/28/46 (a)	150,000	142,801
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 4.556%, due 03/12/49 (a)	274,000	266,990
Madison Avenue Trust 2013-650M
Series 2013-650M, 4.034%, due 10/15/32 (a)	268,000	270,289
MBRT 2019-MBR
Series 2019-MBR, 4.309%, due 11/17/36 (1 Month U.S. LIBOR + 2.549%) (a)(d)	100,000	99,544

	Par Value	Value
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Series 2013-C13, 3.707%, due 11/19/46 (a)	$220,000	$207,473
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
Series 2014-C17, 4.498%, due 08/16/47	1,117,000	1,167,834
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
Series 2015-C20, 3.071%, due 02/15/48 (a)	42,000	39,278
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
Series 2015-C22, 4.235%, due 04/17/48	1,000,000	1,039,905
Morgan Stanley Capital I Trust 2018-SUN
Series 2018-SUN, 4.290%, due 07/16/35 (1 Month U.S. LIBOR + 2.550%) (a)(d)	60,000	60,000
Series 2018-SUN, 4.790%, due 07/16/35 (1 Month U.S. LIBOR + 3.050%) (a)(d)	40,000	40,150
Morgan Stanley Capital I Trust 2019-NUGS
Series F, 4.594%, due 12/15/36 (1 Month U.S. LIBOR + 2.844%) (a)(d)	125,000	124,297
Morgan Stanley Capital I Trust 2019-PLND
Series E, 3.890%, due 05/15/36 (1 Month U.S. LIBOR + 2.150%) (a)(d)	189,000	189,118

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 12.4% (Continued)
MSCG Trust 2018-SELF
Series 2018-SELF, 4.790%, due 10/15/37 (1 Month U.S. LIBOR + 3.050%) (a)(d)	$199,000	$199,742
One Bryant Park Trust 2019-OBP
Series A, 2.516%, due 09/13/54 (a)	225,000	218,886
PR Mortgage Loan Trust 2014-1
Series 2014-1, 5.901%, due 10/25/49 (a)(b)	1,765,826	1,712,784
RALI Series 2006-QS15 Trust
Series 2006-QS15, 6.500%, due 10/25/36	937,375	887,308
Tharaldson Hotel Portfolio Trust 2018-THPT
Series E, 4.890%, due 11/13/34 (1 Month U.S. LIBOR + 3.180%) (a)(d)	113,411	113,627
Verus Securitization Trust 2018-1
Series 2018-1, 3.801%, due 01/25/58 (a)	500,000	498,360
Verus Securitization Trust 2018-2
Series 2018-2, 4.426%, due 07/25/58 (a)	900,000	911,184
Verus Securitization Trust 2018-3
Series M-1, 4.595%, due 10/25/58 (a)	300,000	305,207

	Par Value	Value
WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Trust
Series 2007-HY3, 3.538%, due 03/25/37	$596,989	$560,950
Wells Fargo Commercial Mortgage Trust 2010-C1
Series F, 4.000%, due 11/18/43 (a)	100,000	98,957
Wells Fargo Commercial Mortgage Trust 2016-C34
Series C, 5.028%, due 06/17/49	141,000	153,605
Wells Fargo Commercial Mortgage Trust 2019-C49
Series D, 3.000%, due 03/15/52 (a)	1,090,000	950,859
Wells Fargo Mortgage Backed Securities 2019-2 Trust
Series 2019-2, 4.000%, due 04/25/49 (a)	303,231	306,313
WFRBS Commercial Mortgage Trust 2013-C12
Series 2013-C12, 3.500%, due 03/17/48 (a)	900,000	790,087
Total Non-Agency Mortgage-Backed Obligations (Cost $36,665,393)		36,819,693

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS — 2.4%
BANK 2017-BNK8
Series 2017-BNK8, 1.273%, due 11/17/50 (a)	$7,050,000	$616,644
BANK 2018-BNK11
Series 2018-BNK11, 0.492%, due 03/17/61	11,687,997	407,604
BANK 2019-BNK17
Series 2019-BNK17, 1.036%, due 04/17/52	3,423,814	275,780
Benchmark 2018-B4 Mortgage Trust
Series 2018-B4, 0.539%, due 06/16/28	7,874,313	270,058
Series 2018-B4, 1.750%, due 07/17/28 (a)	7,000,000	881,823
Benchmark 2019-B10 Mortgage Trust
Series 2019-B10, 0.900%, due 03/17/62 (a)	2,820,000	213,969
Series 2019-B10, 1.232%, due 03/17/62	3,544,875	317,612
CD 2016-CD1 Mortgage Trust
Series 2016-CD1, 1.409%, due 08/12/49	1,941,098	138,157
CD 2017-CD4 Mortgage Trust
Series 2017-CD4, 1.309%, due 05/12/50	1,735,992	121,800
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4, 1.708%, due 05/10/58	760,980	64,001
CFCRE Commercial Mortgage Trust 2017-C8
Series 2017-C8, 1.620%, due 06/17/50	1,382,261	117,616

	Par Value	Value
Citigroup Commercial Mortgage Trust 2016-C1
Series XA, 1.884%, due 05/10/49	$807,100	$77,239
Citigroup Commercial Mortgage Trust 2017-P8
Series X-A, 0.917%, due 09/16/50	1,008,100	57,245
Citigroup Commercial Mortgage Trust 2019-C7
Series X-A, 1.009%, due 12/16/2072	6,300,000	443,580
COMM 2012-LC4 Mortgage Trust
Series 2012-LC4, 2.103%, due 12/12/44 (a)	13,043,459	439,061
COMM 2013-CCRE12 Mortgage Trust
Series 2013-CCRE12, 1.149%, due 10/15/46	3,318,837	120,839
COMM 2015-LC21 Mortgage Trust
Series 2015-LC21, 0.763%, due 07/10/48	1,786,964	50,165
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-C6, 1.898%, due 01/15/49	752,709	64,920
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-CX10, 0.722%, due 11/17/50	5,570,158	250,167
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-CX12, 0.617%, due 08/17/51	4,766,819	204,796

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS — 2.4% (Continued)
GS Mortgage Securities Corp II
Series 2013-GC10, 1.502%, due 02/10/46	$1,986,182	$76,998
GS Mortgage Securities Trust 2011-GC3
Series 2011-GC3, 0.656%, due 03/10/44 (a)(b)	15,323,009	72,032
JPMBB Commercial Mortgage Securities Trust 2014-C19
Series X-A, 0.752%, due 04/17/47	17,813,209	373,267
JPMDB Commercial Mortgage Securities Trust 2016-C2
Series X-A, 1.673%, due 06/17/49	1,231,086	81,036
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 1.844%, due 03/12/49 (a)	1,405,798	82,912
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-5, 1.084%, due 03/11/50 (a)	2,564,371	101,268
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Series 2013-C13, 0.986%, due 11/19/46	5,297,097	162,483
Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19
Series 2014-C19, 1.003%, due 12/17/47	2,402,609	91,367
Morgan Stanley Capital I Trust 2016-UBS12
Series X-A, 0.777%, due 12/17/49	3,153,429	119,428

	Par Value	Value
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-C5, 1.980%, due 10/13/48	$1,155,043	$101,364
UBS Commercial Mortgage Trust 2018-C8
Series 2018-C8, 0.883%, due 02/17/51	1,375,572	79,055
Wells Fargo Commercial Mortgage Trust 2018-C45
Series X-A, 0.835%, due 06/16/51	5,438,633	321,928
Wells Fargo Commercial Mortgage Trust 2018-C46
Series X-A, 0.945%, due 08/17/51	3,520,718	200,328
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $6,902,706)		6,996,542

ASSET BACKED SECURITIES — 7.9%
Ajax Mortgage Loan Trust 2018-A
Series 2018-A, 3.850%, due 04/25/58 (a)	687,044	695,644
Ajax Mortgage Loan Trust 2018-C
Series 2018-C, 4.360%, due 09/25/65 (a)	696,379	704,637
American Express Credit Account Master Trust
Series A, 2.870%, due 10/15/24	145,000	148,101
AMSR 2019-SFR1 Trust
Series 2019-SFR1, 2.774%, due 01/20/39 (a)	310,000	308,906

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
ASSET BACKED SECURITIES — 7.9% (Continued)
Applebee’s Funding LLC
Series 2019-1, 4.194%, due 06/05/49 (a)	$150,000	$151,884
Applebee’s Funding LLC
Series 2019-1, 4.723%, due 06/05/49 (a)	100,000	102,625
Atrium IX
Series 2013-40R, 5.509%, due 05/28/30 (3 Month U.S. LIBOR + 3.600%) (a)(d)	500,000	500,039
BA Credit Card Trust
Series 2017-1A, 1.950%, due 08/15/22	175,000	175,007
Carmax Auto Owner Trust 2019-3
Series 2019-3, 2.850%, due 01/15/26	100,000	99,829
Castlelake Aircraft Structured Trust 2019-1
Series 2091-1, 6.899%, due 04/15/39 (a)	904,272	907,239
CIFC Funding 2015-V Ltd.
Series 2015-5R, 4.890%, due 10/25/27 (3 Month U.S. LIBOR + 2.950%) (a)(d)	345,000	342,469
CIM Trust 2016-2RR
Series 2016-2, 8.226%, due 02/29/56 (a)	1,000,000	992,262
CIM Trust 2016-3RR
Series 2016-3, 7.986%, due 02/29/56 (a)	1,000,000	994,117
Citibank Credit Card Issuance Trust
Series 2017-A3, 1.920%, due 04/07/22	125,000	125,004

	Par Value	Value
Coinstar Funding LLC Series 2017-1
Series 2017-1, 5.216%, due 04/25/47 (a)	$78,000	$80,444
Commonbond Student Loan Trust 2018-BGS
Series C, 4.120%, due 09/25/45 (a)	45,443	46,623
Countrywide Asset-Backed Certificates
Series 2006-6, 1.962%, due 09/25/36 (1 Month U.S. LIBOR + 0.170%) (d)	1,306,522	1,273,669
DB Master Finance LLC
Series 2017-1, 3.629%, due 11/20/47 (a)	196,000	198,449
DB Master Finance LLC
Series 2019-1, 3.787%, due 05/20/49 (a)	169,150	172,672
DB Master Finance LLC
Series 2019-1, 4.021%, due 05/20/49 (a)	89,550	91,853
Domino’s Pizza Master Issuer LLC
Series 2017-1, 3.082%, due 07/25/47 (a)	196,000	196,136
Domino’s Pizza Master Issuer LLC
Series 2017-1, 3.190%, due 07/25/47 (3 Month U.S. LIBOR + 1.250%) (a)(d)	230,300	230,234
Dryden 33 Senior Loan Fund
Series FLT, 5.851%, due 04/16/29 (3 Month U.S. LIBOR + 3.850%) (a)(d)	500,000	500,148

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
ASSET BACKED SECURITIES — 7.9% (Continued)
Dryden 40 Senior Loan Fund
Series 2015-40R, 4.010%, due 08/15/31 (3 Month U.S. LIBOR + 2.100%) (a)(d)	$500,000	$489,718
Earnest Student Loan Program 2016-C LLC
Series 2016-C, 4.460%, due 01/26/37 (a)	242,476	254,295
First Franklin Mortgage Loan Trust 2004-FF10
Series M-1, 3.067%, due 07/25/34 (1 Month U.S. LIBOR + 1.275%) (d)	383,121	376,660
FOCUS Brands Funding LLC
Series 2017-1, 5.093%, due 04/30/47 (a)	151,125	158,391
Ford Credit Auto Owner Trust 2016-C
Series A-3, 1.220%, due 03/15/21	19,306	19,293
Greystone CRE Notes 2019-FL2 Ltd.
Series D, 4.662%, due 09/15/37 (1 Month U.S. LIBOR + 2.400%) (a)(b)(d)	183,000	183,228
GSAA Home Equity Trust 2005-6
Series 2005-6, 2.222%, due 06/25/35 (1 Month U.S. LIBOR + 0.430%) (d)	1,300,000	1,275,537
Helios Issuer LLC
Series 2017-1, 4.940%, due 09/20/49 (a)	1,058,133	1,102,308

	Par Value	Value
Home Partners of America 2018-1 Trust
Series 2018-1, 3.187%, due 07/17/37 (1 Month U.S. LIBOR + 1.450%) (a)(d)	$135,000	$133,964
Home Partners of America 2019-1 Trust
Series 2019-1, 3.157%, due 09/19/39 (a)	99,039	99,877
Jack in the Box Funding LLC
Series 4.47600, 4.476%, due 08/25/49 (a)	115,000	115,160
LCM XX LP
Series 2015-20R, 4.766%, due 10/20/27 (3 Month U.S. LIBOR + 2.800%) (a)(d)	250,000	238,401
LCM XXII Ltd.
Series 2018-22R, 4.766%, due 10/20/28 (3 Month U.S. LIBOR + 2.800%) (a)(d)	350,000	322,214
Marlette Funding Trust 2019-3
Series 2019-3, 3.070%, due 09/17/29 (a)	200,000	201,035
Mill City Mortgage Loan Trust 2018-3
Series 2018-3, 3.500%, due 08/25/58 (a)	219,717	224,845
Mill City Solar Loan 2019-2 Ltd.
Series 2019-2, 3.690%, due 07/20/43 (a)	141,843	142,628

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
ASSET BACKED SECURITIES — 7.9% (Continued)
Morgan Stanley ABS Capital I Inc Trust 2006-NC1
Series 2006-NC1, 2.172%, due 12/25/35 (1 Month U.S. LIBOR + 0.380%) (d)	$1,000,000	$972,363
Mosaic Solar Loan Trust 2018-1
Series 2018-1, 4.010%, due 06/22/43 (a)	343,310	350,777
Mosaic Solar Loan Trust 2018-2-GS
Series 2018-2-GS, 4.200%, due 02/22/44 (a)	366,719	380,187
Mosaic Solar Loan Trust 2018-2-GS
Series 2018-2-GS, 4.740%, due 02/22/44 (a)	450,000	455,791
MVW Owner Trust 2018-1
Series 2018-1, 3.450%, due 01/21/36 (a)	85,294	87,677
NextGear Floorplan Master Owner Trust
Series A-2, 3.690%, due 10/16/23 (a)	160,000	164,259
OHA Loan Funding 2013-1 Ltd.
Series FLT, 4.004%, due 07/23/31 (3 Month U.S. LIBOR + 2.070%) (a)(d)	500,000	487,458
Oscar US Funding XI LLC
Series A-4, 2.680%, due 09/10/26 (a)	150,000	151,341
PMTT4
Series 2017-PM1, 0.000%, due 10/26/48 (a)	707,902,174	861,800

	Par Value	Value
Santander Drive Auto Receivables Trust 2018-1
Series 2018-1, 4.370%, due 05/15/25 (a)	$750,000	$767,038
Sofi Consumer Loan Program 2018-1 Trust
Series C, 3.970%, due 02/25/27 (a)	250,000	255,197
Sofi Consumer Loan Program 2018-2 Trust
Series C, 4.250%, due 04/26/27 (a)	215,000	220,943
Sofi Consumer Loan Program 2018-3 Trust
Series C, 4.670%, due 08/25/27 (a)	150,000	155,562
SoFi Consumer Loan Program 2018-4 Trust
Series D, 4.760%, due 11/26/27 (a)	500,000	515,256
Structured Asset Securities Corp Mortgage Loan Trust 2006-BC3
Series A3, 1.952%, due 10/25/36 (1 Month U.S. LIBOR + 0.160%) (d)	914,643	796,323
Sunrun Xanadu Issuer 2019-1 LLC
Series 2019-1, 3.980%, due 06/30/54 (a)	141,292	143,112
Taco Bell Funding LLC
Series 2016-1, 4.970%, due 05/25/46 (a)	422,175	442,329
Towd Point Mortgage Trust 2017-3
Series 2017-3, 2.750%, due 06/25/57 (a)	161,183	162,098

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
ASSET BACKED SECURITIES — 7.9% (Continued)
Towd Point Mortgage Trust 2018-4
Series 2018-4, 3.000%, due 06/25/58 (a)	$223,544	$227,979
Towd Point Mortgage Trust 2019-1
Series 2019-1, 3.750%, due 03/25/58 (a)	166,138	171,471
TPG Real Estate Finance 2018-FL2 Issuer Ltd.
Series 2018-FL2, 4.437%, due 11/18/37 (1 Month U.S. LIBOR + 2.700%) (a)(b)(d)	125,000	125,387
Wendy’s Funding LLC
Series 2019-1, 3.783%, due 06/15/49 (a)	99,500	101,547
Wingstop Funding 2018-1 LLC
Series 2018-1, 4.970%, due 12/05/48 (a)	992,500	1,017,216
Total Asset Backed Securities (Cost $22,833,663)		23,388,656

COLLATERALIZED LOAN OBLIGATIONS — 2.8%
Annisa CLO Ltd. 2016-2
Series 2016-R, 3.966%, due 07/21/31 (3 Month U.S. LIBOR + 2.000%) (a)(d)	1,000,000	970,326
Apidos CLO XXIV
Series 2016-24R, 5.016%, due 10/21/30 (3 Month U.S. LIBOR + 3.050%) (a)(d)	500,000	487,829

	Par Value	Value
Ares XLIX CLO Ltd.
Series 2018-49, 3.903%, due 07/22/30 (3 Month U.S. LIBOR + 1.950%) (a)(d)	$1,000,000	$967,011
Avery Point VI CLO Ltd.
Series 2015-6R, 2.941%, due 08/05/27 (3 Month U.S. LIBOR + 1.050%) (a)(d)	500,000	498,748
BlueMountain CLO 2012-2 Ltd.
Series 2012-2R2, 4.799%, due 11/20/28 (3 Month U.S. LIBOR + 2.900%) (a)(d)	350,000	337,906
Canyon Capital CLO 2014-1 Ltd.
Series 2014-1R, 4.686%, due 01/30/31 (3 Month U.S. LIBOR + 2.750%) (a)(d)	250,000	227,320
Carlyle Global Market Strategies CLO 2015-3 Ltd.
Series C-R, 4.786%, due 07/28/28 (3 Month U.S. LIBOR + 2.850%) (a)(d)	500,000	486,502
CFIP CLO 2017-1 Ltd.
Series 2017-1, 3.653%, due 01/18/30 (3 Month U.S. LIBOR + 1.650%) (a)(d)	500,000	492,326

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
COLLATERALIZED LOAN OBLIGATIONS — 2.8% (Continued)
Galaxy XXII CLO Ltd.
Series D-R, 5.101%, due 07/17/28 (3 Month U.S. LIBOR + 3.100%) (a)(d)	$250,000	$248,122
Galaxy XXIX CLO Ltd.
Series 2018-29, 4.310%, due 11/16/26 (3 Month U.S. LIBOR + 2.400%) (a)(d)	250,000	241,243
Goldentree Loan Management US CLO 2 Ltd.
Series D, 4.616%, due 11/29/30 (3 Month U.S. LIBOR + 2.650%) (a)(d)	500,000	478,255
Hayfin Kingsland VIII Ltd.
3.446%, due 04/20/31 (3 Month U.S. LIBOR + 1.480%) (a)(d)	500,000	483,091
Newark BSL CLO 1 Ltd.
Series C, 5.936%, due 12/21/29 (3 Month U.S. LIBOR + 4.000%) (a)(d)	500,000	500,042
Palmer Square CLO 2018-3 Ltd.
4.210%, due 08/15/26 (3 Month U.S. LIBOR + 2.300%) (a)(d)	1,000,000	968,199
Westcott Park CLO Ltd.
Series LTD, 5.216%, due 07/20/28 (3 Month U.S. LIBOR + 3.250%) (a)(d)	500,000	498,674
York CLO-6 Ltd.
Series 2019-6, 4.216%, due 07/22/32 (3 Month U.S. LIBOR + 2.050%) (a)(d)	500,000	495,955

	Par Value	Value
Total Collateralized Loan Obligations (Cost $8,550,091)		8,381,549
CORPORATE BONDS — 16.5%
Communication Services — 3.2%
AMC Networks, Inc.
4.750%, due 08/01/25	$25,000	$25,094
AT&T, Inc.
5.250%, due 03/01/37	80,000	95,537
4.500%, due 03/09/48	99,000	108,750
Block Communications, Inc.
6.875%, due 02/15/25 (a)	50,000	51,750
Cablevision Systems Corp.
5.875%, due 09/15/22	120,000	129,300
CCO Holdings LLC
5.750%, due 02/15/26 (a)	270,000	283,838
5.125%, due 05/01/27 (a)	395,000	416,725
5.000%, due 02/01/28 (a)	110,000	115,362
4.750%, due 03/01/30 (a)	105,000	106,838
Cengage Learning, Inc.
9.500%, due 06/15/24 (a)	30,000	26,062
CenturyLink, Inc.
5.125%, due 12/15/26 (a)	40,000	40,600
Charter Communications Operating LLC
4.908%, due 07/23/25	120,000	132,021
5.125%, due 07/01/49	345,000	374,365
Cincinnati Bell, Inc.
7.000%, due 07/15/24 (a)	35,000	36,662
Clear Channel Worldwide Holdings, Inc.
9.250%, due 02/15/24 (a)	18,000	19,935
Comcast Corp.
3.700%, due 04/15/24	90,000	95,744

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
CORPORATE BONDS — 16.5% (Continued)
Communication Services — 3.2% (Continued)
CommScope, Inc.
5.500%, due 03/01/24 (a)	$45,000	$46,913
CommScope Technologies LLC
6.000%, due 06/15/25 (a)	25,000	25,000
CSC Holdings LLC
5.375%, due 02/01/28 (a)	200,000	213,250
CSC Holdings LLC
5.250%, due 06/01/24	70,000	75,250
5.500%, due 04/15/27 (a)	200,000	214,250
7.500%, due 04/01/28 (a)	200,000	225,750
5.750%, due 01/15/30 (a)	290,000	308,850
Cumulus Media New Holdings, Inc.
6.750%, due 07/01/26 (a)	25,000	26,812
Diamond Sports Group LLC
5.375%, due 08/15/26 (a)	415,000	419,150
6.625%, due 08/15/27 (a)(c)	527,000	512,507
DISH DBS Corp.
5.875%, due 07/15/22	140,000	148,400
5.000%, due 03/15/23	50,000	51,187
5.875%, due 11/15/24	25,000	25,469
Embarq Corp.
7.995%, due 06/01/36	50,000	52,812
Entercom Media Corp.
7.250%, due 11/01/24 (a)	25,000	26,375
Expedia Group, Inc.
5.000%, due 02/15/26	235,000	257,785
3.800%, due 02/15/28	240,000	244,641
3.250%, due 02/15/30 (a)	195,000	187,472
DISH Network Corp. CV
3.375%, due 08/15/26	250,000	242,083

	Par Value	Value
Frontier Communications Corp.
11.000%, due 09/15/25	$10,000	$4,850
8.000%, due 04/01/27 (a)	45,000	47,025
GCI LLC
6.625%, due 06/15/24 (a)	320,000	346,000
Gogo Intermediate Holdings LLC
9.875%, due 05/01/24 (a)	55,000	58,300
GCI Liberty, Inc. CV
1.750%, due 09/30/46 (a)	270,000	373,048
Gray Television, Inc.
7.000%, due 05/15/27 (a)	125,000	139,062
GTT Communications, Inc.
7.875%, due 12/31/24 (a)	30,000	22,500
HC2 Holdings, Inc.
11.500%, due 12/01/21 (a)	130,000	122,525
Hughes Satellite Systems Corp.
6.625%, due 08/01/26	25,000	27,688
iHeartCommunications, Inc.
6.375%, due 05/01/26	15,000	16,275
8.375%, due 05/01/27	35,000	38,675
5.250%, due 08/15/27 (a)	35,000	36,575
IAC Financeco 2, Inc. CV
0.875%, due 06/15/26 (a)	250,000	279,895
Level 3 Financing, Inc.
5.250%, due 03/15/26	45,000	46,800
Liberty Interactive LLC
8.250%, due 02/01/30	65,000	64,187
Midcontinent Communications
5.375%, due 08/15/27 (a)	20,000	21,150

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
CORPORATE BONDS — 16.5% (Continued)
Communication Services — 3.2% (Continued)
Netflix, Inc.
5.875%, due 11/15/28	$50,000	$55,312
5.375%, due 11/15/29 (a)	210,000	223,125
Nexstar Broadcasting, Inc.
5.625%, due 08/01/24 (a)	50,000	52,125
5.625%, due 07/15/27 (a)	25,000	26,313
Outfront Media Capital LLC
5.000%, due 08/15/27 (a)	110,000	115,225
Plantronics, Inc.
5.500%, due 05/31/23 (a)	25,000	24,438
Sinclair Television Group, Inc.
5.125%, due 02/15/27 (a)	50,000	51,375
Sirius XM Radio, Inc.
4.625%, due 05/15/23 (a)	115,000	116,869
4.625%, due 07/15/24 (a)	15,000	15,675
5.375%, due 07/15/26 (a)	145,000	153,881
5.000%, due 08/01/27 (a)	25,000	26,375
5.500%, due 07/01/29 (a)	30,000	32,400
Sprint Capital Corp.
6.875%, due 11/15/28	65,000	70,038
Sprint Corp.
7.125%, due 06/15/24	60,000	64,650
7.625%, due 03/01/26	25,000	27,563
TEGNA, Inc.
5.000%, due 09/15/29 (a)	25,000	25,438
Terrier Media Buyer, Inc.
8.875%, due 12/15/27 (a)	25,000	26,406

	Par Value	Value
The Interpublic Group of Cos., Inc.
4.650%, due 10/01/28	$55,000	$61,785
5.400%, due 10/01/48	55,000	67,340
T-Mobile USA, Inc.
6.500%, due 01/15/26	160,000	170,800
5.375%, due 04/15/27	25,000	26,625
Townsquare Media, Inc.
6.500%, due 04/01/23 (a)	10,000	10,150
Uber Technologies, Inc.
7.500%, due 09/15/27 (a)	35,000	35,831
Verizon Communications, Inc.
3.376%, due 02/15/25	135,000	142,711
4.329%, due 09/21/28	344,000	389,942
4.016%, due 12/03/29	245,000	272,738
4.272%, due 01/15/36	75,000	84,509
ViacomCBS, Inc.
6.250%, due 02/28/57 (3 Month U.S. LIBOR + 3.899%) (d)	50,000	55,000
		9,431,733
Consumer Discretionary — 1.5%
Allied Universal Holdco LLC
6.625%, due 07/15/26 (a)	60,000	64,200
9.750%, due 07/15/27 (a)	40,000	42,800
Allison Transmission, Inc.
5.875%, due 06/01/29 (a)	15,000	16,500
AMC Entertainment Holdings, Inc.
5.875%, due 11/15/26	25,000	22,500
American Airlines Group, Inc.
5.000%, due 06/01/22 (a)	110,000	115,819
Anheuser-Busch Cos. LLC
4.900%, due 02/01/46	50,000	59,207

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
CORPORATE BONDS — 16.5% (Continued)
Consumer Discretionary — 1.5% (Continued)
Anheuser-Busch InBev Worldwide, Inc.
4.600%, due 04/15/48	$100,000	$113,643
Aramark Services, Inc.
5.125%, due 01/15/24	100,000	102,625
5.000%, due 04/01/25 (a)	85,000	88,612
Asbury Automotive Group, Inc.
6.000%, due 12/15/24	50,000	51,625
Ashton Woods USA LLC
6.750%, due 08/01/25 (a)	25,000	25,562
Beacon Roofing Supply, Inc.
4.875%, due 11/01/25 (a)	60,000	60,150
Builders FirstSource, Inc.
5.625%, due 09/01/24 (a)	57,000	59,352
6.750%, due 06/01/27 (a)	25,000	27,406
Caesars Resort Collection LLC
5.250%, due 10/15/25 (a)	75,000	77,625
Carvana Co.
8.875%, due 10/01/23 (a)	30,000	31,575
CCM Merger, Inc.
6.000%, due 03/15/22 (a)	50,000	51,062
Cedar Fair LP
5.250%, due 07/15/29 (a)	25,000	26,937
Century Communities, Inc.
5.875%, due 07/15/25	50,000	52,187
Core & Main LP
6.125%, due 08/15/25 (a)	25,000	25,937
Dana, Inc.
5.500%, due 12/15/24	50,000	51,437

	Par Value	Value
Eldorado Resorts, Inc.
6.000%, due 04/01/25	$45,000	$47,137
Ford Motor Co.
7.450%, due 07/16/31	25,000	29,501
General Motors Financial Co., Inc.
3.033%, due 01/05/23 (3 Month U.S. LIBOR + 0.990%) (d)	150,000	149,435
3.950%, due 04/13/24	40,000	41,807
Golden Entertainment, Inc.
7.625%, due 04/15/26 (a)	35,000	37,144
Golden Nugget, Inc.
6.750%, due 10/15/24 (a)	125,000	129,219
H&E Equipment Services, Inc.
5.625%, due 09/01/25	50,000	52,500
Hasbro, Inc.
3.500%, due 09/15/27	70,000	69,771
IAA, Inc.
5.500%, due 06/15/27 (a)	25,000	26,563
Installed Building Products, Inc.
5.750%, due 02/01/28 (a)	25,000	26,687
JetBlue 2019-1 Class AA Pass Through Trust
Series 2019-1, 2.750%, due 05/15/32	60,000	60,599
KFC Holding Co.
5.000%, due 06/01/24 (a)	110,000	114,125
5.250%, due 06/01/26 (a)	235,000	248,513
L Brands, Inc.
6.750%, due 07/01/36	25,000	21,937
Lennar Corp.
5.375%, due 10/01/22	25,000	26,687
5.250%, due 06/01/26	25,000	27,313
4.750%, due 11/29/27	370,000	398,675

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

		Par Value	Value
CORPORATE BONDS — 16.5% (Continued)
Consumer Discretionary — 1.5% (Continued)
Live Nation Entertainment, Inc.
4.750%, due 10/15/27 (a)		$25,000	$25,844
LTF Merger Sub, Inc.
8.500%, due 06/15/23 (a)		45,000	45,900
M/I Homes, Inc.
5.625%, due 08/01/25		50,000	52,500
Mattel, Inc.
5.875%, due 12/15/27 (a)		25,000	26,313
Meritage Homes Corp.
6.000%, due 06/01/25		25,000	27,938
MGM Resorts International
6.000%, due 03/15/23		25,000	27,469
5.750%, due 06/15/25		25,000	28,000
Michaels Stores, Inc.
8.000%, due 07/15/27 (a)		25,000	23,938
Molson Coors Brewing Co.
1.250%, due 07/15/24	EUR	150,000	172,962
Murphy Oil USA, Inc.
5.625%, due 05/01/27		$25,000	26,906
Navistar International Corp.
6.625%, due 11/01/25 (a)		25,000	25,625
Penn National Gaming, Inc.
5.625%, due 01/15/27 (a)		25,000	26,469
Performance Food Group, Inc.
5.500%, due 10/15/27 (a)		70,000	74,550
PetSmart, Inc.
7.125%, due 03/15/23 (a)		30,000	29,475
5.875%, due 06/01/25 (a)		55,000	56,169

	Par Value	Value
Resideo Funding, Inc.
6.125%, due 11/01/26 (a)	$50,000	$49,944
Scientific Games International, Inc.
5.000%, due 10/15/25 (a)	50,000	52,250
7.250%, due 11/15/29 (a)	25,000	27,125
Six Flags Entertainment Corp.
5.500%, due 04/15/27 (a)	25,000	26,594
Sonic Automotive, Inc.
6.125%, due 03/15/27	25,000	26,000
Speedway Motorsports LLC
4.875%, due 11/01/27 (a)	25,000	25,281
Staples, Inc.
7.500%, due 04/15/26 (a)	90,000	93,600
Station Casinos LLC
5.000%, due 10/01/25 (a)	50,000	50,938
Taylor Morrison Communities, Inc.
5.750%, due 01/15/28 (a)	25,000	27,250
The Home Depot, Inc.
3.900%, due 06/15/47	55,000	61,984
The Men’s Wearhouse, Inc.
7.000%, due 07/01/22	40,000	38,000
The William Carter Co.
5.625%, due 03/15/27 (a)	25,000	26,875
Tempur Sealy International, Inc.
5.500%, due 06/15/26	119,000	125,248
United Airlines Holdings, Inc.
4.875%, due 01/15/25	25,000	26,502
WMG Acquisition Corp.
5.500%, due 04/15/26 (a)	250,000	263,125

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
CORPORATE BONDS — 16.5% (Continued)
Consumer Discretionary — 1.5% (Continued)
Wolverine World Wide, Inc.
5.000%, due 09/01/26 (a)	$25,000	$25,250
Yum! Brands, Inc.
4.750%, due 01/15/30 (a)	180,000	189,000
		4,479,398
Consumer Staples — 1.3%
Albertsons Cos., Inc.
4.625%, due 01/15/27 (a)	35,000	34,912
5.875%, due 02/15/28 (a)	65,000	68,900
Altria Group, Inc.
4.500%, due 05/02/43	100,000	101,510
5.950%, due 02/14/49	60,000	72,542
Avantor, Inc.
9.000%, due 10/01/25 (a)	40,000	44,700
B&G Foods, Inc.
5.250%, due 04/01/25	65,000	66,950
5.250%, due 09/15/27	30,000	29,962
BAT Capital Corp.
4.540%, due 08/15/47	100,000	99,979
Bristol-Myers Squibb Co.
4.550%, due 02/20/48 (a)	170,000	208,713
Cardtronics, Inc.
5.500%, due 05/01/25 (a)	25,000	25,937
Chobani LLC
7.500%, due 04/15/25 (a)	25,000	25,063
Constellation Brands, Inc.
3.150%, due 08/01/29	125,000	126,291
Cott Holdings, Inc.
5.500%, due 04/01/25 (a)	85,000	88,612
Dollar Tree, Inc.
4.000%, due 05/15/25	120,000	128,258

	Par Value	Value
Eagle Holding Co II LLC
7.625%, due 05/15/22 (a)	$25,000	$25,312
7.750%, due 05/15/22 (a)	40,000	40,600
Graham Holdings Co.
5.750%, due 06/01/26 (a)	165,000	176,137
JBS USA LUX SA
5.875%, due 07/15/24 (a)	10,000	10,300
5.750%, due 06/15/25 (a)	5,000	5,175
KeHE Distributors LLC
8.625%, due 10/15/26 (a)	25,000	26,250
Kronos Acquisition Holdings, Inc.
9.000%, due 08/15/23 (a)	25,000	23,875
NBM US Holdings, Inc.
7.000%, due 05/14/26 (a)	500,000	533,750
Pilgrim’s Pride Corp.
5.750%, due 03/15/25 (a)	25,000	25,875
5.875%, due 09/30/27 (a)	75,000	81,000
Post Holdings, Inc.
5.500%, due 03/01/25 (a)	70,000	73,237
5.000%, due 08/15/26 (a)	335,000	353,425
5.750%, due 03/01/27 (a)	445,000	477,263
5.625%, due 01/15/28 (a)	325,000	349,375
5.500%, due 12/15/29 (a)	75,000	79,969
Simmons Foods, Inc.
5.750%, due 11/01/24 (a)	25,000	25,063
Smithfield Foods, Inc.
4.250%, due 02/01/27 (a)	115,000	119,002

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
CORPORATE BONDS — 16.5% (Continued)
Consumer Staples — 1.3% (Continued)
Spectrum Brands, Inc.
5.750%, due 07/15/25	$25,000	$26,125
The Hertz Corp.
7.125%, due 08/01/26 (a)	25,000	27,062
United Rentals North America, Inc.
4.625%, due 10/15/25	75,000	77,156
6.500%, due 12/15/26	35,000	38,412
5.250%, due 01/15/30	55,000	58,988
Verscend Escrow Corp.
9.750%, due 08/15/26 (a)	92,000	100,050
		3,875,730
Energy — 2.7%
Antero Midstream Partners LP
5.750%, due 03/01/27 (a)	20,000	17,500
Archrock Partners LP
6.250%, due 04/01/28 (a)	10,000	10,288
Calfrac Holdings LP
8.500%, due 06/15/26 (a)	25,000	10,312
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23	25,000	25,312
Cheniere Energy Partners LP
5.250%, due 10/01/25	25,000	26,031
5.625%, due 10/01/26	85,000	89,888
Chesapeake Energy Corp.
11.500%, due 01/01/25	17,000	16,065
CNOOC Finance 2015 USA LLC
3.500%, due 05/05/25	400,000	418,159
Continental Resources, Inc.
4.375%, due 01/15/28	330,000	350,625
Crestwood Midstream Partners LP
6.250%, due 04/01/23	25,000	25,500

	Par Value	Value
DCP Midstream Operating LP
5.375%, due 07/15/25	$360,000	$391,500
DCP Midstream Operating LP
5.125%, due 05/15/29	200,000	207,500
Delek Logistics Partners LP
6.750%, due 05/15/25	75,000	75,375
Diamondback Energy, Inc.
2.875%, due 12/01/24	30,000	30,280
Endeavor Energy Resources LP
5.750%, due 01/30/28 (a)	25,000	26,250
Energy Transfer Operating LP
4.750%, due 01/15/26	60,000	64,629
5.500%, due 06/01/27	80,000	89,840
6.000%, due 06/15/48	175,000	203,040
Enterprise Products Operating LLC
3.125%, due 07/31/29	450,000	461,905
Enviva Partners LP
6.500%, due 01/15/26 (a)	25,000	26,736
EOG Resources, Inc.
4.150%, due 01/15/26	85,000	93,484
Gulfport Energy Corp.
6.375%, due 05/15/25	55,000	34,925
6.375%, due 01/15/26	25,000	15,500
Hess Midstream Operations LP
5.625%, due 02/15/26 (a)	25,000	26,000
5.125%, due 06/15/28 (a)	50,000	50,625
Hilcorp Energy I LP
6.250%, due 11/01/28 (a)	35,000	33,250
Indigo Natural Resources LLC
6.875%, due 02/15/26 (a)	95,000	89,537

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
CORPORATE BONDS — 16.5% (Continued)
Energy — 2.7% (Continued)
Kinder Morgan Energy Partners LP
6.950%, due 01/15/38	$50,000	$66,048
Kinder Morgan, Inc.
4.300%, due 06/01/25	85,000	92,095
5.200%, due 03/01/48	100,000	115,205
Magnolia Oil & Gas Operating LLC
6.000%, due 08/01/26 (a)	75,000	77,062
Marathon Oil Corp.
4.400%, due 07/15/27	415,000	450,365
Marathon Petroleum Corp.
5.125%, due 12/15/26	60,000	67,772
Montage Resources Corp.
8.875%, due 07/15/23	25,000	23,000
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26 (a)	25,000	19,000
Murphy Oil Corp.
6.875%, due 08/15/24	219,000	230,690
5.750%, due 08/15/25	25,000	26,094
NRG Energy, Inc. CV
2.750%, due 06/01/48	200,000	227,280
Oasis Petroleum, Inc.
6.875%, due 03/15/22	35,000	33,950
Occidental Petroleum Corp.
2.900%, due 08/15/24	375,000	380,897
3.500%, due 08/15/29	315,000	321,191
Parsley Energy LLC
5.375%, due 01/15/25 (a)	380,000	390,450
5.625%, due 10/15/27 (a)	390,000	411,938
PBF Holding Co. LLC
7.250%, due 06/15/25	365,000	388,725
PBF Logistics LP
6.875%, due 05/15/23	25,000	25,781

	Par Value	Value
Peabody Energy Corp.
6.000%, due 03/31/22 (a)	$45,000	$43,875
QEP Resources, Inc.
5.625%, due 03/01/26	30,000	29,250
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	140,000	154,175
SunCoke Energy Partners LP
7.500%, due 06/15/25 (a)	50,000	47,875
Sunoco LP
5.500%, due 02/15/26	25,000	26,000
6.000%, due 04/15/27	35,000	37,363
Tallgrass Energy Partners LP
5.500%, due 01/15/28 (a)	25,000	24,500
Targa Resources Partners LP
5.875%, due 04/15/26	190,000	201,875
6.500%, due 07/15/27 (a)	5,000	5,475
6.875%, due 01/15/29 (a)	20,000	22,150
5.500%, due 03/01/30 (a)	90,000	92,475
The Williams Cos., Inc.
3.600%, due 03/15/22	235,000	241,473
4.300%, due 03/04/24	75,000	79,670
4.550%, due 06/24/24	307,000	331,023
USA Compression Partners LP
6.875%, due 09/01/27	95,000	98,919
Valero Energy Corp.
3.400%, due 09/15/26	90,000	94,313
Viper Energy Partners LP
5.375%, due 11/01/27 (a)	25,000	26,062
WPX Energy, Inc.
5.750%, due 06/01/26	340,000	362,950
		8,177,022

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

		Par Value	Value
CORPORATE BONDS — 16.5% (Continued)
Financials — 3.0%
Air Lease Corp.
3.250%, due 03/01/25		$120,000	$123,423
Alexandria Real Estate Equities, Inc.
4.000%, due 01/15/24		110,000	116,970
4.850%, due 04/15/49		25,000	30,322
Alliant Holdings Intermediate LLC
6.750%, due 10/15/27 (a)		25,000	26,750
Ally Financial, Inc.
5.750%, due 11/20/25		50,000	55,937
American Express Co.
3.400%, due 02/22/24		115,000	120,127
American International Group, Inc.
4.750%, due 04/01/48		75,000	89,718
Athene Global Funding
3.000%, due 07/01/22 (a)		120,000	121,971
AXA Equitable Holdings, Inc.
3.900%, due 04/20/23		180,000	188,493
Bank of America Corp.
3.419%, due 12/20/28 (3 Month U.S. LIBOR + 1.040%) (d)		291,000	304,772
3.974%, due 02/07/30 (3 Month U.S. LIBOR + 1.210%) (d)		145,000	157,822
Berkshire Hathaway Finance Corp.
2.375%, due 06/19/39	GBP	120,000	166,454
Capital One Financial Corp.
2.656%, due 01/30/23 (3 Month U.S. LIBOR + 0.720%) (d)		$185,000	185,334
Chubb INA Holdings, Inc.
0.300%, due 12/15/24	EUR	160,000	179,231

		Par Value	Value
CIT Group, Inc.
5.250%, due 03/07/25		$25,000	$27,625
5.800%, due 12/15/2165 (3 Month U.S. LIBOR + 3.972%) (d)		35,000	35,875
Citigroup, Inc.
2.477%, due 05/04/21 (90 Day Australian Bank Bill Swap Rate + 1.550%) (d)	AUD	245,000	173,852
0.102%, due 03/21/23 (3 Month EURIBOR + 0.050%) (d)	EUR	170,000	191,104
3.004%, due 05/17/24 (3 Month U.S. LIBOR + 1.100%) (d)		$115,000	116,573
Crown Castle International Corp.
3.650%, due 09/01/27		55,000	57,948
3.800%, due 02/15/28		170,000	180,630
Discover Financial Services
4.100%, due 02/09/27		80,000	85,751
Equinix, Inc.
3.200%, due 11/18/29		105,000	105,312
ESH Hospitality, Inc.
5.250%, due 05/01/25 (a)		270,000	279,112
Fidelity National Information Services, Inc.
1.500%, due 05/21/27	EUR	100,000	118,503
1.000%, due 12/03/28	EUR	100,000	112,426
First Maryland Capital II
2.759%, due 02/01/27 (3 Month U.S. LIBOR + 0.850%) (d)		$250,000	236,644
GTCR AP Finance, Inc.
8.000%, due 05/15/27 (a)		30,000	31,163

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
CORPORATE BONDS — 16.5% (Continued)
Financials — 3.0% (Continued)
Icahn Enterprises LP
6.250%, due 05/15/26	$80,000	$85,200
5.250%, due 05/15/27 (a)	30,000	30,713
JPMorgan Chase & Co.
3.625%, due 12/01/27	135,000	141,749
Liberty Mutual Group, Inc.
3.951%, due 10/15/50 (a)	60,000	63,028
Lions Gate Capital Holdings LLC
6.375%, due 02/01/24 (a)	320,000	331,200
5.875%, due 11/01/24 (a)	103,000	104,030
LPL Holdings, Inc.
4.625%, due 11/15/27 (a)	25,000	25,500
MGIC Investment Corp.
5.750%, due 08/15/23	135,000	149,512
MGM Growth Properties Operating Partnership LP
5.625%, due 05/01/24	50,000	54,562
Morgan Stanley
3.737%, due 04/24/24 (3 Month U.S. LIBOR + 0.847%) (d)	120,000	124,959
MPT Operating Partnership LP
5.250%, due 08/01/26	55,000	58,163
5.000%, due 10/15/27	50,000	53,125
Nationstar Mortgage Holdings, Inc.
8.125%, due 07/15/23 (a)	45,000	47,531
NFP Corp.
6.875%, due 07/15/25 (a)	80,000	80,100
Prudential Financial, Inc.
3.905%, due 12/07/47	60,000	64,046

		Par Value	Value
Public Storage
3.385%, due 05/01/29		$60,000	$63,451
Quicken Loans, Inc.
5.250%, due 01/15/28 (a)		50,000	51,759
Realogy Group LLC
5.250%, due 12/01/21 (a)		25,000	25,313
Santander Holdings USA, Inc.
3.400%, due 01/18/23		120,000	122,993
Simon Property Group LP
2.450%, due 09/13/29		30,000	29,433
Springleaf Finance Corp.
7.125%, due 03/15/26		50,000	57,813
6.625%, due 01/15/28		40,000	44,900
5.375%, due 11/15/29		20,000	20,875
Synchrony Financial
3.950%, due 12/01/27		55,000	57,734
Synovus Financial Corp.
5.750%, due 12/15/25 (3 Month U.S. LIBOR + 4.182%) (d)		300,000	308,235
Tempo Acquisition LLC
6.750%, due 06/01/25 (a)		100,000	103,375
The Goldman Sachs Group, Inc.
3.625%, due 02/20/24		115,000	120,700
1.375%, due 05/15/24	EUR	150,000	174,215
The PNC Financial Services Group, Inc.
3.500%, due 01/23/24		$95,000	99,710
U.S. Bancorp
2.650%, due 05/23/22		155,000	157,681
3.375%, due 02/05/24		99,000	103,617
0.850%, due 06/07/24	EUR	545,000	628,838
3.600%, due 09/11/24		$55,000	58,332
3.150%, due 04/27/27		170,000	177,861
USB Capital IX
3.500%, due 04/15/42 (3 Month U.S. LIBOR + 1.020%) (d)		405,000	352,350

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

		Par Value	Value
CORPORATE BONDS — 16.5% (Continued)
Financials — 3.0% (Continued)
VICI Properties LP
4.625%, due 12/01/29 (a)		$70,000	$72,975
Wachovia Capital Trust III
5.570%, due 03/15/42 (3 Month U.S. LIBOR + 0.930%) (d)		430,000	433,225
Wells Fargo & Co.
2.205%, due 07/27/21 (90 Day Australian Bank Bill Swap Rate + 1.320%) (d)	AUD	200,000	141,687
3.250%, due 04/27/22	AUD	200,000	145,438
2.879%, due 10/30/30 (3 Month U.S. LIBOR + 1.170%) (d)		$30,000	30,178
4.750%, due 12/07/46		175,000	208,433
Willis North America, Inc.
4.500%, due 09/15/28		50,000	54,843
			8,879,224
Health Care — 1.2%
AbbVie, Inc.
2.600%, due 11/21/24 (a)		60,000	60,406
2.950%, due 11/21/26 (a)		330,000	334,593
4.700%, due 05/14/45		65,000	72,560
4.875%, due 11/14/48		100,000	114,813
Acadia Healthcare Co, Inc.
6.500%, due 03/01/24		25,000	25,937
AMN Healthcare, Inc.
4.625%, due 10/01/27 (a)		25,000	25,120
Anthem, Inc.
2.375%, due 01/15/25		30,000	29,984
Anthem, Inc. CV
2.750%, due 10/15/42		47,000	197,767

	Par Value	Value
Bausch Health Americas, Inc.
8.500%, due 01/31/27 (a)	$25,000	$28,500
Catalent Pharma Solutions, Inc.
5.000%, due 07/15/27 (a)	15,000	15,712
Centene Corp.
4.750%, due 01/15/25	50,000	51,750
4.250%, due 12/15/27 (a)	20,000	20,600
4.625%, due 12/15/29 (a)	15,000	15,787
Cigna Corp.
2.891%, due 07/15/23 (3 Month U.S. LIBOR + 0.890%) (d)	95,000	95,488
4.900%, due 12/15/48	180,000	213,434
CommonSpirit Health
3.347%, due 10/01/29	110,000	110,652
CVS Health Corp.
5.050%, due 03/25/48	180,000	212,869
DaVita, Inc.
5.125%, due 07/15/24	35,000	35,875
HCA Healthcare, Inc.
6.250%, due 02/15/21	250,000	260,937
HCA, Inc.
5.000%, due 03/15/24	170,000	185,512
5.375%, due 02/01/25	300,000	331,500
5.375%, due 09/01/26	45,000	50,175
4.125%, due 06/15/29	55,000	58,300
Hill-Rom Holdings, Inc.
4.375%, due 09/15/27 (a)	15,000	15,413
Molina Healthcare, Inc.
5.375%, due 11/15/22	25,000	26,625
MPH Acquisition Holdings LLC
7.125%, due 06/01/24 (a)	90,000	87,300
Par Pharmaceutical, Inc.
7.500%, due 04/01/27 (a)	30,000	30,000

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

		Par Value	Value
CORPORATE BONDS — 16.5% (Continued)
Health Care — 1.2% (Continued)
Polaris Intermediate Corp.
8.500%, due 12/01/22 (a)		$25,000	$23,281
Select Medical Corp.
6.250%, due 08/15/26 (a)		325,000	351,813
Teleflex, Inc.
4.625%, due 11/15/27		25,000	26,500
Tenet Healthcare Corp.
6.750%, due 06/15/23		25,000	27,500
5.125%, due 11/01/27 (a)		60,000	63,150
Thermo Fisher Scientific, Inc.
0.750%, due 09/12/24	EUR	100,000	114,725
0.500%, due 03/01/28	EUR	100,000	110,797
Vizient, Inc.
6.250%, due 05/15/27 (a)		$35,000	37,625
WellCare Health Plans, Inc.
5.375%, due 08/15/26 (a)		50,000	53,250
West Street Merger Sub, Inc.
6.375%, due 09/01/25 (a)		65,000	64,675
			3,580,925
Industrials — 1.0%
Advanced Disposal Services, Inc.
5.625%, due 11/15/24 (a)		50,000	52,187
AECOM
5.875%, due 10/15/24		235,000	259,675
5.125%, due 03/15/27		400,000	429,500
Amsted Industries, Inc.
5.625%, due 07/01/27 (a)		25,000	26,500
BMC East LLC
5.500%, due 10/01/24 (a)		25,000	25,937

	Par Value	Value
BNSF Funding Trust I
6.613%, due 12/15/55 (3 Month U.S. LIBOR + 2.350%) (d)	$107,000	$117,647
Clean Harbors, Inc.
5.125%, due 07/15/29 (a)	25,000	26,625
Colfax Corp.
6.000%, due 02/15/24 (a)	20,000	21,275
6.375%, due 02/15/26 (a)	60,000	65,400
Crown Americas LLC
4.500%, due 01/15/23	190,000	199,500
Crown Cork & Seal Co, Inc.
7.375%, due 12/15/26	175,000	208,469
CSX Corp.
3.800%, due 11/01/46	60,000	62,193
Delta Air Lines, Inc.
3.625%, due 03/15/22	115,000	117,793
FedEx Corp.
4.950%, due 10/17/48	210,000	228,207
Flex Acquisition Co, Inc.
6.875%, due 01/15/25 (a)	45,000	45,338
FXI Holdings, Inc.
7.875%, due 11/01/24 (a)	35,000	33,600
Gates Global LLC
6.250%, due 01/15/26 (a)	30,000	30,450
General Electric Co.
5.875%, due 01/14/38	25,000	30,134
Granite Holdings US Acquisition Co.
11.000%, due 10/01/27 (a)	25,000	25,500
Itron, Inc.
5.000%, due 01/15/26 (a)	50,000	51,937
John Deere Capital Corp.
3.450%, due 01/10/24	80,000	84,245
2.600%, due 03/07/24	40,000	40,864

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
CORPORATE BONDS — 16.5% (Continued)
Industrials — 1.0% (Continued)
Lockheed Martin Corp.
4.700%, due 05/15/46	$95,000	$119,938
Mauser Packaging Solutions Holding Co.
7.250%, due 04/15/25 (a)	25,000	24,750
MTS Systems Corp.
5.750%, due 08/15/27 (a)	25,000	26,188
Owens Corning
3.950%, due 08/15/29	105,000	108,862
4.400%, due 01/30/48	70,000	67,655
Packaging Corp of America
3.000%, due 12/15/29	40,000	40,145
Penske Truck Leasing Co LP
4.200%, due 04/01/27 (a)	60,000	64,037
PGT Escrow Issuer, Inc.
6.750%, due 08/01/26 (a)	50,000	53,500
SSL Robotics LLC
9.750%, due 12/31/23 (a)	25,000	27,188
Stevens Holding Co, Inc.
6.125%, due 10/01/26 (a)	25,000	27,313
TransDigm, Inc.
6.500%, due 05/15/25	25,000	26,031
6.250%, due 03/15/26 (a)	50,000	54,125
6.375%, due 06/15/26	15,000	15,881
5.500%, due 11/15/27 (a)	35,000	35,438
Waste Management, Inc.
4.000%, due 07/15/39	45,000	50,259
WRKCo, Inc.
3.750%, due 03/15/25	65,000	68,469
Zekelman Industries, Inc.
9.875%, due 06/15/23 (a)	11,000	11,591
		3,004,346

		Par Value	Value
Information Technology — 0.9%
Apple, Inc.
0.875%, due 05/24/25	EUR	115,000	$134,386
Ascend Learning LLC
6.875%, due 08/01/25 (a)		$25,000	26,250
Banff Merger Sub, Inc.
9.750%, due 09/01/26 (a)		245,000	248,675
Broadcom, Inc.
4.750%, due 04/15/29 (a)		311,000	339,525
CDK Global, Inc.
5.250%, due 05/15/29 (a)		20,000	21,350
CDW LLC
5.000%, due 09/01/25		35,000	36,575
Change Healthcare Holdings LLC
5.750%, due 03/01/25 (a)		50,000	51,625
Dell International LLC
7.125%, due 06/15/24 (a)		25,000	26,406
5.300%, due 10/01/29 (a)		280,000	314,828
8.100%, due 07/15/36 (a)		111,000	145,574
8.350%, due 07/15/46 (a)		317,000	434,450
Donnelley Financial Solutions, Inc.
8.250%, due 10/15/24		25,000	25,594
Fiserv, Inc.
1.125%, due 07/01/27	EUR	100,000	115,261
3.500%, due 07/01/29		$350,000	367,958
Genesys Telecommunications Laboratories, Inc.
10.000%, due 11/30/24 (a)		60,000	64,875
MSCI, Inc.
5.750%, due 08/15/25 (a)		25,000	26,219

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

		Par Value	Value
CORPORATE BONDS — 16.5% (Continued)
Information Technology — 0.9% (Continued)
Refinitiv US Holdings, Inc.
6.250%, due 05/15/26 (a)		$80,000	$87,300
RP Crown Parent LLC
7.375%, due 10/15/24 (a)		25,000	26,000
SS&C Technologies, Inc.
5.500%, due 09/30/27 (a)		160,000	170,800
The Dun & Bradstreet Corp.
6.875%, due 08/15/26 (a)		40,000	44,150
ViaSat, Inc.
5.625%, due 09/15/25 (a)		25,000	25,750
5.625%, due 04/15/27 (a)		5,000	5,350
			2,738,901
Materials — 0.9%
Aruba Investments, Inc.
8.750%, due 02/15/23 (a)		25,000	24,875
Ball Corp.
4.375%, due 12/15/20		85,000	86,700
4.000%, due 11/15/23		360,000	378,450
5.250%, due 07/01/25		275,000	306,281
4.875%, due 03/15/26		185,000	200,956
Berry Global, Inc.
5.625%, due 07/15/27 (a)		205,000	220,375
Cleveland-Cliffs, Inc.
5.750%, due 03/01/25		25,000	24,687
Compass Minerals International, Inc.
6.750%, due 12/01/27 (a)		25,000	26,500
Ecolab, Inc.
1.000%, due 01/15/24	EUR	150,000	174,495
Freeport-McMoRan, Inc.
4.550%, due 11/14/24		$25,000	26,469
5.400%, due 11/14/34		400,000	418,000
5.450%, due 03/15/43		400,000	414,000

		Par Value	Value
Koppers, Inc.
6.000%, due 02/15/25 (a)		$50,000	$52,375
Novelis Corp.
5.875%, due 09/30/26 (a)		50,000	53,313
Olin Corp.
5.125%, due 09/15/27		25,000	26,156
Owens-Brockway Glass Container, Inc.
5.875%, due 08/15/23 (a)		50,000	53,375
Reynolds Group Issuer, Inc.
5.125%, due 07/15/23 (a)		25,000	25,594
Schweitzer-Mauduit International, Inc.
6.875%, due 10/01/26 (a)		25,000	27,000
Sealed Air Corp.
5.500%, due 09/15/25 (a)		25,000	27,500
Standard Industries, Inc.
5.000%, due 02/15/27 (a)		50,000	52,125
Summit Materials LLC
5.125%, due 06/01/25 (a)		25,000	25,719
Tronox, Inc.
6.500%, due 04/15/26 (a)		25,000	25,688
Univar Solutions USA, Inc.
5.125%, due 12/01/27 (a)		25,000	26,094
			2,696,727
Real Estate — 0.2%
American Tower Corp.
1.950%, due 05/22/26	EUR	100,000	120,619
3.950%, due 03/15/29		$60,000	64,551
SBA Communications Corp.
4.875%, due 09/01/24		250,000	260,000

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
CORPORATE BONDS — 16.5% (Continued)
Real Estate — 0.2% (Continued)
Welltower, Inc.
3.950%, due 09/01/23	$115,000	$121,298
		566,468
Utilities — 0.6%
Calpine Corp.
5.750%, due 01/15/25	25,000	25,688
5.250%, due 06/01/26 (a)	65,000	67,681
4.500%, due 02/15/28 (a)	20,000	20,200
5.125%, due 03/15/28 (a)	40,000	40,800
Dominion Energy, Inc.
4.650%, due 06/15/25 (5 Year CMT Rate + 2.993%) (d)	180,000	183,600
Duke Energy Corp.
4.875%, due 03/16/25 (5 Year CMT Rate + 3.388%) (d)	150,000	157,125
Georgia Power Co.
2.200%, due 09/15/24	55,000	54,045
Mississippi Power Co.
4.250%, due 03/15/42	130,000	138,534
Monongahela Power Co.
5.400%, due 12/15/43 (a)	65,000	83,438
NextEra Energy Capital Holdings, Inc.
5.650%, due 05/01/2079 (3 Month U.S. LIBOR + 3.156%) (d)	110,000	122,238
NRG Energy, Inc.
6.625%, due 01/15/27	255,000	277,312
5.750%, due 01/15/28	65,000	70,688
Southern California Edison Co.
4.000%, due 04/01/47	30,000	31,339
The Brooklyn Union Gas Co.
4.487%, due 03/04/49 (a)	45,000	51,646

		Par Value	Value
Vistra Operations Co LLC
3.550%, due 07/15/24 (a)		$255,000	$258,188
Vistra Operations Co LLC
5.625%, due 02/15/27 (a)		25,000	26,281
			1,608,803
Total Corporate Bonds (Cost $46,609,837)			49,039,277

FOREIGN BONDS — 23.2%
Argentina — 0.4%
Banco Macro SA
6.750%, due 11/04/26 (5 Year USD Swap Rate + 5.463%) (d)		550,000	429,000
International Bank for Reconstruction & Development
2.500%, due 03/12/20	AUD	280,000	197,023
2.800%, due 01/13/21	AUD	410,000	292,519
Pampa Energia SA
7.500%, due 01/24/27		$150,000	128,250
			1,046,792
Australia — 0.1%
Commonwealth Bank of Australia
3.900%, due 07/12/47 (a)		55,000	59,336
Queensland Treasury Corp.
6.250%, due 02/21/20	AUD	175,000	123,658
5.500%, due 06/21/21	AUD	335,000	250,263
			433,257
Austria — 0.2%
Asian Development Bank
5.000%, due 03/09/22	AUD	110,000	83,457
JBS Investments II GmbH
5.750%, due 01/15/28 (a)		$300,000	315,750
Republic of Austria Government Bond
0.500%, due 02/20/29 (a)	EUR	230,000	268,957
			668,164

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

		Par Value	Value
FOREIGN BONDS — 23.2% (Continued)
Bermuda — 0.5%
Digicel Group Two Ltd.
9.125%, due 04/01/24 (a)(b)		$608,591	$91,289
Geopark Ltd.
6.500%, due 09/21/24		600,000	626,250
IHS Markit Ltd.
4.750%, due 08/01/28		135,000	150,187
Inkia Energy Ltd.
5.875%, due 11/09/27		400,000	418,000
Viking Cruises Ltd.
5.875%, due 09/15/27 (a)		110,000	117,288
			1,403,014
Brazil — 1.3%
Banco Bradesco SA
5.750%, due 03/01/22		200,000	210,910
Banco BTG Pactual SA
7.750%, due 02/15/29 (5 Year CMT Rate + 5.257%) (a)(d)		600,000	635,552
Banco do Brasil SA
6.250%, due 04/15/2167 (10 Year CMT Rate + 4.398%) (d)		500,000	508,750
Natura Cosmeticos SA
5.375%, due 02/01/23 (a)		200,000	208,500
Notas do Tesouro Nacional
10.000%, due 01/01/21	BRL	1,865,000	487,325
10.000%, due 01/01/23	BRL	4,560,000	1,260,345
10.000%, due 01/01/27	BRL	2,000,000	586,264
			3,897,646
Britain — 0.2%
United Kingdom Gilt
3.750%, due 09/07/20	GBP	90,000	121,706
Vedanta Resources Finance II PLC
9.250%, due 04/23/26 (a)		$200,000	198,750

	Par Value	Value
Vedanta Resources Ltd.
6.125%, due 08/09/24	$400,000	$365,000
		685,456
British Virgin — 0.5%
CNPC General Capital Ltd.
3.400%, due 04/16/23	200,000	205,889
Radiant Access Ltd.
4.600%, due 05/18/2168	400,000	400,000
Sinopec Capital 2013 Ltd.
3.125%, due 04/24/23	300,000	305,289
Star Energy Geothermal Wayang Windu Ltd.
6.750%, due 04/24/33	552,000	588,570
		1,499,748
Canada — 2.9%
1011778 BC ULC
4.250%, due 05/15/24 (a)	325,000	333,125
5.000%, due 10/15/25 (a)	432,000	448,200
3.875%, due 01/15/28 (a)	265,000	266,325
ATS Automation Tooling Systems, Inc.
6.500%, due 06/15/23 (a)	50,000	51,625
Bank of Montreal
3.803%, due 12/15/32 (5 Year USD Swap Rate + 1.432%) (d)	55,000	57,406
Bausch Health Cos, Inc.
5.875%, due 05/15/23 (a)	145,000	146,269
6.125%, due 04/15/25 (a)	195,000	201,337
5.500%, due 11/01/25 (a)	115,000	120,175
9.000%, due 12/15/25 (a)	95,000	107,944
5.750%, due 08/15/27 (a)	40,000	43,450

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

		Par Value	Value
FOREIGN BONDS — 23.2% (Continued)
Canada — 2.9% (Continued)
7.000%, due 01/15/28 (a)		$40,000	$44,100
5.000%, due 01/30/28 (a)		85,000	87,125
7.250%, due 05/30/29 (a)		40,000	45,650
5.250%, due 01/30/30 (a)		180,000	186,300
Bombardier, Inc.
8.750%, due 12/01/21 (a)		25,000	27,406
6.000%, due 10/15/22 (a)		40,000	40,100
Canacol Energy Ltd.
7.250%, due 05/03/25 (a)		200,000	209,750
7.250%, due 05/03/25		400,000	419,500
Canadian Government Bond
0.750%, due 09/01/20	CAD	625,000	478,288
0.500%, due 03/01/22	CAD	605,000	454,145
2.250%, due 03/01/24	CAD	1,086,000	855,177
1.500%, due 09/01/24	CAD	585,000	446,759
Cascades Inc./Cascades USA, Inc.
5.375%, due 01/15/28 (a)		$25,000	25,473
Cenovus Energy, Inc.
5.250%, due 06/15/37		175,000	192,334
5.400%, due 06/15/47		60,000	70,048
Enbridge, Inc.
4.250%, due 12/01/26		390,000	428,384
Garda World Security Corp.
8.750%, due 05/15/25 (a)		70,000	72,450
GFL Environmental, Inc.
5.125%, due 12/15/26 (a)		50,000	52,563
8.500%, due 05/01/27 (a)		45,000	49,275

		Par Value	Value
Masonite International Corp.
5.375%, due 02/01/28 (a)		$10,000	$10,575
MDC Partners, Inc.
6.500%, due 05/01/24 (a)		25,000	22,625
MEG Energy Corp.
7.000%, due 03/31/24 (a)		20,000	20,150
National Bank of Canada
2.150%, due 10/07/22 (a)		250,000	249,806
Norbord, Inc.
5.750%, due 07/15/27 (a)		25,000	26,000
Nutrien Ltd.
4.200%, due 04/01/29		55,000	60,463
Open Text Corp.
5.875%, due 06/01/26 (a)		50,000	53,375
Parkland Fuel Corp.
5.875%, due 07/15/27 (a)		45,000	48,431
Province of British Columbia Canada
6.600%, due 01/09/20 (a)	INR	9,200,000	128,892
Province of Ontario Canada
3.500%, due 06/02/24	CAD	715,000	584,697
2.900%, due 06/02/28	CAD	220,000	177,232
3.450%, due 06/02/45	CAD	195,000	176,442
Province of Quebec Canada
3.000%, due 09/01/23	CAD	525,000	419,268
Stoneway Capital Corp.
10.000%, due 03/01/27		$309,954	193,721
Teck Resources Ltd.
5.200%, due 03/01/42		25,000	25,667
Telesat LLC
6.500%, due 10/15/27 (a)		40,000	41,600
Tervita Corp.
7.625%, due 12/01/21 (a)		100,000	101,000

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
FOREIGN BONDS — 23.2% (Continued)
Canada — 2.9% (Continued)
The Bank of Nova Scotia
3.400%, due 02/11/24	$115,000	$120,170
TransCanada PipeLines Ltd.
4.250%, due 05/15/28	85,000	94,029
Transcanada Trust
5.500%, due 09/15/2079 (3 Month U.S. LIBOR + 4.154%) (d)	148,000	153,758
Vermilion Energy, Inc.
5.625%, due 03/15/25 (a)	50,000	47,188
		8,715,772
Cayman Islands — 1.0%
Avolon Holdings Funding Ltd.
5.250%, due 05/15/24 (a)	60,000	65,475
3.950%, due 07/01/24 (a)	115,000	119,786
Comunicaciones Celulares SA Via Comcel Trust
6.875%, due 02/06/24	200,000	205,750
Cosan Overseas Ltd.
8.250%, due 02/05/50	200,000	207,500
CSN Islands XII Corp.
7.000%, due 03/23/2167	500,000	460,625
Energuate Trust
5.875%, due 05/03/27	200,000	206,500
Global Aircraft Leasing Co. Ltd.
6.500%, due 09/15/24 (a)	55,000	57,406
Gran Tierra Energy International Holdings Ltd.
6.250%, due 02/15/25	400,000	360,500
Guanay Finance Ltd.
6.000%, due 12/15/20	224,502	225,624
Industrial Senior Trust
5.500%, due 11/01/22	100,000	104,594

	Par Value	Value
Latam Finance Ltd.
6.875%, due 04/11/24	$200,000	$211,000
7.000%, due 03/01/26 (a)	200,000	216,500
SPARC EM SPC Panama Metro Line 2 SP
0.000%, due 12/05/22 (a)	126,824	121,752
0.000%, due 12/05/22	126,824	121,751
Tecnoglass, Inc.
8.200%, due 01/31/22	200,000	215,000
Transocean Guardian Ltd.
5.875%, due 01/15/24 (a)	13,350	13,650
Transocean Poseidon Ltd.
6.875%, due 02/01/27 (a)	75,000	79,313
Transocean, Inc.
7.250%, due 11/01/25 (a)	30,000	29,400
		3,022,126
Chile — 0.9%
AES Gener SA
7.125%, due 03/26/2079 (5 Year USD Swap Rate + 4.644%) (a)(d)	400,000	420,500
7.125%, due 03/26/2079 (5 Year USD Swap Rate + 4.644%) (d)	200,000	210,250
Colbun SA
3.950%, due 10/11/27	200,000	207,884
Empresa Electrica Angamos SA
4.875%, due 05/25/29	165,200	170,281
Empresa Electrica Guacolda SA
4.560%, due 04/30/25	400,000	365,248
Empresa Nacional de Telecomunicaciones SA
4.750%, due 08/01/26	400,000	424,000
Engie Energia Chile SA
4.500%, due 01/29/25	200,000	211,536
GNL Quintero SA
4.634%, due 07/31/29	200,000	212,417

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

		Par Value	Value
FOREIGN BONDS — 23.2% (Continued)
Chile — 0.9% (Continued)
Inversiones CMPC SA
4.750%, due 09/15/24		$200,000	$212,270
Sociedad Quimica y Minera de Chile SA
4.375%, due 01/28/25		200,000	209,990
			2,644,376
Colombia — 0.8%
Banco Bilbao Vizcaya Argentaria Colombia SA
4.875%, due 04/21/25		200,000	214,656
Bancolombia SA
4.875%, due 10/18/27 (5 Year CMT Rate + 2.929%) (d)		200,000	204,000
4.625%, due 12/18/29 (5 Year CMT Rate + 2.944%) (d)		200,000	203,250
Colombia Telecomunicaciones SA ESP
8.500%, due 12/29/49 (5 Year USD Swap Rate + 6.958%) (d)		200,000	202,250
Colombian TES
11.000%, due 07/24/20	COP	565,100,000	178,291
7.000%, due 05/04/22	COP	1,855,000,000	588,694
10.000%, due 07/24/24	COP	1,187,000,000	427,915
Fideicomiso PA Pacifico Tres
8.250%, due 01/15/35		$200,000	229,000
			2,248,056
Dominican Republic — 0.2%
Banco de Reservas de la Republica Dominicana
7.000%, due 02/01/23		300,000	314,250
Dominican Republic International Bond
6.400%, due 06/05/49 (a)		150,000	164,437
			478,687

		Par Value	Value
Finland — 0.1%
Finland Government Bond
0.500%, due 09/15/28 (a)	EUR	195,000	$228,394

Germany — 0.3%
Kreditanstalt fuer Wiederaufbau
6.000%, due 08/20/20	AUD	240,000	173,589
0.375%, due 03/15/23	EUR	150,000	172,220
2.125%, due 08/15/23	EUR	260,000	317,774
0.000%, due 09/15/23	EUR	80,000	90,854
			754,437
Hungary — 0.1%
Hungary Government International Bond
6.375%, due 03/29/21		$290,000	305,955

India — 0.4%
Adani Green Energy UP Ltd.
6.250%, due 12/10/24 (a)		200,000	215,000
Adani Ports & Special Economic Zone Ltd.
3.950%, due 01/19/22		200,000	204,376
Bharat Petroleum Corp Ltd.
4.000%, due 05/08/25		300,000	307,806
Indian Oil Corp Ltd.
5.750%, due 08/01/23		300,000	326,388
NTPC Ltd.
7.250%, due 05/03/22	INR	20,000,000	276,793
			1,330,363
Indonesia — 1.6%
Indonesia Government International Bond
2.625%, due 06/14/23 (a)	EUR	150,000	180,207
2.150%, due 07/18/24 (a)	EUR	150,000	178,761

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

		Par Value	Value
FOREIGN BONDS — 23.2% (Continued)
Indonesia — 1.6% (Continued)
Indonesia Treasury Bond
8.250%, due 07/15/21	IDR	402,000,000	$29,991
5.625%, due 05/15/23	IDR	395,000,000	27,844
8.375%, due 03/15/24	IDR	2,879,000,000	221,340
6.500%, due 06/15/25	IDR	1,482,000,000	107,458
8.375%, due 09/15/26	IDR	1,606,000,000	124,165
7.000%, due 05/15/27	IDR	3,499,000,000	252,019
6.125%, due 05/15/28	IDR	4,089,000,000	277,401
9.000%, due 03/15/29	IDR	1,457,000,000	117,599
8.250%, due 05/15/29	IDR	283,000,000	22,031
7.000%, due 09/15/30	IDR	3,142,000,000	225,129
8.750%, due 05/15/31	IDR	3,000,000,000	239,654
6.625%, due 05/15/33	IDR	419,000,000	27,788
7.500%, due 06/15/35	IDR	1,015,000,000	73,267
7.500%, due 05/15/38	IDR	1,447,000,000	102,877
8.375%, due 04/15/39	IDR	4,932,000,000	378,360
International Bank for Reconstruction & Development
7.450%, due 08/20/21	IDR	2,760,000,000	203,452
Jasa Marga Persero Tbk PT
7.500%, due 12/11/20 (a)	IDR	1,500,000,000	106,105
Pelabuhan Indonesia II PT
4.250%, due 05/05/25 (a)		$200,000	212,000
Pertamina Persero PT
4.300%, due 05/20/23 (a)		200,000	210,750
4.300%, due 05/20/23		200,000	210,750
Perusahaan Listrik Negara PT
4.125%, due 05/15/27 (a)		250,000	263,437
Perusahaan Penerbit SBSN Indonesia III
3.750%, due 03/01/23		600,000	623,250
4.150%, due 03/29/27 (a)		400,000	430,000
			4,845,635

		Par Value	Value
Ireland — 0.8%
C&W Senior Financing DAC
6.875%, due 09/15/27		$800,000	$853,000
Ireland Government Bond
3.900%, due 03/20/23	EUR	400,000	510,824
3.400%, due 03/18/24	EUR	550,000	714,291
LCPR Senior Secured Financing DAC
6.750%, due 10/15/27 (a)		$255,000	271,575
			2,349,690
Isle Of Man — 0.1%
Gohl Capital Ltd.
4.250%, due 01/24/27		200,000	209,216

Israel — 0.3%
Delek & Avner Tamar Bond Ltd.
5.082%, due 12/30/23 (a)		100,000	103,727
5.412%, due 12/30/25 (a)		100,000	104,898
Israel Electric Corp Ltd.
6.875%, due 06/21/23 (a)		200,000	227,566
5.000%, due 11/12/24 (a)		400,000	440,060
			876,251
Japan — 0.4%
Japan Government Five Year Bond
0.100%, due 12/20/23	JPY	99,800,000	927,165
Mitsubishi UFJ Financial Group, Inc.
2.647%, due 03/02/23 (3 Month U.S. LIBOR + 0.740%) (d)		$115,000	115,281
Sony Corp.
0.000%, due 09/30/22	JPY	20,000,000	274,642
			1,317,088
Jersey — 0.0% (f)
Walnut Bidco PLC
6.750%, due 08/01/24 (a)	EUR	105,000	125,787

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

		Par Value	Value
FOREIGN BONDS — 23.2% (Continued)
Liberia — 0.0% (f)
Royal Caribbean Cruises Ltd.
3.700%, due 03/15/28		$65,000	$67,194

Luxembourg — 1.5%
Allergan Funding SCS
1.250%, due 06/01/24	EUR	100,000	116,830
2.625%, due 11/15/28	EUR	100,000	129,059
Altice Financing SA
7.500%, due 05/15/26 (a)		$200,000	215,000
Becton Dickinson Euro Finance Sarl
1.208%, due 06/04/26	EUR	145,000	166,551
Camelot Finance SA
4.500%, due 11/01/26 (a)		$70,000	71,837
CSN Resources SA
7.625%, due 04/17/26 (a)		200,000	212,750
DH Europe Finance II Sarl
0.450%, due 03/18/28	EUR	310,000	343,382
European Financial Stability Facility
0.500%, due 01/20/23	EUR	150,000	172,554
1.875%, due 05/23/23	EUR	185,000	223,021
0.125%, due 10/17/23	EUR	280,000	319,106
European Investment Bank
1.500%, due 05/12/22	NOK	1,920,000	217,863
Gilex Holding Sarl
8.500%, due 05/02/23 (a)		$150,000	161,625
8.500%, due 05/02/23		150,000	161,625
Intelsat Jackson Holdings SA
8.500%, due 10/15/24 (a)		75,000	68,437
Millicom International Cellular SA
6.625%, due 10/15/26 (a)		200,000	218,750

		Par Value	Value
5.125%, due 01/15/28		$200,000	$208,250
Minerva Luxembourg SA
6.500%, due 09/20/26		600,000	636,966
5.875%, due 01/19/28		200,000	210,000
Swiss Insured Brazil Power Finance Sarl
9.850%, due 07/16/32 (a)	BRL	1,490,000	430,588
Telecom Italia Capital SA
6.375%, due 11/15/33		$25,000	27,688
			4,311,882
Malaysia — 0.6%
Malayan Banking Bhd
2.704%, due 08/16/24 (3 Month U.S. LIBOR + 0.800%) (d)		200,000	199,996
Malaysia Government Bond
4.160%, due 07/15/21	MYR	1,045,000	259,841
3.620%, due 11/30/21	MYR	400,000	98,857
4.059%, due 09/30/24	MYR	1,375,000	348,344
3.882%, due 03/14/25	MYR	430,000	108,313
3.899%, due 11/16/27	MYR	600,000	151,960
3.733%, due 06/15/28	MYR	400,000	100,253
3.844%, due 04/15/33	MYR	980,000	243,815
4.642%, due 11/07/33	MYR	475,000	128,175
3.828%, due 07/05/34	MYR	360,000	90,079
			1,729,633
Mauritius — 0.2%
Network i2i Ltd.
5.650%, due 10/15/2168 (5 Year CMT Rate + 4.277%) (a)(d)		$200,000	197,750
UPL Corp Ltd.
3.250%, due 10/13/21		200,000	200,848
4.500%, due 03/08/28		200,000	202,694
			601,292
Mexico — 1.3%
Banco Actinver SA
9.500%, due 12/18/34 (a)	MXN	3,000,000	156,152

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
FOREIGN BONDS — 23.2% (Continued)
Mexico — 1.3% (Continued)
Banco Mercantil del Norte SA
6.875%, due 01/06/2167 (5 Year CMT Rate + 5.035%) (d)	$400,000	$417,000
7.625%, due 01/06/2167 (10 Year CMT Rate + 5.353%) (d)	400,000	424,444
BBVA Bancomer SA
5.125%, due 01/18/33 (5 Year CMT Rate + 2.650%) (d)	700,000	702,625
Cometa Energia SA de C.V.
6.375%, due 04/24/35	581,400	626,720
Credito Real S.A.B. de C.V.
9.125%, due 05/29/2163 (5 Year CMT Rate + 7.026%) (d)	200,000	211,000
Docuformas S.A.P.I. de C.V.
10.250%, due 07/24/24 (a)	200,000	202,750
Grupo Bimbo S.A.B. de C.V.
5.950%, due 01/17/2168 (5 Year CMT Rate + 3.280%) (d)	200,000	212,500
Mexico Generadora de Energia S.A. de R.L.
5.500%, due 12/06/32	164,064	178,361
Unifin Financiera S.A.B. de C.V.
8.875%, due 07/29/25 (5 Year CMT Rate + 6.308%) (d)	800,000	737,000
		3,868,552

		Par Value	Value
Mongolia — 0.3%
Ardagh Packaging Finance PLC
5.250%, due 08/15/27 (a)		$200,000	$209,750
JBS USA LUX SA
6.750%, due 02/15/28 (a)		104,000	114,660
JBS USA LUX SA
6.500%, due 04/15/29 (a)		45,000	49,950
NXP BV
3.875%, due 06/18/26 (a)		340,000	359,550
Panther BF Aggregator 2 LP
6.250%, due 05/15/26 (a)		45,000	48,600
			782,510
Netherlands — 1.3%
AES Andres BV
7.950%, due 05/11/26 (a)		500,000	532,500
BMW Finance NV
1.000%, due 11/14/24	EUR	75,000	87,343
BNG Bank NV
0.250%, due 02/22/23	EUR	150,000	171,087
0.250%, due 06/07/24	EUR	120,000	137,476
Greenko Dutch BV
5.250%, due 07/24/24 (a)		$200,000	203,250
Minejesa Capital BV
4.625%, due 08/10/30		400,000	414,252
5.625%, due 08/10/37		200,000	217,560
Petrobras Global Finance BV
5.999%, due 01/27/28		110,000	125,538
5.750%, due 02/01/29		290,000	326,250
5.093%, due 01/15/30 (a)		442,000	475,150
6.900%, due 03/19/49		195,000	229,125
Syngenta Finance NV
5.676%, due 04/24/48		600,000	622,578

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

		Par Value	Value
FOREIGN BONDS — 23.2% (Continued)
Netherlands — 1.3% (Continued)
VTR Finance BV
6.875%, due 01/15/24		$600,000	$611,250
			4,153,359
New Zealand — 0.3%
International Bank for Reconstruction & Development
3.500%, due 01/22/21	NZD	150,000	103,126
4.625%, due 10/06/21	NZD	270,000	191,545
3.375%, due 01/25/22	NZD	370,000	258,214
Nordic Investment Bank
4.125%, due 03/19/20	NZD	240,000	162,440
1.500%, due 01/24/22	NOK	1,000,000	113,267
			828,592
Norway — 0.6%
Aker BP ASA
4.750%, due 06/15/24 (a)		$155,000	161,394
Nordea Eiendomskreditt AS
2.170%, due 06/21/23 (3 Month NIBOR + 0.300%) (d)	NOK	1,000,000	114,257
2.210%, due 06/19/24 (3 Month NIBOR + 0.340%) (d)	NOK	1,000,000	114,269
Norway Government Bond
3.750%, due 05/25/21 (a)	NOK	7,180,000	844,985
2.000%, due 05/24/23 (a)	NOK	3,600,000	417,928
			1,652,833
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA
5.625%, due 05/18/36		$200,000	235,250
Cable Onda SA
4.500%, due 01/30/30 (a)		200,000	211,000

		Par Value	Value
Empresa de Transmision Electrica SA
5.125%, due 05/02/49 (a)		$200,000	$229,000
			675,250
Paraguay — 0.1%
Telefonica Celular del Paraguay SA
5.875%, due 04/15/27 (a)		200,000	206,717

Peru — 0.3%
Orazul Energy Egenor SCA
5.625%, due 04/28/27		200,000	205,814
Peru Government Bond
6.150%, due 08/12/32 (a)	PEN	526,000	180,888
6.850%, due 02/12/42	PEN	525,000	191,399
Petroleos del Peru SA
5.625%, due 06/19/47 (a)		$200,000	232,042
Scotiabank Peru SAA
4.500%, due 12/13/27 (3 Month U.S. LIBOR + 3.856%) (d)		80,000	82,813
			892,956
Philippines — 0.8%
BDO Unibank, Inc.
2.950%, due 03/06/23		300,000	303,813
Philippine Government Bond
3.375%, due 08/20/20	PHP	1,390,000	27,391
3.500%, due 03/20/21	PHP	6,900,000	135,833
6.500%, due 04/28/21	PHP	8,830,000	180,455
5.500%, due 03/08/23	PHP	4,250,000	88,009
3.500%, due 04/21/23	PHP	10,820,000	211,283
6.250%, due 03/12/24	PHP	7,090,000	152,793
8.000%, due 07/19/31	PHP	11,320,000	291,319
Philippine Government International Bond
4.950%, due 01/15/21	PHP	10,000,000	198,912
0.875%, due 05/17/27	EUR	285,000	325,242
6.250%, due 01/14/36	PHP	15,000,000	357,794

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

		Par Value	Value
FOREIGN BONDS — 23.2% (Continued)
Philippines — 0.8% (Continued)
Union Bank of the Philippines
3.369%, due 11/29/22		$200,000	$204,618
			2,477,462
Portugal — 0.4%
Portugal Government International Bond
5.125%, due 10/15/24 (a)		345,000	386,831
Portugal Obrigacoes do Tesouro OT
3.850%, due 04/15/21 (a)	EUR	385,000	456,174
2.125%, due 10/17/28 (a)	EUR	370,000	476,912
			1,319,917
Puerto Rico — 0.1%
Popular, Inc.
6.125%, due 09/14/23		$290,000	313,450

Qatar — 0.1%
Qatar Government International Bond
4.000%, due 03/14/29 (a)		200,000	223,128

Saudi Arabia — 0.3%
Saudi Arabian Oil Co.
3.500%, due 04/16/29 (a)		400,000	413,060
4.250%, due 04/16/39 (a)		200,000	214,186
4.375%, due 04/16/49 (a)		200,000	218,134
			845,380
Singapore — 1.3%
BOC Aviation Ltd.
2.750%, due 09/18/22 (a)		200,000	200,560
DBS Group Holdings Ltd.
3.600%, due 12/29/49 (5 Year USD Swap Rate + 2.390%) (d)		500,000	499,330

		Par Value	Value
Indika Energy Capital III Ltd.
5.875%, due 11/09/24 (a)		$200,000	$194,250
LLPL Capital Ltd.
6.875%, due 02/04/39 (a)		296,460	345,005
Medco Oak Tree Ltd.
7.375%, due 05/14/26 (a)		220,000	224,950
ONGC Videsh Vankorneft Ltd.
3.750%, due 07/27/26		500,000	512,820
Singapore Government Bond
3.250%, due 09/01/20	SGD	1,075,000	808,046
1.750%, due 04/01/22	SGD	450,000	336,191
United Overseas Bank Ltd.
3.875%, due 10/19/2167 (5 Year USD Swap Rate + 1.794%) (d)		$700,000	711,690
			3,832,842
Spain — 0.2%
AI Candelaria Spain SLU
7.500%, due 12/15/28 (a)		250,000	280,312
7.500%, due 12/15/28		250,000	280,313
			560,625
Sweden — 0.1%
Sweden Government International Bond
0.125%, due 04/24/23 (a)	EUR	325,000	370,464

Thailand — 0.1%
Export Import Bank of Thailand
2.760%, due 05/23/24 (3 Month U.S. LIBOR + 0.850%) (d)		$200,000	200,498

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
FOREIGN BONDS — 23.2% (Continued)
United Kingdom — 0.0% (f)
Connect Finco SARL
6.750%, due 10/01/26 (a)	$80,000	$84,600
Total Foreign Bonds (Cost $66,710,501)		69,085,046

BANK LOANS — 5.2% (d)
1011778 BC ULC
3.549%, due 11/13/26 (1 Month U.S. LIBOR + 1.750%)	685,615	687,240
Access CIG LLC
5.513%, due 02/27/25 (1 Month U.S. LIBOR + 3.500%)	44,886	44,923
Acrisure LLC
6.195%, due 11/22/23 (3 Month U.S. LIBOR + 4.250%)	136,733	137,332
Albertson’s LLC
4.549%, due 11/17/25 (1 Month U.S. LIBOR + 2.750%)	28,336	28,627
Aldevron LLC
6.195%, due 10/13/26 (3 Month U.S. LIBOR + 4.250%)	140,000	141,750
Aleris International, Inc.
6.549%, due 02/27/23 (1 Month U.S. LIBOR + 4.750%)	105,910	106,174
AlixPartners LLP
4.549%, due 04/04/24 (1 Month U.S. LIBOR + 2.750%)	297,331	299,491
Allied Universal Holdco LLC
6.049%, due 07/10/26 (1 Month U.S. LIBOR + 4.250%)	109,189	109,985
6.055%, due 07/10/26 (1 Month U.S. LIBOR + 4.250%)	10,811	10,890

	Par Value	Value
Alterra Mountain Co.
4.549%, due 09/30/24 (1 Month U.S. LIBOR + 2.750%)	$164,710	$166,357
American Airlines, Inc.
3.740%, due 12/14/23 (1 Month U.S. LIBOR + 2.000%)	220,363	221,435
American Tire Distributors, Inc.
9.299%, due 09/01/21 (1 Month U.S. LIBOR + 7.500%)	30,465	27,342
Applied Systems, Inc.
5.195%, due 09/19/24 (3 Month U.S. LIBOR + 3.250%)	65,666	65,989
Ascend Learning LLC
4.799%, due 07/29/24 (1 Month U.S. LIBOR + 3.000%)	109,440	110,295
AssuredPartners, Inc.
5.299%, due 10/22/24 (1 Month U.S. LIBOR + 3.500%)	167,647	168,422
Auris Luxembourg III Sarl
5.549%, due 07/25/25 (1 Month U.S. LIBOR + 3.750%)	178,650	179,842
Avaya, Inc.
5.990%, due 12/16/24 (1 Month U.S. LIBOR + 4.250%)	40,000	39,370
Bausch Health Americas, Inc.
4.490%, due 11/27/25 (1 Month U.S. LIBOR + 2.750%)	114,750	115,503
Berry Global, Inc.
4.215%, due 07/01/26 (1 Month U.S. LIBOR + 2.500%)	498,747	499,840
4.215%, due 07/01/26 (1 Month U.S. LIBOR + 2.500%)	159,200	159,549

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
BANK LOANS — 5.2% (d) (Continued)
BJ’s Wholesale Club, Inc.
4.491%, due 02/02/24 (1 Month U.S. LIBOR + 2.750%)	$94,555	$95,323
Blackhawk Network Holdings, Inc.
4.799%, due 06/16/25 (1 Month U.S. LIBOR + 3.000%)	109,627	109,833
Blackstone CQP Holdco LP
5.408%, due 09/30/24 (3 Month U.S. LIBOR + 3.500%)	119,400	120,193
Buckeye Partners LP
4.441%, due 11/30/26 (1 Month U.S. LIBOR + 2.750%)	75,000	75,771
Caesars Resort Collection LLC
4.549%, due 12/23/24 (1 Month U.S. LIBOR + 2.750%)	174,555	175,119
Calpine Corporation T/L B9
4.200%, due 04/06/26 (3 Month U.S. LIBOR + 2.250%)	298,500	300,664
Canyon Valor Companies, Inc.
4.549%, due 06/16/23 (1 Month U.S. LIBOR + 2.750%)	218,907	219,660
Capri Acquisitions Bidco Ltd.
4.927%, due 11/01/24 (3 Month U.S. LIBOR + 3.000%)	230,181	228,426
Catalent Pharma Solutions, Inc.
4.049%, due 05/18/26 (1 Month U.S. LIBOR + 2.250%)	113,100	113,736

	Par Value	Value
Cengage Learning, Inc.
6.049%, due 06/07/23 (3 Month U.S. LIBOR + 2.000%)	$44,884	$43,036
CenturyLink, Inc.
4.549%, due 01/31/25 (1 Month U.S. LIBOR + 2.750%)	497,462	500,260
4.549%, due 01/31/25 (1 Month U.S. LIBOR + 2.750%)	139,760	140,547
Change Healthcare Holdings LLC
4.299%, due 03/01/24 (1 Month U.S. LIBOR + 2.500%)	33,595	33,763
4.299%, due 03/01/24 (1 Month U.S. LIBOR + 2.500%)	33,130	33,295
4.299%, due 03/01/24 (1 Month U.S. LIBOR + 2.500%)	21,552	21,660
4.299%, due 03/01/24 (1 Month U.S. LIBOR + 2.500%)	17,557	17,645
Charter Communications Operating LLC
3.550%, due 02/01/27 (1 Month U.S. LIBOR + 1.750%)	497,484	501,218
CHG Healthcare Services, Inc.
4.799%, due 06/07/23 (1 Month U.S. LIBOR + 3.000%)	64,403	64,926
Clear Channel Outdoor Holdings, Inc.
5.299%, due 08/07/26 (1 Month U.S. LIBOR + 3.500%)	9,975	10,047
Cornerstone Building Brands, Inc.
5.486%, due 04/12/25 (1 Month U.S. LIBOR + 3.750%)	58,325	58,380

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
BANK LOANS — 5.2% (d) (Continued)
CSC Holdings LLC
4.240%, due 04/15/27 (1 Month U.S. LIBOR + 2.500%)	$154,613	$155,546
Cvent, Inc.
5.549%, due 11/29/23 (1 Month U.S. LIBOR + 3.750%)	114,514	114,600
Dcert Buyer, Inc.
5.799%, due 10/16/26 (1 Month U.S. LIBOR + 4.000%)	90,000	90,450
Deerfield Dakota Holding LLC
5.049%, due 02/13/25 (3 Month U.S. LIBOR + 3.250%)	44,886	44,842
Dell International LLC
3.800%, due 09/19/25 (1 Month U.S. LIBOR + 2.000%)	482,234	486,214
3.800%, due 09/19/25 (1 Month U.S. LIBOR + 2.000%)	90,000	90,743
Diamond BC B.V.
4.927%, due 09/06/24 (3 Month U.S. LIBOR + 3.000%)	39,898	39,190
Edgewater Generation LLC
5.549%, due 12/12/25 (1 Month U.S. LIBOR + 3.750%)	22,099	21,257
EG Finco Ltd.
5.961%, due 02/07/25 (3 Month U.S. LIBOR + 4.000%)	83,513	83,348
Envision Healthcare Corp.
5.549%, due 10/10/25 (1 Month U.S. LIBOR + 3.750%)	44,480	38,160
Equinox Holdings, Inc.
4.799%, due 03/08/24 (1 Month U.S. LIBOR + 3.000%)	217,431	218,635

	Par Value	Value
EW Scripps Co.
4.299%, due 05/01/26 (1 Month U.S. LIBOR + 2.500%)	$89,326	$89,815
Filtration Group Corp.
4.799%, due 03/31/25 (1 Month U.S. LIBOR + 3.000%)	218,640	219,826
Finastra USA, Inc.
5.696%, due 06/13/24 (6 Month U.S. LIBOR + 3.500%)	156,139	155,380
5.696%, due 06/13/24 (6 Month U.S. LIBOR + 3.500%)	31,896	31,741
5.696%, due 06/13/24 (6 Month U.S. LIBOR + 3.500%)	29,026	28,885
Flex Acquisition Company, Inc.
4.905%, due 12/29/23 (3 Month U.S. LIBOR + 3.000%)	54,683	54,376
Forest City Enterprises LP
5.299%, due 12/08/25 (1 Month U.S. LIBOR + 3.500%)	118,800	119,617
Genesee & Wyoming, Inc.
3.906%, due 11/06/26 (3 Month U.S. LIBOR + 2.000%)	80,000	80,871
Gentiva Health Services, Inc.
5.563%, due 07/02/25 (1 Month U.S. LIBOR + 3.750%)	217,640	219,069
GOBP Holdings, Inc.
5.240%, due 10/22/25 (1 Month U.S. LIBOR + 3.500%)	101,559	102,998
GrafTech Finance, Inc.
5.299%, due 02/12/25 (3 Month U.S. LIBOR + 3.500%)	49,018	48,957

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
BANK LOANS — 5.2% (d) (Continued)
Greeneden US Holdings II LLC
5.049%, due 02/01/23 (1 Month U.S. LIBOR + 3.250%)	$96,428	$96,880
5.049%, due 02/01/23 (1 Month U.S. LIBOR + 3.250%)	41,326	41,520
H-Food Holdings LLC
5.487%, due 05/17/25 (3 Month U.S. LIBOR + 3.688%)	24,937	24,762
Hyland Software, Inc.
5.299%, due 07/01/24 (1 Month U.S. LIBOR + 3.500%)	299,687	301,817
Informatica LLC
5.049%, due 08/05/22 (1 Month U.S. LIBOR + 3.250%)	113,738	114,367
Intelsat Jackson Holdings SA
5.682%, due 11/30/23 (6 Month U.S. LIBOR + 3.750%)	115,382	115,783
ION Trading Finance Ltd.
6.064%, due 11/21/24 (3 Month U.S. LIBOR + 4.000%)	24,936	23,939
IRB Holding Corp.
5.216%, due 02/05/25 (3 Month U.S. LIBOR + 3.250%)	154,081	155,269
Iron Mountain, Inc.
3.549%, due 01/02/26 (1 Month U.S. LIBOR + 1.750%)	69,646	69,580
JBS USA LUX SA
3.799%, due 05/29/26 (1 Month U.S. LIBOR + 2.000%)	148,875	150,426
Kestrel Bidco, Inc.
4.718%, due 08/07/26 (1 Month U.S. LIBOR + 3.000%)	105,000	106,078

	Par Value	Value
Kronos, Inc.
4.909%, due 11/01/23 (3 Month U.S. LIBOR + 3.000%)	$59,856	$60,240
Level 3 Financing, Inc.
3.549%, due 03/01/27 (1 Month U.S. LIBOR + 1.750%)	337,328	338,910
Life Time, Inc.
4.659%, due 06/10/22 (3 Month U.S. LIBOR + 2.750%)	59,371	59,622
Lower Cadence Holdings LLC
5.799%, due 05/22/26 (1 Month U.S. LIBOR + 4.000%)	113,991	113,065
Mavis Tire Express Services Corp.
5.049%, due 02/20/25 (1 Month U.S. LIBOR + 3.250%)	35,396	34,600
5.049%, due 03/20/25 (1 Month U.S. LIBOR + 3.250%)	4,511	4,409
Messer Industries USA, Inc.
4.445%, due 10/01/25 (3 Month U.S. LIBOR + 2.500%)	19,326	19,456
Mitchell International, Inc.
5.049%, due 11/29/24 (1 Month U.S. LIBOR + 3.250%)	54,860	54,526
MLN US Holdco LLC
6.191%, due 07/11/25 (1 Month U.S. LIBOR + 4.500%)	24,937	23,669
MPH Acquisition Holdings LLC
4.695%, due 06/07/23 (3 Month U.S. LIBOR + 2.750%)	48,134	47,575

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
BANK LOANS — 5.2% (d) (Continued)
Nexstar Broadcasting, Inc.
4.452%, due 06/19/26 (1 Month U.S. LIBOR + 2.750%)	$215,000	$216,503
Option Care Health, Inc.
6.299%, due 05/22/26 (1 Month U.S. LIBOR + 4.500%)	105,000	104,716
Panther BF Aggregator 2 LP
5.305%, due 04/30/26 (3 Month U.S. LIBOR + 3.500%)	498,750	501,401
5.305%, due 04/30/26 (3 Month U.S. LIBOR + 3.500%)	41,012	41,230
PetSmart, Inc.
5.740%, due 03/10/22 (1 Month U.S. LIBOR + 4.000%)	65,000	64,435
Project Alpha Intermediate Holding, Inc.
5.490%, due 04/26/24 (6 Month U.S. LIBOR + 3.500%)	117,123	117,563
Radiology Partners, Inc.
6.618%, due 07/09/25 (12 Month U.S. LIBOR + 4.750%)	56,829	57,208
6.710%, due 07/09/25 (6 Month U.S. LIBOR + 4.750%)	48,725	49,050
Refinitiv US Holdings, Inc.
5.049%, due 10/01/25 (1 Month U.S. LIBOR + 3.250%)	116,940	118,080
RentPath LLC
6.660%, due 12/17/21 (3 Month U.S. LIBOR + 4.750%)	53,705	29,904

	Par Value	Value
Science Applications International Corp.
3.549%, due 11/05/25 (1 Month U.S. LIBOR + 1.750%)	$123,750	$124,311
Scientific Games International, Inc.
4.452%, due 08/14/24 (1 Month U.S. LIBOR + 2.750%)	47,946	48,142
4.549%, due 08/14/24 (1 Month U.S. LIBOR + 2.750%)	11,618	11,666
Securus Technologies Holdings LLC
6.299%, due 06/20/24 (1 Month U.S. LIBOR + 4.500%)	68,752	51,517
Sedgwick Claims Management Services, Inc.
5.799%, due 08/07/26 (1 Month U.S. LIBOR + 4.000%)	29,850	30,161
SolarWinds Holdings, Inc.
4.549%, due 02/05/24 (1 Month U.S. LIBOR + 2.750%)	210,306	211,968
Solera LLC
4.549%, due 03/03/23 (1 Month U.S. LIBOR + 2.750%)	215,184	215,874
Sophia LP
5.195%, due 09/30/22 (3 Month U.S. LIBOR + 3.250%)	215,621	216,392
Sotera Health Holdings LLC
6.289%, due 11/20/26 (3 Month U.S. LIBOR + 4.500%)	85,000	85,452
Sprint Communications, Inc.
4.813%, due 02/02/24 (1 Month U.S. LIBOR + 3.000%)	497,484	496,136

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Par Value	Value
BANK LOANS — 5.2% (d) (Continued)
Starfruit US Holdco LLC
4.960%, due 10/01/25 (1 Month U.S. LIBOR + 3.250%)	$75,296	$75,453
4.960%, due 10/01/25 (1 Month U.S. LIBOR + 3.250%)	14,642	14,672
The Edelman Financial Center LLC
5.035%, due 07/21/25 (1 Month U.S. LIBOR + 3.250%)	74,337	74,887
TKC Holdings, Inc.
5.550%, due 02/01/23 (1 Month U.S. LIBOR + 3.750%)	293,097	273,313
TransDigm, Inc.
4.299%, due 06/09/23 (1 Month U.S. LIBOR + 2.500%)	185,465	186,373
Travelport Finance Luxembourg Sarl
6.945%, due 03/18/26 (3 Month U.S. LIBOR + 5.000%)	34,913	32,748
Uber Technologies, Inc.
5.658%, due 03/26/25 (3 Month U.S. LIBOR + 4.000%)	64,835	64,905
UFC Holdings LLC
5.050%, due 04/30/26 (1 Month U.S. LIBOR + 3.250%)	79,385	80,019
US Foods, Inc.
3.799%, due 09/14/26 (1 Month U.S. LIBOR + 2.000%)	214,463	215,703
Verscend Holding Corp.
6.299%, due 08/27/25 (1 Month U.S. LIBOR + 4.500%)	179,341	180,984
Vertafore, Inc.
5.049%, due 06/04/25 (1 Month U.S. LIBOR + 3.250%)	117,805	116,700

	Par Value	Value
VICI Properties 1 LLC
3.785%, due 12/20/24 (1 Month U.S. LIBOR + 2.000%)	$215,000	$216,313
Virgin Media Bristol LLC
4.176%, due 01/31/28 (1 Month U.S. LIBOR + 2.500%)	210,945	212,541
VVC Holding Corp.
6.401%, due 02/11/26 (3 Month U.S. LIBOR + 4.500%)	113,744	114,502
Web.com Group, Inc.
5.495%, due 10/10/25 (1 Month U.S. LIBOR + 3.750%)	35,728	35,749
WP CPP Holdings LLC
5.680%, due 04/30/25 (3 Month U.S. LIBOR + 3.750%)	110,000	109,174
Total Bank Loans (Cost $15,427,993)		15,470,616

	Shares
COMMON STOCKS — 0.3%
Financials — 0.2%
The Bank of New York Mellon Corp.	4,520	227,492
US Bancorp	4,531	268,643
		496,135
Industrials — 0.0% (f)
HC2 Holdings, Inc. (e)	10,600	23,002

Real Estate — 0.1%
Crown Castle International Corp. (e)	200	256,348
Total Common Stocks (Cost $740,857)		775,485

PREFERRED STOCKS — 1.2%
American Electric Power Co, Inc. CV, 6.125%	6,650	359,964
Becton Dickinson and Co. CV, 6.125%	6,600	432,036
Broadcom, Inc. CV, 8.000%	190	223,814

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

	Shares	Value
PREFERRED STOCKS — 1.2% (Continued)
Dominion Energy, Inc. CV, 7.250%	4,200	$449,358
DTE Energy Co. CV, 6.250%	5,500	281,930
Fortive Corp. CV, 5.000%	460	447,470
South Jersey Industries, Inc. CV, 7.250%	2,800	145,348
Stanley Black & Decker, Inc. CV, 5.250%	2,100	228,816
The Southern Co. CV, 6.750%	7,700	415,030
US Bancorp, 5.500%	6,900	189,198
US Bancorp, 3.500%	375	330,000
Wells Fargo & Co., 5.850%	7,300	199,947
Total Preferred Stocks (Cost $3,578,069)		3,702,911

	Contracts	Notional Amount
PURCHASED OTC OPTIONS — 0.0% (f)
Currency Call Options — 0.0% (f)
Japanese Yen, 2/26/2020 at 108.5 (b)	945,000	$945,000	7,385
Mexican Peso, 2/20/2020 at 21.25 (b)	1,170,000	1,170,000	206
Mexican Peso, 9/11/2020 at 22.50 (b)	1,200,000	1,200,000	4,462
		3,315,000	12,053
Currency Put Options — 0.0% (f)
Japanese Yen, 2/26/2020 at 97.00 (b)	1,417,500	1,417,500	161
Total Purchased Options (Cost $59,196)		4,732,500	12,214

	Shares	Value
AFFILIATED REGISTERED INVESTMENT COMPANIES — 4.2%
Voya Emerging Markets Hard Currency Debt Fund - Class P	352,485	$3,464,929
Voya Floating Rate Fund - Class P	949,060	9,006,580
Total Affiliated Registered Investment Companies (Cost $12,462,037)		12,471,509

	Principal Amount
SHORT-TERM INVESTMENT — 5.0%
Money Market Fund — 4.8%
First American Government Obligations Fund - Class X, 1.508% (g)(h)	$14,447,742	14,447,742

U.S. Treasury Bill — 0.2%
1.554%, due 09/10/20 (i)	490,000	484,752
Total Short-Term Investment (Cost $14,932,462)		14,932,494

Total Investments at Value — 99.2% (Cost $286,917,983)		$294,900,134

Other Assets in Excess of Liabilities — 0.8%		2,449,372

Net Assets — 100.0%		$297,349,506

CV	Convertible Security

(a)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of December 31, 2019, the value of these investments was $94,480,354, or 31.8% of total net assets.

(b)	Illiquid security. The total value of such securities is $2,436,920 as of December 31, 2019, representing 0.8% of net assets.
(c)	This security or a partial position of this security is on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $512,507 (Note 7).
(d)	Variable rate security. The rate listed is as of December 31, 2019.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2019

(e)	Non-income producing security.
(f)	Represents less than 0.1%
(g)	Rate listed is the 7-day effective yield as of December 31, 2019.
(h)	A portion of this security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2019 was $537,540 (Note 7).
(i)	Rate listed is yield to maturity based on purchase price.

CMT — Constant Maturity U.S. Treasury.

LIBOR — London Interbank Offered Rate.

EURIBOR — Euro Interbank Offered Rate.

NIBOR — Norwegian Interbank Offered Rate.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Columbian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
SGD	Singapore Dollar

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Futures Contracts	December 31, 2019

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
2-Year U.S. Treasury Note Future	65	03/31/2020	$14,007,500	$(1,346)
5-Year U.S. Treasury Note Future	314	03/31/2020	37,243,344	(118,001)
U.S. Treasury Long Bond Future	6	03/20/2020	935,437	(13,261)
Total Futures Contracts			$52,186,281	$(132,608)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Euro BTP Italian Government Bond Future	2	03/06/2020	$319,596	$604
10-Year U.S. Treasury Note Future	32	03/20/2020	4,109,500	8,730
Ultra 10-Year U.S. Treasury Bond Future	14	03/20/2020	1,969,844	7,956
Ultra Long-Term U.S. Treasury Bond Future	12	03/20/2020	2,179,875	67,386
Total Futures Contracts Sold Short			$8,578,815	$84,676

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Forward Foreign Currency Contracts	December 31, 2019

Counterparty	Settlement Date	Fund Receiving	Amount Of Currency To Be Received In Local Currency	Fund Delivering	Amount Of Currency To Be Delivered In Local Currency	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	2/12/2020	AUD	1,160,000	CAD	1,042,617	$11,857
Australia and New Zealand Banking Group Ltd.	2/12/2020	AUD	720,000	USD	495,446	10,360
Australia and New Zealand Banking Group Ltd.	2/12/2020	CAD	521,791	AUD	580,000	(5,553)
Australia and New Zealand Banking Group Ltd.	2/12/2020	CAD	1,215,397	NZD	1,446,250	(38,090)
Australia and New Zealand Banking Group Ltd.	2/12/2020	GBP	272,500	CAD	474,521	(4,096)
Australia and New Zealand Banking Group Ltd.	2/12/2020	NZD	320,623	AUD	299,617	5,496
Australia and New Zealand Banking Group Ltd.	2/12/2020	NZD	1,135,000	USD	743,515	21,051
Australia and New Zealand Banking Group Ltd.	2/12/2020	USD	2,070,453	AUD	3,024,991	(54,629)
Australia and New Zealand Banking Group Ltd.	2/12/2020	USD	1,052,555	NZD	1,635,120	(48,904)
Australia and New Zealand Banking Group Ltd.	2/12/2020	USD	1,861,380	SGD	2,564,395	(45,971)
Barclays Capital, Inc.	1/17/2020	AUD	1,026,691	USD	713,000	7,796
Barclays Capital, Inc.	1/17/2020	EUR	574,479	USD	639,000	6,092
Barclays Capital, Inc.	1/17/2020	JPY	109,457,917	USD	1,011,695	(3,326)
Barclays Capital, Inc.	1/17/2020	NZD	935,430	USD	624,000	5,886
Barclays Capital, Inc.	2/7/2020	USD	4,948	COP	16,491,043	(61)
Barclays Capital, Inc.	1/17/2020	USD	477,000	GBP	366,270	(8,407)
Barclays Capital, Inc.	2/7/2020	USD	370,958	PEN	1,241,432	(3,260)
Barclays Capital, Inc.	1/17/2020	USD	370,000	SEK	3,454,338	878
BMO Capital Markets	2/12/2020	CAD	460,682	USD	350,562	4,272
Brown Brothers Harriman & Co.	1/17/2020	AUD	1,377,272	USD	944,000	22,924
Brown Brothers Harriman & Co.	1/17/2020	CAD	1,529,473	USD	1,154,298	23,647
Brown Brothers Harriman & Co.	1/17/2020	CHF	933,040	USD	951,000	14,304
Brown Brothers Harriman & Co.	1/17/2020	EUR	639,077	USD	710,000	7,630
Brown Brothers Harriman & Co.	1/17/2020	GBP	962,146	USD	1,267,000	8,102
Brown Brothers Harriman & Co.	1/17/2020	NZD	583,092	USD	384,000	8,634
Brown Brothers Harriman & Co.	1/17/2020	SEK	8,821,870	USD	942,000	683
Brown Brothers Harriman & Co.	1/17/2020	USD	2,497,000	CAD	3,274,777	(25,115)
Brown Brothers Harriman & Co.	1/17/2020	USD	1,411,000	CHF	1,381,724	(18,504)
Brown Brothers Harriman & Co.	1/17/2020	USD	929,000	GBP	709,003	(10,619)
Brown Brothers Harriman & Co.	1/17/2020	USD	365,000	JPY	39,565,562	507
Brown Brothers Harriman & Co.	1/17/2020	USD	1,050,000	NOK	9,255,363	(4,313)
Brown Brothers Harriman & Co.	1/17/2020	USD	210,000	NZD	311,951	(57)

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Forward Foreign Currency Contracts (Continued)	December 31, 2019

Counterparty	Settlement Date	Fund Receiving	Amount Of Currency To Be Received In Local Currency	Fund Delivering	Amount Of Currency To Be Delivered In Local Currency	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	1/17/2020	USD	453,000	SEK	4,259,856	$(2,197)
CIBC, Toronto	2/12/2020	CAD	649,620	AUD	720,000	(5,446)
CIBC, Toronto	2/12/2020	USD	755,000	CAD	993,312	(10,083)
Citigroup	2/12/2020	AUD	1,675,000	JPY	122,506,903	46,470
Citigroup	2/12/2020	EUR	1,591,815	USD	1,771,964	18,419
Citigroup	1/17/2020	GBP	178,506	USD	236,000	568
Citigroup	2/12/2020	JPY	61,480,265	USD	575,000	(7,791)
Citigroup	2/12/2020	MXN	18,015,682	USD	909,506	37,092
Citigroup	2/7/2020	PLN	17,194	USD	4,481	51
Citigroup	2/12/2020	USD	397,062	AUD	580,000	(10,393)
Citigroup	2/12/2020	USD	615,580	BRL	2,528,422	(12,038)
Citigroup	2/12/2020	USD	1,536,340	EUR	1,372,886	(7,804)
Citigroup	2/12/2020	USD	1,115,442	GBP	853,505	(16,496)
Citigroup	2/12/2020	USD	576,667	JPY	62,245,400	2,399
Citigroup	2/12/2020	USD	1,043,057	MXN	20,544,642	(36,421)
Goldman Sachs Bank, USA	2/12/2020	AUD	468,774	EUR	288,750	4,548
Goldman Sachs Bank, USA	2/12/2020	AUD	933,192	USD	632,443	23,133
Goldman Sachs Bank, USA	2/12/2020	CAD	1,434,522	GBP	815,000	24,047
Goldman Sachs Bank, USA	2/12/2020	CAD	486,008	NZD	578,750	(15,521)
Goldman Sachs Bank, USA	2/12/2020	EUR	1,409,000	CAD	2,074,721	(13,260)
Goldman Sachs Bank, USA	2/12/2020	EUR	477,235	USD	530,829	5,937
Goldman Sachs Bank, USA	2/12/2020	GBP	515,614	EUR	575,000	37,092
Goldman Sachs Bank, USA	2/12/2020	GBP	290,000	USD	364,936	19,669
Goldman Sachs Bank, USA	2/12/2020	MXN	9,864,155	USD	500,723	17,568
Goldman Sachs Bank, USA	2/12/2020	NOK	7,844,035	CAD	1,155,000	3,999
Goldman Sachs Bank, USA	2/12/2020	NZD	1,445,000	CAD	1,214,494	37,943
Goldman Sachs Bank, USA	2/12/2020	SGD	1,094,317	USD	805,000	8,933
Goldman Sachs Bank, USA	2/12/2020	USD	1,081,092	EUR	967,091	(6,636)
Goldman Sachs Bank, USA	2/12/2020	USD	393,939	GBP	291,495	7,351
Goldman Sachs Bank, USA	2/12/2020	USD	384,359	MXN	7,567,853	(13,279)
HSBC Bank, USA	2/12/2020	AUD	706,384	USD	478,543	17,698
HSBC Bank, USA	2/12/2020	EUR	869,590	GBP	774,058	(48,509)
HSBC Bank, USA	2/12/2020	EUR	500,030	USD	556,261	6,144
HSBC Bank, USA	2/12/2020	GBP	1,140,000	USD	1,459,916	51,978
HSBC Bank, USA	2/12/2020	JPY	246,400,196	USD	2,316,667	(43,412)
HSBC Bank, USA	2/12/2020	USD	1,385,939	AUD	2,018,564	(32,121)
HSBC Bank, USA	2/12/2020	USD	529,995	CAD	705,365	(13,301)
HSBC Bank, USA	2/12/2020	USD	109,527	EUR	99,060	(1,890)
HSBC Bank, USA	2/12/2020	USD	1,233,110	GBP	959,243	(39,061)
HSBC Bank, USA	2/12/2020	USD	576,667	JPY	62,270,774	2,165
HSBC Bank, USA	2/12/2020	USD	711,470	NZD	1,085,000	(19,414)
HSBC Bank, USA	2/12/2020	USD	405,000	SGD	549,911	(4,014)

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Forward Foreign Currency Contracts (Continued)	December 31, 2019

Counterparty	Settlement Date	Fund Receiving	Amount Of Currency To Be Received In Local Currency	Fund Delivering	Amount Of Currency To Be Delivered In Local Currency	Unrealized Appreciation (Depreciation)
JPMChase, New York	2/12/2020	EUR	2,050,063	USD	2,282,168	$23,624
JPMChase, New York	2/12/2020	GBP	867,500	USD	1,116,053	34,445
JPMChase, New York	1/17/2020	SEK	27,569,832	USD	2,902,074	43,967
JPMChase, New York	2/7/2020	USD	606,720	BRL	2,443,702	(7)
JPMChase, New York	2/7/2020	USD	383,935	IDR	5,410,034,100	(4,381)
JPMChase, New York	2/12/2020	USD	133,660	EUR	120,000	(1,309)
JPMChase, New York	2/12/2020	USD	743,426	GBP	575,000	(19,152)
JPMChase, New York	2/12/2020	USD	288,750	NOK	2,643,848	(12,447)
Morgan Stanley Capital	2/12/2020	CAD	869,678	EUR	590,000	6,258
Morgan Stanley Capital	2/12/2020	CAD	287,500	NOK	1,944,052	(31)
Morgan Stanley Capital	2/12/2020	EUR	236,397	USD	262,589	3,297
Morgan Stanley Capital	2/12/2020	GBP	255,096	EUR	292,500	9,327
Morgan Stanley Capital	2/12/2020	MXN	4,118,887	USD	211,060	5,358
Morgan Stanley Capital	2/12/2020	USD	2,320,000	CAD	3,057,667	(35,122)
Morgan Stanley Capital	2/12/2020	USD	7,817,456	EUR	6,996,616	(51,925)
Morgan Stanley Capital	2/12/2020	USD	377,803	GBP	291,250	(8,459)
Morgan Stanley Capital	2/12/2020	USD	211,060	MXN	4,094,045	(4,053)
Morgan Stanley Capital	2/12/2020	USD	1,501,442	SGD	2,059,571	(30,430)
Morgan Stanley Capital	1/17/2020	AUD	316,134	USD	218,000	3,944
Morgan Stanley Capital	1/17/2020	CHF	1,566,558	USD	1,587,350	33,379
Morgan Stanley Capital	1/17/2020	EUR	266,011	USD	295,000	3,708
Morgan Stanley Capital	1/17/2020	SEK	5,958,178	USD	633,000	3,676
Morgan Stanley Capital	1/17/2020	USD	1,376,000	CHF	1,347,355	(17,946)
National Australia Bank	2/12/2020	AUD	135,000	USD	92,983	1,856
National Australia Bank	2/12/2020	NZD	870,000	CAD	722,117	29,855
National Australia Bank	2/12/2020	USD	615,043	NZD	958,373	(30,543)
Royal Bank of Canada, Toronto	2/12/2020	AUD	468,212	EUR	288,750	4,153
Royal Bank of Canada, Toronto	2/12/2020	CAD	477,611	GBP	272,500	6,477
Royal Bank of Canada, Toronto	2/12/2020	CAD	735,249	JPY	59,715,392	15,388
Royal Bank of Canada, Toronto	2/12/2020	CAD	993,112	USD	755,000	9,929
Royal Bank of Canada, Toronto	2/12/2020	EUR	351,000	CAD	517,837	(4,072)
Royal Bank of Canada, Toronto	2/12/2020	GBP	1,087,500	CAD	1,906,306	(26,036)
Royal Bank of Canada, Toronto	2/12/2020	GBP	1,165,000	USD	1,511,669	33,381
Royal Bank of Canada, Toronto	2/12/2020	NZD	352,750	AUD	329,710	5,997
Royal Bank of Canada, Toronto	2/12/2020	USD	3,170,431	CAD	4,169,549	(41,101)
Standard Chartered Securities N.A.	2/12/2020	EUR	577,500	AUD	931,863	(5,103)
Standard Chartered Securities N.A.	2/12/2020	GBP	940,000	USD	1,255,154	(8,504)
Standard Chartered Securities N.A.	2/12/2020	JPY	163,207,796	USD	1,515,000	(9,267)

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Forward Foreign Currency Contracts (Continued)	December 31, 2019

Counterparty	Settlement Date	Fund Receiving	Amount Of Currency To Be Received In Local Currency	Fund Delivering	Amount Of Currency To Be Delivered In Local Currency	Unrealized Appreciation (Depreciation)
Standard Chartered Securities N.A.	2/12/2020	SGD	117,148	USD	86,172	$961
Standard Chartered Securities N.A.	2/12/2020	USD	1,988,848	EUR	1,785,000	(18,819)
Standard Chartered Securities N.A.	2/12/2020	USD	753,447	GBP	581,250	(17,421)
Standard Chartered Securities N.A.	2/12/2020	USD	580,000	JPY	61,722,150	10,560
Standard Chartered Securities N.A.	2/12/2020	USD	400,000	SGD	552,092	(10,636)
State Street Bank, Boston	1/17/2020	AUD	649,176	USD	446,000	9,759
State Street Bank, Boston	2/12/2020	BRL	2,528,422	USD	611,216	16,401
State Street Bank, Boston	2/12/2020	CAD	1,724,188	EUR	1,170,000	12,081
State Street Bank, Boston	2/12/2020	CAD	867,500	NOK	5,851,960	1,502
State Street Bank, Boston	2/12/2020	CAD	245,537	NZD	290,000	(6,230)
State Street Bank, Boston	1/17/2020	CHF	1,753,037	USD	1,807,000	6,655
State Street Bank, Boston	1/17/2020	EUR	7,063,847	USD	7,871,000	61,104
State Street Bank, Boston	2/12/2020	EUR	365,000	GBP	316,448	(9,149)
State Street Bank, Boston	2/12/2020	EUR	382,519	USD	424,295	5,940
State Street Bank, Boston	1/17/2020	GBP	639,041	USD	839,000	7,901
State Street Bank, Boston	2/12/2020	GBP	670,394	USD	848,015	41,077
State Street Bank, Boston	1/17/2020	JPY	76,252,502	USD	701,000	1,468
State Street Bank, Boston	2/12/2020	JPY	122,162,796	USD	1,153,333	(26,276)
State Street Bank, Boston	2/12/2020	MXN	20,466,469	USD	1,030,280	45,090
State Street Bank, Boston	1/17/2020	NOK	23,498,514	USD	2,576,312	100,492
State Street Bank, Boston	1/17/2020	NZD	779,415	USD	510,747	14,084
State Street Bank, Boston	2/12/2020	NZD	817,666	USD	516,759	34,043
State Street Bank, Boston	1/17/2020	USD	2,158,578	AUD	3,132,946	(40,928)
State Street Bank, Boston	1/17/2020	USD	2,238,000	CAD	2,946,438	(31,241)
State Street Bank, Boston	1/17/2020	USD	253,000	CHF	248,793	(4,397)
State Street Bank, Boston	1/17/2020	USD	6,332,206	EUR	5,685,085	(51,665)
State Street Bank, Boston	1/17/2020	USD	1,931,885	GBP	1,477,343	(25,992)
State Street Bank, Boston	1/17/2020	USD	1,196,000	JPY	130,092,784	(2,466)
State Street Bank, Boston	1/17/2020	USD	2,502,000	SEK	23,397,510	1,803
State Street Bank, Boston	2/12/2020	USD	1,012,803	EUR	903,540	(3,447)
State Street Bank, Boston	2/12/2020	USD	374,621	GBP	290,000	(9,983)
State Street Bank, Boston	2/12/2020	USD	760,000	JPY	80,612,440	16,281
State Street Bank, Boston	2/12/2020	USD	2,156,230	MXN	42,437,247	(73,549)
State Street Bank, Boston	2/12/2020	USD	1,492,258	NOK	13,311,986	(24,291)
TD Securities	2/12/2020	CAD	518,530	USD	390,000	9,390
TD Securities	2/12/2020	EUR	292,500	GBP	253,915	(7,761)
TD Securities	2/12/2020	USD	415,665	CAD	550,469	(8,325)

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Forward Foreign Currency Contracts (Continued)	December 31, 2019

Counterparty	Settlement Date	Fund Receiving	Amount Of Currency To Be Received In Local Currency	Fund Delivering	Amount Of Currency To Be Delivered In Local Currency	Unrealized Appreciation (Depreciation)
UBS AG, Stamford	2/12/2020	CAD	233,653	USD	176,273	$3,695
UBS AG, Stamford	2/12/2020	EUR	580,000	USD	650,351	2,000
UBS AG, Stamford	2/12/2020	GBP	267,645	USD	350,880	4,077
UBS AG, Stamford	2/12/2020	NOK	5,932,616	USD	646,596	29,268
UBS AG, Stamford	2/12/2020	USD	382,311	EUR	344,796	(5,496)
UBS AG, Stamford	2/12/2020	USD	380,482	NOK	3,482,717	(16,282)
UBS AG, Stamford	2/12/2020	USD	223,882	SGD	308,712	(5,733)

						$(92,993)

AUD — Australian Dollar

BRL — Brazillian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Sedish Krona

SGD — Singpore Dollar

USD — U.S. Dollar

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule Of Written Options	December 31, 2019

WRITTEN OPTIONS	Counterparty	Contracts	Notional Amount	Value
Currency Put Options
Japanese Yen, 2/26/2020 at 100 (a)	BNP Paribas	1,417,500	$1,417,500	$(413)

Total Written Options (Premiums Received $11,592)			$1,417,500	$(413)

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Interest Rate Swaptions Purchased	December 31, 2019

Counterparty	Description	Exercise Rate	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Calls
Bank of America, N.A.	Interest Rate, 3MO LIBOR	5.295%	02/27/2020	$4,947,000	$(15,282)	$(15,282)
Bank of America, N.A.	Interest Rate, 3MO LIBOR	5.270%	02/24/2020	5,187,000	(14,688)	(14,688)
Barclays Capital, Inc.	Interest Rate, 3MO LIBOR	5.020%	03/16/2020	2,737,000	(1,544)	(1,544)

Total Interest Rate Swaptions Purchased						$(31,514)

LIBOR — London Interbank Offered Rate.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule Of Credit Default Swaps	December 31, 2019

Counterparty	Reference Entity	Protection	Pay (Receive) Fixed Rates	Termination Date	Payment Frequency	Notional Value		Value	Upfront Premium (Received) Paid	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital	North American High Yield CDX Index	Sell	(5.000)%	12/20/2024	Quarterly		$1,532,520	$168,124	$98,046	$70,078
Morgan Stanley Capital	iTraxx Europe Index	Buy	5.000%	12/20/2024	Quarterly	EUR	3,833,000	(595,721)	(536,276)	(59,445)

Total Credit Default Swap Contracts								$(427,597)	$(438,230)	$10,633

EUR — Euro

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule Of Centrally Cleared Interest Rate Swaps	December 31, 2019

Counterparty	Pay (Receive) Floating Rate	Pay (Receive) Fixed Rate	Termination Date	Payment Frequency	Notional Value	Value	Unrealized Appreciation
Morgan Stanley Capital	(3MO LIBOR)	1.533%	08/09/2029	Quarterly	$1,417,000	$39,369	$39,369
Morgan Stanley Capital	(3MO LIBOR)	1.816%	08/05/2029	Quarterly	1,515,000	2,560	2,560

Total Interest Rate Swap Contracts							$41,929

LIBOR — London Interbank Offered Rate.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule Of Over the Counter Exchange Rate Volatility Swaps	December 31, 2019

Counterparty	Description	Termination Date	Strike Price	Notional Value	Value	Unrealized Appreciation
Morgan Stanley Capital	USD/CAD	01/08/2020	4.100	$9,000	$8,974	$8,974
Citibank N.A.	USD/CAD	01/09/2020	4.050	9,000	8,986	8,986
Citibank N.A.	USD/JPY	01/27/2020	5.800	9,000	8,897	8,897

Total Exchange Rate Volatility Swaps					$26,857	$26,857

CAD — Canadian Dollar

JPY — Japanese Yen

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities December 31, 2019

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
ASSETS:
Investments in unaffiliated securities, at value* (Note 2)	$210,891,837	$191,437,398	$63,821,930	$60,304,933	$200,396,408	$386,515,529	$282,428,625
Investments in affiliated securities, at value (Note 5)	—	—	—	—	—	—	12,471,509
Cash	—	2,542	—	767	—	—	457
Foreign currency, at value	—	—	—	—	—	162,212	181,529
Margin deposits for futures contracts	—	—	—	—	—	—	187,700
Margin deposits for swap contracts	—	—	—	—	—	—	857,575
Receivable for capital shares sold	237,236	241,286	49,747	131,591	55,433	204,916	692,769
Receivable for investment securities sold	400,201	602,846	23,822	52,507	2,527,751	2,628,061	1,453,297
Swap premium paid	—	—	—	—	—	—	98,046
Unrealized appreciation on foreign forward currency contracts (Note 6)	—	—	—	—	—	—	1,246,974
Unrealized appreciation on swaps	—	—	—	—	—	—	138,864
Net variation margin receivable on futures contracts	—	—	—	—	—	—	12,253
Securities lending income receivable	—	—	5	5	21	—	29
Dividends and interest receivable	93,107	203,891	27,105	82,160	210,714	755,312	2,650,414
Foreign withholding tax reclaims receivable	9,950	9,162	—	—	552	1,096,362	—
Other assets	25,556	24,783	17,257	17,250	30,043	46,598	42,239
Total Assets	211,657,887	192,521,908	63,939,866	60,589,213	203,220,922	391,408,990	302,462,280

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) December 31, 2019

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
LIABILITIES:
Options written, at value	$—	$—	$—	$—	$—	$—	$413
Swap premium received	—	—	—	—	—	—	536,276
Unrealized depreciation on swaps	—	—	—	—	—	—	59,445
Payable to custodian	—	—	—	—	501,754	130,388	—
Payable upon return of securities loaned (Note 7)	—	—	670,000	3,592	127,929	—	537,540
Payable for capital shares redeemed	51,647	24,424	48,033	8,828	82,384	415,221	45,152
Payable for investment securities purchased	443,743	159,148	—	49,816	—	198,566	2,250,861
Unrealized depreciation on swaption contracts	—	—	—	—	—	—	31,514
Unrealized depreciation on foreign forward currency contracts (Note 6)	—	—	—	—	—	—	1,339,967
Investment advisory fees payable (Note 3)	135,999	122,405	46,286	44,228	17,002	251,326	156,948
Distribution fees payable (Note 4)	6,624	—	1,009	548	16,628	—	—
Shareholder service fees payable (Note 4)	26,489	15,964	7,609	7,337	3,308	25,035	29,159
Administration fees payable	10,340	9,799	4,575	4,455	11,919	20,503	15,755
Foreign withholding tax payable	—	1,720	—	—	26	105,195	—
Accrued expenses and other payables	53,694	49,663	38,401	37,716	80,137	157,478	109,744
Total Liabilities	728,536	383,123	815,913	156,520	841,087	1,303,712	5,112,774
NET ASSETS	$210,929,351	$192,138,785	$63,123,953	$60,432,693	$202,379,835	$390,105,278	$297,349,506
* Includes value of securities on loan	$—	$—	$655,849	$3,294	$124,705	$—	$512,507

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) December 31, 2019

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
NET ASSETS CONSIST OF:
Paid-in capital	$117,957,483	$163,814,277	$47,898,958	$55,974,445	$56,023,919	$330,068,258	$290,894,574
Accumulated earnings	92,971,868	28,324,508	15,224,995	4,458,248	146,355,916	60,037,020	6,454,932

NET ASSETS	$210,929,351	$192,138,785	$63,123,953	$60,432,693	$202,379,835	$390,105,278	$297,349,506

NET ASSET VALUE PER SHARE:
INVESTMENT CLASS
Net assets applicable to Investment Class	$64,470,260	$6,069,647	$9,822,539	$5,354,751	$162,113,996	$2,611,966	$1,912,756
Investment Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†	1,658,027	301,787	362,639	245,081	7,068,752	229,708	183,515
Net asset value, offering and redemption price per share (a)	$38.88	$20.11	$27.09	$21.85	$22.93	$11.37	$10.42

INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$146,459,091	$186,069,138	$53,301,414	$55,077,942	$40,265,839	$387,493,312	$295,436,750
Institutional Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†	3,406,739	9,368,308	1,794,809	2,466,525	1,755,703	34,635,179	28,488,451
Net asset value, offering and redemption price per share (a)	$42.99	$19.86	$29.70	$22.33	$22.93	$11.19	$10.37

Investments in unaffiliated securities, at cost (Note 2)	$121,103,802	$162,906,488	$48,949,488	$56,732,117	$54,726,896	$324,069,546	$274,455,946
Investments in affiliated securities, at cost (Note 5)	$—	$—	$—	$—	$—	$—	$12,462,037
Cash collateral for securities on loan, at cost	$—	$—	$670,000	$3,592	$127,929	$—	$537,540
Foreign currency, at cost	$—	$—	$—	$—	$—	$156,031	$179,657
Premiums received for options written	$—	$—	$—	$—	$—	$—	$11,592

†	For Wilshire International Equity Fund, (40,000,000 shares authorized, per class, par value $.001 per share).
(a)	For Wilshire International Equity Fund, a redemption fee may apply to redemptions of shares held for sixty days or less, subject to certain exceptions (Note 2).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations For the Year Ended December 31, 2019

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
INVESTMENT INCOME:
Dividend income from unaffiliated investments	$1,910,397	$5,456,791	$380,099	$1,153,457	$3,641,245	$10,960,302	$362,468
Income distributions from affiliated investments (Note 5)	—	—	—	—	—	—	921,504
Interest	11,658	8,806	3,414	1,222	5,885	22,044	12,884,789
Income from securities lending (Note 7)	63,402	10,344	21,544	9,797	39,830	30,292	16,132
Foreign taxes withheld	(26,464)	(35,123)	—	(140)	(94)	(1,102,058)	(47,431)
Total income	1,958,993	5,440,818	405,057	1,164,336	3,686,866	9,910,580	14,137,462

EXPENSES:
Investment advisory fee (Note 3)	1,586,280	1,424,837	519,683	493,386	188,872	3,749,994	1,850,941
Shareholder Service fees (Note 4)
Investment Class	80,020	3,916	8,577	5,200	97,625	4,086	2,574
Institutional Class	82,213	87,240	34,687	38,423	9,582	141,363	167,596
Distribution (12b-1) fees (Note 4)
Investment Class	157,253	14,078	24,045	12,764	379,146	7,242	4,534
Administration and accounting fees (Note 3)	98,664	90,237	37,802	36,580	93,833	170,645	145,900
Transfer agent fees (Note 3)	75,587	49,595	52,515	50,323	52,192	97,300	45,078
Registration and filing fees	36,504	38,807	34,693	35,261	37,803	41,144	41,856
Custodian fees (Note 3)	46,330	41,363	13,400	12,670	40,616	104,505	67,607
Pricing costs	6,432	7,201	9,307	8,472	35,571	172,277	216,362
Professional fees	39,128	37,238	26,306	26,020	37,171	55,677	68,701
Directors’ fees and expenses (Note 3)	40,215	35,994	11,674	11,095	35,701	70,849	60,699
Printing expense	34,500	28,772	19,517	19,311	21,045	53,278	37,405
Insurance expense	10,990	9,914	2,951	2,846	8,900	19,378	15,472
Interest expense (Note 2)	4,841	4,465	578	522	78	18,477	7,576
Other	12,895	13,188	6,949	7,772	16,771	132,365	126,152
Total expenses	2,311,852	1,886,845	802,684	760,645	1,054,906	4,838,580	2,858,453
Previous investment advisory fee reductions and expense reimbursements recouped by the Investment Adviser (Note 3)	1,594	—	1,081	1,316	—	9,292	—
Fees reduced and/or expenses reimbursed by Investment Adviser (Note 3)	(12,196)	—	(106,613)	(110,173)	—	(131,671)	(1,342)
Fees paid indirectly (Note 4)	(2,913)	(5,037)	(8,192)	(7,544)	—	(5,154)	—
Net expenses	2,298,337	1,881,808	688,960	644,244	1,054,906	4,711,047	2,857,111

Net investment income (loss)	(339,344)	3,559,010	(283,903)	520,092	2,631,960	5,199,533	11,280,351

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations - (Continued) For the Year Ended December 31, 2019

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 5):
Net realized gains (losses) from:
Sale of unaffiliated investments	$20,142,826	$8,139,204	$2,328,547	$1,618,602	$8,422,576	$2,646,866	$(821,273)
Sale of affiliated investment company shares	—	—	—	—	—	—	(258,579)
Futures contracts	—	—	—	—	—	—	783,068
Forward foreign currency contracts	—	—	—	—	—	—	863,710
Option contracts written	—	—	—	—	—	—	13,086
Swaption contracts	—	—	—	—	—	—	(356,275)
Swap contracts	—	—	—	—	—	—	(550,237)
Foreign currency transactions	—	—	—	—	—	556,898	(1,067)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	34,474,002	29,829,191	12,291,832	8,882,880	37,385,574	73,511,232	17,016,742
Investments in affiliated investment company shares	—	—	—	—	—	—	746,139
Futures contracts	—	—	—	—	—	—	(144,746)
Forward foreign currency contracts	—	—	—	—	—	—	(299,898)
Swaption contracts	—	—	—	—	—	—	(31,514)
Option contracts written	—	—	—	—	—	—	11,179
Swap contracts	—	—	—	—	—	—	959,471
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	—	—	—	—	—	13,604	20,602
Net realized and unrealized gains on investments and foreign currency transactions	54,616,828	37,968,395	14,620,379	10,501,482	45,808,150	76,728,600	17,950,408

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,277,484	$41,527,405	$14,336,476	$11,021,574	$48,440,110	$81,928,133	$29,230,759

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018
OPERATIONS:
Net investment income (loss)	$(339,344)	$(601,788)	$3,559,010	$3,740,941
Net realized gains on investments and foreign currency transactions	20,142,826	25,974,339	8,139,204	9,938,112
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	34,474,002	(28,195,505)	29,829,191	(38,506,539)
Net increase (decrease) in net assets resulting from operations	54,277,484	(2,822,954)	41,527,405	(24,827,486)

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 10)
Investment Class shares	(5,944,837)	(8,482,489)	(337,008)	(424,524)
Institutional Class shares	(12,601,642)	(20,828,265)	(11,094,059)	(15,990,332)
Total distributions to shareholders	(18,546,479)	(29,310,754)	(11,431,067)	(16,414,856)

CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 8):
Investment Class shares:
Shares sold	686,416	2,252,835	421,496	620,461
Shares issued as reinvestment of distributions	5,836,404	8,313,397	329,791	412,505
Redemption fees (Note 2)	—	—	—	—
Shares redeemed	(8,354,574)	(8,669,710)	(670,072)	(1,323,295)
Net increase (decrease) in net assets from Investment Class share transactions	(1,831,754)	1,896,522	81,215	(290,329)

Institutional Class shares:
Shares sold	9,855,634	74,083,600	12,864,976	134,075,440
Shares issued as reinvestment of distributions	10,719,273	16,422,748	9,409,983	12,737,140
Redemption fees (Note 2)	—	—	—	—
Shares redeemed	(48,244,561)	(90,407,735)	(48,003,488)	(76,059,960)
Net increase (decrease) in net assets from Institutional Class share transactions	(27,669,654)	98,613	(25,728,529)	70,752,620

Net increase (decrease) in net assets	6,229,597	(30,138,573)	4,449,024	29,219,949

NET ASSETS:
Beginning of year	204,699,754	234,838,327	187,689,761	158,469,812
End of year	$210,929,351	$204,699,754	$192,138,785	$187,689,761

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued)

	SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018
OPERATIONS:
Net investment income (loss)	$(283,903)	$(240,048)	$520,092	$272,242
Net realized gains on investments and foreign currency transactions	2,328,547	1,672,145	1,618,602	1,531,328
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	12,291,832	(7,310,302)	8,882,880	(13,059,180)
Net increase (decrease) in net assets resulting from operations	14,336,476	(5,878,205)	11,021,574	(11,255,610)

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 10)
Investment Class shares	(186,475)	(522,031)	(35,071)	(291,975)
Institutional Class shares	(924,937)	(2,569,642)	(495,908)	(2,927,272)
Total distributions to shareholders	(1,111,412)	(3,091,673)	(530,979)	(3,219,247)

CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 8):
Investment Class shares:
Shares sold	1,246,005	1,798,054	679,171	748,289
Shares issued as reinvestment of distributions	179,882	484,890	34,254	283,145
Redemption fees (Note 2)	—	—	—	—
Shares redeemed	(1,811,572)	(4,319,410)	(1,100,900)	(1,293,114)
Net decrease in net assets from Investment Class share transactions	(385,685)	(2,036,466)	(387,475)	(261,680)

Institutional Class shares:
Shares sold	5,921,182	27,211,535	6,828,448	34,701,944
Shares issued as reinvestment of distributions	722,175	2,113,320	392,381	2,450,563
Redemption fees (Note 2)	—	—	—	—
Shares redeemed	(9,123,701)	(13,538,044)	(8,631,383)	(10,900,194)
Net increase (decrease) in net assets from Institutional Class share transactions	(2,480,344)	15,786,811	(1,410,554)	26,252,313

Net increase in net assets	10,359,035	4,780,467	8,692,566	11,515,776

NET ASSETS:
Beginning of year	52,764,918	47,984,451	51,740,127	40,224,351
End of year	$63,123,953	$52,764,918	$60,432,693	$51,740,127

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued)

	WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018
OPERATIONS:
Net investment income	$2,631,960	$2,764,503	$5,199,533	$5,271,940
Net realized gains on investments and foreign currency transactions	8,422,576	6,686,319	3,203,764	16,191,912
Long-term capital gain distributions from regulated investment companies	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	37,385,574	(18,868,145)	73,524,836	(77,244,693)
Net increase (decrease) in net assets resulting from operations	48,440,110	(9,417,323)	81,928,133	(55,780,841)

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 10)
Investment Class shares	(7,922,684)	(7,653,094)	(32,308)	(131,992)
Institutional Class shares	(2,090,482)	(1,953,310)	(6,473,039)	(19,598,049)
Total distributions to shareholders	(10,013,166)	(9,606,404)	(6,505,347)	(19,730,041)

CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 8):
Investment Class shares:
Shares sold	8,508,397	15,029,035	826,011	1,204,559
Shares issued as reinvestment of distributions	7,573,348	7,336,674	31,053	125,874
Redemption fees (Note 2)	—	—	12	160
Shares redeemed	(19,096,998)	(22,235,511)	(1,597,668)	(2,195,013)
Net increase (decrease) in net assets from Investment Class share transactions	(3,015,253)	130,198	(740,592)	(864,420)

Institutional Class shares:
Shares sold	1,993,561	2,772,314	34,938,751	193,084,996
Shares issued as reinvestment of distributions	1,625,890	1,508,386	5,712,008	15,327,740
Redemption fees (Note 2)	—	—	1,085	2,476
Shares redeemed	(2,958,372)	(3,487,814)	(111,700,307)	(100,880,391)
Net increase (decrease) in net assets from Institutional Class share transactions	661,079	792,886	(71,048,463)	107,534,821

Net increase (decrease) in net assets	36,072,770	(18,100,643)	3,633,731	31,159,519

NET ASSETS:
Beginning of year	166,307,065	184,407,708	386,471,547	355,312,028
End of year	$202,379,835	$166,307,065	$390,105,278	$386,471,547

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued)

	WILSHIRE INCOME OPPORTUNITIES FUND
	Year Ended December 31, 2019	Year Ended December 31, 2018
OPERATIONS:
Net investment income	$11,280,351	$11,096,338
Net realized gains (losses) on investments and foreign currency transactions	(327,567)	(1,718,164)
Long-term capital gain distributions from regulated investment companies	—	35
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	18,277,975	(10,976,703)
Net increase (decrease) in net assets resulting from operations	29,230,759	(1,598,494)

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 10)
Investment Class shares	(67,099)	(55,546)
Institutional Class shares	(12,291,570)	(10,726,134)
Total distributions to shareholders	(12,358,669)	(10,781,680)

CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 8):
Investment Class shares:
Shares sold	692,417	890,690
Shares issued as reinvestment of distributions	64,651	51,573
Redemption fees (Note 2)	—	—
Shares redeemed	(804,326)	(5,398,236)
Net decrease in net assets from Investment Class share transactions	(47,258)	(4,455,973)

Institutional Class shares:
Shares sold	29,953,178	87,947,585
Shares issued as reinvestment of distributions	12,206,181	10,662,683
Redemption fees (Note 2)	—	—
Shares redeemed	(75,699,762)	(84,345,512)
Net increase (decrease) in net assets from Institutional Class share transactions	(33,540,403)	14,264,756

Net decrease in net assets	(16,715,571)	(2,571,391)

NET ASSETS:
Beginning of year	314,065,077	316,636,468
End of year	$297,349,506	$314,065,077

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Year Ended 12/31/2019		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015
Net asset value, beginning of period	$33.33		$39.53	$33.93	$36.82	$38.66

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.15)		(0.20)	(0.08)	0.04	(0.14)
Net realized and unrealized gains (losses) on investments	9.61		(0.35)	9.24	1.26	2.53
Total from investment operations	9.46		(0.55)	9.16	1.30	2.39

Less distributions:
From net investment income	—		—	—	(0.01)	—
From realized capital gains	(3.91)		(5.65)	(3.56)	(4.18)	(4.23)
Total distributions	(3.91)		(5.65)	(3.56)	(4.19)	(4.23)

Net asset value, end of period	$38.88		$33.33	$39.53	$33.93	$36.82

Total return (b)	28.61%		(1.90%)	26.93%	3.33%	6.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$64,470		$56,671	$64,130	$62,634	$107,381
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.30	%(d)	1.31%	1.30%	1.32%	1.33%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (c)	1.32%		1.31%	1.30%	1.32%	1.34%
Net investment income (loss)	(0.37%)		(0.48%)	(0.21%)	0.10%	(0.34%)
Portfolio turnover rate	43%		69%	51%	75%	104%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)

The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.32%, 1.31%, 1.30%, 1.32% and 1.34% for the years ended December 31, 2019, 2018, 2017, 2016, and 2015, respectively (Note 4).

(d)

The ratio of operating expenses after fee reductions and expense reimbursements includes previous investments advisory fee reductions and expense reimbursements recouped by the Investment Adviser. If this expense offset was excluded, the ratio would have been 1.30% for the year ended December 31, 2019 (Note 3).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015
Net asset value, beginning of period	$36.41	$42.53	$36.19	$39.04	$40.62

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.03)	(0.07)	0.05	0.15	(0.01)
Net realized and unrealized gains (losses) on investments	10.52	(0.40)	9.87	1.34	2.66
Total from investment operations	10.49	(0.47)	9.92	1.49	2.65

Less distributions:
From net investment income	—	—	(0.02)	(0.16)	—
From realized capital gains	(3.91)	(5.65)	(3.56)	(4.18)	(4.23)
Total distributions	(3.91)	(5.65)	(3.58)	(4.34)	(4.23)

Net asset value, end of period	$42.99	$36.41	$42.53	$36.19	$39.04

Total return (b)	29.02%	(1.58%)	27.35%	3.61%	6.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$146,459	$148,029	$170,708	$152,167	$122,219
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.00%	0.98%	0.98%	1.04%	1.01%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (c)	1.00%	0.99%	0.98%	1.04%	1.02%
Net investment income (loss)	(0.07%)	(0.16%)	0.11%	0.37%	(0.02%)
Portfolio turnover rate	43%	69%	51%	75%	104%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)

The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.00%, 0.99%, 0.98%, 1.04% and 1.02% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively (Note 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015
Net asset value, beginning of period	$17.22	$21.18	$20.40	$18.62	$21.19

Income (loss) from investment operations:
Net investment income (a)	0.31	0.29	0.30	0.37	0.20
Net realized and unrealized gains (losses) on investments and foreign currency transactions	3.74	(2.73)	2.67	2.56	(1.33)
Total from investment operations	4.05	(2.44)	2.97	2.93	(1.13)

Less distributions:
From net investment income	(0.32)	(0.29)	(0.30)	(0.14)	(0.19)
From realized capital gains	(0.84)	(1.23)	(1.89)	(1.01)	(1.25)
Total distributions	(1.16)	(1.52)	(2.19)	(1.15)	(1.44)

Net asset value, end of period	$20.11	$17.22	$21.18	$20.40	$18.62

Total return (b)	23.63%	(11.71%)	14.64%	15.73%	(5.33%)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,070	$5,137	$6,547	$10,112	$52,864
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.26%	1.24%	1.26%	1.26%	1.27%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (c)	1.26%	1.24%	1.26%	1.27%	1.29%
Net investment income	1.61%	1.40%	1.38%	1.87%	0.96%
Portfolio turnover rate	48%	65%	39%	174%	55%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)

The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.26%, 1.24%, 1.26%, 1.26%, and 1.27% for the periods ended December 31, 2019, 2018, 2017, 2016, and 2015, respectively (Note 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015
Net asset value, beginning of period	$17.01	$20.95	$20.20	$18.67	$21.24

Income (loss) from investment operations:
Net investment income (a)	0.36	0.35	0.36	0.40	0.26
Net realized and unrealized gains (losses) on investments and foreign currency transactions	3.71	(2.71)	2.65	2.55	(1.33)
Total from investment operations	4.07	(2.36)	3.01	2.95	(1.07)

Less distributions:
From net investment income	(0.38)	(0.35)	(0.37)	(0.41)	(0.25)
From realized capital gains	(0.84)	(1.23)	(1.89)	(1.01)	(1.25)
Total distributions	(1.22)	(1.58)	(2.26)	(1.42)	(1.50)

Net asset value, end of period	$19.86	$17.01	$20.95	$20.20	$18.67

Total return (b)	23.99%	(11.47%)	14.99%	15.78%	(5.07%)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$186,069	$182,553	$151,923	$175,497	$53,343
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	0.98%	0.97%	0.98%	1.04%	1.01%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (c)	0.98%	0.97%	0.98%	1.05%	1.02%
Net investment income	1.88%	1.70%	1.67%	2.09%	1.23%
Portfolio turnover rate	48%	65%	39%	174%	55%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)

The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.98%, 0.97%, 0.98%, 1.04%, and 1.01% for the periods ended December 31, 2019, 2018, 2017, 2016, and 2015, respectively (Note 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Year Ended 12/31/2019		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015
Net asset value, beginning of period	$21.71		$25.05	$24.41	$22.64	$23.44

Income (loss) from investment operations:
Net investment loss (a)	(0.17)		(0.17)	(0.19)	(0.15)	(0.15)
Net realized and unrealized gains (losses) on investments	6.07		(1.75)	3.51	4.80	0.70
Total from investment operations	5.90		(1.92)	3.32	4.65	0.55

Less distributions:
From realized capital gains	(0.52)		(1.42)	(2.68)	(2.88)	(1.35)

Net asset value, end of period	$27.09		$21.71	$25.05	$24.41	$22.64

Total return (b)	27.23%		(7.87%)	13.66%	20.44%	2.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,823		$8,162	$11,386	$8,633	$12,642
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.35	%(d)	1.35%	1.48%	1.51%	1.46%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (c)	1.54%		1.54%	1.64%	1.60%	1.64%
Net investment loss	(0.67%)		(0.65%)	(0.75%)	(0.57%)	(0.59%)
Portfolio turnover rate	67%		92%	110%	114%	63%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)

The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.53%, 1.54%, 1.60%, 1.64% and 1.56% for the periods ended December 31, 2019, 2018, 2016, and 2015, respectively (Note 4).

(d)

The ratio of operating expenses after fee reductions and expense reimbursements includes previous investments advisory fee reductions and expense reimbursements recouped by the Investment Adviser. If this expense offset was excluded, the ratio would have been 1.35% for the year ended December 31, 2019 (Note 3).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Year Ended 12/31/2019		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015
Net asset value, beginning of period	$23.70		$27.14	$26.18	$24.04	$24.75

Income (loss) from investment operations:
Net investment loss (a)	(0.12)		(0.11)	(0.14)	(0.08)	(0.07)
Net realized and unrealized gains (losses) on investments	6.64		(1.91)	3.78	5.10	0.71
Total from investment operations	6.52		(2.02)	3.64	5.02	0.64

Less distributions:
From realized capital gains	(0.52)		(1.42)	(2.68)	(2.88)	(1.35)

Net asset value, end of period	$29.70		$23.70	$27.14	$26.18	$24.04

Total return (b)	27.56%		(7.63%)	13.96%	20.79%	2.53%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$53,301		$44,603	$36,599	$28,454	$14,414
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.10	%(d)	1.10%	1.23%	1.27%	1.19%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (c)	1.27%		1.27%	1.34%	1.33%	1.36%
Net investment loss	(0.43%)		(0.37%)	(0.47%)	(0.32%)	(0.28%)
Portfolio turnover rate	67%		92%	110%	114%	63%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)

The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.26%, 1.27%, 1.33%, 1.33% and 1.35% for the periods ended December 31, 2019, 2018, 2016, and 2015, respectively (Note 4).

(d)

The ratio of operating expenses after fee reductions and expense reimbursements includes previous investments advisory fee reductions and expense reimbursements recouped by the Investment Adviser. If this expense offset was excluded, the ratio would have been 1.10% for the year ended December 31, 2019 (Note 3).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015
Net asset value, beginning of period	$18.13	$22.99	$23.75	$20.74	$22.86

Income (loss) from investment operations:
Net investment income (loss) (a)	0.14	0.05	(0.05)	0.10	0.01
Net realized and unrealized gains (losses) on investments	3.72	(3.77)	2.09	4.99	(0.89)
Total from investment operations	3.86	(3.72)	2.04	5.09	(0.88)

Less distributions:
From net investment income	(0.14)	(0.05)	—	(0.09)	(0.00	)(b)
From capital gains	—	(1.09)	(2.80)	(1.99)	(1.24)
Total distributions	(0.14)	(1.14)	(2.80)	(2.08)	(1.24)

Net asset value, end of period	$21.85	$18.13	$22.99	$23.75	$20.74

Total return (c)	21.32%	(16.35%)	8.65%	24.86%	(3.83%)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,355	$4,792	$6,305	$9,097	$14,287
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.35%	1.35%	1.45%	1.51%	1.49%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (d)	1.56%	1.57%	1.69%	1.60%	1.67%
Net investment income (loss)	0.69%	0.21%	(0.25%)	0.48%	0.06%
Portfolio turnover rate	168%	74%	88%	99%	49%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)

The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.55%, 1.58%, 1.67%, 1.59%, and 1.67% for the periods ended December 31, 2019, 2018, 2017, 2016, and 2015, respectively (Note 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Year Ended 12/31/2019		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015
Net asset value, beginning of period	$18.53		$23.49	$24.14	$21.08	$23.21

Income (loss) from investment operations:
Net investment income (a)	0.19		0.11	0.01	0.16	0.08
Net realized and unrealized gains (losses) on investments	3.81		(3.88)	2.14	5.08	(0.90)
Total from investment operations	4.00		(3.77)	2.15	5.24	(0.82)

Less distributions:
From net investment income	(0.20)		(0.10)	—	(0.19)	(0.07)
From realized capital gains	—		(1.09)	(2.80)	(1.99)	(1.24)
Total distributions	(0.20)		(1.19)	(2.80)	(2.18)	(1.31)

Net asset value, end of period	$22.33		$18.53	$23.49	$24.14	$21.08

Total return (b)	21.60%		(16.17%)	8.97%	25.16%	(3.52%)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$55,078		$46,948	$33,919	$31,698	$13,727
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.10	%(d)	1.10%	1.19%	1.27%	1.18%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (c)	1.28%		1.26%	1.37%	1.33%	1.36%
Net investment income	0.92%		0.53%	0.07%	0.73%	0.36%
Portfolio turnover rate	168%		74%	88%	99%	49%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)

The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.27%, 1.27%, 1.35%, 1.32%, and 1.35% for the periods ended December 31, 2019, 2018, 2017, 2016, and 2015, respectively (Note 4).

(d)

The ratio of operating expenses after fee reductions and expense reimbursements includes previous investments advisory fee reductions and expense reimbursements recouped by the Investment Adviser. If this expense offset was excluded, the ratio would have been 1.10% for the year ended December 31, 2019 (Note 3).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016		Year Ended 12/31/2015
Net asset value, beginning of period	$18.58	$20.83	$18.86	$17.78		$18.01

Income (loss) from investment operations:
Net investment income (a)	0.31	0.31	0.29	0.27		0.24
Net realized and unrealized gains (losses) on investments	5.20	(1.45)	3.52	1.96		(0.22)
Total from investment operations	5.51	(1.14)	3.81	2.23		0.02

Less distributions:
From net investment income	(0.30)	(0.30)	(0.27)	(0.39)		(0.25)
From realized capital gains	(0.86)	(0.81)	(1.57)	(0.76)		—
Total distributions	(1.16)	(1.11)	(1.84)	(1.15)		(0.25)

Net asset value, end of period	$22.93	$18.58	$20.83	$18.86		$17.78

Total return (b)	29.74%	(5.60%)	20.20%	12.51%		0.08%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$162,114	$134,197	$149,342	$132,669		$159,709
Operating expenses	0.62%	0.60%	0.62%	0.67	%(c)	0.64	%(c)
Net investment income	1.34%	1.42%	1.39%	1.49%		1.35%
Portfolio turnover rate	3%	1%	3%	5%		6%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)

The ratio of operating expenses includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 0.67% and 0.64% for the years ended December 31, 2016 and 2015, respectively (Note 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016		Year Ended 12/31/2015
Net asset value, beginning of period	$18.58	$20.83	$18.85	$17.78		$18.00

Income (loss) from investment operations:
Net investment income (a)	0.37	0.37	0.35	0.33		0.29
Net realized and unrealized gains (losses) on investments	5.20	(1.46)	3.53	1.95		(0.22)
Total from investment operations	5.57	(1.09)	3.88	2.28		0.07

Less distributions:
From net investment income	(0.36)	(0.35)	(0.33)	(0.45)		(0.29)
From realized capital gains	(0.86)	(0.81)	(1.57)	(0.76)		—
Total distributions	(1.22)	(1.16)	(1.90)	(1.21)		(0.29)

Net asset value, end of period	$22.93	$18.58	$20.83	$18.85		$17.78

Total return (b)	30.08%	(5.32%)	20.57%	12.81%		0.36%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$40,266	$32,110	$35,066	$40,860		$59,065
Operating expenses	0.33%	0.33%	0.33%	0.36	%(c)	0.41	%(c)
Net investment income	1.61%	1.70%	1.67%	1.80%		1.59%
Portfolio turnover rate	3%	1%	3%	5%		6%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)

The ratio of operating expenses includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 0.36% and 0.41% for the years ended December 31, 2016 and 2015, respectively (Note 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Year Ended 12/31/2019		Year Ended 12/31/2018		Year Ended 12/31/2017		Year Ended 12/31/2016	Year Ended 12/31/2015
Net asset value, beginning of period	$9.32		$11.19		$8.92		$8.90	$9.06

Income (loss) from investment operations:
Net investment income (a)	0.12		0.10		0.08		0.10	0.09
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.07		(1.51)		2.20		0.07	(0.23)
Total from investment operations	2.19		(1.41)		2.28		0.17	(0.14)

Less distributions:
From net investment income	(0.14)		(0.04)		(0.01)		(0.15)	(0.02)
From realized capital gains	—		(0.42)		—		—	—
Total distributions	(0.14)		(0.46)		(0.01)		(0.15)	(0.02)

Redemption fees (Note 2)	0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)

Net asset value, end of period	$11.37		$9.32		$11.19		$8.92	$8.90

Total return (c)	23.52%		(12.66%)		25.54%		1.88%	(1.55)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,612		$2,789		$4,176		$11,290	$3,438
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.50%		1.51	%(d)	1.51	%(d)	1.52%	1.50%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly	1.63	%(e)	1.59%		1.55%		1.65%	1.75%
Net investment income	1.21%		1.02%		0.87%		1.19%	0.99%
Portfolio turnover rate	54%		96%		62%		79%	84%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)

The ratio of operating expenses after fee reductions and expense reimbursements includes previous investment advisory fee reductions and expense reimbursements recouped by the Investment Adviser. If this expense offset was excluded, the ratio would have been 1.50% and 1.50% for the years ended December 31, 2018 and 2017, respectively (Note 3).

(e)

The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.63% (Note 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Year Ended 12/31/2019		Year Ended 12/31/2018		Year Ended 12/31/2017		Year Ended 12/31/2016	Year Ended 12/31/2015
Net asset value, beginning of period	$9.19		$11.04		$8.81		$8.78	$8.99

Income (loss) from investment operations:
Net investment income (a)	0.14		0.13		0.10		0.12	0.09
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.05		(1.49)		2.18		0.07	(0.21)
Total from investment operations	2.19		(1.36)		2.28		0.19	(0.12)

Less distributions:
From net investment income	(0.19)		(0.07)		(0.05)		(0.16)	(0.09)
From realized capital gains	—		(0.42)		—		—	—
Total distributions	(0.19)		(0.49)		(0.05)		(0.16)	(0.09)

Redemption fees (Note 2)	0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)

Net asset value, end of period	$11.19		$9.19		$11.04		$8.81	$8.78

Total return (c)	23.81%		(12.39%)		25.92%		2.16%	(1.37)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$387,493		$383,682		$351,136		$258,311	$176,937
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.25	%(d)	1.27	%(d)	1.26	%(f)	1.27%	1.25%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly	1.29	%(e)	1.25%		1.26%		1.32%	1.29%
Net investment income	1.39%		1.28%		1.02%		1.44%	1.00%
Portfolio turnover rate	54%		96%		62%		79%	84%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)

The ratio of operating expenses after fee reductions and expense reimbursements includes previous investment advisory fee reductions and expense reimbursements recouped by the Investment Adviser. If this expense offset was excluded, the ratio would have been 1.25% (Note 3).

(e)

The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.28% (Note 4).

(f)

The ratio of operating expenses after fee reductions and expense reimbursements includes the expenses related to foreign currency exchange contracts. Had these expenses been excluded, the expense ratio (after fee reductions and fees paid indirectly) would have been 1.25% for the year ended December 31, 2017.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Year Ended 12/31/2019		Year Ended 12/31/2018	Year Ended 12/31/2017		Period Ended 12/31/2016*
Net asset value, beginning of period	$9.88		$10.25	$10.14		$10.00

Income (loss) from investment operations:
Net investment income (a)	0.35		0.32	0.35		0.21
Net realized and unrealized gains (losses) on investments and foreign currency transactions	0.58		(0.39)	0.22		0.18
Total from investment operations	0.93		(0.07)	0.57		0.39

Less distributions:
From net investment income	(0.39)		(0.30)	(0.42)		(0.18)
From realized capital gains	—		—	(0.04)		(0.07)
Total distributions	(0.39)		(0.30)	(0.46)		(0.25)

Net asset value, end of period	$10.42		$9.88	$10.25		$10.14

Total return (b)	9.58%		(0.65%)	5.60%		3.92	%(c)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,913		$1,864	$6,409		$1,102
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly (d)	1.18	%(g)	1.16%	1.17	%(f)	1.15	%(e)
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (d)	1.26%		1.20%	1.23%		1.26	%(e)
Net investment income	3.37%		3.02%	3.28%		2.83	%(e)
Portfolio turnover rate	89%		177%	88%		74	%(c)

*	Commenced operations on March 30, 2016.
(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Ratio does not include expenses from underlying funds.
(e)	Annualized.
(f)	Includes interest incurred from reverse repurchase agreements of 0.02% during the year ended December 31, 2017.
(g)

The ratio of operating expenses after fee reductions and expense reimbursements includes the expenses related to foreign currency exchange contracts. Had these expenses been excluded, the expense ratio (after fee reductions and fees paid indirectly) would have been 1.15% for the year ended December 31, 2019.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Year Ended 12/31/2019		Year Ended 12/31/2018	Year Ended 12/31/2017		Period Ended 12/31/2016*
Net asset value, beginning of period	$9.83		$10.22	$10.10		$10.00

Income (loss) from investment operations:
Net investment income (a)	0.38		0.35	0.37		0.25
Net realized and unrealized gains (losses) on investments and foreign currency transactions	0.58		(0.40)	0.22		0.13
Total from investment operations	0.96		(0.05)	0.59		0.38

Less distributions:
From net investment income	(0.42)		(0.34)	(0.43)		(0.21)
From realized capital gains	—		—	(0.04)		(0.07)
Total distributions	(0.42)		(0.34)	(0.47)		(0.28)

Net asset value, end of period	$10.37		$9.83	$10.22		$10.10

Total return (b)	9.94%		(0.43%)	5.84%		3.82	%(c)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$295,437		$312,201	$310,227		$396,797
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly (d)	0.92	%(g)	0.90%	0.92	%(f)	0.86	%(e)
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (d)	0.92%		0.90%	0.92	%(f)	0.86	%(e)
Net investment income	3.66%		3.48%	3.49%		3.11	%(e)
Portfolio turnover rate	89%		177%	88%		74	%(c)

*	Commenced operations on March 30, 2016.
(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Ratio does not include expenses from underlying funds.
(e)	Annualized.
(f)	Includes interest incurred from reverse repurchase agreements of 0.02% during the year ended December 31, 2017.
(g)

The ratio of operating expenses after fee reductions and expense reimbursements includes the expenses related to foreign currency exchange contracts. Had these expenses been excluded, the expense ratio (after fee reductions and fees paid indirectly) would have been 0.89% for the year ended December 31, 2019.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Notes to Financial Statements December 31, 2019

1. Organization.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (each a “Portfolio” and collectively the “Portfolios”). The Company accounts separately for the assets, liabilities and operations of each Portfolio.

The investment objective of Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the large cap growth sub-category.

The investment objective of Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the large cap value sub-category.

The investment objective of Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the small-cap growth sub-category.

The investment objective of Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the small-cap value sub-category.

The investment objective of Wilshire 5000 IndexSM Fund is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM before the deduction of the Portfolio’s expenses.

The investment objective of Wilshire International Equity Fund is capital appreciation.

The primary investment objective of Wilshire Income Opportunities Fund is to maximize current income. Long-term capital appreciation is a secondary objective.

Each of the Portfolios currently offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges except that the Investment Class has exclusive voting rights for its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of such Portfolio. Each class of shares differs with respect to its service and distribution expenses.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

2. Significant Accounting Policies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolios follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Use of estimates – The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material.

Security valuation – Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

Wilshire International Equity Fund uses ICE Data Services (“ICE”) as a third-party pricing agent. ICE provides a daily fair value for foreign securities in Wilshire International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE. These factors are used to value Wilshire International Equity Fund’s securities without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Company’s administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

●

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the year ended December 31, 2019, there have been no significant changes to the Portfolios’ fair value methodologies.

The following is a summary of the inputs used to value the Portfolios’ investments as of December 31, 2019:

Large Company Growth Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$207,891,369	$—	$—	$207,891,369
Money Market Fund	3,000,468	—	—	3,000,468
Total	$210,891,837	$—	$—	$210,891,837

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

Large Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$189,884,788	$—	$—	$189,884,788
Money Market Fund	1,552,610	—	—	1,552,610
Total	$191,437,398	$—	$—	$191,437,398

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks	$61,675,278	$—	$—	*	$61,675,278
Money Market Fund	2,146,652	—	—		2,146,652
Total	$63,821,930	$—	$—		$63,821,930

Small Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$59,211,186	$—	$—	$59,211,186
Money Market Fund	1,093,747	—	—	1,093,747
Total	$60,304,933	$—	$—	$60,304,933

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$200,259,970	$—	$1,718	*	$200,261,688
Rights	—	—	991	*	991
Money Market Fund	133,729	—	—		133,729
Total	$200,393,699	$—	$2,709		$200,396,408

*	Includes securities that have been fair valued at $0.

Wilshire International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$66,147,274	$315,743,889	$364	$381,891,527
Preferred Stocks	194,810	2,026,545	—	2,221,355
Right	—	78	—	78
Money Market Fund	2,402,569	—	—	2,402,569
Total	$68,744,653	$317,770,512	$364	$386,515,529

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$30,814,379	$—	$30,814,379
Agency Mortgage-Backed Obligations	—	23,009,763	—	23,009,763
Non-Agency Mortgage-Backed Obligations	—	36,819,693	—	36,819,693
Non-Agency Mortgage-Backed Obligations Interest-Only Strips	—	6,996,542	—	6,996,542
Asset-Backed Securities	—	23,388,656	—	23,388,656
Collateralized Loan Obligations	—	8,381,549	—	8,381,549
Corporate Bonds	—	49,039,277	—	49,039,277
Foreign Bonds	—	69,085,046	—	69,085,046
Bank Loans	—	15,470,616	—	15,470,616
Common Stocks	775,485	—		775,485
Preferred Stocks	3,702,911	—	—	3,702,911
Purchased OTC Options	—	12,214	—	12,214
Affiliated Registered Investment Companies	12,471,509	—	—	12,471,509
Money Market Fund	14,447,742	—	—	14,447,742
U.S. Treasury Bill	—	484,752	—	484,752
Total	$31,397,647	$263,502,487	$—	$294,900,134
Other Financial Instruments**
Asset
Unrealized appreciation on forward currency contracts	$—	$1,246,974	$—	$1,246,974
Unrealized appreciation on futures contracts	84,676	—	—	84,676
Unrealized appreciation on swap contracts	—	138,864	—	138,864
Total Assets	$84,676	$1,385,838	$—	$1,470,514
Liabilities
Written Options	$—	$(413)	$—	$(413)
Unrealized depreciation on forward currency contracts	—	(1,339,967)	—	(1,339,967)
Unrealized depreciation on futures contracts	(132,608)	—	—	(132,608)
Unrealized depreciation on swap contracts	—	(59,445)	—	(59,445)
Unrealized depreciation on swaption contracts	—	(31,514)	—	(31,514)
Total Liabilities	$(132,608)	$(1,431,339)	$—	$(1,563,947)

**

Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts, swap contracts and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolios’ Condensed Schedules of Investments for a listing of the securities by industry or sector type. Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Value Portfolio and Wilshire Income Opportunities Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2019. Small Company Growth Portfolio

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. Wilshire 5000 IndexSM Fund held common stocks and rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $1,718 and $991, respectively. Wilshire International Equity Fund held common stocks, that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $364. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

Option Transactions – Wilshire Income Opportunities Fund may purchase and write call and put options on securities, securities indices, swaps (“swaptions”) and foreign currencies, provided such options are traded on a national securities exchange or an over-the-counter market. When the Portfolio writes a covered call or put option, an amount equal to the premium received is included as a liability in the Portfolio’s Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Portfolio has no control over whether the underlying securities are subsequently sold (call) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or index underlying the written option. When the Portfolio purchases a call or put option, an amount equal to the premium paid is included as an investment in the Portfolio’s Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If the Portfolio exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The option techniques utilized are generally to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets.

The long and short average monthly notional value of option contracts purchased and written for Wilshire Income Opportunities Fund during the year ended December 31, 2019 was $2,690,417 and $472,500, respectively.

The long and short average monthly notional value of swaption contracts purchased and written for Wilshire Income Opportunities during the year ended December 31, 2019 was $34,747,500 and 4,958,333, respectively.

Interest Rate Swaps – Wilshire Income Opportunities Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The value of fixed-rate bonds held by the Portfolio may decrease if interest rates rise. In order to reduce such risks, the Portfolio may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

their value or cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash to the counterparty. Net periodic interest payments to be received or paid are accrued and settled daily and are recorded as realized gain (loss) on the Statements of Operations. Interest rate swaps are marked-to-market daily and the change is recorded as an unrealized gain (loss) on swap contracts on the Statements of Operations. The average monthly notional value of interest rate swaps for Wilshire Income Opportunities Fund during the year ended December 31, 2019 was $4,948,833.

Credit Default Swaps – During the year ended December 31, 2019, Wilshire Income Opportunities Fund entered into credit default swaps to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as Margin Deposits for Swap Contracts on the Statements of Assets and Liabilities. The average monthly notional value of credit default swaps for the Wilshire Income Opportunies Fund during the year ended December 31, 2019 was $5,479,360.

Futures Contracts – During the year ended December 31, 2019, Wilshire Income Opportunities Fund held futures contracts. The Portfolio may use futures contracts to gain exposure or to hedge asset classes such as currencies and fixed income. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolio deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains and losses. Variation margin is typically settled daily. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The long and short average monthly notional amount of futures contracts during the year ended December 31, 2019, was $46,735,700 for long contracts and $6,721,001 for short contracts.

Investment transactions and investment income – Investment transactions are recorded on a trade-date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

fixed income securities purchased are accreted or amortized using the effective interest method. Gains and losses on paydowns of mortgage-backed securities are reflected in interest income on the Statements of Operations. Distributions received on investments that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates. Settlement on bank loan transactions may be in excess of seven business days.

Borrowing costs – From time to time, the Portfolios may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Portfolios will incur borrowing costs charged by the custodian. These borrowing costs are shown as interest expense on the Statements of Operations.

Foreign taxes – The Portfolios may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest.

Mortgage, asset-backed and collateralized loan securities – Wilshire Income Opportunities Fund may invest in mortgage, asset-backed and collateralized loan securities, including collateralized loan obligations (“CLOs”), which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to owners on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, proceeds from the securities may have to be reinvested at a lower interest rate. This could lower the Portfolio’s return and result in losses to the Portfolio if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Portfolio may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.

Investments in CLOs may be subject to certain tax provisions that could result in the Portfolio incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows and investment results. Any unrealized losses the Portfolio experiences with respect to its CLO investments may be an indication of future realized losses.

Stripped Mortgage-Backed Securities (“SMBS”) – Wilshire Income Opportunities Fund may invest in SMBS. SMBS are derivative multi-class mortgage-backed securities which are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs are more volatile and sensitive to the rate of prepayments than other types of mortgage-backed securities, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate or economic environment. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Additionally, any prepayment penalties received for an IO are included in interest income on the Statements of Operations.

Loan participations and assignments – Wilshire Income Opportunities Fund may invest in direct debt instruments which are interests in amounts owed to lenders and lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Portfolio may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan accounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income on the Statements of Operations. The Portfolio currently holds $3,498 in unfunded loan commitments.

Foreign currency transactions – The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

●	fair value of investment securities, other assets and liabilities at the daily rates of exchange and

●	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The portion of the results of operations caused by changes in foreign exchange rates on investments are not isolated from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Net realized and unrealized gains (losses) from foreign currency related transactions include gains and losses between trade and settlement dates on investment transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Forward Foreign Currency Contracts – Wilshire Income Opportunities Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Portfolio positions or anticipated Portfolio positions. The Portfolio may also engage in currency transactions to enhance the Portfolio’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

are recorded. The Portfolio realizes gains and losses at the time forward foreign currency contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. The average monthly notional value of interest forward foreign currency contracts purchased and sold for Wilshire Income Opportunities Fund during the year ended December 31, 2019 was $72,997,058 and $84,000,777, respectively.

Centrally Cleared Swaps – For swaps that are centrally cleared, initial margins are posted, and daily changes in fair value are recorded as variation margin at the broker and may be recorded as a payable or receivable on the Statements of Assets and Liabilities as “Variation Margin on Derivative Instruments” and settled daily against the Portfolio’s margin account. Because the Portfolio’s margin does not leave the brokerage account until recalled, centrally cleared swaps are shown at unrealized appreciation (depreciation) on swap contracts, which closely approximates the accumulated variation margin. Initial margin is determined by each relevant clearing agency and is segregated at a broker account registered with the CFTC, or the applicable regulator. The Customer Account Agreements and related addendums governing the Company’s cleared swap transactions do not provide the Company with legal right of set off and are not associated with a master netting agreement.

Over-the-Counter (“OTC”) Derivative Contracts – To reduce counterparty risk for OTC transactions, Wilshire Income Opportunities Fund has entered into master netting arrangements, established within the International Swap Dealers Association, Inc. (“ISDA”) master agreements, which allow the Portfolio to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables for certain OTC positions for each individual counterparty. In addition, the Portfolio may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Portfolio. For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as Margin Deposits for Futures Contracts and Margin Deposits for Swap Contracts on the Statements of Assets and Liabilities. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance.

The average monthly notional value of over the counter exchange rate volatility swaps for the Wilshire Income Opportunities Fund during the year ended December 31, 2019 was $4,500.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

The following table presents, by derivative type, Wilshire Income Opportunities Fund’s OTC financial derivative instruments net of the related collateral pledged by counterparty at December 31, 2019. Collateral pledged may exceed the amount stated below.

	Derivative Assets				Derivative Liabilities
Counterparty	Forward Currency Contracts	Purchased Options	Volatility Swaps	Total	Forward Currency Contracts	Written Options	Swaptions	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged	Net Amount
Australia and New Zealand Banking Group Ltd.	$48,764	$—	$—	$48,764	$(197,243)	$—	$—	$(197,243)	$(148,479)	$—	$(148,479)
Bank of America, NA	—	—	—	—	—	—	(29,970)	(29,970)	(29,970)	—	(29,970)
BNP Paribas	—	7,546	—	7,546	—	(413)	—	(413)	7,133	—	7,133
BMO Capital Markets	4,272	—	—	4,272	—	—	—	—	4,272	—	4,272
Brown Brothers Harriman & Co.	86,431	—	—	86,431	(60,805)	—	—	(60,805)	25,626	—	25,626
Barclays Capital, Inc.	20,652	—	—	20,652	(15,054)	—	(1,544)	(16,598)	4,054	—	4,054
CIBC, Toronto	—	—	—	—	(15,529)	—	—	(15,529)	(15,529)	—	(15,529)
Citigroup	104,999	4,668	17,883	127,550	(90,943)	—	—	(90,943)	36,607	—	36,607
Goldman Sachs Bank, USA	190,220	—	—	190,220	(48,696)	—	—	(48,696)	141,524	—	141,524
HSBC Bank, USA	77,985	—	—	77,985	(201,722)	—	—	(201,722)	(123,737)	—	(123,737)
JPMChase, New York	102,036	—	—	102,036	(37,296)	—	—	(37,296)	64,740	—	64,740
Morgan Stanley Capital	68,947	—	8,974	77,921	(147,966)	—	—	(147,966)	(70,045)	—	(70,045)
National Australia Bank	31,711	—	—	31,711	(30,543)	—	—	(30,543)	1,168	—	1,168
Royal Bank of Canada, Toronto	75,325	—	—	75,325	(71,209)	—	—	(71,209)	4,116	—	4,116
Standard Chartered Securities N.A.	11,521	—	—	11,521	(69,750)	—	—	(69,750)	(58,229)	—	(58,229)
State Street Bank, Boston	375,681	—	—	375,681	(309,614)	—	—	(309,614)	66,067	—	66,067
TD Securities, Toronto	9,390	—	—	9,390	(16,086)	—	—	(16,086)	(6,696)	—	(6,696)
UBS AG, Stamford	39,040	—	—	39,040	(27,511)	—	—	(27,511)	11,529	—	11,529
Total	$1,246,974	$12,214	$26,857	$1,286,045	$(1,339,967)	$(413)	$(31,514)	$(1,371,894)	$(85,849)	$—	$(85,849)

Expense policy – Distribution and shareholder service fees directly attributable to a Class of shares are charged to that class’ operating expenses. Expenses of a Portfolio other than distribution and service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis.

Expenses that are attributable to both the Company and the Wilshire Variable Insurance Trust (an affiliated investment company) are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value (“NAV”) of each Class of each Portfolio’s shares.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

Investments in REITs – With respect to each Portfolio, dividend income is recorded based on the income included in distributions received from its REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Master Limited Partnerships (“MLPs”) – Each Portfolio may invest in MLPs, which are limited partnerships or limited liability companies whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange. MLPs are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest in the MLP of as much as 2% plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid at least once a year. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least once a year. Additional distributions of net investment income and net realized capital gains may be made at the discretion of the Board in order to avoid the application of a 4% non-deductible Federal excise tax.

Redemption fees – Wilshire International Equity Fund charges a redemption fee of 1% on redemption of its shares held for sixty days or less, subject to certain exceptions. During the years ended December 31, 2019 and December 31, 2018, Wilshire International Equity Fund collected $1,097 and $2,636, respectively, in redemption fees.

New Accounting Pronouncements – In March 2017, FASB issued ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in the ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Effective January 1, 2019, the Funds adopted ASU 2017-08 and the adoption did not have a material impact on the financial statements.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

3. Investment Adviser and Other Service Providers.

Pursuant to the Advisory Agreement between the Company and the Adviser, the Adviser charges annual fees of 0.75% of average daily net assets for the first $1 billion and 0.65% thereafter for each of Large Company Growth Portfolio and Large Company Value Portfolio; 0.85% of average daily net assets for the first $1 billion and 0.75% thereafter for each of Small Company Growth Portfolio and Small Company Value Portfolio; 0.10% of the average daily net assets for the first $1 billion and 0.07% thereafter for Wilshire 5000 IndexSM Fund; 1.00% of the average daily net assets for the first $1 billion and 0.90% thereafter for Wilshire International Equity Fund; and 0.60% of average daily net assets for Wilshire Income Opportunities Fund.

The Adviser has entered into expense limitation agreements with Large Company Growth Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.30% and 1.00% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has entered into expense limitation agreements with Small Company Growth Portfolio and Small Company Value Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.35% and 1.10% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has also entered into an expense limitation agreement with Wilshire International Equity Fund requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has also entered into an expense limitation agreement with Wilshire Income Opportunities Fund requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses and extraordinary expenses) to 1.15% and 0.90% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. These agreements to limit expenses continue through at least April 30, 2020. The Adviser may recoup the amount of any fee reductions or expense reimbursements within three years after the day on which it reduced its fees or reimbursed expenses if the recoupment does not cause a Portfolio’s expenses to exceed the expense limitation that was in place at the time of the fee reduction or expense reimbursement.

During the year ended December 31, 2019, the Adviser reduced fees, reimbursed expenses or recouped fees as follows:

Portfolio	Fees Reductions/ Reimbursements	Fees Recouped
Large Company Growth Portfolio	$12,196	$1,594
Small Company Growth Portfolio	106,613	1,081
Small Company Value Portfolio	110,173	1,316
International Equity Fund	131,671	9,292
Wilshire Income Opportunities Fund .	1,342	—

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

As of December 31, 2019, the amounts of fee reductions and expense reimbursements subject to recovery by the Adviser from Large Company Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire International Equity Fund and Wilshire Income Opportunities Fund are $10,602, $264,946, $262,320, $136,867 and $5,295, respectively. The portions of these amounts that the Adviser may recover expire no later than the following dates:

Portfolio	January 1 – December 31, 2020	January 1 – December 31, 2021	January 1 – December 31, 2022
Large Company Growth Portfolio	$—	$—	$10,602
Small Company Growth Portfolio	53,561	104,772	106,613
Small Company Value Portfolio	55,407	96,740	110,173
International Equity Fund	2,177	3,019	131,671
Wilshire Income Opportunities Fund	3,021	932	1,342

The Board has approved Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), Victory Capital Management Inc., through its investment franchise NewBridge Asset Management (“NewBridge”), Pzena Investment Management, LLC (“Pzena”), Barrow, Hanley, Mewhinney and Strauss, LLC (“BHMS”), Ranger Investment Management, LLC (“Ranger”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), DoubleLine® Capital LP (“DoubleLine”), WCM Investment Management, LLC (“WCM”), Voya Investment Management Co. LLC (“Voya”), Manulife Asset Management (US) LLC (“Manulife”), Lazard Asset Management LLC (“Lazard”), Hotchkis & Wiley Capital Management, LLC (“H&W”), and Diamond Hill Capital Management, Inc. (“Diamond Hill”) (collectively the “Sub-Advisers”) to provide sub-advisory services for the Portfolios. L.A. Capital, Loomis Sayles and NewBridge each manage a portion of Large Company Growth Portfolio. L.A. Capital, Pzena and BHMS each manage a portion of Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of Small Company Growth Portfolio. L.A. Capital, H&W and Diamond Hill each manage a portion of Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for Wilshire 5000 IndexSM Fund. L.A. Capital, Pzena, Lazard and WCM each manage a portion of Wilshire International Equity Fund. DoubleLine, Voya and Manulife each manage a portion of Wilshire Income Opportunities Fund.

The Sub-Advisers are subject to the Adviser’s oversight. The fees of the Sub-Advisers are paid by the Adviser.

The Portfolios are permitted to purchase and sell securities from or to certain affiliates under specific conditions outlined in the Rule 17a-7 procedures adopted by the Board. The procedures are designed to ensure that any purchase or sale of securities by a Portfolio from or to another mutual fund or separate account that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. During the year ended December 31, 2019, there were no such transactions by the Portfolios.

DST Systems, Inc. serves as the Company’s transfer agent and dividend disbursing agent. U.S. Bank N.A. serves as the Company’s custodian. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator”) serves as the Company’s administrator and accounting agent and Compass Distributors, LLC, serves as the Company’s principal underwriter effective November 25, 2019.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

Ultimus Fund Solutions, LLC served as the Company’s administrator and accounting agent, Ultimus Fund Distributors, LLC served as the Fund’s principal underwriter, and the Northern Trust Company served as the Company’s custodian until November 24, 2019.

Officers’ and Directors’ Expenses – Certain officers of the Company are affiliated with and receive remuneration from the Adviser or the Administrator. During the fiscal year ended December 31, 2019, certain officers of the Company were employees of Ultimus Fund Solutions, the Company’s former administrator. Those officers resigned effective with the Company’s engagement of U.S. Bancorp Fund Services, LLC as administrator. The Company does not pay any remuneration to its officers. The Company and the Wilshire Variable Insurance Trust together pay each director who is not an interested person of the Company (“Independent Director”) an annual retainer of $48,000, an annual additional retainer for each Committee chair of $12,000 and an annual additional retainer to the Board chair of $12,000. In addition, each Independent Director is compensated for Board and Committee meeting attendance in accordance with the following schedule: an in-person Board meeting fee of $6,000 for Independent Directors and $7,000 for the Board chair; a telephonic Board meeting fee of $3,000 for Independent Directors and $3,500 for the Board chair; and a telephonic Committee meeting fee of $500.

Certain officers and an interested Director of the Company may also be officers or employees of the Adviser, Administrator, or their affiliates. Prior to November 25, 2019, certain employees of Ultimus Fund Solutions, LLC served as officers of the Company. They receive no fees for serving as officers or as an interested Trustee of the Trust.

4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly.

The Board has adopted a shareholder services and distribution plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, on behalf of the Investment Class Shares of each Portfolio. Under the Plan, each Portfolio may pay up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares for certain services provided by financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares. During the year ended December 31, 2019, the distribution and service fee expenses incurred by the Investment Class of the Portfolios was 0.25% of the respective average net assets of the Investment Class of each Portfolio.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.15% of the average daily net assets of Investment Class Shares and Institutional Class Shares, respectively. For the year ended December 31, 2019, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.127%	0.055%
Large Company Value Portfolio	0.070%	0.047%
Small Company Growth Portfolio	0.089%	0.067%
Small Company Value Portfolio	0.102%	0.073%
Wilshire 5000 IndexSM Fund	0.064%	0.026%
Wilshire International Equity Fund	0.141%	0.038%
Wilshire Income Opportunities Fund	0.142%	0.055%

Fees paid indirectly – The Company has a brokerage commission recapture program with Cowen and Company, LLC (“Cowen”), pursuant to which a portion of the Portfolios’ commissions generated from transactions directed to Cowen are used to reduce the Portfolios’ expenses. Under such program, Cowen, as introducing broker, retains a portion of the Portfolios’ commissions.

Such commissions rebated to the Portfolios during the year ended December 31, 2019 were as follows:

Large Company Growth Portfolio	$2,913
Large Company Value Portfolio	5,037
Small Company Growth Portfolio	8,192
Small Company Value Portfolio	7,544
Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	5,154
Wilshire Income Opportunities Fund	—

For the year ended December 31, 2019, Cowen retained the following commissions:

Large Company Growth Portfolio	$613
Large Company Value Portfolio	1,153
Small Company Growth Portfolio	1,189
Small Company Value Portfolio	1,187
Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	907
Wilshire Income Opportunities Fund	—

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

5. Investment Transactions.

During the year ended December 31, 2019, aggregate cost of purchases and proceeds from sales and maturities of investments, other than affiliated investments, short-term investments, short sales and purchases to cover short sales, and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales and Maturities
Large Company Growth Portfolio	$88,958,430	$133,975,108
Large Company Value Portfolio	90,362,345	121,710,792
Small Company Growth Portfolio	39,619,862	44,265,735
Small Company Value Portfolio	95,067,354	96,651,539
Wilshire 5000 IndexSM Fund	4,866,657	14,008,559
Wilshire International Equity Fund	198,543,923	269,156,682
Wilshire Income Opportunities Fund	180,658,676	219,226,583

Purchases and sales and maturities of long-term U.S. Government securities during the year ended December 31, 2019 were:

Portfolio	Purchases	Sales and Maturities
Wilshire Income Opportunities Fund	$79,360,812	$73,502,214

Due to Voya managing a portion of Wilshire Income Opportunities Fund during the year ended December 31, 2019, certain securities held by such Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire Income Opportunities Fund during the year ended December 31, 2019 and the value of such investments as of December 31, 2019 were as follows:

Counterparty	Value as of December 31, 2018	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value as of December 31, 2019	Income Distributions
Voya Emerging Markets Hard Currency Debt Fund - Class P	$3,001,354	$182,113	$—	$—	$281,462	$3,464,929	$167,115
Voya Floating Rate Fund - Class P	12,807,636	4,276,597	(8,169,502)	(274,454)	366,303	9,006,580	702,224
Voya High Yield Bond Fund - Class P	1,550,927	60,157	(1,725,333)	15,875	98,374	—	52,165
	$17,359,917	$4,518,867	$(9,894,835)	$(258,579)	$746,139	$12,471,509	$921,504

6. Derivative Transactions.

Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire International Equity Fund did not hold any derivative instruments as of or during the year ended December 31, 2019.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

At December 31, 2019, Wilshire Income Opportunities Fund is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin receivable on futures contracts	$84,676	N/A	$(132,608)
	Centrally cleared interest rate swaps	Unrealized appreciation on swap contracts	41,929	N/A	—
	Interest rate swaptions	N/A	—	Unrealized depreciation on swaption contracts	(31,514)
Credit	Credit default swap contracts	Unrealized appreciation on swap contracts	70,078	Unrealized depreciation on swaps contracts	(59,445)
Currency	Forward foreign currency exchange contracts	Unrealized appreciation on foreign forward currency contracts	1,246,974	Unrealized depreciation on foreign forward currency contracts	(1,339,967)
	OTC volatility foreign exchange swaps	Unrealized appreciation on swap contracts	26,857	N/A	—
	OTC currency options	Investments in unaffiliated securities, at value	12,214	Options written, at value	(413)

*

Includes cumulative appreciation (depreciation) as reported on the Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short. For futures contracts, only current day’s variation margin in reported within the Statements of Assets and Liabilities.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

For the year ended December 31, 2019, the effect of derivative contracts in Wilshire Income Opportunities Fund’s Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest Rate	Futures contracts	Futures contracts	$783,068	$(144,746)
Interest Rate	Swaptions	Swaption contracts	(356,275)	(31,514)
Interest Rate	Swap contracts	Swap contracts	(40,398)	41,929
Credit Default	Swap contracts	Swap contracts	(504,441)	890,685
Currency	Forward foreign currency exchange contracts	Forward foreign currency contracts	863,710	(299,898)
Currency	Written Options	Option contracts written	13,086	11,179
Currency	Purchased Options	Unaffiliated investments	(17,599)	(46,982)
Currency	Swap contracts	Swap contracts	(5,398)	26,857

7. Securities Lending.

Each Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party that is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting the loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. U.S. Bank N.A., the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. Prior to November 25, 2019, Northern Trust Company was the Portfolio’s custodian and acted as the securities lending agent. The

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

value of the securities on loan and the cash collateral at December 31, 2019 are shown on the Statements of Assets and Liabilities. Shares of the First American Government Obligations Fund – Class X were purchased with proceeds from cash collateral received from securities on loan.

The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2019:

Portfolio	Value of Securities on Loan	Value of Cash Collateral Received
Large Company Growth Portfolio	$—	$—
Large Company Value Portfolio	—	—
Small Company Growth Portfolio	655,849	655,849
Small Company Value Portfolio	3,294	3,294
Wilshire 5000 IndexSM Fund	124,705	124,705
Wilshire International Equity Fund	—	—
Wilshire Income Opportunities Fund	512,507	512,507

*	The amount of collateral reflected in the table above does not include any over collateralization received by the Portfolios.

8. Capital Share Transactions.

Transactions in shares of the Portfolios are summarized below:

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO		SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	17,352	53,223	21,735	29,422	51,338	67,784	33,323	32,714
Shares issued as reinvestment of distributions	152,946	240,411	16,376	23,016	6,778	21,579	1,571	15,059
Shares redeemed	(212,802)	(215,382)	(34,716)	(63,077)	(71,466)	(167,868)	(54,132)	(57,676)
Net increase (decrease) in Investment Class shares outstanding	(42,504)	78,252	3,395	(10,639)	(13,350)	(78,505)	(19,238)	(9,903)
Shares outstanding at beginning of year	1,700,531	1,622,279	298,392	309,031	375,989	454,494	264,319	274,222
Shares outstanding at end of year	1,658,027	1,700,531	301,787	298,392	362,639	375,989	245,081	264,319

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO		SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018
Institutional Class shares:
Shares sold	232,393	1,659,401	673,699	6,469,168	215,350	933,681	326,769	1,441,980
Shares issued as reinvestment of distributions	254,132	434,809	472,350	718,766	24,817	86,153	17,611	127,502
Shares redeemed	(1,145,618)	(2,042,180)	(2,511,462)	(3,704,924)	(327,233)	(486,281)	(410,950)	(480,681)
Net increase (decrease) in Institutional Class shares outstanding	(659,093)	52,030	(1,365,413)	3,483,010	(87,066)	533,553	(66,570)	1,088,801
Shares outstanding at beginning of year	4,065,832	4,013,802	10,733,721	7,250,711	1,881,875	1,348,322	2,533,095	1,444,294
Shares outstanding at end of year	3,406,739	4,065,832	9,368,308	10,733,721	1,794,809	1,881,875	2,466,525	2,533,095

	WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND		WILSHIRE INCOME OPPORTUNITIES FUND
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	396,564	716,562	79,760	109,186	66,725	86,963
Shares issued as reinvestment of distributions	331,886	381,135	2,724	13,328	6,200	5,241
Shares redeemed	(880,750)	(1,047,065)	(152,014)	(196,470)	(78,106)	(528,689)
Net increase (decrease) in Investment Class shares outstanding	(152,300)	50,632	(69,530)	(73,956)	(5,181)	(436,485)
Shares outstanding at beginning of year	7,221,052	7,170,420	299,238	373,194	188,696	625,181
Shares outstanding at end of year	7,068,752	7,221,052	229,708	299,238	183,515	188,696

Institutional Class shares:
Shares sold	92,501	130,658	3,387,005	17,699,282	2,899,800	8,602,933
Shares issued as reinvestment of distributions	70,887	77,552	509,092	1,645,158	1,176,240	1,089,140
Shares redeemed	(136,021)	(163,444)	(11,022,296)	(9,383,097)	(7,346,457)	(8,273,742)
Net increase (decrease) in Institutional Class shares outstanding	27,367	44,766	(7,126,199)	9,961,343	(3,270,417)	1,418,331
Shares outstanding at beginning of year	1,728,336	1,683,570	41,761,378	31,800,035	31,758,868	30,340,537
Shares outstanding at end of year	1,755,703	1,728,336	34,635,179	41,761,378	28,488,451	31,758,868

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

9. Significant Shareholders.

On December 31, 2019, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (3 omnibus shareholders)	63%
Large Company Value Portfolio (3 omnibus shareholder)	69%
Small Company Growth Portfolio (3 omnibus shareholders)	58%
Small Company Value Portfolio (4 omnibus shareholders)	75%
Wilshire 5000 IndexSM Fund (3 omnibus shareholders)	56%
Wilshire International Equity Fund (3 omnibus shareholders)	74%
Wilshire Income Opportunities Fund (2 omnibus shareholders)	65%

As of December 31, 2019, an affiliated investment company, also advised by the Adviser, owned the following amounts of the outstanding shares of the Portfolios:

Portfolio
Large Company Growth Portfolio	23%
Large Company Value Portfolio	35%
Small Company Growth Portfolio	25%
Small Company Value Portfolio	26%
Wilshire 5000 IndexSM Fund	0%
Wilshire International Equity Fund	46%
Wilshire Income Opportunities Fund	41%

10. Tax Information.

No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code and distributes to shareholders all of its taxable income and net realized gains. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including,

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

but not limited to, examination by tax authorities of returns filed in the last 3 years and on-going analysis of and changes to tax laws, regulations and interpretations thereof. The Portfolios identify their major tax jurisdiction as U.S. Federal.

The federal tax cost of portfolio securities and unrealized appreciation and depreciation and the components of accumulated earnings (losses) for income tax purposes as of December 31, 2019 for each Portfolio are as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Tax cost of portfolio investments	$122,388,863	$165,046,503	$49,288,727	$56,738,396	$56,088,027	$325,700,748	$286,980,600
Gross unrealized appreciation	91,787,507	35,734,212	16,150,906	4,742,192	148,739,844	77,431,880	13,194,808
Gross unrealized depreciation	(3,284,533)	(9,343,317)	(1,617,703)	(1,175,655)	(4,431,463)	(16,617,099)	(5,275,274)
Net unrealized appreciation	88,502,974	26,390,895	14,533,203	3,566,537	144,308,381	60,814,781	7,919,534

Undistributed ordinary income	—	—	—	—	—	411,602	85,415
Undistributed long-term capital gain	4,468,894	1,933,593	691,792	891,711	2,047,535	—	—
Total distributable earnings	4,468,894	1,933,593	691,792	891,711	2,047,535	411,602	85,415

Accumulated other gains (losses)	—	20	—	—	—	(1,189,363)	(1,550,017)

Accumulated earnings	92,971,868	28,324,508	15,224,995	4,458,248	146,355,916	60,037,020	6,454,932

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, material debt modifications, royalty trust basis adjustments, and investment in passive foreign investment companies.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

The tax character of distributions declared during the periods ended December 31, 2019 and December 31, 2018 was as follows:

Portfolio	2019 Ordinary Income	2019 Long-Term Capital Gains	2018 Ordinary Income	2018 Long-Term Capital Gains
Large Company Growth Fund	$—	$18,546,479	$2,240,277	$27,070,477
Large Company Value Portfolio	3,559,414	7,871,653	4,328,602	12,086,254
Small Company Growth Portfolio	—	1,111,412	281,539	2,810,134
Small Company Value Portfolio	520,092	10,887	905,824	2,313,423
Wilshire 5000 Index Fund	2,724,287	7,288,879	2,704,449	6,901,955
Wilshire International Equity Fund	6,505,347	—	6,145,911	13,584,130
Wilshire Income Opportunity Fund	12,358,669	—	10,781,680	—

As of December 31, 2019, the Wilshire Income Opportunities Fund and the Wilshire International Equity Fund had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes which do not expire:

Portfolio	Short-Term Loss	Long-Term Loss	Total
Wilshire Income Opportunities Fund	$722,358	$711,121	$1,433,479
Wilshire International Equity Fund	$844,411	$—	$844,411

These CLCFs may be utilized in the current and futures years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the year ended December 31, 2019, the following reclassifications were made on the Statements of Assets and Liabilities as a result of permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunity Fund
Accumulated earnings (deficit)	$339,343	$—	$283,903	$—	$—	$40,322	$(3)
Paid-in capital	$(339,343)	$—	$(283,903)	$—	$—	$(40,322)	$3

Such reclassifications, primarily related to net operating losses, are the result of permanent differences between financial statement and income tax reporting requirements and had no effect on each Portfolio’s net assets or NAV per share.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

11. Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

12. Certain Investment Risks.

Asset-backed securities (“ABS”) risk – Investors in ABS, including mortgage-backed securities (“MBS”) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.

Collateralized debt obligation (“CDO”) risk – A CDO is an ABS whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs are subject to the same risk of prepayment described for certain mortgage-related and ABS, and are subject to credit risk, interest rate risk and default risk. The market value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.

Forward contracts risk – There may be an imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of Wilshire Income Opportunities Fund’s NAV. The Portfolio bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Portfolio will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Portfolio’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.

Interest rate risk – For debt securities, interest rate risk is the possibility that the market price will fall because of changing interest rates. In general, debt securities’ market prices rise or fall inversely to changes in interest rates. If interest rates rise, bond market prices generally fall; if interest rates fall, bond market prices generally rise. In addition, for a given change in interest rates, the market price of longer-maturity bonds fluctuates more (gaining or losing more in value) than shorter-maturity bonds. There may be less governmental intervention in influencing interest rates in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on the market prices of fixed income securities and could negatively affect a Portfolio’s NAV.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

Credit risk – A Portfolio’s debt instruments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if a Portfolio concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of ABS may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, ABS and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying ABS can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Counterparty credit risk – Counterparty credit risk is the risk that a counterparty to a financial instrument will fail on a commitment that it has entered into with a Portfolio. A Portfolio’s Sub-Adviser seeks to minimize counterparty credit risk by monitoring the creditworthiness of each counterparty on an ongoing basis.

Foreign security risk – Wilshire International Equity Fund and Wilshire Income Opportunities Fund invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in foreign countries. The market values of the Portfolios’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Sector Risk – If a Portfolio has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Portfolio than would be the case if the Portfolio did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Portfolio and increase the volatility of the Portfolio’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2019

instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Portfolio’s holdings would be adversely affected. As of December 31, 2019, Large Company Growth Portfolio had 34.1% of the value of its net assets invested in stocks within the Information Technology sector; Large Company Value Portfolio had 27.0% of the value of its net assets invested in stocks within the Financials sector; Small Company Growth Portfolio had 26.7% and 26.9% of the value of its net assets invested in stocks within the Health Care and Information Technology sectors, respectively; and Small Company Value Portfolio had 30.6% of the value of its net assets invested in stocks within the Financials sector.

A more complete description of risks is included in each Portfolio’s prospectus and Statement of Additional Information.

13. Contingencies.

Wilshire 5000 IndexSM Fund was named as a defendant and a putative member of a proposed defendant class of shareholders in a lawsuit filed on December 7, 2010 in the U.S. Bankruptcy Court for the District of Delaware, and on March 6, 2012 in the District Court for the Southern District of New York, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The 2010 lawsuit was brought by the Official Committee of Unsecured Creditors of the Tribune Company and the 2012 lawsuit was brought by Deutsche Bank, as trustee for senior noteholders of Tribune Company. Both lawsuits relate to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007 less than a year prior to Tribune Company’s bankruptcy filing. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who meet certain jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek to recover those proceeds, together with interest and attorneys’ fees and expenses, as fraudulent transfers under the Bankruptcy Act or various state laws. In 2013, the Complaint in the 2012 lawsuit was dismissed and the Second Circuit Court of Appeals recently affirmed the dismissal and the plaintiffs filed a petition for review by the Supreme Court. In April 2018, the Supreme Court deferred consideration of the petition to allow the Second Circuit to consider whether it would be appropriate to vacate the judgment in light of a 2018 Supreme Court decision in another case. In May 2018, the Second Circuit recalled its judgment mandate in anticipation of further panel review. On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the dismissal. The Adviser does not expect the Portfolio to be materially impacted by the lawsuits.

14. Subsequent Event Evaluation.

The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to these financial statements except as follows:

As it relates to the contingency described in Note 13 to the financial statements, the Second Circuit in the Tribune proceeding denied a motion for a rehearing filed by the plaintiff on February 6, 2020. On February 13, 2020, the Second Circuit in the Deutsche Bank case issued a judgment mandate affirming the district court’s dismissal. The plaintiffs may now petition the Supreme Court for a writ of certiorari if they desire. See Note 13 for additional information.

Wilshire Mutual Funds, Inc. Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Wilshire Mutual Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the condensed schedules of investments, of Wilshire Mutual Funds, Inc. comprising Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, and Wilshire International Equity Fund, and the statement of assets and liabilities, including the schedules of investments, futures contracts, forward foreign currency contracts, written options, interest rate swaptions purchased, credit default swaps, centrally cleared interest rate swaps and over the counter exchange rate volatility swaps of Wilshire Income Opportunities Fund (the “Funds”) as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the three years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of December 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended December 31, 2016, and prior, were audited by other auditors whose report dated February 28, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, counterparties and brokers or by other appropriate auditing procedures where replies from brokers or counterparties were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 28, 2020

Wilshire Mutual Funds, Inc. Additional Fund Information (Unaudited)

The Board of Directors, four of whom are not considered “interested persons” of the Company within the meaning of the 1940 Act (the “Independent Directors”), has responsibility for the overall management and operations of the Company. The Board establishes the Company’s policies and meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Company.

Set forth below are the names of the Directors and executive officers of the Company, their ages, business addresses, positions and terms of office, their principal occupations during the past five years, and other directorships held by them, including directorships in public companies. The address of each Director and officer is 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director Over the Past Five Years
NON-INTERESTED DIRECTORS
Roger A. Formisano, 71	Director	Since 2002	Retired; formerly Vice President, University Medical Foundation, (2006 to 2018); formerly Director, The Center for Leadership and Applied Business, UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC	8	Wilshire Variable Insurance Trust (1 Fund)
Edward Gubman, 69	Director	Since 2011	Retired; formerly Founder and Principal, Strategic Talent Solutions (2004 to 2009); Consultant, Gubman Consulting (2001 to 2003); Account Manager and Global Practice Leader, Hewitt Associates (1983 to 2000)	8	Wilshire Variable Insurance Trust (1 Fund)
Suanne K. Luhn, 65	Director	Since 2008	Retired; formerly Chief Compliance Officer, Bahl & Gaynor (investment adviser) (1990 to 2006)	8	Wilshire Variable Insurance Trust (1 Fund)
George J. Zock, 69	Director, Chairperson of the Board	Since 2006	Independent Consultant; Consultant, Horace Mann Service Corporation (2004 to 2005); Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation (1997 to 2003)	8	Wilshire Variable Insurance Trust (1 Fund); Armed Forces Insurance Exchange

Wilshire Mutual Funds, Inc. Additional Fund Information (Unaudited) - (Continued)

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director Over the Past Five Years
Elizabeth A. Levy-Navarro, 56	Director	Since 2019	Independent Corporate Advisor (since 2018); Chief Executive Officer, Orrington Strategies (since 2002); Partner, Practice Leader, and Operating Committee Member for a division of Nielsen Holdings (1993-2002).	8	Wilshire Variable Insurance Trust (1 Fund)
INTERESTED DIRECTOR and PRESIDENT
Jason Schwarz(2), 45	Director and President	Director since 2018/ President since 2012	President, Wilshire Funds Management (since 2014); President, Wilshire Analytics (Since 2017); Managing Director, Head of Wilshire Funds Management’s Client Service, Sales, Marketing and Distribution functions (2005-2014).	8	Wilshire Variable Insurance Trust (1 Fund)
OFFICERS
Benkai Bouey, 49	Chief Compliance Officer	Since 2015

Chief Compliance Officer, Wilshire Associates Incorporated. (since 2012); Attorney, Benkai Bouey, Attorney at Law (2010-2013); Client Relationship Manager, Horizon Asset Management, Inc. (2008 to 2010)

				N/A	N/A
Reena S. Lalji, 48	Secretary	Since 2009	Managing Director and General Counsel, Wilshire Associates Incorporated (since 2009); Senior Counsel, Royal Bank of Canada (2003 to 2008)	N/A	N/A
Nathan R. Palmer, 44	Vice President	Since 2011

Managing Director, Wilshire Funds Management (since 2011); Senior Investment Management Associate, Convergent Wealth Advisors (2009 to 2010); Director of Public Markets, Investment Office, California Institute of Technology (2008 to 2009). Treasury Manager, Retirement Investments, Intel Corporation (2004 to 2008)

				N/A	N/A

Wilshire Mutual Funds, Inc. Additional Fund Information (Unaudited) - (Continued)

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director Over the Past Five Years
Michael Wauters, 53	Treasurer	Since 2009

Chief Financial Officer, Wilshire Associates Incorporated (since 2012); Controller, Wilshire Associates Incorporated (2009 to 2012); Assistant Vice President- Financial Operations, Pacific Life Insurance Company (2000 to 2009)

				N/A	N/A
Josh Emanuel, 40	Vice President	Since 2015

Managing Director, Wilshire Associates Incorporated (since 2015); Chief Investment Officer, Wilshire Funds Management (since 2015); Chief Investment Officer, The Elements Financial Group, LLC (2010-2015)

				N/A	N/A

(1)

Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

(2)	Mr. Schwarz is considered an Interested Director because he is an officer of Wilshire.

The Statement of Additional Information includes additional information about Directors and is available free of charge by calling the Funds toll free at 1-866-591-1568.

Wilshire Mutual Funds, Inc. Additional Fund Information (Unaudited) - (Continued)

Information on Proxy Voting

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30, is available at no charge, upon request by calling (866) 591-1568, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at www.sec.gov.

Information on Form N-PORT

The Company files its complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Shareholders may revoke their consent to householding at any time by calling (866) 591-1568. Upon receipt of a shareholder’s revocation, the Company will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

Wilshire Mutual Funds, Inc. Tax Information (Unaudited)

For the year ended December 31, 2019, the Portfolios designated the following long-term capital gain distributions:

Portfolio	Amount
Large Company Growth Fund	$18,546,479
Large Company Value Portfolio	$7,871,653
Small Company Growth Portfolio	$1,111,412
Small Company Value Portfolio	$10,887
Wilshire 5000 Index Fund	$7,288,879
Wilshire Income Opportunity Fund	$—
Wilshire International Equity Fund	$—

Of the distributions made by the following Portfolios, the corresponding percentages represent the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

Portfolio	Percentage
Large Company Growth Fund	0.00%
Large Company Value Portfolio	100.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	100.00%
Wilshire 5000 Index Fund	100.00%
Wilshire Income Opportunity Fund	1.55%
Wilshire International Equity Fund	1.18%

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, the Portfolios designate the following percentages of their income dividends distributed in 2019 as qualified dividend income as defined in Section 1(h)(II) of the Internal Revenue Code.

Portfolio	Percentage
Large Company Growth Fund	0.00%
Large Company Value Portfolio	100.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	100.00%
Wilshire 5000 Index Fund	100.00%
Wilshire Income Opportunity Fund	1.55%
Wilshire International Equity Fund	100.00%

Wilshire Mutual Funds, Inc. Tax Information (Unaudited) - (Continued)

Pursuant to the American Jobs Creation Act of 2004, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, the Portfolios listed below designate the following percentages of short-term capital gain distributions as qualified short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors.

Portfolio	Percentage
Large Company Growth Fund	0.00%
Large Company Value Portfolio	0.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	0.00%
Wilshire 5000 Index Fund	0.00%
Wilshire Income Opportunity Fund	0.00%
Wilshire International Equity Fund	0.00%

Foreign Tax Credit Pass Through

The Portfolios intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Wilshire International Equity Fund’s foreign source income per share was $0.28 and the foreign tax expense per share was $0.03 per share. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2019. These shareholders will receive more detailed information along with their 2019 Form 1099-DIV.

Wilshire Mutual Funds, Inc. Board Approval of Advisory Agreement (Unaudited)

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series:

● Large Company Growth Portfolio	● Large Company Value Portfolio
● Small Company Growth Portfolio	● Small Company Value Portfolio
● Wilshire 5000 Index Fund	● Wilshire Income Opportunities Fund
● Wilshire International Equity Fund

(Each of the foregoing series may be referred to herein as a “Fund” and collectively, as the “Funds.”)

During the six months ended December 31, 2019, the Board of Directors of the Company (the “Board,” with the members of the Board referred to individually as the “Directors”) approved the renewal for an additional one-year term of the investment advisory agreement between Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), the investment adviser to each Fund, and the Company, with respect to each of the Funds (the “Advisory Agreement”).

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Directors who are not “interested person[s],” as defined by the 1940 Act, of the Funds (the “Independent Directors”) casting votes in person at a meeting called for such purpose.

The Board approved the renewal of the Advisory Agreement following an extensive process that concluded at the Board’s November 5, 2019 meeting (the “November Meeting”). As required by the 1940 Act, the approval was confirmed by the separate vote of the Independent Directors, casting votes in person at a meeting called for such purpose. As part of their review process, the Independent Directors were represented by independent legal counsel (“Independent Legal Counsel”), from whom the Independent Directors received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Independent Directors various key aspects of the Directors’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and advised them of the relevant legal standards.

Information Requested and Received

At the direction of the Independent Directors, Independent Legal Counsel sent a memorandum to the Adviser requesting information regarding the Advisory Agreement to be provided to the Directors in advance of the November Meeting.

In response to the request for information, the Directors received information from the Adviser regarding the factors underlying its recommendation to approve the Advisory Agreement. In particular, the Directors received information from the Adviser as to each Fund describing: (i) the nature, extent and quality of services provided; (ii) the financial condition of the Adviser and its ability to provide the contracted-for services under the Advisory Agreement; (iii) the investment performance of the Fund as provided by the Adviser based upon data gathered

Wilshire Mutual Funds, Inc. Board Approval of Advisory Agreement (Unaudited) - (continued)

from the Morningstar Direct database (“Morningstar”), along with a comparison to its benchmark index: (iv) the costs of services provided and estimated profits realized by the Adviser; (v) the extent to which economies of scale are realized as the Fund grows; (vi) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vii) comparisons of amounts paid by other registered investment companies as provided by Wilshire based upon data gathered from Morningstar; and (viii) fall-out benefits realized by the Adviser from its relationship with the Fund. The Independent Directors also received a memorandum from Independent Legal Counsel describing their duties in connection with advisory contract proposals, and they were assisted in their review by Independent Legal Counsel.

Factors Considered

In connection with its deliberations regarding the proposed renewal of the Advisory Agreement, the Board considered such information and factors as it believed to be relevant in the exercise of its business judgment. As described below, the Board considered the nature, extent and quality of the services performed by the Adviser under the Advisory Agreement; comparative fees as provided by the Adviser; the profits realized by the Adviser; the extent to which the Adviser realizes economies of scale as a Fund grows; and whether any fall-out benefits are being realized by the Adviser. The Board also took into account the various materials received from the Adviser, its discussions with management and the guidance provided by Independent Legal Counsel in private sessions at which no representatives of the Adviser were present. In addition, as a part of its evaluation, the Board considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Directors), which also met on November 5, 2019 to review data on the Adviser’s performance. Recognizing that the evaluation process with respect to the services provided by the Adviser is an ongoing one, the Board also considered information reviewed by the Board during the year at other Board and Board committee meetings. The Board considered the foregoing information and all materials provided in the context of its accumulated experience governing the Funds and weighed the factors and standards discussed with Independent Legal Counsel.

In deciding to approve the renewal of the Advisory Agreement, the Board did not identify any single factor as all-important or controlling and each Director, in the exercise of his or her business judgment, may attribute different weights to the various factors. The Board based its decision on the totality of the circumstances and relevant factors. This summary discusses the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval and does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Based upon its evaluation of all materials provided, and its determination that it had received sufficient information to make an informed business decision with respect to the Advisory Agreement, the Board concluded that it was in the best interests of each Fund to approve the renewal of the Advisory Agreement.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of services provided by the Adviser, the Board considered the functions currently performed by the Adviser, noting that the Adviser performs certain administrative functions on behalf of the Funds. The Board considered the experience and skills of the senior management leading Fund operations, the experience and skills of the key personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. In evaluating the services provided by the Adviser, the Board

Wilshire Mutual Funds, Inc. Board Approval of Advisory Agreement (Unaudited) - (continued)

took into account each Fund’s portfolio management structure, whereby the Adviser identifies, evaluates and oversees managers it believes are “best-in-class” to act as sub-adviser(s) to the Fund. Thus, the Board considered the capabilities and expertise of the Adviser’s personnel responsible for implementing the multi-manager portfolio construction methodology and considered the information provided by the Adviser regarding investment oversight and risk management processes.

The Board considered the compliance program established by the Adviser and the level of compliance maintained for the Funds. In addition, the Board considered the regular reports it receives from the Funds’ Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also took into account information regarding the Adviser’s disaster recovery and contingency plans and data protection safeguards, among other things.

The Board considered the Adviser’s financial condition, and considered the financial support provided by the Adviser to each of Small Company Growth Portfolio, Small Company Value Portfolio, Large Company Growth Portfolio, Wilshire Income Opportunities Fund and Wilshire International Equity Fund pursuant to expense limitation agreements. In this connection, the Board reviewed, among other things, the Adviser’s audited consolidated financial statements as of December 31, 2018, as well as information regarding the firm’s business plans. The Board also noted the Adviser’s commitment to ensuring that sufficient resources will continue to be available in the future for servicing the Funds.

In connection with its evaluation of the quality of services provided by the Adviser, the Board reviewed information on the performance of the Investment Class shares of each actively managed Fund—i.e., each of the Funds, with the exception of the Wilshire 5000 Index Fund (the “Index Fund”)—for the annualized one-, three-, five- and ten-year periods ended September 30, 2019, as applicable, in comparison to each Fund’s benchmark and a peer group of funds determined by Wilshire based upon the Morningstar database for the same periods.

With respect to the Index Fund, the Board took into account that, unlike the other Funds, its investment objective is to replicate as closely as possible the performance of an index, the Wilshire 5000 Index. In this regard, the Board noted that, in view of the distinctive investment objective of the Index Fund and the expectations of shareholders, the investment performance of the Index Fund in absolute terms was not of the relevance that normally attaches to the performance of actively managed Funds. Of greater relevance to the Board was the extent to which the Index Fund’s performance tracked its benchmark, and thus the Board focused its attention on the tracking error data provided by Wilshire—which was provided for the one-, three-, five- and ten-year periods ended September 30, 2019—and how the Index Fund compared to its peers in this respect. The Board noted that the Index Fund’s peer group consisted of other large cap funds (growth, blend and value) that passively replicate domestic equity benchmarks.

In general, the Board considered performance results in light of each Fund’s investment objective, strategies and risks, and the responsibilities of the Adviser, as disclosed in the Fund’s prospectus. As to the Adviser’s performance, the Board made the observations and considered the factors noted below.

Wilshire Mutual Funds, Inc. Board Approval of Advisory Agreement (Unaudited) - (continued)

Large Company Growth Portfolio

●

The Fund’s annualized return for each period was below the Fund’s benchmark performance. In addition, the Fund underperformed its peer group median for all periods reviewed, ranking in the fourth, fifth, third and fourth quintiles, respectively, of its peer group for the one-, three-, five- and ten-year periods (the first quintile being the best performers and the fifth quintile being the worst performers). In assessing the Fund’s performance data, the Board took into account the Adviser’s explanation of the factors that detracted from performance, including individual manager performance.

Large Company Value Portfolio

●

The Fund’s annualized return for each period was below the Fund’s benchmark performance. In addition, the Fund underperformed its peer group median for all periods reviewed, ranking in the fourth quintile of its peer group. In assessing the Fund’s performance data, the Board took into account the Adviser’s explanation of the factors that detracted from performance, including individual manager performance.

Small Company Growth Portfolio

●

The Fund’s annualized returns for the one-, five- and ten-year periods were above the Fund’s benchmark performance, and the Fund underperformed its benchmark for the three-year period by one basis point. The Fund also outperformed its peer group median for the one-, five- and ten-year periods, ranking in the third, second and first quintiles, respectively, of its peer group. The Fund underperformed its peer group median for the three-year period, ranking in the fourth quintile of its peer group.

Small Company Value Portfolio

●

Although the Fund’s annualized returns for the one-, three- and five-year periods were below the Fund’s benchmark performance, the Fund outperformed its benchmark for the ten-year period. Although the Fund underperformed its peer group median for the one- and three-year periods, ranking in the third and fourth quintiles of its peer group, respectively, the Fund outperformed its peer group median for the five- and ten-year periods, ranking in the first and second quintiles of its peer group, respectively.

Index Fund

●

The Index Fund’s tracking error was above its peer group median—i.e., the Index Fund tracked its index less closely than the median of its peer group—for all periods reviewed, ranking in the fifth, fifth, fourth and fourth quintiles of its peer group, respectively, for the one-, three-, five- and ten-year periods. The Board also noted that, although the Index Fund underperformed its index for all periods reviewed, these results were attributable primarily to the Index Fund’s expenses. The Board determined that the Index Fund tracked its index within an acceptable range.

Wilshire Mutual Funds, Inc. Board Approval of Advisory Agreement (Unaudited) - (continued)

Wilshire Income Opportunities Fund

●

The Board took into account the Fund’s limited operating history and considered the available performance metrics. Although the Fund’s annualized return for the one-year period ended September 30, 2019 was below the Fund’s benchmark performance, the Fund’s annualized return for the three-year period exceeded its benchmark. In addition, the Fund’s performance for the one- and three-year periods exceeded its peer group median, ranking in the second and third quintiles of its peer group, respectively.

Wilshire International Equity Fund

●

The Board noted that the Fund changed its investment mandate from a domestic large cap core fund to an international large cap fund in April 2013 and changed its benchmark to the MSCI ACW ex-U.S. Index at the same time, so annualized peer returns and performance relative to the Index are not comparable for the ten-year period. Consequently, the Board focused on more recent performance metrics, noting that the Fund’s performance for the three- and five-year periods exceeded its benchmark. In addition, the Fund’s performance for the one-, three- and five-year periods exceeded its peer group median, ranking in the second quintile of its peer group for the one- and three-year periods and in the first quintile for the five-year period.

In evaluating each Fund’s performance metrics, the Board took into account its discussions with management regarding the factors that contributed to or detracted from performance, as the case may be, and considered the Adviser’s overall track record and reputation. After reviewing the foregoing and related factors, the Board concluded that (i) each Fund’s performance was acceptable or (ii) it was satisfied with the Adviser’s responses relating to investment performance.

In addition, based on the foregoing, the Board concluded that the Adviser and its personnel were qualified to continue to serve the Funds in such capacity and that it was satisfied with the nature, extent and quality of the services provided by the Adviser to each Fund.

Comparative Fees

The Board compared each Fund’s actual management fee paid and total expense ratio for Investment Class shares to the applicable peer group of funds, as well as each Fund’s size relative to its peers. In considering the comparative fee and expense data provided by the Adviser, the Board made the following observations:

Large Company Growth Portfolio

●

Although each of the Fund’s total expense ratio and actual management fee paid was above the peer group median, ranking in the fourth quintile (the first quintile being the lowest and the fifth quintile being the highest), the actual management fee paid was five basis points above the peer group median, which the Board concluded was competitive. With respect to the Fund’s total expense ratio, the Board considered the Fund’s size relative to its peer group. The Board also took into account that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Wilshire Mutual Funds, Inc. Board Approval of Advisory Agreement (Unaudited) - (continued)

Large Company Value Portfolio

●

Although each of the Fund’s total expense ratio and actual management fee paid was above the peer group median and the total expense ratio ranked in the fifth quintile of the Fund’s peer group, the actual management fee paid, which was ten basis points above the peer group median, ranked in the fourth quintile, which the Board concluded was competitive. With respect to the Fund’s total expense ratio, the Board considered the Fund’s size relative to its peer group.

Small Company Growth Portfolio

●

Although the Fund’s total expense ratio was above the peer group median, ranking in the fourth quintile, the Fund’s actual management fee paid was below the peer group median and ranked in the first quintile. With respect to the Fund’s total expense ratio, the Board considered the Fund’s small size relative to its peer group. In addition, the Board took into account that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Small Company Value Portfolio

●

Although the Fund’s total expense ratio was above the peer group median, ranking in the fourth quintile, the Fund’s actual management fee paid was below the peer group median and ranked in the first quintile. With respect to the Fund’s total expense ratio, the Board considered the Fund’s small size relative to its peer group. In addition, the Board took into account that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Index Fund

●	Both the Fund’s total expense ratio and the actual management fee paid were below the peer group median, in each case ranking in the first quintile.

Wilshire Income Opportunities Fund

●

Although the Fund’s total expense ratio was above the peer group median, ranking in the fourth quintile, the Fund’s actual management fee paid was below the peer group median and ranked in the second quintile. In addition, the Board took into account that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Wilshire International Equity Fund

●

Each of the Fund’s total expense ratio and actual management fee paid was above the peer group median, each ranking in the fifth quintile of its peer group. In assessing the reasonableness of the Fund’s management fee, the Board took into account the Fund’s strong investment performance. The Board also considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

As part of its evaluation of each Fund’s management fee, the Board considered how such fees compared to the Fund(s) with similar investment styles, to the extent applicable. The Board noted that the Adviser had not identified any other registered investment companies that it advises pursuant to similar investment strategies.

Wilshire Mutual Funds, Inc. Board Approval of Advisory Agreement (Unaudited) - (continued)

Based upon all of the above, the Board concluded that the management fee for each Fund was reasonable.

Costs of Services Provided and Profitability to Wilshire

With respect to the costs of services provided and profitability realized by Wilshire from its relationship with the Funds, the Board reviewed a profitability analysis and data from Wilshire, setting forth, among other things, gross revenues received by Wilshire, expenses allocated to the Company and the operating margin/profitability rate. In the course of its review of Wilshire’s profitability, the Board took into account the methods used by Wilshire to determine expenses and profit. The Board considered all of the foregoing in evaluating the costs of services provided, the profitability to Wilshire and the profitability rates presented, and it concluded that the profits realized by Wilshire were not unreasonable in comparison with the costs of providing investment advisory services to the Funds.

Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of economies of scale. The Board considered whether economies of scale in the provision of services to the Funds were being passed along to the shareholders. The Board noted the Adviser’s statements, including that the Adviser believes its management fees are appropriate and that, where possible, the Adviser has utilized common service providers across multiple funds in the complex in order to negotiate lower fees on behalf of the Funds.

As part of its assessment of economies of scale, the Board also considered that economies of scale may be shared through a number of means, including expense limitations, management fees set at competitive rates pre-assuming future asset growth, and/or management fee breakpoints—i.e., a tiered fee schedule based on asset size. Thus, the Board considered the size of each Fund and the management fee it is charged, as well as the Adviser’s agreement to limit the expenses of certain Funds. The Board also took into account that each Fund’s advisory fee schedule included a breakpoint at an asset level that had not yet been reached.

Based upon all of the above, the Board concluded that the management fee for each Fund reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits

The Board considered the Adviser’s statement that benefits from its relationship with the Funds were limited to the advisory fees paid. The Board determined that the advisory fees were reasonable in light of any fall-out benefits.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Unaudited)

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, and it was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series:

● Large Company Growth Portfolio	● Large Company Value Portfolio
● Small Company Growth Portfolio	● Small Company Value Portfolio
● Wilshire 5000 Index Fund	● Wilshire Income Opportunities Fund
● Wilshire International Equity Fund

(Each of the foregoing series may be referred to herein as a “Fund” and collectively as the “Funds.”)

During the six months ended December 31, 2019, the Board of Directors of the Company (the “Board,” with the members of the Board referred to individually as the “Directors”) approved the renewal for an additional one-year term of each subadvisory agreement between Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), the investment adviser for each Fund, and each of the following subadvisers, with respect to the applicable Fund(s):

Subadviser	Fund(s)
Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”)	Large Company Value Portfolio
DoubleLine Capital LP (“DoubleLine”)	Wilshire Income Opportunities Fund
Loomis, Sayles & Company L.P. (“Loomis Sayles”)	Large Company Growth Portfolio
Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”)	Large Company Growth Portfolio Large Company Value Portfolio Small Company Growth Portfolio Small Company Value Portfolio Wilshire 5000 Index Fund Wilshire International Equity Fund
Manulife Asset Management (US) LLC (“Manulife”)	Wilshire Income Opportunities Fund
Pzena Investment Management, LLC (“Pzena”)	Large Company Value Portfolio Wilshire International Equity Fund
Ranger Investment Management, L.P. (“Ranger”)	Small Company Growth Portfolio
Victory Capital Management Inc., through its investment franchise NewBridge Asset Management (“NewBridge”)	Large Company Growth Portfolio
Voya Investment Management Co. LLC (“Voya”)	Wilshire Income Opportunities Fund
WCM Investment Management, LLC (“WCM”)	Wilshire International Equity Fund

(In the following text, the subadvisers are referred to collectively as “Subadvisers” or individually, as a “Subadviser,” and the subadvisory agreements between Wilshire and the Subadvisers are referred to collectively as the “Subadvisory Agreements” or individually, as a “Subadvisory Agreement.”)

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Unaudited) - (continued)

Each of the Subadvisory Agreements continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Directors who are not “interested person[s],” as defined by the 1940 Act, of the Funds (the “Independent Directors”) casting votes in person at a meeting called for such purpose.

The Board approved the renewal of each of the Subadvisory Agreements following an extensive process that concluded at the Board’s August 27-28, 2019 meeting (the “August Meeting”). As required by the 1940 Act, each approval was confirmed by the separate vote of the Independent Directors, casting votes in person at a meeting called for such purpose. As part of its review process, the Independent Directors were represented by independent legal counsel (“Independent Legal Counsel”), from whom the Independent Directors received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Independent Directors various key aspects of the Directors’ legal responsibilities relating to the proposed renewal of the Subadvisory Agreements and advised the Independent Directors of the relevant legal standards.

Information Requested and Received

At the direction of the Independent Directors, Independent Legal Counsel sent a memorandum to the Adviser requesting that information regarding the proposed Subadvisory Agreements be provided to the Directors in advance of the August Meeting.

In response to the request for information, the Directors received information from the Adviser regarding the factors underlying its recommendations to approve each Subadvisory Agreement. The Directors also received information from each Subadviser as to each Fund it managed, describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of the Subadviser in connection with the Fund; (iii) the financial condition of the Subadviser; (iv) the extent to which economies of scale are realized as a Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) where applicable, comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients; and (vii) benefits realized by the Subadviser from its relationship with the Fund. The Independent Directors also received a memorandum from Independent Legal Counsel describing their duties in connection with advisory contract proposals, and they were assisted in their review by Independent Legal Counsel.

Factors Considered

In connection with its deliberations regarding the proposed renewal of the Subadvisory Agreements, the Board considered such information and factors as it believed to be relevant in the exercise of its business judgment. As described below, the Board considered the nature, extent and quality of the services performed by each Subadviser under the subadvisory arrangements (including the performance of each Fund or portion thereof); comparative fees as provided by each Subadviser; the profits realized by each Subadviser; the extent to which each Subadviser realizes economies of scale as a Fund grows; and whether any fall-out benefits are being realized by each Subadviser. The Board also took into account the various materials received from the Adviser, its discussions with management and the guidance provided by Independent Legal Counsel in private sessions at which no representatives of the Subadvisers were present. In addition, as a part of its evaluation, the Board considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Unaudited) - (continued)

Directors), which met on August 27, 2019 to review data on each Subadviser’s performance. Recognizing that the evaluation process with respect to the services provided by each of the Subadvisers is an ongoing one, the Board also considered information reviewed by the Board during the year at other Board and Board committee meetings. The Board considered the foregoing information and all materials provided in the context of its accumulated experience governing the Funds and weighed the factors and standards discussed with Independent Legal Counsel.

In deciding to approve each of the Subadvisory Agreements, the Board did not identify any single factor as all-important or controlling, and each Director, in the exercise of his or her business judgment, may attribute different weights to the various factors. The Board based its decision on the totality of the circumstances and relevant factors. This summary discusses the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval and does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Based upon its evaluation of all materials provided, and its determination that it had received sufficient information to make an informed business decision with respect to the Subadvisory Agreements, the Board concluded that it was in the best interests of each Fund to approve the renewal of each of the Subadvisory Agreements.

Nature, Extent and Quality of Services

As to each Subadvisory Agreement and Subadviser, the Board considered the nature, extent and quality of services provided. The Board considered the firm’s overall reputation; the track record and qualifications of the Subadviser; its investment approach and methodologies; the education, experience and skills of the Subadviser’s investment personnel responsible for the day-to-day portfolio management of the applicable Fund or portion thereof; and the resources made available to such personnel, as well as information regarding how the Subadviser compensates such personnel. The Board also considered each Subadviser’s compliance with investment policies and general legal compliance, in addition to information regarding each firm’s disaster recovery and contingency planning and policies with respect to portfolio execution, trading and proxy voting. The Board noted that it had received a copy of each Subadviser’s Form ADV, including the brochure (Part 2A), which provides additional information about other products the firm manages and the ownership structure of the firm, among other things. The Board also considered the analysis provided by the Adviser, including the metrics used by the Adviser to evaluate each Subadviser, which concluded that each Subadviser was providing reasonable services and had reasonable compliance policies and procedures in place. Also important to the Board’s analysis was the Adviser’s recommendation that each Subadvisory Agreement for each Fund be renewed for an additional term.

In connection with its evaluation of the quality of services provided by each Subadviser, the Board reviewed information comparing each Subadviser’s gross investment performance for each applicable Fund, or portion thereof, to a relevant benchmark (except for LA Capital with respect to the Wilshire 5000 Index Fund, for which the Subadviser’s net performance was compared to the benchmark) for various periods ended June 30, 2019. The Board considered performance results in light of each Fund’s investment objective, strategies and risks, and the investment approach employed by the Fund’s Subadviser(s), as disclosed in the Fund’s prospectus. As to each Subadviser’s performance with respect to the applicable Fund or portion of such Fund, the Board made the observations and considered the factors noted below:

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Unaudited) - (continued)

Large Company Growth Portfolio

●

LA Capital. The Subadviser outperformed for the quarter-to-date, one-year and ten-year periods ended June 30, 2019 and underperformed for the three- and five-year periods ended June 30, 2019. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided.

●

Loomis Sayles. The Subadviser outperformed for the quarter-to-date, year-to-date, one-year and three-year periods ended June 30, 2019. Longer-term performance was not considered since the Subadviser began managing its portion of the Fund on August 31, 2015.

●

NewBridge. The Subadviser underperformed for all periods reviewed. The Board noted the information provided regarding the Subadviser’s portfolio construction approach. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser but will continue to closely monitor performance.

Large Company Value Portfolio

●

BHMS. The Subadviser outperformed for the year-to-date and three-year periods ended June 30, 2019 and underperformed for the one-year period ended June 30, 2019. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in June 2016. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser but will continue to closely monitor the Subadviser’s performance.

●

LA Capital. With the exception of the ten-year period ended June 30, 2019, the Subadviser underperformed for all periods reviewed. For the ten-year period ended June 30, 2019, the Subadviser’s performance was the same as the benchmark. The Board considered the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser and that performance is in line with expectations.

●

Pzena. The Subadviser outperformed for the quarter-to-date, three-year, five-year and ten-year periods ended June 30, 2019 and underperformed for the one-year period ended June 30, 2019. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser but will continue to closely monitor the Subadviser’s performance.

Small Company Growth Portfolio

●	LA Capital. The Subadviser outperformed for the one-year, five-year and ten-year periods ended June 30, 2019 and underperformed for the three-year period ended June 30, 2019.

●	Ranger. The Subadviser outperformed for all periods reviewed.

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Unaudited) - (continued)

Small Company Value Portfolio

●

LA Capital. The Subadviser outperformed for the quarter-to-date, year-to-date, one-year, five-year and ten-year periods ended June 30, 2019 and underperformed for the three-year period ended June 30, 2019.

Wilshire 5000 Index Fund

●

LA Capital. The Subadviser underperformed for all periods reviewed. The Board noted that the Fund’s investment objective is to replicate as closely as possible the performance of the Wilshire 5000 Index (the “Index”) before the deduction of the Fund’s expenses. The Subadviser seeks to track the performance of the Index by partially replicating the holdings of the Index, as well as optimizing the portfolio’s exposures to certain factors. In this connection, the Board considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that the Subadviser’s performance is in line with expectations. The Board also took into account the fact that the Adviser is satisfied with the level of services provided by the Subadviser to the Fund.

Wilshire Income Opportunities Fund

●	DoubleLine. The Subadviser outperformed for all periods reviewed.

●

Manulife. The Subadviser outperformed for the year-to-date period ended June 30, 2019 and underperformed for the one-year period ended June 30, 2019. The Board noted that the Subadviser began managing its portion of the Fund in June 2018 and determined that performance was too new to judge.

●	Voya. The Subadviser outperformed for all periods reviewed.

Wilshire International Equity Fund

●	LA Capital. The Subadviser outperformed for the quarter-to-date, year-to-date and one-year periods ended June 30, 2019 and underperformed for the three-year period ended June 30, 2019.

●

Pzena. The Subadviser underperformed for the one-year period ended June 30, 2019. The Board noted that the Subadviser began managing its portion of the Fund in June 2018 and determined that performance was too new to judge.

●	WCM. The Subadviser outperformed for all periods reviewed.

With respect to each Subadviser’s resources and the ability of the Subadviser to carry out its responsibilities under the applicable Subadvisory Agreement, the Board considered the information provided regarding the Subadviser’s financial condition and available resources.

After reviewing and considering the foregoing and related factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, by each Subadviser to each Fund pursuant to the applicable Subadvisory Agreement.

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Unaudited) - (continued)

Subadvisory Fees

The Board considered each Fund’s subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee had been deemed reasonable by the Board.

With respect to the Subadvisers’ reported fees for “Other Clients” with comparable investment policies and services, in cases in which the fees charged to the Adviser by the Subadviser were higher than that charged to Other Clients, the Board determined that the fees charged to the Adviser were competitive.

Based upon all of the above, the Board determined that the subadvisory fees for each Fund were reasonable.

Profitability to the Subadvisers

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the various Subadvisers were limited due to the current size of the Funds. The Board took these factors into consideration in concluding that the subadvisory fees were reasonable.

Economies of Scale

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits

The Board also considered the character and amount of other incidental benefits received by each Subadviser. The Board considered each Subadviser’s soft dollar practices, as applicable. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Subadvisory Agreement were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Subadvisory Agreement are fair and reasonable and that the approval of each Subadvisory Agreement is in the best interests of each Fund.

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Unaudited) - (continued)

On November 5, 2019, the Board of Directors (the “Board” and each individually, a “Director”) of Wilshire Mutual Funds, Inc. (the “Company”) approved new subadvisory agreements between Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) and each of Diamond Hill Capital Management Inc. (“Diamond Hill” or a “Subadviser”) and Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley” or a “Subadviser”) pursuant to which each Subadviser serves as a new subadviser to the Small Company Value Portfolio (the “Fund”) effective December 24, 2019 (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”).

At the meeting on November 5, 2019, in connection with the review of Wilshire’s proposed Subadvisory Agreements with the Subadvisers, the Board evaluated information provided by Wilshire and the Subadvisers in accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”).

The information that follows outlines the Board’s considerations associated with its approval of each Subadvisory Agreement. In connection with its deliberations regarding the approval of these relationships, the Board considered such information and factors as it believed to be relevant. As described below, with respect to each Subadviser, the Board considered the nature, extent and quality of the services to be performed by the Subadviser under the proposed subadvisory arrangement; comparative fees as provided by the Subadviser; the profits to be realized by the Subadviser; the extent to which the Subadviser would realize economies of scale as the Fund grows; and whether any fall-out benefits would be realized by the Subadviser. In considering these matters, the Board was advised with respect to relevant legal standards by independent legal counsel. In addition, the Directors who are not “interested persons” of the Company as defined in the 1940 Act (the “Independent Directors”) discussed the approval of the Subadvisory Agreements with management and in private sessions with independent legal counsel at which no representatives of the Subadvisers were present.

As required by the 1940 Act, each approval was confirmed by a separate vote of the Independent Directors. In deciding to approve the Subadvisory Agreements, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Received

The Board, including all the Independent Directors, considered the approval of the Subadvisory Agreements at the Board’s November 5, 2019 meeting. The Directors received information from the Adviser regarding the factors underlying its recommendations to approve each Subadvisory Agreement. The Directors also received information from each Subadviser describing: (i) the nature, extent and quality of services to be provided; (ii) the financial condition of the Subadviser; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) whether fee levels reflect any possible economies of scale for the benefit of the Fund’s shareholders; (v) comparisons of services rendered and amounts paid by any comparable advisory clients; and (vi) benefits to be realized by the Subadviser from its relationship with the Fund. The Independent Directors were assisted in their review by independent legal counsel.

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Unaudited) - (continued)

As part of its evaluation, the Board considered the assessment of performance made by the Investment Committee (which is composed solely of Independent Directors), which also met on November 5, 2019 to review data on each Subadviser’s performance for managing investment products similar to the Fund. Based upon its evaluation of all materials provided, the Board concluded that it was in the best interests of the Fund to approve each Subadvisory Agreement.

Nature, Extent and Quality of Services

As to each Subadviser, the Board considered the nature, extent and quality of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel to be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the analysis provided by the Adviser, which concluded that each Subadviser would provide reasonable services and recommended that each Subadvisory Agreement be approved.

The Board reviewed information comparing each Subadviser’s annualized gross investment performance for managing investment products with an investment strategy similar to the one to be employed by the Subadviser for the Fund to the Russell 2000 Value Index (the Fund’s benchmark index) for the one-, three-, five- and ten-year periods ended June 30, 2019. The Board noted that Diamond Hill outperformed the benchmark index for all periods reviewed, and Hotchkis & Wiley outperformed the benchmark index for the three-, five- and ten-year periods ended June 30, 2019.

Subadvisory Fees

The Board considered each Subadviser’s proposed subadvisory fee. The Board evaluated the competitiveness of the subadvisory fee based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates each Subadviser from its fees and that the aggregate advisory fee had been deemed reasonable by the Board.

With respect to each Subadviser’s reported fees for “Other Clients” with comparable investment policies and services, the Board determined that the subadvisory fees to be charged to the Adviser were competitive.

Based upon all of the above, the Board determined that the subadvisory fees were reasonable.

Profitability to the Subadvisers

The Board noted that the Adviser compensates the Subadvisers from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and the Subadvisers. In addition, the Board noted that the revenues to the Subadvisers would be limited due to the current size of the Fund. The Board took these factors into consideration in concluding that the subadvisory fees were reasonable.

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Unaudited) - (continued)

Economies of Scale

The Board considered whether there may be economies of scale with respect to the subadvisory services to be provided to the Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate under each Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Board concluded that the fee schedule for each Subadviser reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Subadvisers. The Board considered each Subadviser’s soft dollar practices. The Board concluded that, taking into account any such other benefits, the subadvisory fees to be charged under the Subadvisory Agreements were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Subadvisory Agreement are fair and reasonable and that the approval of each Subadvisory Agreement is in the best interests of the Fund.

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Wilshire Mutual Funds

Wilshire Associates Incorporated

1299 Ocean Avenue

Santa Monica, CA 90401

1-888-200-6796

http://advisor.wilshire.com

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Roger A. Formisano is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” were not provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2019	FYE 12/31/2018
Audit Fees	129,500	112,500
Audit-Related Fees	17,508	0
Tax Fees	29,000	29,000
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Co. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2019	FYE 12/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2019	FYE 12/31/2018
Registrant	29,000	29,000
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The Schedules of Investment in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire 5000 IndexSM Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund are listed below.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	December 31, 2019
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 98.6% (a)
Communication Services - 11.4%
Activision Blizzard, Inc.	39,983	$2,375,790
Alphabet, Inc. - Class C (b)	4,970	6,644,990
Alphabet, Inc. - Class A (b)	2,539	3,400,711
Charter Communications, Inc. - Class A (b)	180	87,314
Comcast Corp. - Class A	2,135	96,011
Facebook, Inc. - Class A (b)	52,116	10,696,809
Netflix, Inc. (b)	366	118,427
Nexstar Media Group, Inc. - Class A	500	58,625
Sinclair Broadcast Group, Inc. - Class A	4,540	151,364
Spotify Technology SA (b)	630	94,216
Take-Two Interactive Software, Inc. (b)	2,100	257,103
		23,981,360
Consumer Discretionary - 17.7%
Alibaba Group Holding Ltd. - ADR (b)	36,832	7,812,067
Amazon.com, Inc. (b)	6,198	11,452,912
AutoZone, Inc. (b)	530	631,394
Booking Holdings, Inc. (b)	10	20,537
Burlington Stores, Inc. (b)	11,694	2,666,583
Carter's, Inc.	88	9,622
Chipotle Mexican Grill, Inc. (b)	70	58,598
Dollar General Corp.	290	45,234
Domino's Pizza, Inc.	547	160,698
Dunkin' Brands Group, Inc.	410	30,972
Five Below, Inc. (b)	260	33,244
Grand Canyon Education, Inc. (b)	220	21,074
H&R Block, Inc.	8,670	203,572
Hilton Worldwide Holdings, Inc.	1,980	219,602
Lowe's Cos., Inc.	4,220	505,387
Lululemon Athletica, Inc. (b)	14,538	3,368,019
NIKE, Inc. - Class B	6,410	649,397
Nordstrom, Inc.	410	16,781
NVR, Inc. (b)	135	514,135
O'Reilly Automotive, Inc. (b)	36	15,777
Planet Fitness, Inc. - Class A (b)	300	22,404
Pool Corp.	1,061	225,335
Skechers U.S.A., Inc. - Class A (b)	590	25,482
Starbucks Corp.	27,298	2,400,040
Target Corp.	4,320	553,867
Tesla, Inc. (b)	112	46,853
The Home Depot, Inc.	2,011	439,162
The TJX Cos., Inc.	7,150	436,579
Tractor Supply Co.	1,330	124,275
Ulta Beauty, Inc. (b)	6,168	1,561,368
Williams-Sonoma, Inc.	350	25,704
Wyndham Destinations, Inc.	160	8,270
Yum China Holdings, Inc.	27,598	1,324,980
Yum! Brands, Inc.	15,852	1,596,772
		37,226,696
Consumer Staples - 6.1%
Colgate-Palmolive Co.	18,631	1,282,558
Costco Wholesale Corp.	2,240	658,381
Danone SA - ADR	104,494	1,723,106
The Estee Lauder Cos., Inc. - Class A	2,030	419,276
Herbalife Nutrition Ltd. (b)	530	25,265
Monster Beverage Corp. (b)	50,988	3,240,287
PepsiCo, Inc.	4,090	558,980
Sprouts Farmers Market, Inc. (b)	14,210	274,964
The Coca-Cola Co.	42,964	2,378,057
The Procter & Gamble Co.	18,665	2,331,259
		12,892,133
Energy - 0.6%
Schlumberger Ltd.	31,406	1,262,521

Financials - 4.5%
American Express Co.	298	37,098
Aon PLC	140	29,161
CME Group, Inc.	7,865	1,578,663
Eaton Vance Corp.	4,580	213,840
Evercore, Inc. - Class A	6,730	503,135
FactSet Research Systems, Inc.	4,759	1,276,840
Kemper Corp.	2,270	175,925
LPL Financial Holdings, Inc.	610	56,272
Moody's Corp.	1,620	384,604
MSCI, Inc.	6,888	1,778,344
OneMain Holdings, Inc.	810	34,141
S&P Global, Inc.	2,600	709,930
SEI Investments Co.	26,621	1,743,143
Synchrony Financial	12,360	445,084
Western Alliance Bancorp	9,260	527,820
		9,494,000
Health Care - 16.6%
Abbott Laboratories	2,920	253,631
AbbVie, Inc.	17,042	1,508,899
Alcon, Inc. (b)	193	10,918
Align Technology, Inc. (b)	500	139,520
Amgen, Inc.	8,843	2,131,782
Biogen, Inc. (b)	1,130	335,305
Boston Scientific Corp. (b)	8,336	376,954
Bristol-Myers Squibb Co.	770	49,426
Bruker Corp.	5,180	264,025
Cerner Corp.	21,704	1,592,856
Chemed Corp.	820	360,193
DexCom, Inc. (b)	860	188,116
Edwards Lifesciences Corp. (b)	11,037	2,574,822
Eli Lilly & Co.	3,715	488,262
HCA Healthcare, Inc.	2,540	375,437
IDEXX Laboratories, Inc. (b)	160	41,781
Illumina, Inc. (b)	5,186	1,720,404
Incyte Corp. (b)	5,270	460,176
Intuitive Surgical, Inc. (b)	960	567,504
Johnson & Johnson	3,710	541,178
Merck & Co., Inc.	20,788	1,890,669
Novartis AG - ADR	17,630	1,669,385
Novo Nordisk A/S - ADR	36,641	2,120,781
Regeneron Pharmaceuticals, Inc. (b)	6,132	2,302,443
Roche Holding AG - ADR	58,113	2,362,874
Stryker Corp.	1,070	224,636
Thermo Fisher Scientific, Inc.	1,110	360,606
UnitedHealth Group, Inc.	11,151	3,278,171
Varian Medical Systems, Inc. (b)	8,558	1,215,322
Veeva Systems, Inc. - Class A (b)	16,947	2,383,765
Vertex Pharmaceuticals, Inc. (b)	1,260	275,877
West Pharmaceutical Services, Inc.	970	145,820
Zoetis, Inc.	21,900	2,898,465
		35,110,003
Industrials - 6.3%
AMETEK, Inc.	194	19,349
Armstrong World Industries, Inc.	679	63,806
The Boeing Co.	300	97,728
Copart, Inc. (b)	470	42,742
CoStar Group, Inc. (b)	4,733	2,831,754
Curtiss-Wright Corp.	6,040	850,976
Deere & Co.	11,026	1,910,365
Expeditors International of Washington, Inc.	25,667	2,002,539
HEICO Corp. - Class A	20	1,791
HEICO Corp.	2,360	269,394
Hexcel Corp.	6,810	499,241
Honeywell International, Inc.	2,860	506,220
Illinois Tool Works, Inc.	590	105,982
L3Harris Technologies, Inc.	650	128,615
Landstar System, Inc.	1,850	210,659
Lockheed Martin Corp.	1,220	475,044
MSC Industrial Direct Co., Inc. - Class A	2,470	193,821
Quanta Services, Inc.	2,760	112,360
Rockwell Automation, Inc.	4,340	879,588
Rollins, Inc.	465	15,419
Union Pacific Corp.	10,995	1,987,786
United Airlines Holdings, Inc. (b)	950	83,685
Woodward, Inc.	200	23,688
		13,312,552
Information Technology - 34.1%
Accenture PLC - Class A	2,274	478,836
Adobe, Inc. (b)	1,760	580,466
Akamai Technologies, Inc. (b)	1,580	136,480
Analog Devices, Inc.	128	15,212
ANSYS, Inc. (b)	750	193,057
Apple, Inc.	20,492	6,017,476
Applied Materials, Inc.	1,080	65,923
Atlassian Corp PLC - Class A (b)	350	42,119
Autodesk, Inc. (b)	18,789	3,447,030
Automatic Data Processing, Inc.	5,038	858,979
Booz Allen Hamilton Holding Corp.	680	48,368
Broadcom, Inc.	1,245	393,445
Cadence Design Systems, Inc. (b)	5,000	346,800
CDW Corp.	780	111,415
Cisco Systems, Inc.	53,143	2,548,738
Dropbox, Inc. - Class A (b)	1,010	18,089
Entegris, Inc.	1,130	56,602
EPAM Systems, Inc. (b)	11,143	2,364,099
Fair Isaac Corp. (b)	230	86,176
Fidelity National Information Services, Inc.	164	22,811
Fiserv, Inc. (b)	570	65,909
FleetCor Technologies, Inc. (b)	490	140,983
Fortinet, Inc. (b)	2,384	254,516
Global Payments, Inc.	560	102,234
GoDaddy, Inc. - Class A (b)	4,050	275,076
Intuit, Inc.	1,400	366,702
Jabil, Inc.	14,931	617,098
Keysight Technologies, Inc. (b)	17,230	1,768,315
Lam Research Corp.	1,800	526,320
Manhattan Associates, Inc. (b)	1,390	110,852
Mastercard, Inc. - Class A	4,257	1,271,098
Microsoft Corp.	52,596	8,294,389
Monolithic Power Systems, Inc.	630	112,153
Motorola Solutions, Inc.	580	93,461
NCR Corp. (b)	3,170	111,457
NetApp, Inc.	2,640	164,340
NVIDIA Corp.	27,700	6,517,810
Oracle Corp.	82,303	4,360,413
Paychex, Inc.	1,460	124,188
Paycom Software, Inc. (b)	360	95,314
PayPal Holdings, Inc. (b)	27,102	2,931,623
Proofpoint, Inc. (b)	13,283	1,524,623
QUALCOMM, Inc.	35,081	3,095,197
RingCentral, Inc. - Class A (b)	410	69,155
Sabre Corp.	550	12,342
salesforce.com, Inc. (b)	14,432	2,347,220
ServiceNow, Inc. (b)	12,764	3,603,532
Teradyne, Inc.	7,050	480,740
Texas Instruments, Inc.	2,445	313,669
Universal Display Corp.	1,360	280,255
VeriSign, Inc. (b)	1,844	355,302
Visa, Inc. - Class A	61,416	11,540,066
Workday, Inc. - Class A (b)	13,298	2,186,856
		71,945,329
Materials - 0.7%
Eagle Materials, Inc.	2,040	184,947
NewMarket Corp.	530	257,856
The Sherwin-Williams Co.	110	64,189
The Scotts Miracle-Gro Co.	7,150	759,187
Vulcan Materials Co.	780	112,312
		1,378,491
Real Estate - 0.6%
American Tower Corp.	3,440	790,581
CBRE Group, Inc. - Class A (b)	610	37,387
Crown Castle International Corp.	700	99,505
Equinix, Inc.	30	17,511
Life Storage, Inc.	1,630	176,496
Simon Property Group, Inc.	550	81,928
Taubman Centers, Inc.	2,730	84,876
		1,288,284
Total Common Stocks (Cost $118,103,334)		$207,891,369

SHORT-TERM INVESTMENT - 1.4%
Money Market Fund - 1.4%
First American Government Obligations Fund - Class X, 1.508% (c)	3,000,468	$3,000,468
Total Short-Term Investment (Cost $3,000,468)		$3,000,468

Total Investments at Value (Cost $121,103,802) - 100.0%		$210,891,837
Other Assets in Excess of Liabilities - 0.0% (d)		37,514
Net Assets - 100.0%		$210,929,351

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield as of December 31, 2019.
(d)	Percentage rounds to less than 0.1%.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	December 31, 2019
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 98.8% (a)
Communication Services - 5.7%
AT&T, Inc.	94,550	$3,695,014
CenturyLink, Inc.	6,210	82,034
Comcast Corp. - Class A	46,764	2,102,977
Discovery, Inc. - Class A (b)	620	20,299
Discovery, Inc. - Class C (b)	3,820	116,472
Lions Gate Entertainment Corp. - Class B (b)	1,900	18,867
Sinclair Broadcast Group, Inc. - Class A	1,920	64,013
Take-Two Interactive Software, Inc. (b)	1,320	161,608
The Interpublic Group of Cos., Inc.	70,596	1,630,767
Verizon Communications, Inc.	48,846	2,999,144
		10,891,195
Consumer Discretionary - 8.6%
Aptiv PLC	960	91,171
AutoNation, Inc. (b)	180	8,753
AutoZone, Inc. (b)	210	250,175
Best Buy Co., Inc.	1,010	88,678
Ford Motor Co.	214,253	1,992,553
Garmin Ltd.	4,460	435,118
General Motors Co.	680	24,888
Gentex Corp.	820	23,764
Gildan Activewear, Inc.	40,315	1,190,502
Grand Canyon Education, Inc. (b)	330	31,611
H&R Block, Inc.	9,365	219,890
L Brands, Inc.	2,160	39,139
Lear Corp.	15,454	2,120,289
Lowe's Cos., Inc.	13,031	1,560,592
McDonald's Corp.	260	51,379
Mohawk Industries, Inc. (b)	10,078	1,374,438
Newell Brands, Inc.	95,693	1,839,219
PulteGroup, Inc.	770	29,876
PVH Corp.	18,813	1,978,187
Skechers U.S.A., Inc. - Class A (b)	5,280	228,043
Target Corp.	5,300	679,513
The Home Depot, Inc.	1,670	364,695
Whirlpool Corp.	6,366	939,176
Williams-Sonoma, Inc.	1,710	125,582
Yum China Holdings, Inc.	7,662	367,853
Yum! Brands, Inc.	4,365	439,686
		16,494,770
Consumer Staples - 3.5%
Colgate-Palmolive Co.	5,765	396,863
Coty, Inc. - Class A	3,210	36,112
Flowers Foods, Inc.	4,560	99,134
General Mills, Inc.	180	9,641
Kellogg Co.	3,729	257,898
Kimberly-Clark Corp.	2,342	322,142
Molson Coors Brewing Co. - Class B	23,160	1,248,324
Mondelez International, Inc. - Class A	1,670	91,984
Philip Morris International, Inc.	10,050	855,154
Pilgrim's Pride Corp. (b)	2,340	76,553
Spectrum Brands Holdings, Inc.	104	6,686
Sprouts Farmers Market, Inc. (b)	8,700	168,345
The Coca-Cola Co.	6,453	357,174
The Kraft Heinz Co.	120	3,856
The Procter & Gamble Co.	11,278	1,408,622
Walmart, Inc.	12,524	1,488,352
		6,826,840
Energy - 10.3%
Baker Hughes Co.	44,274	1,134,743
BP PLC - ADR	31,126	1,174,695
Cenovus Energy, Inc.	84,013	852,732
Chevron Corp.	5,449	656,659
ConocoPhillips	7,310	475,369
EOG Resources, Inc.	20,157	1,688,351
Exxon Mobil Corp.	29,287	2,043,648
Halliburton Co.	101,394	2,481,111
Hess Corp.	13,988	934,538
HollyFrontier Corp.	560	28,398
National Oilwell Varco, Inc.	81,943	2,052,672
Occidental Petroleum Corp.	1,500	61,815
ONEOK, Inc.	2,035	153,989
Parsley Energy, Inc. - Class A	330	6,240
Phillips 66	15,847	1,765,514
Royal Dutch Shell PLC - ADR	22,295	1,314,959
Schlumberger Ltd.	31,701	1,274,380
Valero Energy Corp.	18,240	1,708,176
		19,807,989
Financials - 27.0%
American Express Co.	10,274	1,279,010
American International Group, Inc.	38,115	1,956,443
American National Insurance Co.	985	115,915
Arthur J Gallagher & Co.	900	85,707
Assured Guaranty Ltd.	3,050	149,511
AXA Equitable Holdings, Inc.	78,734	1,951,029
Axis Capital Holdings Ltd.	11,681	694,319
Bank of America Corp.	104,630	3,685,069
Bank of Hawaii Corp.	1,305	124,184
Bank OZK	1,380	42,097
BankUnited, Inc.	1,990	72,754
Berkshire Hathaway, Inc. - Class B (b)	6,676	1,512,114
BlackRock, Inc.	378	190,021
Brighthouse Financial, Inc. (b)	2,450	96,113
Brown & Brown, Inc.	3,660	144,497
Capital One Financial Corp.	22,901	2,356,742
Chubb Ltd.	12,208	1,900,297
Cincinnati Financial Corp.	1,320	138,798
CIT Group, Inc.	700	31,941
Citigroup, Inc.	37,793	3,019,283
Eaton Vance Corp.	2,570	119,993
Erie Indemnity Co. - Class A	10	1,660
Evercore, Inc. - Class A	6,790	507,620
Fidelity National Financial, Inc.	6,910	313,368
Fifth Third Bancorp	28,382	872,463
First American Financial Corp.	3,855	224,824
First Hawaiian, Inc.	7,100	204,835
First Horizon National Corp.	41,780	691,877
FNB Corp.	14,370	182,499
Fulton Financial Corp.	286	4,985
Genworth Financial, Inc. - Class A (b)	420	1,848
Intercontinental Exchange, Inc.	2,315	214,253
Invesco Ltd.	15,118	271,822
JPMorgan Chase & Co.	32,401	4,516,699
Kemper Corp.	4,857	376,417
KeyCorp	44,483	900,336
KKR & Co, Inc. - Class A	25,237	736,163
Legg Mason, Inc.	2,760	99,112
MetLife, Inc.	36,121	1,841,087
MGIC Investment Corp.	45,630	646,577
Morgan Stanley	43,205	2,208,640
Navient Corp.	19,500	266,760
New York Community Bancorp, Inc.	154,795	1,860,636
Northern Trust Corp.	17,312	1,839,227
OneMain Holdings, Inc.	8,060	339,729
PacWest Bancorp	100	3,827
Popular, Inc.	10,660	626,275
Primerica, Inc.	650	84,864
State Street Corp.	3,300	261,030
Sterling Bancorp	10,720	225,978
Synchrony Financial	19,410	698,954
T Rowe Price Group, Inc.	825	100,518
The Bank of New York Mellon Corp.	150	7,549
The Goldman Sachs Group, Inc.	5,590	1,285,309
The Hanover Insurance Group, Inc.	1,990	271,973
UBS Group AG	28,654	360,467
U.S. Bancorp	39,355	2,333,358
Voya Financial, Inc.	26,156	1,594,993
Webster Financial Corp.	320	17,075
Wells Fargo & Co.	82,810	4,455,178
Western Alliance Bancorp	12,095	689,415
Wintrust Financial Corp.	205	14,534
		51,820,571
Health Care - 13.6%
Abbott Laboratories	7,490	650,582
Amgen, Inc.	8,539	2,058,497
Anthem, Inc.	748	225,919
Becton Dickinson and Co.	490	133,265
Biogen, Inc. (b)	1,910	566,754
Boston Scientific Corp. (b)	1,323	59,826
Bristol-Myers Squibb Co.	28,796	1,848,415
Bruker Corp.	3,230	164,633
Cardinal Health, Inc.	15,326	775,189
Cigna Corp.	9,939	2,032,426
CVS Health Corp.	47,003	3,491,853
Eli Lilly & Co.	210	27,600
Gilead Sciences, Inc.	3,850	250,173
HCA Healthcare, Inc.	2,430	359,178
IQVIA Holdings, Inc. (b)	50	7,726
Johnson & Johnson	22,020	3,212,058
McKesson Corp.	10,612	1,467,852
Medtronic PLC	22,095	2,506,678
Merck & Co, Inc.	8,474	770,710
Mylan NV (b)	58,659	1,179,046
Pfizer, Inc.	43,310	1,696,886
Premier, Inc. - Class A (b)	1,830	69,320
Regeneron Pharmaceuticals, Inc. (b)	140	52,567
Teleflex, Inc.	10	3,764
Thermo Fisher Scientific, Inc.	1,033	335,591
UnitedHealth Group, Inc.	7,375	2,168,103
West Pharmaceutical Services, Inc.	395	59,380
Zimmer Biomet Holdings, Inc.	280	41,910
		26,215,901
Industrials - 10.1%
3M Co.	580	102,324
AECOM (b)	190	8,195
AMETEK, Inc.	1,585	158,088
Clean Harbors, Inc. (b)	1,370	117,477
Copa Holdings SA - Class A	2,571	277,874
Curtiss-Wright Corp.	7,400	1,042,586
Dover Corp.	3,825	440,869
General Dynamics Corp.	6,251	1,102,364
General Electric Co.	445,188	4,968,298
GrafTech International Ltd.	3,000	34,860
Hexcel Corp.	6,550	480,180
Honeywell International, Inc.	3,770	667,290
IDEX Corp.	90	15,480
ITT, Inc.	3,860	285,293
Johnson Controls International PLC	8,830	359,469
MSC Industrial Direct Co, Inc. - Class A	2,360	185,189
nVent Electric PLC	2,430	62,159
Oshkosh Corp.	460	43,539
Parker-Hannifin Corp.	4,183	860,945
Quanta Services, Inc.	5,000	203,550
Raytheon Co.	32	7,032
Republic Services, Inc.	2,095	187,775
Roper Technologies, Inc.	469	166,134
Stanley Black & Decker, Inc.	16,516	2,737,362
The Timken Co.	420	23,650
Union Pacific Corp.	20	3,616
United Airlines Holdings, Inc. (b)	1,680	147,991
United Technologies Corp.	13,346	1,998,697
Watsco, Inc.	210	37,831
Westinghouse Air Brake Technologies Corp.	32,751	2,548,028
Woodward, Inc.	720	85,277
		19,359,422
Information Technology - 6.9%
Akamai Technologies, Inc. (b)	600	51,828
Analog Devices, Inc.	2,810	333,941
Apple, Inc.	104	30,540
Applied Materials, Inc.	830	50,663
Broadcom, Inc.	160	50,563
Cerence, Inc. (b)	591	13,374
Ciena Corp. (b)	2,510	107,152
Cisco Systems, Inc.	9,792	469,624
Cognizant Technology Solutions Corp. - Class A	25,602	1,587,836
Cypress Semiconductor Corp.	1,540	35,928
Fidelity National Information Services, Inc.	410	57,027
First Solar, Inc. (b)	1,590	88,976
Hewlett Packard Enterprise Co.	114,735	1,819,697
HP, Inc.	2,600	53,430
Intel Corp.	20,877	1,249,489
International Business Machines Corp.	550	73,722
Jabil, Inc.	15,420	637,309
Juniper Networks, Inc.	25,935	638,779
Keysight Technologies, Inc. (b)	730	74,920
Lam Research Corp.	740	216,376
Leidos Holdings, Inc.	50	4,895
LogMeIn, Inc.	1,100	94,314
Micron Technology, Inc. (b)	1,500	80,670
Microsoft Corp.	1,710	269,667
Motorola Solutions, Inc.	300	48,342
Nuance Communications, Inc. (b)	4,730	84,336
Oracle Corp.	63,509	3,364,707
Qorvo, Inc. (b)	810	94,146
QUALCOMM, Inc.	11,284	995,587
SYNNEX Corp.	1,500	193,200
Teradyne, Inc.	3,160	215,480
VeriSign, Inc. (b)	1,125	216,765
		13,303,283
Materials - 3.3%
Air Products & Chemicals, Inc.	470	110,445
Alcoa Corp. (b)	430	9,249
Amcor PLC	5,514	59,772
CF Industries Holdings, Inc.	1,590	75,907
Corteva, Inc.	47,931	1,416,840
Domtar Corp.	770	29,445
Dow, Inc.	1,420	77,716
DuPont de Nemours, Inc.	24,115	1,548,183
Eagle Materials, Inc.	2,380	215,771
Ecolab, Inc.	420	81,056
FMC Corp.	10	998
Graphic Packaging Holding Co.	3,730	62,104
Linde PLC	7,181	1,528,835
Martin Marietta Materials, Inc.	60	16,778
NewMarket Corp.	570	277,316
Reliance Steel & Aluminum Co.	875	104,790
Sealed Air Corp.	460	18,322
Sonoco Products Co.	3,098	191,209
Southern Copper Corp.	260	11,045
The Scotts Miracle-Gro Co.	220	23,360
Valvoline, Inc.	10,310	220,737
Vulcan Materials Co.	1,563	225,056
		6,304,934
Real Estate - 3.3%
Apple Hospitality REIT, Inc.	1,030	16,737
AvalonBay Communities, Inc.	200	41,940
Boston Properties, Inc.	754	103,946
Brookfield Property REIT, Inc. - Class A	60	1,107
Columbia Property Trust, Inc.	450	9,409
Corporate Office Properties Trust	560	16,453
Crown Castle International Corp.	970	137,886
CubeSmart	2,740	86,255
Equity Commonwealth	880	28,890
Healthcare Trust of America, Inc. - Class A	2,790	84,481
Healthpeak Properties, Inc.	67,607	2,330,413
Highwoods Properties, Inc.	5,630	275,363
Life Storage, Inc.	2,160	233,885
Newmark Group, Inc. - Class A	714	9,607
Outfront Media, Inc.	9,590	257,204
Paramount Group, Inc.	25,090	349,253
Prologis, Inc.	210	18,719
Public Storage	550	117,128
Retail Properties of America, Inc. - Class A	4,860	65,124
Senior Housing Properties Trust	440	3,714
Service Properties Trust	6,550	159,362
Simon Property Group, Inc.	13,032	1,941,247
UDR, Inc.	870	40,629
Weingarten Realty Investors	2,794	87,285
		6,416,037
Utilities - 6.5%
Avangrid, Inc.	15,169	776,046
Dominion Energy, Inc.	25,828	2,139,075
DTE Energy Co.	367	47,662
Duke Energy Corp.	1,212	110,547
Edison International	32,831	2,475,786
Entergy Corp.	18,647	2,233,911
Exelon Corp.	49,192	2,242,663
Hawaiian Electric Industries, Inc.	170	7,966
IDACORP, Inc.	2,160	230,688
MDU Resources Group, Inc.	20,640	613,214
National Fuel Gas Co.	3,245	151,022
NextEra Energy, Inc.	960	232,474
NRG Energy, Inc.	20,340	808,515
Vistra Energy Corp.	16,280	374,277
		12,443,846
Total Common Stocks (Cost $161,353,878)		$189,884,788

SHORT-TERM INVESTMENT - 0.8%
Money Market Fund - 0.8%
First American Government Obligations Fund - Class X, 1.508% (c)	1,552,610	$1,552,610
Total Short-Term Investment (Cost $1,552,610)		$1,552,610

Total Investments at Value (Cost $162,906,488) - 99.6%		$191,437,398
Other Assets in Excess of Liabilities - 0.4%		701,387
Net Assets - 100.0%		$192,138,785

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield as of December 31, 2019.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	December 31, 2019
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 97.7% (a)
Communication Services - 1.4%
Cargurus, Inc. (b)	2,070	$72,823
Cogent Communications Holdings, Inc.	7,510	494,233
Liberty TripAdvisor Holdings, Inc. - Class A (b)	2,320	17,052
National CineMedia, Inc.	3,290	23,984
Shenandoah Telecommunications Co.	1,122	46,686
Sinclair Broadcast Group, Inc. - Class A	670	22,338
TechTarget, Inc. (b)	3,960	103,356
Yelp, Inc. (b)	2,173	75,686
		856,158
Consumer Discretionary - 10.9%
1-800-Flowers.com, Inc. - Class A (b)	910	13,195
Aaron's, Inc.	540	30,839
American Eagle Outfitters, Inc.	5,820	85,554
BJ's Restaurants, Inc.	10,795	409,778
Boyd Gaming Corp.	1,730	51,796
Career Education Corp. (b)	15,460	284,309
Cavco Industries, Inc. (b)	275	53,729
Chegg, Inc. (b)	26,961	1,022,092
Core-Mark Holding Co, Inc.	175	4,758
Cracker Barrel Old Country Store, Inc.	250	38,435
Crocs, Inc. (b)	6,276	262,902
Deckers Outdoor Corp. (b)	965	162,950
Denny's Corp. (b)	220	4,374
Designer Brands, Inc. - Class A	2,290	36,045
Dine Brands Global, Inc.	1,810	151,171
Fox Factory Holding Corp. (b)	1,335	92,876
Gentherm, Inc. (b)	830	36,844
Grand Canyon Education, Inc. (b)	259	24,810
Hibbett Sports, Inc. (b)	550	15,422
Hudson Ltd. - Class A (b)	210	3,221
Installed Building Products, Inc. (b)	1,720	118,456
Jack in the Box, Inc.	965	75,299
KB Home	130	4,455
Kontoor Brands, Inc.	1,157	48,582
Lithia Motors, Inc. - Class A	430	63,210
Malibu Boats, Inc. - Class A (b)	3,510	143,734
Monro, Inc.	20	1,564
Murphy USA, Inc. (b)	430	50,310
National Vision Holdings, Inc. (b)	1,920	62,266
RCI Hospitality Holdings, Inc.	570	11,685
Rent-A-Center, Inc.	5,502	158,678
RH (b)	210	44,835
The Rubicon Project, Inc. (b)	570	4,651
Ruth's Hospitality Group, Inc.	4,175	90,869
Scientific Games Corp. (b)	1,210	32,404
SeaWorld Entertainment, Inc. (b)	4,055	128,584
Skyline Champion Corp. (b)	39,745	1,259,917
Sleep Number Corp. (b)	1,079	53,130
Standard Motor Products, Inc.	30	1,597
Steven Madden Ltd.	16,659	716,504
Strategic Education, Inc.	660	104,874
Texas Roadhouse, Inc.	1,130	63,642
The Habit Restaurants, Inc. - Class A (b)	3,080	32,124
TopBuild Corp. (b)	5,805	598,379
Universal Electronics, Inc. (b)	316	16,514
Wingstop, Inc.	975	84,074
Winmark Corp.	455	90,227
Winnebago Industries, Inc.	120	6,358
WW International, Inc. (b)	110	4,203
Zumiez, Inc. (b)	180	6,217
		6,862,442
Consumer Staples - 5.6%
BJ's Wholesale Club Holdings, Inc. (b)	1,880	42,751
The Boston Beer Co., Inc. - Class A (b)	80	30,228
Calavo Growers, Inc.	4,328	392,074
Coca-Cola Consolidated, Inc.	10	2,840
Inter Parfums, Inc.	18,490	1,344,408
J&J Snack Foods Corp.	7,555	1,392,160
Lifevantage Corp. (b)	6,360	99,280
Performance Food Group Co. (b)	2,730	140,540
Sanderson Farms, Inc.	60	10,573
Vector Group Ltd.	6,739	90,235
		3,545,089
Energy - 0.8%
CVR Energy, Inc.	290	11,725
Select Energy Services, Inc. - Class A (b)	55,920	518,937
		530,662
Financials - 6.6%
Artisan Partners Asset Management, Inc. - Class A	3,080	99,545
Axos Financial, Inc. (b)	1,240	37,547
Banc of California, Inc.	41,405	711,338
CenterState Bank Corp.	30,210	754,646
Curo Group Holdings Corp. (b)	5,288	64,408
Enova International, Inc. (b)	8,470	203,788
Essent Group Ltd.	4,180	217,318
Evercore, Inc. - Class A	680	50,837
Federated Investors, Inc. - Class B	1,950	63,550
FedNat Holding Co.	320	5,322
First Financial Bankshares, Inc.	700	24,570
FirstCash, Inc.	290	23,383
Glacier Bancorp, Inc.	1,060	48,749
Goosehead Insurance, Inc. - Class A	8,455	358,492
Hallmark Financial Services, Inc. (b)	100	1,757
Kemper Corp.	400	31,000
Lakeland Financial Corp.	1,180	57,737
LendingTree, Inc. (b)(c)	2,156	654,217
Meta Financial Group, Inc.	1,880	68,639
Moelis & Co. - Class A	235	7,501
National General Holdings Corp.	4,100	90,610
NMI Holdings, Inc. - Class A (b)	7,550	250,509
Piper Jaffray Cos	140	11,192
Primerica, Inc.	150	19,584
Prosperity Bancshares, Inc.	751	53,989
Pzena Investment Management, Inc. - Class A	1,795	15,473
RLI Corp.	1,240	111,625
Silvercrest Asset Management Group, Inc. - Class A	441	5,548
Stock Yards Bancorp, Inc.	1,880	77,193
United Community Banks, Inc.	1,970	60,834
		4,180,901
Health Care - 26.7%
ACADIA Pharmaceuticals, Inc. (b)	2,650	113,367
Acceleron Pharma, Inc. (b)	860	45,597
Addus HomeCare Corp. (b)	870	84,581
Amedisys, Inc. (b)	1,105	184,447
American Renal Associates Holdings, Inc. (b)	370	3,837
Amicus Therapeutics, Inc. (b)	6,921	67,411
AMN Healthcare Services, Inc. (b)	720	44,863
ArQule, Inc. (b)	600	11,976
Arrowhead Pharmaceuticals, Inc. (b)	3,914	248,265
Avid Bioservices, Inc. (b)	1,100	8,437
BioCryst Pharmaceuticals, Inc. (b)	4,220	14,559
BioDelivery Sciences International, Inc. (b)	14,080	88,986
Biohaven Pharmaceutical Holding Co. Ltd. (b)	510	27,764
BioSpecifics Technologies Corp. (b)	90	5,125
BioTelemetry, Inc. (b)	17,940	830,622
Blueprint Medicines Corp. (b)	1,053	84,356
CareDx, Inc. (b)	1,610	34,728
Catalyst Pharmaceuticals, Inc. (b)	6,570	24,637
Chemed Corp.	264	115,965
ChemoCentryx, Inc. (b)	980	38,759
Coherus Biosciences, Inc. (b)	5,450	98,127
CONMED Corp.	7,430	830,897
Constellation Pharmaceuticals, Inc. (b)	70	3,298
Corcept Therapeutics, Inc. (b)	670	8,107
CorVel Corp. (b)	524	45,777
Deciphera Pharmaceuticals, Inc. (b)	50	3,112
Dicerna Pharmaceuticals, Inc. (b)	1,400	30,842
Eagle Pharmaceuticals, Inc. (b)	1,650	99,132
Editas Medicine, Inc. (b)	2,458	72,781
Eiger BioPharmaceuticals, Inc. (b)	1,572	23,423
Emergent BioSolutions, Inc. (b)	1,040	56,108
Enanta Pharmaceuticals, Inc. (b)	2,350	145,183
The Ensign Group, Inc.	540	24,500
Esperion Therapeutics, Inc. (b)	2,610	155,634
Exact Sciences Corp. (b)	763	70,562
Fate Therapeutics, Inc. (b)	480	9,394
FibroGen, Inc. (b)	20	858
Forty Seven, Inc. (b)	290	11,417
G1 Therapeutics, Inc. (b)	729	19,267
GenMark Diagnostics, Inc. (b)	5,140	24,723
Global Blood Therapeutics, Inc. (b)	990	78,695
Globus Medical, Inc. - Class A (b)	2,440	143,667
Haemonetics Corp. (b)	1,545	177,520
Halozyme Therapeutics, Inc. (b)	4,765	84,483
Hanger, Inc. (b)	2,787	76,949
HealthEquity, Inc. (b)	2,920	216,284
HealthStream, Inc. (b)	500	13,600
Heska Corp. (b)	5,000	479,700
HMS Holdings Corp. (b)	6,354	188,078
Horizon Therapeutics PLC (b)	840	30,408
ImmunoGen, Inc. (b)	6,730	34,357
Immunomedics, Inc. (b)	566	11,977
Inovalon Holdings, Inc. - Class A (b)	6,940	130,611
Insmed, Inc. (b)	1,655	39,521
Inspire Medical Systems, Inc. (b)	250	18,552
Integer Holdings Corp. (b)	9,035	726,685
Intercept Pharmaceuticals, Inc. (b)	1,019	126,274
Iovance Biotherapeutics, Inc. (b)	1,520	42,074
Ironwood Pharmaceuticals, Inc. (b)	7,111	94,647
Karyopharm Therapeutics, Inc. (b)	670	12,844
Kiniksa Pharmaceuticals Ltd. - Class A (b)	610	6,747
Kura Oncology, Inc. (b)	510	7,013
Lantheus Holdings, Inc. (b)	9,330	191,358
LeMaitre Vascular, Inc.	18,950	681,253
Ligand Pharmaceuticals, Inc. (b)	70	7,300
LivaNova PLC (b)	1,090	82,219
Madrigal Pharmaceuticals, Inc. (b)	120	10,933
Medpace Holdings, Inc. (b)	12,645	1,062,939
Mesa Laboratories, Inc.	4,195	1,046,233
Natera, Inc. (b)	1,101	37,093
Neogen Corp. (b)	11,485	749,511
NeoGenomics, Inc. (b)	37,503	1,096,963
Nevro Corp. (b)	670	78,752
Novocure Ltd. (b)	1,407	118,568
NuVasive, Inc. (b)	820	63,419
Omnicell, Inc. (b)	2,140	174,881
Pacira BioSciences, Inc. (b)	260	11,778
The Pennant Group, Inc. (b)	270	8,929
Portola Pharmaceuticals, Inc. (b)	1,430	34,148
PRA Health Sciences, Inc. (b)	11,730	1,303,790
PTC Therapeutics, Inc. (b)	290	13,929
Puma Biotechnology, Inc. (b)	3,240	28,350
R1 RCM, Inc. (b)	5,520	71,650
Radius Health, Inc. (b)	1,750	35,280
Repligen Corp. (b)	15,990	1,479,075
Rigel Pharmaceuticals, Inc. (b)	12,710	27,199
Rocket Pharmaceuticals, Inc. (b)	90	2,048
Select Medical Holdings Corp. (b)	2,185	50,998
Spectrum Pharmaceuticals, Inc. (b)	650	2,366
STAAR Surgical Co. (b)	2,220	78,077
Stemline Therapeutics, Inc. (b)	2,590	27,532
Supernus Pharmaceuticals, Inc. (b)	1,090	25,855
Surgery Partners, Inc. (b)	760	11,898
Syros Pharmaceuticals, Inc. (b)	340	2,349
Tabula Rasa HealthCare, Inc. (b)	17,055	830,237
Tactile Systems Technology, Inc. (b)	2,370	159,999
Tandem Diabetes Care, Inc. (b)	700	41,727
Teladoc Health, Inc. (b)	90	7,535
Tenet Healthcare Corp. (b)	2,496	94,923
Tivity Health, Inc. (b)	720	14,648
Ultragenyx Pharmaceutical, Inc. (b)	405	17,298
US Physical Therapy, Inc.	720	82,332
Vanda Pharmaceuticals, Inc. (b)	14,307	234,778
Voyager Therapeutics, Inc. (b)	2,980	41,571
Xencor, Inc. (b)	3,773	129,753
		16,823,584
Industrials - 15.4%
Advanced Drainage Systems, Inc.	2,060	80,010
Aerojet Rocketdyne Holdings, Inc. (b)	4,910	224,191
AeroVironment, Inc. (b)	1,750	108,045
Albany International Corp. - Class A	1,600	121,472
Allegiant Travel Co.	90	15,664
Allied Motion Technologies, Inc.	550	26,675
ASGN, Inc. (b)	1,950	138,392
Astronics Corp. (b)	420	11,739
Atkore International Group, Inc. (b)	3,254	131,657
Avis Budget Group, Inc. (b)	438	14,121
Axon Enterprise, Inc. (b)	11,655	854,078
AZZ, Inc.	850	39,058
Barnes Group, Inc.	650	40,274
Barrett Business Services, Inc.	985	89,103
BG Staffing, Inc.	740	16,199
Brady Corp. - Class A	1,155	66,135
The Brink's Co.	1,510	136,927
Builders FirstSource, Inc. (b)	10,110	256,895
CECO Environmental Corp. (b)	950	7,277
Chart Industries, Inc. (b)	410	27,671
Cimpress PLC (b)	700	88,039
Comfort Systems USA, Inc.	934	46,560
Continental Building Products, Inc. (b)	4,610	167,942
CRA International, Inc.	520	28,324
CSW Industrials, Inc.	1,830	140,910
Deluxe Corp.	1,210	60,403
Douglas Dynamics, Inc.	500	27,500
Ducommun, Inc. (b)	180	9,095
DXP Enterprises, Inc. (b)	90	3,583
EMCOR Group, Inc.	2,940	253,722
Exponent, Inc.	2,566	177,080
Federal Signal Corp.	3,980	128,355
Forward Air Corp.	1,345	94,083
Foundation Building Materials, Inc. (b)	2,080	40,248
Franklin Electric Co., Inc.	2,350	134,702
FTI Consulting, Inc. (b)	1,359	150,387
Generac Holdings, Inc. (b)	1,355	136,299
The Gorman-Rupp Co.	507	19,013
Great Lakes Dredge & Dock Corp. (b)	12,080	136,866
H&E Equipment Services, Inc.	2,005	67,027
Harsco Corp. (b)	1,520	34,975
Heidrick & Struggles International, Inc.	960	31,200
Heritage-Crystal Clean, Inc. (b)	365	11,450
Herman Miller, Inc.	2,235	93,088
Hillenbrand, Inc.	2,680	89,271
John Bean Technologies Corp.	1,510	170,117
Kforce, Inc.	380	15,086
Kimball International, Inc. - Class B	2,075	42,890
Korn Ferry	2,080	88,192
Kratos Defense & Security Solutions, Inc. (b)	53,740	967,857
LB Foster Co. - Class A (b)	300	5,814
Marten Transport Ltd.	21,550	463,110
Masonite International Corp. (b)	110	7,943
MasTec, Inc. (b)	3,410	218,786
McGrath RentCorp	110	8,419
Mercury Systems, Inc. (b)	10,270	709,760
Mobile Mini, Inc.	100	3,791
MRC Global, Inc. (b)	210	2,864
MSA Safety, Inc.	730	92,243
Mueller Industries, Inc.	3,118	98,997
MYR Group, Inc. (b)	331	10,787
Navistar International Corp. (b)	130	3,762
Park Aerospace Corp.	1,930	31,401
Rexnord Corp. (b)	1,870	60,999
Saia, Inc. (b)	5,470	509,366
Simpson Manufacturing Co., Inc.	920	73,812
SiteOne Landscape Supply, Inc. (b)	8,932	809,686
Tennant Co.	570	44,414
Tetra Tech, Inc.	3,300	284,328
Trex Co, Inc. (b)	1,047	94,104
TriNet Group, Inc. (b)	2,317	131,165
Triumph Group, Inc.	1,910	48,266
Universal Forest Products, Inc.	2,280	108,756
Vectrus, Inc. (b)	705	36,138
Watts Water Technologies, Inc. - Class A	60	5,986
		9,724,544
Information Technology - 26.9%
Acacia Communications, Inc. (b)	1,650	111,887
ACI Worldwide, Inc. (b)	2,620	99,259
Advanced Energy Industries, Inc. (b)	860	61,232
Alarm.com Holdings, Inc. (b)	340	14,610
Alteryx, Inc. - Class A (b)	40	4,003
Ambarella, Inc. (b)	1,390	84,178
Appfolio, Inc. - Class A (b)	4,472	491,696
Badger Meter, Inc.	1,080	70,124
Blackbaud, Inc.	890	70,844
Blackline, Inc. (b)	620	31,967
Box, Inc. - Class A (b)	32,775	549,965
Cabot Microelectronics Corp.	2,945	425,022
Cardtronics PLC - Class A (b)	2,470	110,286
Cass Information Systems, Inc.	733	42,324
Cision Ltd. (b)	260	2,592
CommVault Systems, Inc. (b)	1,107	49,417
Cornerstone OnDemand, Inc. (b)	2,208	129,278
CSG Systems International, Inc.	1,510	78,188
Diodes, Inc. (b)	2,000	112,740
ENDAVA PLC (b)	12,771	595,129
Enphase Energy, Inc. (b)	3,680	96,158
ePlus, Inc. (b)	15	1,264
EVERTEC, Inc.	4,325	147,223
Evo Payments, Inc. (b)	38,257	1,010,367
ExlService Holdings, Inc. (b)	773	53,693
Five9, Inc. (b)	2,840	186,247
I3 Verticals, Inc. - Class A (b)	19,980	564,435
Inphi Corp. (b)	1,250	92,525
Insight Enterprises, Inc. (b)	3,868	271,882
Itron, Inc. (b)	120	10,074
j2 Global, Inc.	3,030	283,941
Lattice Semiconductor Corp. (b)	6,270	120,008
MAXIMUS, Inc.	17,703	1,316,926
Mimecast Ltd. (b)	19,515	846,561
NIC, Inc.	5,492	122,746
nLight, Inc. (b)	18,250	370,110
NVE Corp.	1,037	74,042
Onto Innovation, Inc. (b)	875	31,973
OSI Systems, Inc. (b)	1,210	121,895
Paylocity Holding Corp. (b)	200	24,164
Pegasystems, Inc.	20,730	1,651,145
Perficient, Inc. (b)	2,730	125,771
Perspecta, Inc.	1,730	45,741
Power Integrations, Inc.	430	42,531
Progress Software Corp.	5,130	213,152
PROS Holdings, Inc. (b)	206	12,344
QAD, Inc. - Class A	180	9,167
Qualys, Inc. (b)	13,775	1,148,422
Rimini Street, Inc. (b)	2,380	9,234
Rogers Corp. (b)	625	77,956
Sanmina Corp. (b)	3,490	119,498
Science Applications International Corp.	1,760	153,155
Semtech Corp. (b)	1,820	96,278
Silicon Laboratories, Inc. (b)	7,500	869,850
SPS Commerce, Inc. (b)	4,970	275,437
Telenav, Inc. (b)	2,840	13,802
TTEC Holdings, Inc.	693	27,457
Unisys Corp. (b)	4,698	55,718
Upland Software, Inc. (b)	580	20,712
Verint Systems, Inc. (b)	3,290	182,134
Viavi Solutions, Inc. (b)	1,690	25,350
Vishay Precision Group, Inc. (b)	50	1,700
WNS Holdings Ltd. - ADR (b)	28,609	1,892,485
Workiva, Inc. (b)	24,710	1,039,056
Xperi Corp.	1,210	22,385
		17,011,455
Materials - 1.6%
Balchem Corp.	533	54,169
Ferroglobe Representation & Warranty Insurance Trust (b)(d)(e)	840	–
Ingevity Corp. (b)	665	58,107
Innospec, Inc.	1,150	118,956
Materion Corp.	1,724	102,492
Myers Industries, Inc.	1,025	17,097
Neenah, Inc.	79	5,564
OMNOVA Solutions, Inc. (b)	780	7,886
PolyOne Corp.	1,190	43,780
Quaker Chemical Corp.	3,365	553,610
Ryerson Holding Corp. (b)	870	10,292
Verso Corp. - Class A (b)	570	10,277
Worthington Industries, Inc.	450	18,981
		1,001,211
Real Estate - 1.5%
Cushman & Wakefield PLC (b)	1,350	27,594
EastGroup Properties, Inc.	1,397	185,340
First Industrial Realty Trust, Inc.	2,250	93,397
The GEO Group, Inc.	5,183	86,090
Monmouth Real Estate Investment Corp.	1,420	20,562
National Health Investors, Inc.	280	22,814
Newmark Group, Inc. - Class A	3,080	41,441
New Senior Investment Group, Inc.	410	3,136
PS Business Parks, Inc.	1,040	171,465
The RMR Group, Inc. - Class A	2,870	130,987
Ryman Hospitality Properties, Inc.	2,050	177,653
Tanger Factory Outlet Centers, Inc. (c)	570	8,396
		968,875
Utilities - 0.3%
American States Water Co.	800	69,312
Otter Tail Corp.	1,580	81,038
TerraForm Power, Inc. - Class A	1,300	20,007
		170,357
Total Common Stocks (Cost $46,802,836)		$61,675,278

SHORT-TERM INVESTMENT- 3.4%
Money Market Fund - 3.4%
First American Government Obligations Fund - Class X, 1.508% (f)(g)	2,146,652	$2,146,652
Total Short-Term Investment (Cost $2,146,652)		$2,146,652

Total Investments at Value (Cost $48,949,488) - 101.1%		$63,821,930
Liabilities in Excess of Other Assets - (1.1%)		(697,977)
Net Assets - 100.0%		$63,123,953

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $655,849.
(d)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of December 31, 2019, representing 0.0% of net assets.
(e)	Illiquid security. The total value of such securities is $0 as of December 31, 2019, representing 0.0% of net assets.
(f)	Rate listed is the 7-day effective yield as of December 31, 2019.
(g)	A portion of this security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2019 was $670,000.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	December 31, 2019
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 98.0% (a)
Communication Services - 2.2%
Cars.com, Inc. (b)	200	$2,444
Cincinnati Bell, Inc. (b)	3,313	34,687
Consolidated Communications Holdings, Inc.	1,225	4,753
Emerald Expositions Events, Inc.	5,800	61,190
Entercom Communications Corp. - Class A	8,740	40,554
Entravision Communications Corp. - Class A	16,980	44,488
Gannett Co., Inc.	1,695	10,814
IDT Corp. - Class B (b)	2,100	15,141
Lee Enterprises, Inc. (b)	9,990	14,186
Liberty Latin America Ltd. - Class A (b)	118	2,277
Liberty Latin America Ltd. - Class C (b)	401	7,803
Live Nation Entertainment, Inc. (b)	11,492	821,333
Meredith Corp.	1,100	35,717
MSG Networks, Inc. - Class A (b)	4,840	84,216
National CineMedia, Inc.	14,482	105,574
Saga Communications, Inc. - Class A	61	1,854
Scholastic Corp.	1,190	45,756
TEGNA, Inc.	1,200	20,028
WideOpenWest, Inc. (b)	350	2,597
		1,355,412
Consumer Discretionary - 12.0%
Aaron's, Inc.	3,181	181,667
Adient PLC (b)	3,450	73,312
Adtalem Global Education, Inc. (b)	750	26,227
American Axle & Manufacturing Holdings, Inc. (b)	170	1,829
American Eagle Outfitters, Inc.	9,522	139,973
Asbury Automotive Group, Inc. (b)	300	33,537
Beazer Homes USA, Inc. (b)	1,430	20,206
Bed Bath & Beyond, Inc.	1,100	19,030
Big Lots, Inc.	1,130	32,454
Boyd Gaming Corp.	50	1,497
Brinker International, Inc.	900	37,800
Caleres, Inc.	1,100	26,125
Camping World Holdings, Inc. - Class A	2,800	41,272
Carriage Services, Inc.	470	12,032
Carter's, Inc.	1,776	194,188
Century Communities, Inc. (b)	6,788	185,652
Chico's FAS, Inc.	2,074	7,902
Chuy's Holdings, Inc. (b)	260	6,739
Citi Trends, Inc.	1,600	36,992
Cooper Tire & Rubber Co.	2,700	77,625
Designer Brands, Inc. - Class A	5,938	93,464
Dillard's, Inc. - Class A	300	22,044
Dine Brands Global, Inc.	1,560	130,291
Duluth Holdings, Inc. - Class B (b)	2,000	21,060
Ethan Allen Interiors, Inc.	7,010	133,611
Express, Inc. (b)	1,100	5,357
Flexsteel Industries, Inc.	1,000	19,920
Fossil Group, Inc. (b)	8,750	68,950
Funko, Inc. - Class A (b)	5,200	89,232
Genesco, Inc. (b)	3,279	157,130
G-III Apparel Group Ltd. (b)	2,160	72,360
Green Brick Partners, Inc. (b)	19,560	224,549
Group 1 Automotive, Inc.	800	80,000
Guess?, Inc.	1,480	33,122
Hamilton Beach Brands Holding Co. - Class A	1,000	19,100
Haverty Furniture Cos., Inc.	2,900	58,464
Helen of Troy Ltd. (b)	225	40,453
Hibbett Sports, Inc. (b)	6,148	172,390
Hilton Grand Vacations, Inc. (b)	2,300	79,097
Hooker Furniture Corp.	3,100	79,639
iRobot Corp. (b)	800	40,504
Jack in the Box, Inc.	1,385	108,072
Johnson Outdoors, Inc. - Class A	800	61,360
KB Home	3,210	110,007
La-Z-Boy, Inc.	1,900	59,812
LGI Homes, Inc. (b)	900	63,585
Lithia Motors, Inc. - Class A	410	60,270
M/I Homes, Inc. (b)	2,840	111,754
Meritage Homes Corp. (b)	2,895	176,913
Motorcar Parts of America, Inc. (b)	2,700	59,481
Movado Group, Inc.	3,600	78,264
Murphy USA, Inc. (b)	947	110,799
Office Depot, Inc.	30,615	83,885
Penn National Gaming, Inc. (b)	430	10,991
PetMed Express, Inc.	2,600	61,152
Red Rock Resorts, Inc. - Class A	25,755	616,832
Regis Corp. (b)	1,200	21,444
Rent-A-Center, Inc.	3,950	113,918
RH (b)	290	61,915
Rocky Brands, Inc.	700	20,601
Sally Beauty Holdings, Inc. (b)	4,288	78,256
Signet Jewelers Ltd.	2,778	60,394
Sleep Number Corp. (b)	110	5,416
Sonic Automotive, Inc. - Class A	2,600	80,600
Sportsman's Warehouse Holdings, Inc. (b)	5,000	40,150
Standard Motor Products, Inc.	1,981	105,429
Strategic Education, Inc.	362	57,522
Taylor Morrison Home Corp. - Class A (b)	5,535	120,995
The Children's Place, Inc.	1,000	62,520
The Goodyear Tire & Rubber Co.	4,900	76,219
The Habit Restaurants, Inc. - Class A (b)	6,984	72,843
The Michaels Cos., Inc. (b)	2,850	23,056
Thor Industries, Inc.	800	59,432
Tilly's, Inc. - Class A	6,477	79,343
TRI Pointe Group, Inc. (b)	6,880	107,190
Tupperware Brands Corp.	4,700	40,326
Twin River Worldwide Holdings, Inc.	3,100	79,515
Unifi, Inc. (b)	800	20,208
Universal Electronics, Inc. (b)	300	15,678
Urban Outfitters, Inc. (b)	1,400	38,878
Vail Resorts, Inc.	3,138	752,587
Vera Bradley, Inc. (b)	5,520	65,136
Visteon Corp. (b)	200	17,318
Wingstop, Inc.	320	27,594
Winnebago Industries, Inc.	170	9,007
Wolverine World Wide, Inc.	1,601	54,018
WW International, Inc. (b)	2,132	81,464
ZAGG, Inc. (b)	10,200	82,722
Zumiez, Inc. (b)	3,510	121,235
		7,222,902
Consumer Staples - 3.4%
B&G Foods, Inc.	6,409	114,913
BJ's Wholesale Club Holdings, Inc. (b)	1,920	43,661
Cal-Maine Foods, Inc.	11,197	478,672
Edgewell Personal Care Co. (b)	150	4,644
Energizer Holdings, Inc.	1,200	60,264
Flowers Foods, Inc.	12,110	263,271
Hostess Brands, Inc. (b)	3,120	45,365
Ingles Markets, Inc. - Class A	600	28,506
Inter Parfums, Inc.	150	10,906
Lancaster Colony Corp.	90	14,409
Medifast, Inc.	400	43,832
Natural Grocers by Vitamin Cottage, Inc.	10,260	101,266
Nu Skin Enterprises, Inc. - Class A	2,000	81,960
Post Holdings, Inc. (b)	3,365	367,122
SpartanNash Co.	450	6,408
Universal Corp.	2,830	161,480
USANA Health Sciences, Inc. (b)	1,000	78,550
Vector Group Ltd.	8,116	108,673
Village Super Market, Inc. - Class A	1,700	39,440
		2,053,342
Energy - 5.8%
Altus Midstream Co. - Class A (b)	22,800	65,208
Apergy Corp. (b)	2,600	87,828
Berry Petroleum Corp.	9,570	90,245
Bonanza Creek Energy, Inc. (b)	5,390	125,803
Cactus, Inc. - Class A	1,800	61,776
California Resources Corp. (b)	640	5,779
Callon Petroleum Co. (b)	12,700	61,341
Centennial Resource Development, Inc. - Class A (b)	18,300	84,546
Cimarex Energy Co.	5,179	271,846
CNX Midstream Partners LP	3,900	64,194
CONSOL Energy, Inc. (b)	1,570	22,781
CVR Energy, Inc.	1,940	78,434
Delek US Holdings, Inc.	2,360	79,131
Denbury Resources, Inc. (b)	1,770	2,496
Dorian LPG Ltd. (b)	1,840	28,483
Earthstone Energy, Inc. - Class A (b)	14,860	94,064
Forum Energy Technologies, Inc. (b)	11,720	19,690
Frank's International NV (b)	14,600	75,482
FTS International, Inc. (b)	2,070	2,153
Gulfport Energy Corp. (b)	3,450	10,488
Hallador Energy Co.	3,110	9,237
Helix Energy Solutions Group, Inc. (b)	730	7,030
Hoegh LNG Partners LP	1,300	20,319
Kosmos Energy Ltd.	14,500	82,650
Laredo Petroleum, Inc. (b)	34,720	99,646
Liberty Oilfield Services, Inc. - Class A	7,200	80,064
Magnolia Oil & Gas Corp. - Class A (b)	6,400	80,512
Matrix Service Co. (b)	2,600	59,488
McDermott International, Inc. (b)(c)	830	562
Nabors Industries Ltd.	8,780	25,286
Newpark Resources, Inc. (b)	9,700	60,819
NexTier Oilfield Solutions, Inc. (b)	22,200	148,740
Nine Energy Service, Inc. (b)	2,800	21,896
Noble Midstream Partners LP	2,300	61,088
Nordic American Tankers Ltd.	2,070	10,184
Oasis Midstream Partners LP	3,600	59,724
Oasis Petroleum, Inc. (b)	3,123	10,181
Oil States International, Inc. (b)	330	5,382
Par Pacific Holdings, Inc. (b)	1,700	39,508
PBF Energy, Inc. - Class A	1,900	59,603
PDC Energy, Inc. (b)	2,280	59,668
ProPetro Holding Corp. (b)	7,300	82,125
Range Resources Corp.	12,100	58,685
Renewable Energy Group, Inc. (b)	2,400	64,680
REX American Resources Corp. (b)	900	73,764
Ring Energy, Inc. (b)	6,030	15,919
RPC, Inc.	12,100	63,404
SandRidge Energy, Inc. (b)	1,525	6,466
Scorpio Tankers, Inc.	20	787
SEACOR Holdings, Inc. (b)	1,860	80,259
Select Energy Services, Inc. - Class A (b)	4,300	39,904
SilverBow Resources, Inc. (b)	760	7,524
SM Energy Co.	650	7,306
Solaris Oilfield Infrastructure, Inc. - Class A	5,600	78,400
Southwestern Energy Co. (b)	10,270	24,853
SRC Energy, Inc. (b)	20,300	83,636
Talos Energy, Inc. (b)	1,410	42,511
Teekay Tankers Ltd. - Class A (b)	332	7,958
Transocean Ltd. (b)	241	1,658
W&T Offshore, Inc. (b)	15,200	84,512
World Fuel Services Corp.	1,630	70,775
WPX Energy, Inc. (b)	19,702	270,705
		3,499,186
Financials - 30.6%
1st Source Corp.	800	41,504
AllianceBernstein Holding LP	1,300	39,338
Amalgamated Bank - Class A	2,000	38,900
Ambac Financial Group, Inc. (b)	3,800	81,966
American Equity Investment Life Holding Co.	2,700	80,811
AMERISAFE, Inc.	810	53,484
Argo Group International Holdings Ltd.	600	39,450
Artisan Partners Asset Management, Inc. - Class A	8,500	274,720
Associated Banc-Corp	4,748	104,646
Assured Guaranty Ltd.	1,901	93,187
BancFirst Corp.	3,370	210,423
Bank OZK	19,089	582,310
BankUnited, Inc.	9,128	333,720
Bar Harbor Bankshares	1,500	38,085
Berkshire Hills Bancorp, Inc.	664	21,832
BOK Financial Corp.	2,571	224,705
Boston Private Financial Holdings, Inc.	7,300	87,819
Bridge Bancorp, Inc.	1,800	60,354
Bridgewater Bancshares, Inc. (b)	1,500	20,670
Brightsphere Investment Group, Inc.	4,000	40,880
Brookline Bancorp, Inc.	22,958	377,889
Brown & Brown, Inc.	5,297	209,125
Bryn Mawr Bank Corp.	1,000	41,240
Cadence BanCorp	22,728	412,059
Camden National Corp.	900	41,454
Capitol Federal Financial, Inc.	1,400	19,222
Carolina Financial Corp.	2,020	87,325
Cathay General Bancorp	9,741	370,645
City Holding Co.	1,124	92,112
CNO Financial Group, Inc.	4,200	76,146
Colony Credit Real Estate, Inc.	5,800	76,328
Columbia Banking System, Inc.	1,520	61,841
Community Bank System, Inc.	1,560	110,666
Community Trust Bancorp, Inc.	1,300	60,632
ConnectOne Bancorp, Inc.	2,300	59,156
Cowen, Inc. - Class A (b)	3,800	59,850
CrossFirst Bankshares, Inc. (b)	1,400	20,188
Customers Bancorp, Inc. (b)	3,300	78,573
CVB Financial Corp.	7,300	157,534
Dime Community Bancshares, Inc.	4,874	101,818
Donegal Group, Inc. - Class A	2,695	39,940
Eagle Bancorp, Inc.	1,600	77,808
Employers Holdings, Inc.	7,120	297,260
Enova International, Inc. (b)	8,675	208,720
Enstar Group Ltd. (b)	2,636	545,283
Enterprise Financial Services Corp.	1,432	69,037
Equity Bancshares, Inc. - Class A (b)	2,500	77,175
Essent Group Ltd.	6,620	344,174
Evercore, Inc. - Class A	500	37,380
FB Financial Corp.	500	19,795
FBL Financial Group, Inc. - Class A	1,012	59,637
Federal Agricultural Mortgage Corp. - Class C	500	41,750
Federated Investors, Inc. - Class B	2,470	80,497
FedNat Holding Co.	200	3,326
FGL Holdings	6,100	64,965
Financial Institutions, Inc.	1,200	38,520
First BanCorp	19,710	208,729
First Business Financial Services, Inc.	800	21,064
First Citizens BancShares, Inc. - Class A	31	16,498
First Commonwealth Financial Corp.	60	871
First Community Bankshares, Inc.	2,978	92,378
First Defiance Financial Corp.	12,302	387,390
First Financial Bancorp	1,500	38,160
First Financial Corp.	2,111	96,515
First Hawaiian, Inc.	2,700	77,895
First Internet Bancorp	1,600	37,936
First Merchants Corp.	1,520	63,217
First Mid Bancshares, Inc.	1,100	38,775
First Midwest Bancorp, Inc.	4,750	109,535
Flushing Financial Corp.	3,700	79,938
FNB Corp.	4,700	59,690
Franklin Financial Network, Inc.	1,700	58,361
FS Bancorp, Inc.	300	19,137
Fulton Financial Corp.	11,030	192,253
GAIN Capital Holdings, Inc.	4,800	18,960
GAMCO Investors, Inc. - Class A	1,100	21,439
Genworth Financial, Inc. - Class A (b)	25,510	112,244
German American Bancorp, Inc.	600	21,372
Glacier Bancorp, Inc.	2,057	94,601
Global Indemnity Ltd.	2,839	84,120
Great Ajax Corp.	3,900	57,759
Great Southern Bancorp, Inc.	1,200	75,984
Great Western Bancorp, Inc.	4,220	146,603
Greenhill & Co, Inc.	3,600	61,488
Hancock Whitney Corp.	4,386	192,458
Hanmi Financial Corp.	3,900	77,980
HBT Financial, Inc. (b)	1,100	20,889
Heartland Financial USA, Inc.	1,200	59,688
Heritage Financial Corp.	1,400	39,620
Hilltop Holdings, Inc.	2,300	57,339
Hingham Institution for Savings	200	42,040
Home BancShares, Inc.	7,260	142,732
HomeStreet, Inc. (b)	2,300	78,200
HomeTrust Bancshares, Inc.	700	18,781
Hope Bancorp, Inc.	11,710	174,011
Horace Mann Educators Corp.	1,800	78,588
Horizon Bancorp, Inc.	1,000	19,000
IBERIABANK Corp.	2,240	167,619
Independent Bank Corp.	1,318	29,853
International Bancshares Corp.	5,200	223,964
INTL FCStone, Inc. (b)	800	39,064
Investors Bancorp, Inc.	14,910	177,653
Lakeland Bancorp, Inc.	3,400	59,092
Legg Mason, Inc.	2,200	79,002
Live Oak Bancshares, Inc.	8,788	167,060
Luther Burbank Corp.	6,000	69,180
MBIA, Inc. (b)	6,500	60,450
Mercantile Bank Corp.	1,198	43,691
Merchants Bancorp	2,000	39,420
Meridian Bancorp, Inc.	5,375	107,984
Metropolitan Bank Holding Corp. (b)	800	38,584
MGIC Investment Corp.	5,325	75,455
Midland States Bancorp, Inc.	2,700	78,192
MidWestOne Financial Group, Inc.	1,100	39,853
Mr. Cooper Group, Inc. (b)	20,125	251,764
National Bank Holdings Corp. - Class A	495	17,434
National General Holdings Corp.	4,140	91,494
National Western Life Group, Inc. - Class A	845	245,794
Navient Corp.	5,600	76,608
NBT Bancorp, Inc.	1,628	66,032
NMI Holdings, Inc. - Class A (b)	3,489	115,765
Northfield Bancorp, Inc.	3,400	57,664
Northrim BanCorp, Inc.	1,560	59,748
OceanFirst Financial Corp.	1,600	40,864
Old National Bancorp	1,100	20,119
On Deck Capital, Inc. (b)	6,450	26,703
OP Bancorp	1,891	19,610
Oppenheimer Holdings, Inc. - Class A	3,020	82,990
Orrstown Financial Services, Inc.	900	20,358
Pacific Premier Bancorp, Inc.	1,200	39,126
Park National Corp.	400	40,952
Peapack Gladstone Financial Corp.	2,500	77,250
Peoples Bancorp, Inc.	600	20,796
ProAssurance Corp.	10,170	367,544
Prosperity Bancshares, Inc.	299	21,495
Provident Financial Services, Inc.	4,550	112,157
Pzena Investment Management, Inc. - Class A	5,816	50,134
Radian Group, Inc.	17,296	435,167
RBB Bancorp	1,900	40,223
Reinsurance Group of America, Inc.	522	85,117
RenaissanceRe Holdings Ltd.	1,210	237,184
Renasant Corp.	1,100	38,962
Republic Bancorp, Inc. - Class A	2,633	123,224
RLI Corp.	600	54,012
Sandy Spring Bancorp, Inc.	3,290	124,625
Sculptor Capital Management, Inc.	1,900	41,990
Selective Insurance Group, Inc.	530	34,551
Simmons First National Corp. - Class A	4,790	128,324
SLM Corp.	6,500	57,915
South Plains Financial, Inc.	1,000	20,870
South State Corp.	200	17,350
Southern Missouri Bancorp, Inc.	500	19,180
Southern National Bancorp of Virginia, Inc.	2,400	39,240
State Auto Financial Corp.	600	18,612
Sterling Bancorp	32,625	687,735
Sterling Bancorp, Inc.	5,100	41,310
Stewart Information Services Corp.	1,900	77,501
Stifel Financial Corp.	1,500	90,975
Stock Yards Bancorp, Inc.	2,870	117,842
Territorial Bancorp, Inc.	600	18,564
Texas Capital Bancshares, Inc. (b)	1,300	73,801
The Bancorp, Inc. (b)	4,410	57,198
The First of Long Island Corp.	9,274	232,592
Third Point Reinsurance Ltd. (b)	7,800	82,056
Towne Bank	700	19,474
TriCo Bancshares	1,500	61,215
TrustCo Bank Corp. NY	13,590	117,825
Trustmark Corp.	7,669	264,657
UMB Financial Corp.	800	54,912
Umpqua Holdings Corp.	3,300	58,410
United Bankshares, Inc.	5,190	200,645
United Community Banks, Inc.	4,300	132,784
United Community Financial Corp.	980	11,427
United Fire Group, Inc.	1,300	56,849
Univest Financial Corp.	5,939	159,046
Valley National Bancorp	1,440	16,488
Victory Capital Holdings, Inc. - Class A	3,900	81,783
Virtu Financial, Inc. - Class A	2,500	39,975
Virtus Investment Partners, Inc.	500	60,860
Waddell & Reed Financial, Inc. - Class A	3,900	65,208
Washington Federal, Inc.	3,950	144,767
Washington Trust Bancorp, Inc.	700	37,653
Waterstone Financial, Inc.	2,100	39,963
West Bancorporation, Inc.	800	20,504
Westwood Holdings Group, Inc.	2,000	59,240
Wintrust Financial Corp.	1,100	77,990
WSFS Financial Corp.	900	39,591
		18,518,015
Health Care - 2.6%
Akorn, Inc. (b)	350	525
Anika Therapeutics, Inc. (b)	740	38,369
Assertio Therapeutics, Inc. (b)	210	262
BioCryst Pharmaceuticals, Inc. (b)	2,070	7,141
Coherus Biosciences, Inc. (b)	2,140	38,531
Endo International PLC (b)	1,390	6,519
Evolent Health, Inc. - Class A (b)	1,660	15,023
G1 Therapeutics, Inc. (b)	190	5,022
Hanger, Inc. (b)	8,998	248,435
HMS Holdings Corp. (b)	2,850	84,360
ImmunoGen, Inc. (b)	6,190	31,600
Integer Holdings Corp. (b)	2,278	183,220
Jounce Therapeutics, Inc. (b)	970	8,468
Ligand Pharmaceuticals, Inc. (b)	340	35,459
Magellan Health, Inc. (b)	1,000	78,250
Mallinckrodt PLC (b)	3,220	11,238
MEDNAX, Inc. (b)	2,800	77,812
National HealthCare Corp.	903	78,046
Natus Medical, Inc. (b)	6,819	224,959
Owens & Minor, Inc.	30	155
Patterson Cos., Inc.	2,800	57,344
Rigel Pharmaceuticals, Inc. (b)	7,880	16,863
Surgery Partners, Inc. (b)	692	10,833
Taro Pharmaceutical Industries Ltd. (b)	900	79,137
Tivity Health, Inc. (b)	5,070	103,149
Triple-S Management Corp. - Class B (b)	5,293	97,868
		1,538,588
Industrials - 20.7%
AAR Corp.	2,840	128,084
ACCO Brands Corp.	6,200	58,032
Aerojet Rocketdyne Holdings, Inc. (b)	2,270	103,648
AeroVironment, Inc. (b)	395	24,387
Aircastle Ltd.	10,140	324,581
Alaska Air Group, Inc.	4,603	311,853
Allegiant Travel Co.	2,414	420,133
Apogee Enterprises, Inc.	1,500	48,750
ArcBest Corp.	1,290	35,604
Arcosa, Inc.	1,629	72,572
Armstrong Flooring, Inc. (b)	9,300	39,711
ASGN, Inc. (b)	1,300	92,261
Astec Industries, Inc.	1,900	79,800
AZZ, Inc.	3,980	182,881
Barnes Group, Inc.	2,062	127,762
BG Staffing, Inc.	2,940	64,357
Blue Bird Corp. (b)	5,870	134,540
BMC Stock Holdings, Inc. (b)	7,020	201,404
Brady Corp. - Class A	1,431	81,939
Builders FirstSource, Inc. (b)	6,320	160,591
Caesarstone Ltd.	5,200	78,364
CBIZ, Inc. (b)	150	4,044
CECO Environmental Corp. (b)	1,000	7,660
Colfax Corp. (b)	8,490	308,866
Columbus McKinnon Corp.	550	22,016
Comfort Systems USA, Inc.	800	39,880
Continental Building Products, Inc. (b)	12,280	447,360
Covenant Transportation Group, Inc. - Class A (b)	4,500	58,162
CSW Industrials, Inc.	1,463	112,651
Curtiss-Wright Corp.	440	61,992
Deluxe Corp.	3,470	173,222
Ducommun, Inc. (b)	640	32,339
DXP Enterprises, Inc. (b)	2,880	114,653
Echo Global Logistics, Inc. (b)	460	9,522
EMCOR Group, Inc.	2,142	184,855
Encore Wire Corp.	300	17,220
EnerSys	1,000	74,830
Ennis, Inc.	4,880	105,652
EnPro Industries, Inc.	1,200	80,256
Federal Signal Corp.	223	7,192
Fluor Corp.	4,500	84,960
Foundation Building Materials, Inc. (b)	5,900	114,165
Franklin Electric Co, Inc.	2,280	130,690
FTI Consulting, Inc. (b)	1,765	195,315
Gibraltar Industries, Inc. (b)	200	10,088
GP Strategies Corp. (b)	2,800	37,044
GrafTech International Ltd.	6,800	79,016
Graham Corp.	3,654	79,950
Great Lakes Dredge & Dock Corp. (b)	5,260	59,596
H&E Equipment Services, Inc.	560	18,721
Hawaiian Holdings, Inc.	1,400	41,006
Heidrick & Struggles International, Inc.	9,689	314,892
Herman Miller, Inc.	2,220	92,463
Hertz Global Holdings, Inc. (b)	886	13,955
Hillenbrand, Inc.	5,580	185,870
Hub Group, Inc. - Class A (b)	12,252	628,405
Hyster-Yale Materials Handling, Inc.	4,041	238,257
ICF International, Inc.	120	10,994
InnerWorkings, Inc. (b)	7,300	40,223
Insteel Industries, Inc.	3,300	70,917
Interface, Inc.	3,500	58,065
Kelly Services, Inc. - Class A	8,161	184,275
Kennametal, Inc.	1,100	40,579
Kforce, Inc.	500	19,850
Kimball International, Inc. - Class B	1,868	38,612
Kirby Corp. (b)	5,176	463,407
Knoll, Inc.	700	17,682
Korn Ferry	1,900	80,560
LB Foster Co. - Class A (b)	2,890	56,008
Masonite International Corp. (b)	1,100	79,431
Matson, Inc.	2,000	81,600
McGrath RentCorp	100	7,654
Mercury Systems, Inc. (b)	1,210	83,623
Meritor, Inc. (b)	3,300	86,427
Miller Industries, Inc.	1,100	40,843
Mobile Mini, Inc.	200	7,582
Moog, Inc. - Class A	722	61,608
MRC Global, Inc. (b)	3,150	42,966
Mueller Industries, Inc.	4,990	158,433
Mueller Water Products, Inc. - Class A	1,700	20,366
MYR Group, Inc. (b)	1,800	58,662
National Presto Industries, Inc.	900	79,551
Navistar International Corp. (b)	4,450	128,783
NOW, Inc. (b)	4,970	55,863
Park Aerospace Corp.	1,830	29,774
Preformed Line Products Co.	600	36,210
Primoris Services Corp.	2,600	57,824
Resideo Technologies, Inc. (b)	6,400	76,352
Resources Connection, Inc.	4,700	76,751
RR Donnelley & Sons Co.	100	395
Rush Enterprises, Inc. - Class A	2,710	126,015
SkyWest, Inc.	3,195	206,493
SP Plus Corp. (b)	1,205	51,128
Spirit Airlines, Inc. (b)	1,500	60,465
SPX FLOW, Inc. (b)	7,395	361,394
Steelcase, Inc. - Class A	1,800	36,828
Stericycle, Inc. (b)	3,980	253,964
Sterling Construction Co., Inc. (b)	2,700	38,016
Tetra Tech, Inc.	1,260	108,562
The Greenbrier Cos., Inc.	2,500	81,075
The Toro Co.	3,076	245,065
Thermon Group Holdings, Inc. (b)	2,200	58,960
TriMas Corp. (b)	4,962	155,856
Trinity Industries, Inc.	10,639	235,654
Triumph Group, Inc.	1,800	45,486
TrueBlue, Inc. (b)	2,500	60,150
Tutor Perini Corp. (b)	6,000	77,160
UniFirst Corp.	630	127,247
Universal Forest Products, Inc.	2,700	128,790
Universal Logistics Holdings, Inc.	3,100	58,776
Valmont Industries, Inc.	400	59,912
Vectrus, Inc. (b)	2,290	117,385
Veritiv Corp. (b)	2,462	48,428
Wabash National Corp.	8,140	119,577
Watts Water Technologies, Inc. - Class A	780	77,813
Werner Enterprises, Inc.	500	18,195
Wesco Aircraft Holdings, Inc. (b)	400	4,408
WESCO International, Inc. (b)	4,270	253,595
		12,526,286
Information Technology - 7.6%
Acacia Communications, Inc. (b)	370	25,090
Ambarella, Inc. (b)	237	14,353
Amkor Technology, Inc. (b)	5,100	66,300
Anixter International, Inc. (b)	2,100	193,410
AVX Corp.	2,900	59,363
Belden, Inc.	2,620	144,100
Broadridge Financial Solutions, Inc.	2,266	279,942
Cardtronics PLC - Class A (b)	710	31,701
Casa Systems, Inc. (b)	4,900	20,041
Cass Information Systems, Inc.	1,000	57,740
Cirrus Logic, Inc. (b)	3,121	257,202
CommScope Holding Co., Inc. (b)	2,900	41,151
Comtech Telecommunications Corp.	1,390	49,331
CSG Systems International, Inc.	1,100	56,958
Diodes, Inc. (b)	1,667	93,969
Ebix, Inc.	2,400	80,184
ePlus, Inc. (b)	200	16,858
Fabrinet (b)	70	4,539
FormFactor, Inc. (b)	50	1,298
Insight Enterprises, Inc. (b)	5,209	366,141
KBR, Inc.	2,860	87,230
Kimball Electronics, Inc. (b)	3,400	59,670
Knowles Corp. (b)	2,390	50,548
Methode Electronics, Inc.	1,000	39,350
NeoPhotonics Corp. (b)	8,540	75,323
NIC, Inc.	2,700	60,345
NVE Corp.	1,388	99,103
Onto Innovation, Inc. (b)	123	4,494
OSI Systems, Inc. (b)	940	94,696
PC Connection, Inc.	800	39,728
Perficient, Inc. (b)	2,600	119,782
Perspecta, Inc.	6,810	180,056
Plantronics, Inc.	2,300	62,882
Plexus Corp. (b)	800	61,552
Progress Software Corp.	2,733	113,556
Rogers Corp. (b)	459	57,251
Sanmina Corp. (b)	17,076	584,682
ScanSource, Inc. (b)	2,100	77,595
Semtech Corp. (b)	1,050	55,545
StarTek, Inc. (b)	2,760	22,025
Super Micro Computer, Inc. (b)	3,500	84,070
Synaptics, Inc. (b)	450	29,596
SYNNEX Corp.	530	68,264
Tech Data Corp. (b)	1,061	152,360
Unisys Corp. (b)	8,039	95,342
Veeco Instruments, Inc. (b)	290	4,259
Verint Systems, Inc. (b)	1,185	65,602
Vishay Intertechnology, Inc.	2,800	59,612
Vishay Precision Group, Inc. (b)	408	13,872
WNS Holdings Ltd. - ADR (b)	3,339	220,875
Xperi Corp.	280	5,180
		4,604,116
Materials - 3.3%
American Vanguard Corp.	3,200	62,304
Ashland Global Holdings, Inc.	3,415	261,350
Cabot Corp.	1,300	61,776
Century Aluminum Co. (b)	7,700	57,865
Cleveland-Cliffs, Inc. (c)	7,330	61,572
Commercial Metals Co.	3,020	67,255
Domtar Corp.	1,500	57,360
FutureFuel Corp.	3,100	38,409
Greif, Inc. - Class A	1,205	53,261
Haynes International, Inc.	270	9,661
Innophos Holdings, Inc.	1,193	38,152
Innospec, Inc.	870	89,993
Kaiser Aluminum Corp.	1,032	114,438
Livent Corp. (b)	6,900	58,995
Materion Corp.	2,203	130,968
Mercer International, Inc.	4,800	59,040
Minerals Technologies, Inc.	1,000	57,630
PH Glatfelter Co.	190	3,477
PolyOne Corp.	600	22,074
Ryerson Holding Corp. (b)	1,430	16,917
Schnitzer Steel Industries, Inc. - Class A	900	19,512
Silgan Holdings, Inc.	700	21,756
SunCoke Energy, Inc.	9,730	60,618
Trecora Resources (b)	1,900	13,585
Tredegar Corp.	1,060	23,691
Trinseo SA	2,100	78,141
Tronox Holdings PLC - Class A	190	2,170
UFP Technologies, Inc. (b)	901	44,699
Verso Corp. - Class A (b)	3,550	64,007
Warrior Met Coal, Inc.	6,840	144,529
Worthington Industries, Inc.	1,450	61,161
WR Grace & Co.	1,673	116,859
		1,973,225
Real Estate - 6.0%
Alexander & Baldwin, Inc.	2,400	50,304
American Campus Communities, Inc.	2,933	137,939
CatchMark Timber Trust, Inc.	2,072	23,766
Chatham Lodging Trust	2,060	37,780
Colony Capital, Inc.	17,100	81,225
CoreCivic, Inc.	11,096	192,849
CubeSmart	13,186	415,095
DiamondRock Hospitality Co.	8,210	90,967
First Industrial Realty Trust, Inc.	4,490	186,380
Franklin Street Properties Corp.	970	8,303
Healthcare Realty Trust, Inc.	3,360	112,123
iStar, Inc.	11,570	167,881
Jones Lang LaSalle, Inc.	949	165,211
Lexington Realty Trust	4,860	51,613
Monmouth Real Estate Investment Corp.	3,590	51,983
National Health Investors, Inc.	621	50,599
Office Properties Income Trust	8,080	259,691
Pebblebrook Hotel Trust	9,680	259,521
Physicians Realty Trust	370	7,008
Piedmont Office Realty Trust, Inc. - Class A	6,650	147,896
PS Business Parks, Inc.	294	48,472
RE/MAX Holdings, Inc.	2,977	114,585
Retail Opportunity Investments Corp.	420	7,417
RLJ Lodging Trust	13,690	242,587
Sabra Health Care REIT, Inc.	3,220	68,715
Senior Housing Properties Trust	20,137	169,956
Seritage Growth Properties - Class A	2,000	80,160
STAG Industrial, Inc.	417	13,165
Summit Hotel Properties, Inc.	5,190	64,045
Sunstone Hotel Investors, Inc.	10,120	140,870
Tanger Factory Outlet Centers, Inc.	7,114	104,789
Urban Edge Properties	910	17,454
Washington Real Estate Investment Trust	2,630	76,743
		3,647,092
Utilities - 3.8%
ALLETE, Inc.	2,130	172,892
Artesian Resources Corp. - Class A	1,799	66,941
Avista Corp.	2,860	137,537
Black Hills Corp.	440	34,558
Clearway Energy, Inc. - Class A	11,830	226,190
El Paso Electric Co.	1,880	127,633
MGE Energy, Inc.	781	61,558
New Jersey Resources Corp.	340	15,154
NorthWestern Corp.	1,100	78,837
ONE Gas, Inc.	2,272	212,591
Otter Tail Corp.	3,035	155,665
PNM Resources, Inc.	2,790	141,481
Portland General Electric Co.	1,785	99,585
South Jersey Industries, Inc.	10,022	330,526
Southwest Gas Holdings, Inc.	1,000	75,970
Spire, Inc.	900	74,979
Star Group LP	4,200	39,732
Suburban Propane Partners LP	3,600	78,660
The York Water Co.	294	13,556
UGI Corp.	2,856	128,977
		2,273,022
Total Common Stocks (Cost $55,638,370)		$59,211,186

SHORT-TERM INVESTMENT - 1.8%
Money Market Fund - 1.8%
First American Government Obligations Fund - Class X, 1.508% (d)(e)	1,093,747	$1,093,747
Total Short-Term Investment (Cost $1,093,747)		$1,093,747

Total Investments at Value (Cost $56,732,117) - 99.8%		$60,304,933
Other Assets in Excess of Liabilities - 0.2%		127,760
Net Assets - 100.0%		$60,432,693

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $3,294.
(d)	Rate listed is the 7-day effective yield as of December 31, 2019.
(e)	A portion of this security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2019 was $3,592.

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX FUND	December 31, 2019
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 99.0% (a)
Communication Services - 9.4%
Activision Blizzard, Inc.	4,613	$274,104
Actua Corp. (b)(c)	100	28
AH Belo Corp. - Class A	90	254
Alphabet, Inc. - Class C (d)	3,983	5,325,351
AMC Entertainment Holdings, Inc. - Class A (e)	107	775
AMC Networks, Inc. - Class A (d)	356	14,062
Ambassadors Group, Inc. (b)(c)(d)	400	–
AT&T, Inc.	47,618	1,860,911
Boingo Wireless, Inc. (d)	750	8,212
Cars.com, Inc. (d)	575	7,027
CenturyLink, Inc.	6,072	80,211
Charter Communications, Inc. - Class A (d)	1,158	561,723
Cinemark Holdings, Inc.	775	26,234
Cogent Communications Holdings, Inc.	200	13,162
Comcast Corp. - Class A	27,208	1,223,544
Consolidated Communications Holdings, Inc.	501	1,944
Discovery, Inc. - Class A (d)	798	26,127
DISH Network Corp. - Class A (d)	1,469	52,105
Electronic Arts, Inc. (d)	1,940	208,569
Facebook, Inc. - Class A (d)	14,909	3,060,072
Fox Corp. - Class A	2,196	81,406
Gaia, Inc. (d)	600	4,794
Gannett Co, Inc.	870	5,551
GCI Liberty, Inc. - Class A (d)	681	48,249
Gray Television, Inc. (d)	500	10,720
IAC/InterActiveCorp. (d)	450	112,100
IDT Corp. - Class B (d)	2,496	17,996
Iridium Communications, Inc. (d)	910	22,422
John Wiley & Sons, Inc. - Class A	200	9,704
Liberty Broadband Corp. - Class A (d)	1,381	172,017
Liberty Media Corp.-Liberty Braves - Class A (d)	360	10,674
Liberty Media Corp.-Liberty Formula One - Class A (d)	600	26,268
Liberty Media Corp.-Liberty SiriusXM - Class A (d)	2,252	108,862
Liberty TripAdvisor Holdings, Inc. - Class A (d)	790	5,807
Lions Gate Entertainment Corp. - Class B (d)	1,033	10,258
Live Nation Entertainment, Inc. (d)	1,137	81,261
Loral Space & Communications, Inc. (d)	300	9,696
Match Group, Inc. (d)(e)	595	48,855
Meredith Corp.	300	9,741
MSG Networks, Inc. - Class A (d)	581	10,109
National CineMedia, Inc.	500	3,645
Netflix, Inc. (d)	2,752	890,465
News Corp. - Class A	2,853	40,341
Nexstar Media Group, Inc. - Class A	399	46,783
Omnicom Group, Inc.	844	68,381
Roku, Inc. (d)	290	38,831
Rosetta Stone, Inc. (d)	300	5,442
Scholastic Corp.	325	12,496
Shenandoah Telecommunications Co.	300	12,483
Sinclair Broadcast Group, Inc. - Class A	425	14,170
Sirius XM Holdings, Inc.	14,709	105,169
Snap, Inc. - Class A (d)	5,930	96,837
Spok Holdings, Inc.	400	4,892
Sprint Corp. (d)	5,547	28,900
Take-Two Interactive Software, Inc. (d)	625	76,519
TechTarget, Inc. (d)	800	20,880
TEGNA, Inc.	1,725	28,790
Telephone & Data Systems, Inc.	700	17,801
The E.W. Scripps Co. - Class A	526	8,263
The Interpublic Group of Cos, Inc.	1,552	35,851
The Madison Square Garden Co. - Class A (d)	93	27,360
The Marcus Corp.	100	3,177
The New York Times Co. - Class A	1,050	33,779
The Walt Disney Co.	10,226	1,478,986
T-Mobile US, Inc. (d)	2,125	166,643
Travelzoo (d)	100	1,070
TripAdvisor, Inc.	634	19,261
Twitter, Inc. (d)	5,300	169,865
United States Cellular Corp. (d)	300	10,869
Verizon Communications, Inc.	26,033	1,598,426
ViacomCBS, Inc. - Class B	3,594	150,840
Vonage Holdings Corp. (d)	1,425	10,559
World Wrestling Entertainment, Inc. - Class A	600	38,922
Yelp, Inc. (d)	566	19,714
Zayo Group Holdings, Inc. (d)	1,525	52,841
Zillow Group, Inc. - Class C (d)	748	34,363
Zynga, Inc. - Class A (d)	5,350	32,742
		18,957,261
Consumer Discretionary - 10.1%
1-800-Flowers.com, Inc. - Class A (d)	300	4,350
Aaron's, Inc.	400	22,844
Abercrombie & Fitch Co. - Class A	425	7,348
Adtalem Global Education, Inc. (d)	400	13,988
Advance Auto Parts, Inc.	491	78,639
Amazon.com, Inc. (d)	2,898	5,355,040
American Axle & Manufacturing Holdings, Inc. (d)	550	5,918
American Eagle Outfitters, Inc.	1,225	18,007
American Outdoor Brands Corp. (d)	475	4,408
American Public Education, Inc. (d)	300	8,217
Aramark	1,675	72,695
Autoliv, Inc.	648	54,698
AutoNation, Inc. (d)	525	25,531
AutoZone, Inc. (d)	156	185,844
Beazer Homes USA, Inc. (d)	200	2,826
Bed Bath & Beyond, Inc.	1,125	19,462
Best Buy Co., Inc.	1,625	142,675
Big Lots, Inc.	200	5,744
Booking Holdings, Inc. (d)	258	529,862
BorgWarner, Inc.	1,310	56,828
Boyd Gaming Corp.	725	21,706
Bright Horizons Family Solutions, Inc. (d)	300	45,087
Brinker International, Inc.	175	7,350
Brunswick Corp.	550	32,989
Burlington Stores, Inc. (d)	448	102,157
Caleres, Inc.	425	10,094
Callaway Golf Co.	500	10,600
Career Education Corp. (d)	500	9,195
CarMax, Inc. (d)	930	81,533
Carnival Corp.	2,825	143,595
Carter's, Inc.	382	41,768
Cavco Industries, Inc. (d)	100	19,538
Chegg, Inc. (d)	740	28,053
Chipotle Mexican Grill, Inc. (d)	157	131,426
Choice Hotels International, Inc.	450	46,543
Churchill Downs, Inc.	201	27,577
Citi Trends, Inc.	50	1,156
Collectors Universe, Inc.	110	2,535
Columbia Sportswear Co.	100	10,019
Conn's, Inc. (d)	500	6,195
Cooper Tire & Rubber Co.	425	12,219
Core-Mark Holding Co, Inc.	206	5,601
Cracker Barrel Old Country Store, Inc.	191	29,364
Crocs, Inc. (d)	1,200	50,268
CSS Industries, Inc.	50	220
Dana, Inc.	900	16,380
Darden Restaurants, Inc.	823	89,715
Dave & Buster's Entertainment, Inc.	300	12,051
Deckers Outdoor Corp. (d)	25	4,222
Designer Brands, Inc. - Class A	550	8,657
Dick's Sporting Goods, Inc.	527	26,081
Dillard's, Inc. - Class A (e)	347	25,498
Dollar General Corp.	1,696	264,542
Dollar Tree, Inc. (d)	1,546	145,401
Domino's Pizza, Inc.	279	81,965
Dorman Products, Inc. (d)	200	15,144
DR Horton, Inc.	2,073	109,351
Dunkin' Brands Group, Inc.	600	45,324
eBay, Inc.	4,825	174,231
Etsy, Inc. (d)	740	32,782
Expedia Group, Inc.	894	96,677
Fiesta Restaurant Group, Inc. (d)	300	2,967
Five Below, Inc. (d)	200	25,572
Floor & Decor Holdings, Inc. - Class A (d)	430	21,848
Foot Locker, Inc.	1,025	39,965
Ford Motor Co.	25,100	233,430
Fossil Group, Inc. (d)	400	3,152
frontdoor, Inc. (d)	487	23,094
GameStop Corp. - Class A (e)	550	3,344
General Motors Co.	8,490	310,734
Gentex Corp.	2,195	63,611
Gentherm, Inc. (d)	75	3,329
Genuine Parts Co.	727	77,229
G-III Apparel Group Ltd. (d)	275	9,213
Golden Entertainment, Inc. (d)	100	1,922
GoPro, Inc. - Class A (d)	300	1,302
Grand Canyon Education, Inc. (d)	200	19,158
Green Brick Partners, Inc. (d)	45	517
Group 1 Automotive, Inc.	223	22,300
Grubhub, Inc. (d)	550	26,752
Guess?, Inc.	400	8,952
H&R Block, Inc.	1,310	30,759
Hanesbrands, Inc.	2,695	40,021
Harley-Davidson, Inc.	1,150	42,769
Hasbro, Inc.	700	73,927
Helen of Troy Ltd. (d)	119	21,395
Hibbett Sports, Inc. (d)	200	5,608
Hilton Grand Vacations, Inc. (d)	105	3,611
Hilton Worldwide Holdings, Inc.	850	94,274
Hooker Furniture Corp.	200	5,138
Hyatt Hotels Corp. - Class A	300	26,913
iRobot Corp. (d)	167	8,455
Jack in the Box, Inc.	236	18,415
K12, Inc. (d)	300	6,105
KB Home	375	12,851
Kohl's Corp.	1,075	54,771
Kontoor Brands, Inc.	339	14,235
L Brands, Inc.	1,484	26,890
Lands' End, Inc. (d)	278	4,670
Las Vegas Sands Corp.	2,727	188,272
La-Z-Boy, Inc.	425	13,379
LCI Industries	154	16,498
Leaf Group Ltd. (d)	200	800
Lear Corp.	500	68,600
Leggett & Platt, Inc.	910	46,255
Lennar Corp. - Class A	1,250	69,738
Lithia Motors, Inc. - Class A	134	19,698
LKQ Corp. (d)	2,100	74,970
Lowe's Cos., Inc.	4,846	580,357
Lumber Liquidators Holdings, Inc. (d)	241	2,355
Macy's, Inc.	2,223	37,791
Marine Products Corp.	700	10,080
Marriott International, Inc. - Class A	2,199	332,995
Marriott Vacations Worldwide Corp.	244	31,417
Mattel, Inc. (d)	2,255	30,555
McDonald's Corp.	4,938	975,798
MDC Holdings, Inc.	330	12,593
Meritage Homes Corp. (d)	200	12,222
MGM Resorts International	3,300	109,791
Mohawk Industries, Inc. (d)	392	53,461
Monro, Inc.	325	25,415
Motorcar Parts of America, Inc. (d)	300	6,609
Movado Group, Inc.	300	6,522
Murphy USA, Inc. (d)	296	34,632
Newell Brands, Inc.	3,415	65,636
NIKE, Inc. - Class B	8,849	896,492
Nordstrom, Inc.	1,000	40,930
Norwegian Cruise Line Holdings Ltd. (d)	325	18,983
NVR, Inc. (d)	30	114,252
Ollie's Bargain Outlet Holdings, Inc. (d)	310	20,246
O'Reilly Automotive, Inc. (d)	510	223,513
Oxford Industries, Inc.	50	3,771
Papa John's International, Inc.	173	10,925
Penn National Gaming, Inc. (d)	178	4,550
Penske Automotive Group, Inc.	350	17,577
Planet Fitness, Inc. - Class A (d)	440	32,859
Polaris, Inc.	340	34,578
Pool Corp.	313	66,475
PulteGroup, Inc.	1,915	74,302
PVH Corp.	543	57,096
Qurate Retail, Inc. - Series A (d)	2,919	24,607
Ralph Lauren Corp.	406	47,591
RCI Hospitality Holdings, Inc.	300	6,150
Regis Corp. (d)	200	3,574
RH (d)	116	24,766
Rocky Brands, Inc.	100	2,943
Ross Stores, Inc.	2,205	256,706
Royal Caribbean Cruises Ltd.	1,087	145,125
Sally Beauty Holdings, Inc. (d)	700	12,775
SeaWorld Entertainment, Inc. (d)	685	21,721
Service Corp International	1,250	57,538
ServiceMaster Global Holdings, Inc. (d)	975	37,694
Shoe Carnival, Inc.	600	22,368
Shutterstock, Inc. (d)	122	5,231
Signet Jewelers Ltd.	620	13,479
Six Flags Entertainment Corp.	600	27,066
Skechers U.S.A., Inc. - Class A (d)	750	32,393
Sleep Number Corp. (d)	188	9,257
Sonic Automotive, Inc. - Class A	300	9,300
Stamps.com, Inc. (d)	129	10,774
Starbucks Corp.	8,383	737,033
Steven Madden Ltd.	450	19,355
Strategic Education, Inc.	87	13,824
Tailored Brands, Inc. (e)	475	1,967
Tapestry, Inc.	1,900	51,243
Target Corp.	3,491	447,581
Tempur Sealy International, Inc. (d)	298	25,944
Tenneco, Inc. - Class A	450	5,895
Tesla, Inc. (d)	643	268,986
Texas Roadhouse, Inc.	475	26,752
The Buckle, Inc.	350	9,464
The Cato Corp. - Class A	300	5,220
The Cheesecake Factory, Inc.	300	11,658
The Children's Place, Inc.	132	8,253
The Gap, Inc.	1,550	27,404
The Goodyear Tire & Rubber Co.	1,825	28,388
The Home Depot, Inc.	7,074	1,544,820
The Rubicon Project, Inc. (d)	1,790	14,606
The TJX Cos., Inc.	7,876	480,909
The Wendy's Co.	1,925	42,754
Thor Industries, Inc.	381	28,304
Tiffany & Co.	735	98,233
Toll Brothers, Inc.	1,050	41,486
TopBuild Corp. (d)	325	33,501
Tractor Supply Co.	851	79,517
TRI Pointe Group, Inc. (d)	1,100	17,138
Tupperware Brands Corp.	300	2,574
Ulta Beauty, Inc. (d)	369	93,409
Under Armour, Inc. - Class A (d)	2,425	52,380
Universal Electronics, Inc. (d)	200	10,452
Urban Outfitters, Inc. (d)	800	22,216
Vail Resorts, Inc.	190	45,568
Veoneer, Inc. (d)	648	10,122
VF Corp.	2,375	236,693
Vista Outdoor, Inc. (d)	400	2,992
Visteon Corp. (d)	261	22,600
Wayfair, Inc. - Class A (d)	300	27,111
Whirlpool Corp.	384	56,652
Williams-Sonoma, Inc.	500	36,720
Wingstop, Inc.	220	18,971
Winnebago Industries, Inc.	175	9,272
Wolverine World Wide, Inc.	725	24,462
Wyndham Destinations, Inc.	620	32,048
Wyndham Hotels & Resorts, Inc.	620	38,942
Wynn Resorts Ltd.	621	86,238
Yum! Brands, Inc.	2,289	230,571
Zumiez, Inc. (d)	300	10,362
		20,383,567
Consumer Staples - 6.7%
Alico, Inc.	200	7,166
Altria Group, Inc.	11,691	583,498
Archer-Daniels-Midland Co.	3,686	170,846
B&G Foods, Inc.	250	4,483
Brown-Forman Corp. - Class B	1,505	101,738
Bunge Ltd.	1,050	60,428
Cal-Maine Foods, Inc.	18	770
Campbell Soup Co.	1,350	66,717
Casey's General Stores, Inc.	287	45,630
Church & Dwight Co, Inc.	1,606	112,966
Colgate-Palmolive Co.	4,991	343,580
Conagra Brands, Inc.	3,741	128,092
Constellation Brands, Inc. - Class A	1,196	226,941
Costco Wholesale Corp.	2,971	873,236
Coty, Inc. - Class A	2,800	31,500
Darling Ingredients, Inc. (d)	975	27,378
Edgewell Personal Care Co. (d)	446	13,808
elf Beauty, Inc. (d)	300	4,839
Energizer Holdings, Inc.	592	29,730
Flowers Foods, Inc.	1,580	34,349
Fresh Del Monte Produce, Inc.	100	3,498
General Mills, Inc.	3,975	212,901
Herbalife Nutrition Ltd. (d)	1,300	61,971
Hormel Foods Corp.	1,875	84,581
Ingles Markets, Inc. - Class A	150	7,127
Ingredion, Inc.	271	25,189
Inter Parfums, Inc.	300	21,813
J&J Snack Foods Corp.	70	12,899
Kellogg Co.	1,903	131,611
Keurig Dr Pepper, Inc.	1,258	36,419
Kimberly-Clark Corp.	2,271	312,376
Lamb Weston Holdings, Inc.	1,157	99,537
Lancaster Colony Corp.	112	17,931
Mannatech, Inc.	70	1,096
McCormick & Co, Inc.	677	114,907
Medifast, Inc.	140	15,341
MGP Ingredients, Inc.	200	9,690
Molson Coors Brewing Co. - Class B	1,163	62,686
Mondelez International, Inc. - Class A	10,031	552,507
Monster Beverage Corp. (d)	2,696	171,331
Nu Skin Enterprises, Inc. - Class A	325	13,319
PepsiCo, Inc.	9,119	1,246,294
Philip Morris International, Inc.	10,236	870,981
Pilgrim's Pride Corp. (d)	650	21,265
Post Holdings, Inc. (d)	438	47,786
PriceSmart, Inc.	115	8,167
Sanderson Farms, Inc.	143	25,199
SpartanNash Co.	400	5,696
Spectrum Brands Holdings, Inc.	277	17,808
Sprouts Farmers Market, Inc. (d)	300	5,805
Sysco Corp.	3,410	291,691
The Andersons, Inc.	75	1,896
The Boston Beer Co, Inc. - Class A (d)	100	37,785
The Clorox Co.	850	130,509
The Coca-Cola Co.	25,840	1,430,244
The Estee Lauder Cos., Inc. - Class A	1,451	299,690
The Hain Celestial Group, Inc. (d)	600	15,573
The Hershey Co.	929	136,544
The JM Smucker Co.	852	88,719
The Kraft Heinz Co.	4,215	135,428
The Kroger Co.	5,485	159,010
The Procter & Gamble Co.	16,180	2,020,882
Tootsie Roll Industries, Inc.	27	922
TreeHouse Foods, Inc. (d)	385	18,673
Tyson Foods, Inc. - Class A	1,911	173,977
United Natural Foods, Inc. (d)	150	1,314
US Foods Holding Corp. (d)	935	39,167
USANA Health Sciences, Inc. (d)	118	9,269
Vector Group Ltd.	938	12,560
Walgreens Boots Alliance, Inc.	5,059	298,279
Walmart, Inc.	9,309	1,106,282
WD-40 Co.	45	8,736
		13,502,576
Energy - 4.0%
Apache Corp.	2,913	74,544
Apergy Corp. (d)	565	19,086
Arch Coal, Inc. - Class A	163	11,694
Archrock, Inc.	812	8,152
Baker Hughes Co.	4,795	122,896
BP Prudhoe Bay Royalty Trust	300	2,064
Cabot Oil & Gas Corp.	3,325	57,888
California Resources Corp. (d)	472	4,262
Callon Petroleum Co. (d)	2,200	10,626
Cheniere Energy, Inc. (d)	1,625	99,239
Chevron Corp.	12,173	1,466,968
Cimarex Energy Co.	596	31,284
CNX Resources Corp. (d)	1,650	14,602
Concho Resources, Inc.	1,020	89,321
ConocoPhillips	7,002	455,340
CONSOL Energy, Inc. (d)	206	2,989
Continental Resources, Inc.	830	28,469
Cross Timbers Royalty Trust	200	1,746
Delek US Holdings, Inc.	301	10,093
Devon Energy Corp.	3,766	97,803
Diamond Offshore Drilling, Inc. (d)(e)	850	6,111
Diamondback Energy, Inc.	850	78,931
DMC Global, Inc.	400	17,976
Dril-Quip, Inc. (d)	145	6,802
EOG Resources, Inc.	3,898	326,496
EQT Corp.	1,339	14,595
Equitrans Midstream Corp.	1,071	14,309
Era Group, Inc. (d)	300	3,051
Exterran Corp. (d)	406	3,179
Exxon Mobil Corp.	27,418	1,913,228
Geospace Technologies Corp. (d)	226	3,790
Green Plains, Inc.	300	4,629
Gulf Island Fabrication, Inc. (d)	381	1,932
Halliburton Co.	5,931	145,132
Helix Energy Solutions Group, Inc. (d)	1,000	9,630
Helmerich & Payne, Inc.	550	24,987
Hess Corp.	2,024	135,223
HollyFrontier Corp.	1,158	58,722
Kinder Morgan, Inc.	13,180	279,021
KLX Energy Services Holdings, Inc. (d)	126	811
Marathon Oil Corp.	5,647	76,686
Marathon Petroleum Corp.	4,001	241,060
Matador Resources Co. (d)	375	6,739
Matrix Service Co. (d)	450	10,296
Murphy Oil Corp.	1,025	27,470
NACCO Industries, Inc. - Class A	300	14,049
National Oilwell Varco, Inc.	2,661	66,658
Newpark Resources, Inc. (d)	875	5,486
Noble Energy, Inc.	2,476	61,504
Occidental Petroleum Corp.	6,581	271,203
Oceaneering International, Inc. (d)	500	7,455
Oil States International, Inc. (d)	200	3,262
ONEOK, Inc.	1,905	144,151
Parsley Energy, Inc. - Class A	1,425	26,947
Patterson-UTI Energy, Inc.	1,100	11,550
PBF Energy, Inc. - Class A	625	19,606
PDC Energy, Inc. (d)	375	9,814
Phillips 66	3,213	357,960
Pioneer Natural Resources Co.	1,221	184,823
QEP Resources, Inc.	1,750	7,875
Range Resources Corp.	1,339	6,494
Renewable Energy Group, Inc. (d)	114	3,072
RPC, Inc.	587	3,076
Schlumberger Ltd.	9,396	377,719
SFL Corp. Ltd.	575	8,361
SM Energy Co.	450	5,058
SRC Energy, Inc. (d)	1,175	4,841
Targa Resources Corp.	1,255	51,242
Teekay Corp.	775	4,123
The Williams Cos., Inc.	5,250	124,530
Valero Energy Corp.	2,994	280,388
Whiting Petroleum Corp. (d)	480	3,523
World Fuel Services Corp.	475	20,625
WPX Energy, Inc. (d)	2,675	36,755
		8,142,022
Financials - 13.8%
Affiliated Managers Group, Inc.	428	36,269
Aflac, Inc.	3,970	210,013
AGNC Investment Corp.	2,175	38,454
Alleghany Corp. (d)	127	101,545
Ally Financial, Inc.	3,625	110,780
American Equity Investment Life Holding Co.	625	18,706
American Express Co.	4,313	536,925
American Financial Group, Inc.	446	48,904
American International Group, Inc.	6,150	315,679
American National Insurance Co.	181	21,300
Ameriprise Financial, Inc.	905	150,755
Ameris Bancorp	300	12,762
Annaly Capital Management, Inc.	6,939	65,365
Apollo Commercial Real Estate Finance, Inc.	600	10,974
Apollo Investment Corp.	575	10,039
Arbor Realty Trust, Inc.	201	2,884
Arch Capital Group Ltd. (d)	1,857	79,647
Ares Capital Corp.	3,355	62,571
Argo Group International Holdings Ltd.	72	4,734
Arlington Asset Investment Corp. - Class A	4	22
Arthur J Gallagher & Co.	1,225	116,657
Artisan Partners Asset Management, Inc. - Class A	300	9,696
Ashford, Inc. (d)	6	142
Associated Banc-Corp	900	19,836
Assurant, Inc.	337	44,174
Assured Guaranty Ltd.	775	37,991
Atlantic Union Bankshares Corp.	275	10,326
Axis Capital Holdings Ltd.	475	28,234
Axos Financial, Inc. (d)	372	11,264
BancorpSouth Bank	675	21,202
Bank of America Corp.	56,308	1,983,168
Bank of Hawaii Corp.	303	28,833
Bank OZK	765	23,336
BankFinancial Corp.	700	9,156
BankUnited, Inc.	825	30,162
Banner Corp.	300	16,977
Barings BDC, Inc.	350	3,598
Berkshire Hathaway, Inc. - Class B (d)	14,686	3,326,379
Berkshire Hills Bancorp, Inc.	300	9,864
BGC Partners, Inc. - Class A	1,650	9,801
BlackRock, Inc.	862	433,327
Blackstone Mortgage Trust, Inc. - Class A	600	22,332
Blucora, Inc. (d)	250	6,535
BOK Financial Corp.	296	25,870
Boston Private Financial Holdings, Inc.	500	6,015
Bridge Bancorp, Inc.	300	10,059
Brighthouse Financial, Inc. (d)	608	23,852
Brookline Bancorp, Inc.	500	8,230
Brown & Brown, Inc.	1,800	71,064
Camden National Corp.	150	6,909
Capital City Bank Group, Inc.	350	10,675
Capital One Financial Corp.	3,012	309,965
Capitol Federal Financial, Inc.	1,000	13,730
Capstead Mortgage Corp.	700	5,544
Cathay General Bancorp	463	17,617
CBOE Global Markets, Inc.	590	70,800
CenterState Bank Corp.	367	9,168
Central Pacific Financial Corp.	300	8,874
Chimera Investment Corp.	1,455	29,915
Cincinnati Financial Corp.	1,135	119,345
CIT Group, Inc.	940	42,892
Citigroup, Inc.	14,925	1,192,358
Citizens Financial Group, Inc.	3,375	137,059
CME Group, Inc.	2,138	429,139
CNA Financial Corp.	300	13,443
CNO Financial Group, Inc.	1,100	19,943
Cohen & Steers, Inc.	50	3,138
Columbia Banking System, Inc.	276	11,229
Comerica, Inc.	1,083	77,705
Commerce Bancshares, Inc.	796	54,073
Community Bank System, Inc.	200	14,188
Community Trust Bancorp, Inc.	110	5,130
Crawford & Co. - Class B	200	2,030
Credit Acceptance Corp. (d)	112	49,541
Cullen/Frost Bankers, Inc.	332	32,463
CVB Financial Corp.	600	12,948
Discover Financial Services	2,405	203,992
Donnelley Financial Solutions, Inc. (d)	159	1,665
E*TRADE Financial Corp.	1,638	74,316
Eagle Bancorp, Inc.	300	14,589
East West Bancorp, Inc.	1,025	49,917
Eaton Vance Corp.	850	39,686
eHealth, Inc. (d)	175	16,814
Employers Holdings, Inc.	75	3,131
Encore Capital Group, Inc. (d)	200	7,072
Enova International, Inc. (d)	297	7,146
Enstar Group Ltd. (d)	120	24,823
Enterprise Financial Services Corp.	50	2,410
Erie Indemnity Co. - Class A	174	28,884
Evercore, Inc. - Class A	350	26,166
Everest Re Group Ltd.	226	62,566
Exantas Capital Corp.	50	590
EZCORP, Inc. - Class A (d)	1,000	6,820
FactSet Research Systems, Inc.	250	67,075
FBL Financial Group, Inc. - Class A	300	17,679
Federated Investors, Inc. - Class B	700	22,813
FedNat Holding Co.	200	3,326
Fidelity National Financial, Inc.	1,909	86,573
Fifth Third Bancorp	6,059	186,254
Financial Institutions, Inc.	200	6,420
First American Financial Corp.	527	30,735
First BanCorp	1,366	14,466
First Bancorp/Southern Pines NC	300	11,973
First Busey Corp.	325	8,937
First Citizens BancShares, Inc. - Class A	50	26,610
First Commonwealth Financial Corp.	800	11,608
First Community Bankshares, Inc.	425	13,183
First Financial Bancorp	991	25,211
First Financial Bankshares, Inc.	600	21,060
First Financial Corp.	100	4,572
First Hawaiian, Inc.	300	8,655
First Horizon National Corp.	1,617	26,778
First Interstate BancSystem, Inc. - Class A	300	12,576
First Merchants Corp.	425	17,676
First Midwest Bancorp, Inc.	800	18,448
First Republic Bank	1,013	118,977
FirstCash, Inc.	221	17,819
FNB Corp.	2,460	31,242
Franklin Resources, Inc.	2,621	68,094
FS KKR Capital Corp.	1,925	11,800
Fulton Financial Corp.	1,250	21,787
Glacier Bancorp, Inc.	550	25,294
Globe Life, Inc.	566	59,571
Golub Capital BDC, Inc.	475	8,766
Granite Point Mortgage Trust, Inc.	229	4,209
Great Western Bancorp, Inc.	300	10,422
Green Dot Corp. - Class A (d)	250	5,825
Greenhill & Co, Inc.	300	5,124
Hallmark Financial Services, Inc. (d)	100	1,757
Hancock Whitney Corp.	500	21,940
Hanmi Financial Corp.	369	7,378
Heartland Financial USA, Inc.	300	14,922
Hercules Capital, Inc.	775	10,866
Heritage Commerce Corp.	50	641
Hilltop Holdings, Inc.	550	13,712
Home BancShares, Inc.	950	18,677
HomeStreet, Inc. (d)	300	10,200
Hope Bancorp, Inc.	1,092	16,227
Horace Mann Educators Corp.	375	16,373
Huntington Bancshares, Inc.	7,172	108,154
IBERIABANK Corp.	375	28,061
Independent Bank Corp.	300	24,975
Independent Bank Group, Inc.	90	4,990
Interactive Brokers Group, Inc. - Class A	500	23,310
Intercontinental Exchange, Inc.	4,000	370,200
International Bancshares Corp.	400	17,228
INTL. FCStone, Inc. (d)	500	24,415
Invesco Ltd.	1,845	33,173
Invesco Mortgage Capital, Inc.	625	10,406
Investors Bancorp, Inc.	1,325	15,787
Jefferies Financial Group, Inc.	2,432	51,972
JPMorgan Chase & Co.	20,082	2,799,431
Kearny Financial Corp.	828	11,451
Kemper Corp.	300	23,250
KeyCorp	7,726	156,374
Lakeland Financial Corp.	300	14,679
Legg Mason, Inc.	750	26,933
LendingTree, Inc. (d)(e)	90	27,310
Lincoln National Corp.	1,600	94,416
Loews Corp.	1,955	102,618
LPL Financial Holdings, Inc.	200	18,450
M&T Bank Corp.	967	164,148
Main Street Capital Corp.	475	20,477
Markel Corp. (d)	138	157,757
MarketAxess Holdings, Inc.	250	94,778
Marsh & McLennan Cos., Inc.	3,129	348,602
MBIA, Inc. (d)	925	8,603
Mercury General Corp.	300	14,619
Meta Financial Group, Inc.	300	10,953
MetLife, Inc.	5,406	275,544
MFA Financial, Inc.	2,250	17,213
MGIC Investment Corp.	1,500	21,255
Moody's Corp.	1,218	289,165
Morgan Stanley	8,770	448,322
Morningstar, Inc.	207	31,321
MSCI, Inc.	519	133,995
Nasdaq, Inc.	725	77,648
National General Holdings Corp.	525	11,603
Navient Corp.	2,050	28,044
NBT Bancorp, Inc.	200	8,112
Nelnet, Inc. - Class A	25	1,456
New Mountain Finance Corp.	650	8,931
New Residential Investment Corp.	1,400	22,554
New York Community Bancorp, Inc.	3,062	36,805
Northern Trust Corp.	1,738	184,645
Northwest Bancshares, Inc.	875	14,551
Oaktree Specialty Lending Corp.	1,750	9,555
OceanFirst Financial Corp.	100	2,554
OFG Bancorp	432	10,200
Old National Bancorp	950	17,376
Old Republic International Corp.	1,661	37,157
Old Second Bancorp, Inc.	400	5,388
OneMain Holdings, Inc.	300	12,645
Pacific Premier Bancorp, Inc.	300	9,782
PacWest Bancorp	817	31,267
Park National Corp.	87	8,907
PennyMac Mortgage Investment Trust	450	10,031
People's United Financial, Inc.	2,457	41,523
Pinnacle Financial Partners, Inc.	559	35,776
Popular, Inc.	782	45,943
PRA Group, Inc. (d)	300	10,890
Preferred Bank	200	12,018
Primerica, Inc.	300	39,168
Principal Financial Group, Inc.	1,100	60,500
ProAssurance Corp.	230	8,312
Prospect Capital Corp.	2,650	17,066
Prosperity Bancshares, Inc.	698	50,179
Provident Financial Services, Inc.	600	14,790
Prudential Financial, Inc.	2,801	262,566
Pzena Investment Management, Inc. - Class A	2,077	17,904
Radian Group, Inc.	1,445	36,356
Raymond James Financial, Inc.	925	82,751
Redwood Trust, Inc.	450	7,443
Regions Financial Corp.	8,081	138,670
Reinsurance Group of America, Inc.	454	74,029
RenaissanceRe Holdings Ltd.	290	56,846
Renasant Corp.	400	14,168
Republic Bancorp, Inc. - Class A	315	14,742
RLI Corp.	425	38,259
S&P Global, Inc.	1,782	486,575
S&T Bancorp, Inc.	350	14,102
Sandy Spring Bancorp, Inc.	300	11,364
Seacoast Banking Corp of Florida (d)	150	4,586
SEI Investments Co.	975	63,843
Selective Insurance Group, Inc.	300	19,557
ServisFirst Bancshares, Inc.	400	15,072
Signature Bank	387	52,868
Simmons First National Corp. - Class A	438	11,734
SLM Corp.	2,500	22,275
Solar Capital Ltd.	500	10,310
South State Corp.	180	15,615
Southside Bancshares, Inc.	340	12,628
Starwood Property Trust, Inc.	1,825	45,370
State Auto Financial Corp.	400	12,408
State Street Corp.	2,476	195,852
Sterling Bancorp	1,725	36,363
Stewart Information Services Corp.	300	12,237
Stifel Financial Corp.	340	20,621
Stock Yards Bancorp, Inc.	300	12,318
SVB Financial Group (d)	367	92,132
Synchrony Financial	5,225	188,152
Synovus Financial Corp.	947	37,122
T Rowe Price Group, Inc.	1,890	230,278
TCF Financial Corp.	995	46,566
TD Ameritrade Holding Corp.	1,653	82,154
Texas Capital Bancshares, Inc. (d)	384	21,800
TFS Financial Corp.	525	10,332
The Allstate Corp.	1,615	181,607
The Bancorp, Inc. (d)	50	648
The Bank of New York Mellon Corp.	5,683	286,025
The Charles Schwab Corp.	8,189	389,469
The Goldman Sachs Group, Inc.	2,525	580,573
The Hanover Insurance Group, Inc.	300	41,001
The Hartford Financial Services Group, Inc.	2,375	144,329
The PNC Financial Services Group, Inc.	3,334	532,206
The Progressive Corp.	3,875	280,511
The Travelers Cos., Inc.	1,672	228,980
Tompkins Financial Corp.	105	9,608
Towne Bank	553	15,384
TriCo Bancshares	109	4,448
Truist Financial Corp.	9,763	549,852
TrustCo Bank Corp.	1,208	10,473
Trustmark Corp.	425	14,667
Two Harbors Investment Corp.	1,949	28,494
UMB Financial Corp.	243	16,680
Umpqua Holdings Corp.	1,500	26,550
United Bankshares, Inc.	553	21,379
United Community Banks, Inc.	474	14,637
United Community Financial Corp.	317	3,696
United Fire Group, Inc.	300	13,119
United Security Bancshares	406	4,356
Unum Group	1,407	41,028
U.S. Bancorp	10,204	604,995
Valley National Bancorp	2,390	27,366
Value Line, Inc.	200	5,782
Virtus Investment Partners, Inc.	48	5,843
Voya Financial, Inc.	1,275	77,750
Waddell & Reed Financial, Inc. - Class A	525	8,778
Washington Federal, Inc.	433	15,869
Washington Trust Bancorp, Inc.	100	5,379
Webster Financial Corp.	675	36,018
Wells Fargo & Co.	25,727	1,384,113
WesBanco, Inc.	350	13,227
Westamerica Bancorporation	83	5,625
Western Alliance Bancorp	850	48,450
Western New England Bancorp, Inc.	200	1,926
Wintrust Financial Corp.	425	30,133
WisdomTree Investments, Inc.	750	3,630
World Acceptance Corp. (d)	100	8,640
WR Berkley Corp.	1,030	71,173
WSFS Financial Corp.	465	20,455
Zions Bancorp NA	1,480	76,842
		27,950,460
Health Care - 13.5%
Abbott Laboratories	11,795	1,024,514
AbbVie, Inc.	9,790	866,807
ABIOMED, Inc. (d)	250	42,647
Acadia Healthcare Co, Inc. (d)	475	15,779
ACADIA Pharmaceuticals, Inc. (d)	645	27,593
Addus HomeCare Corp. (d)	290	28,194
Aerie Pharmaceuticals, Inc. (d)	350	8,459
Agilent Technologies, Inc.	2,196	187,341
Agios Pharmaceuticals, Inc. (d)	300	14,325
Aldeyra Therapeutics, Inc. (d)	1,990	11,562
Alexion Pharmaceuticals, Inc. (d)	1,349	145,894
Align Technology, Inc. (d)	454	126,684
Alkermes PLC (d)	1,000	20,400
Allergan PLC	2,309	441,412
Allscripts Healthcare Solutions, Inc. (d)	1,225	12,023
Alnylam Pharmaceuticals, Inc. (d)	1,043	120,122
AMAG Pharmaceuticals, Inc. (d)	100	1,217
Amedisys, Inc. (d)	201	33,551
AmerisourceBergen Corp.	1,144	97,263
Amgen, Inc.	3,950	952,226
Amicus Therapeutics, Inc. (d)	1,225	11,931
AMN Healthcare Services, Inc. (d)	250	15,577
Amneal Pharmaceuticals, Inc. (d)	650	3,133
Anika Therapeutics, Inc. (d)	100	5,185
Anixa Biosciences, Inc. (d)	3,590	11,775
Anthem, Inc.	1,720	519,492
Apellis Pharmaceuticals, Inc. (d)	1,230	37,663
Apyx Medical Corp. (d)	2,030	17,174
Arrowhead Pharmaceuticals, Inc. (d)(e)	1,940	123,054
Assembly Biosciences, Inc. (d)	800	16,368
Avanos Medical, Inc. (d)	297	10,009
Avantor, Inc. (d)	2,050	37,207
Avrobio, Inc. (d)	430	8,656
Axogen, Inc. (d)	550	9,839
Baxter International, Inc.	3,743	312,990
Becton Dickinson and Co.	1,744	474,316
Biogen, Inc. (d)	1,233	365,868
BioMarin Pharmaceutical, Inc. (d)	978	82,690
Bio-Rad Laboratories, Inc. - Class A (d)	99	36,633
Bio-Techne Corp.	232	50,926
Bluebird Bio, Inc. (d)	168	14,742
Blueprint Medicines Corp. (d)	680	54,475
Boston Scientific Corp. (d)	7,964	360,132
Bristol-Myers Squibb Co.	15,801	1,014,266
Brookdale Senior Living, Inc. (d)	1,294	9,407
Bruker Corp.	725	36,953
Cantel Medical Corp.	200	14,180
Capital Senior Living Corp. (d)	100	309
Cardinal Health, Inc.	2,048	103,588
Cardiovascular Systems, Inc. (d)	325	15,792
CareDx, Inc. (d)	790	17,040
Catalent, Inc. (d)	550	30,965
Catalyst Biosciences, Inc. (d)	2,050	13,960
Centene Corp. (d)	2,666	167,611
Cerner Corp.	2,200	161,458
Champions Oncology, Inc. (d)	1,410	11,745
Charles River Laboratories International, Inc. (d)	346	52,855
Chemed Corp.	136	59,739
Cigna Corp.	2,387	488,118
Clovis Oncology, Inc. (d)(e)	300	3,127
Codexis, Inc. (d)	1,187	18,980
Coherus Biosciences, Inc. (d)	590	10,623
Computer Programs & Systems, Inc.	100	2,640
CONMED Corp.	300	33,549
Covetrus, Inc. (d)	356	4,699
CVS Health Corp.	8,658	643,203
Cyclerion Therapeutics, Inc. (d)	100	272
Danaher Corp.	4,019	616,836
DaVita, Inc. (d)	1,033	77,506
DENTSPLY SIRONA, Inc.	1,552	87,828
Dermira, Inc. (d)	300	4,548
DexCom, Inc. (d)	568	124,244
Dynavax Technologies Corp. (d)	425	2,431
Edwards Lifesciences Corp. (d)	1,473	343,636
Elanco Animal Health, Inc. (d)	1,490	43,880
Eli Lilly & Co.	6,092	800,672
Emergent BioSolutions, Inc. (d)	293	15,807
Encompass Health Corp.	650	45,025
Evolent Health, Inc. - Class A (d)	1,020	9,231
Exact Sciences Corp. (d)	865	79,995
Exelixis, Inc. (d)	1,875	33,037
Fate Therapeutics, Inc. (d)	1,270	24,854
FibroGen, Inc. (d)	280	12,009
G1 Therapeutics, Inc. (d)	570	15,065
Galectin Therapeutics, Inc. (d)	3,690	10,553
Gilead Sciences, Inc.	8,247	535,890
Glaukos Corp. (d)	280	15,252
Global Blood Therapeutics, Inc. (d)	370	29,411
Guardant Health, Inc. (d)	390	30,475
Haemonetics Corp. (d)	250	28,725
Halozyme Therapeutics, Inc. (d)	750	13,297
Hanger, Inc. (d)	350	9,664
Harrow Health, Inc. (d)	2,920	22,718
HCA Healthcare, Inc.	1,903	281,282
HealthEquity, Inc. (d)	430	31,850
Henry Schein, Inc. (d)	890	59,381
Hill-Rom Holdings, Inc.	300	34,059
HMS Holdings Corp. (d)	525	15,540
Hologic, Inc. (d)	1,777	92,777
Homology Medicines, Inc. (d)	1,450	30,015
Horizon Therapeutics PLC (d)	1,125	40,725
Humana, Inc.	848	310,809
ICU Medical, Inc. (d)	100	18,712
IDEXX Laboratories, Inc. (d)	599	156,417
Illumina, Inc. (d)	752	249,468
Immunomedics, Inc. (d)	1,410	29,836
Incyte Corp. (d)	1,343	117,271
Innoviva, Inc. (d)	1,000	14,160
Insulet Corp. (d)	175	29,960
Integer Holdings Corp. (d)	300	24,129
Integra LifeSciences Holdings Corp. (d)	378	22,030
Intercept Pharmaceuticals, Inc. (d)	137	16,977
Intrexon Corp. (d)	400	2,192
IntriCon Corp. (d)	370	6,660
Intuitive Surgical, Inc. (d)	575	339,911
Invitae Corp. (d)	750	12,098
Ionis Pharmaceuticals, Inc. (d)	700	42,287
IQVIA Holdings, Inc. (d)	1,031	159,300
Ironwood Pharmaceuticals, Inc. (d)	1,000	13,310
Johnson & Johnson	16,915	2,467,391
Kindred Biosciences, Inc. (d)	1,780	15,094
Laboratory Corp of America Holdings (d)	670	113,344
Lannett Co, Inc. (d)	300	2,646
LHC Group, Inc. (d)	100	13,776
Ligand Pharmaceuticals, Inc. (d)	164	17,104
Madrigal Pharmaceuticals, Inc. (d)	60	5,467
Magellan Health, Inc. (d)	100	7,825
Marker Therapeutics, Inc. (d)	2,160	6,221
Masimo Corp. (d)	300	47,418
McKesson Corp.	1,288	178,156
MEDNAX, Inc. (d)	600	16,674
Merck & Co, Inc.	17,035	1,549,333
Meridian Bioscience, Inc.	375	3,664
Mettler-Toledo International, Inc. (d)	170	134,858
Molina Healthcare, Inc. (d)	300	40,707
Momenta Pharmaceuticals, Inc. (d)	200	3,946
MTBC, Inc. (d)	3,710	15,063
MyoKardia, Inc. (d)	420	30,612
Myriad Genetics, Inc. (d)	450	12,254
Natera, Inc. (d)	550	18,530
Natus Medical, Inc. (d)	75	2,474
Nektar Therapeutics (d)	650	14,030
Neogen Corp. (d)	466	30,411
Neurocrine Biosciences, Inc. (d)	500	53,745
Nevro Corp. (d)	162	19,041
NextGen Healthcare, Inc. (d)	575	9,240
NuVasive, Inc. (d)	290	22,429
Omnicell, Inc. (d)	375	30,645
Pacira BioSciences, Inc. (d)	75	3,398
Paratek Pharmaceuticals, Inc. (d)	6	24
Patterson Cos., Inc.	575	11,776
Penumbra, Inc. (d)	196	32,197
PerkinElmer, Inc.	492	47,773
Pfizer, Inc.	35,362	1,385,483
Portola Pharmaceuticals, Inc. (d)	300	7,164
PRA Health Sciences, Inc. (d)	300	33,345
Premier, Inc. - Class A (d)	350	13,258
Prestige Consumer Healthcare, Inc. (d)	350	14,175
Pro-Dex, Inc. (d)	1,220	21,411
Progenics Pharmaceuticals, Inc. (d)	800	4,072
PTC Therapeutics, Inc. (d)	470	22,574
Puma Biotechnology, Inc. (d)	254	2,223
Quest Diagnostics, Inc.	877	93,655
Quidel Corp. (d)	300	22,509
R1 RCM, Inc. (d)	2,200	28,556
Ra Pharmaceuticals, Inc. (d)	510	23,934
Regeneron Pharmaceuticals, Inc. (d)	469	176,100
REGENXBIO, Inc. (d)	410	16,798
Repligen Corp. (d)	300	27,750
ResMed, Inc.	800	123,976
Sage Therapeutics, Inc. (d)	300	21,657
Sarepta Therapeutics, Inc. (d)	400	51,616
SeaSpine Holdings Corp. (d)	1,280	15,373
Seattle Genetics, Inc. (d)	957	109,347
Select Medical Holdings Corp. (d)	725	16,922
Sientra, Inc. (d)	1,590	14,215
Simulations Plus, Inc.	600	17,442
STAAR Surgical Co. (d)	460	16,178
Stryker Corp.	1,986	416,941
Syneos Health, Inc. (d)	300	17,843
Syros Pharmaceuticals, Inc. (d)	1,310	9,052
Tandem Diabetes Care, Inc. (d)	410	24,440
Teladoc Health, Inc. (d)	350	29,302
Teleflex, Inc.	200	75,288
Tenet Healthcare Corp. (d)	631	23,997
The Cooper Cos., Inc.	300	96,387
The Ensign Group, Inc.	300	13,611
The Joint Corp. (d)	980	15,817
The Medicines Co. (d)	350	29,729
The Pennant Group, Inc. (d)	150	4,961
The Providence Service Corp. (d)	200	11,836
TherapeuticsMD, Inc. (d)(e)	1,275	3,086
Thermo Fisher Scientific, Inc.	2,721	883,971
Tivity Health, Inc. (d)	64	1,302
Ultragenyx Pharmaceutical, Inc. (d)	207	8,841
United Therapeutics Corp. (d)	288	25,367
UnitedHealth Group, Inc.	6,246	1,836,199
Universal Health Services, Inc. - Class B	562	80,625
Varex Imaging Corp. (d)	282	8,406
Varian Medical Systems, Inc. (d)	607	86,200
Veeva Systems, Inc. - Class A (d)	725	101,979
Veracyte, Inc. (d)	1,500	41,880
Vericel Corp. (d)	1,410	24,534
Vertex Pharmaceuticals, Inc. (d)	1,349	295,364
Waters Corp. (d)	464	108,414
WellCare Health Plans, Inc. (d)	329	108,639
West Pharmaceutical Services, Inc.	505	75,917
Zimmer Biomet Holdings, Inc.	1,472	220,329
Zoetis, Inc.	3,085	408,300
Zogenix, Inc. (d)	410	21,373
		27,223,601
Industrials - 9.6%
3M Co.	3,386	597,358
AAON, Inc.	225	11,117
AAR Corp.	300	13,530
ABM Industries, Inc.	500	18,855
ACCO Brands Corp.	825	7,722
Acme United Corp.	300	7,137
Actuant Corp. - Class A	290	7,549
Acuity Brands, Inc.	275	37,950
AECOM (d)	977	42,138
Aerojet Rocketdyne Holdings, Inc. (d)	500	22,830
AGCO Corp.	400	30,900
Air Lease Corp.	600	28,512
Aircastle Ltd.	500	16,005
Alaska Air Group, Inc.	834	56,503
Albany International Corp. - Class A	100	7,592
Allegiant Travel Co.	233	40,551
Allison Transmission Holdings, Inc.	1,125	54,360
Altra Industrial Motion Corp.	300	10,863
AMERCO	70	26,307
American Airlines Group, Inc.	2,303	66,050
American Woodmark Corp. (d)	130	13,586
AMETEK, Inc.	1,337	133,352
AO Smith Corp.	1,040	49,546
Apogee Enterprises, Inc.	200	6,500
Applied Industrial Technologies, Inc.	375	25,009
ArcBest Corp.	300	8,280
Arconic, Inc.	3,140	96,618
Arcosa, Inc.	350	15,592
Armstrong Flooring, Inc. (d)	100	427
Armstrong World Industries, Inc.	200	18,794
ASGN, Inc. (d)	250	17,742
Astec Industries, Inc.	200	8,400
Astronics Corp. (d)	300	8,385
Avis Budget Group, Inc. (d)	392	12,638
Axon Enterprise, Inc. (d)	325	23,816
AZZ, Inc.	225	10,339
Barnes Group, Inc.	300	18,588
Beacon Roofing Supply, Inc. (d)	500	15,990
BMC Stock Holdings, Inc. (d)	475	13,628
Brady Corp. - Class A	145	8,303
Briggs & Stratton Corp.	150	999
BrightView Holdings, Inc. (d)	830	14,002
Builders FirstSource, Inc. (d)	450	11,434
BWX Technologies, Inc.	612	37,993
Carlisle Cos, Inc.	423	68,458
Casella Waste Systems, Inc. - Class A (d)	100	4,603
Caterpillar, Inc.	3,171	468,293
CBIZ, Inc. (d)	300	8,088
CECO Environmental Corp. (d)	2,970	22,750
CH Robinson Worldwide, Inc.	360	28,152
Chart Industries, Inc. (d)	300	20,247
Cintas Corp.	701	188,625
CIRCOR International, Inc. (d)	184	8,508
Clean Harbors, Inc. (d)	400	34,300
Colfax Corp. (d)	625	22,737
Columbus McKinnon Corp.	400	16,012
Comfort Systems USA, Inc.	300	14,955
Commercial Vehicle Group, Inc. (d)	300	1,905
Copart, Inc. (d)	1,400	127,316
Cornerstone Building Brands, Inc. (d)	500	4,255
CoStar Group, Inc. (d)	225	134,617
Covanta Holding Corp.	850	12,614
Covenant Transportation Group, Inc. - Class A (d)	100	1,292
Crane Co.	325	28,073
CSX Corp.	5,215	377,357
Cubic Corp.	300	19,071
Cummins, Inc.	887	158,738
Curtiss-Wright Corp.	300	42,267
Deere & Co.	1,971	341,495
Delta Air Lines, Inc.	3,900	228,072
Deluxe Corp.	200	9,984
Donaldson Co, Inc.	925	53,298
Dover Corp.	1,131	130,359
DXP Enterprises, Inc. (d)	100	3,981
Dycom Industries, Inc. (d)	211	9,949
Eaton Corp. PLC	2,781	263,416
EMCOR Group, Inc.	500	43,150
Emerson Electric Co.	3,938	300,312
Encore Wire Corp.	200	11,480
Energy Recovery, Inc. (d)	500	4,895
EnerSys	375	28,061
Ennis, Inc.	50	1,082
EnPro Industries, Inc.	178	11,905
Equifax, Inc.	795	111,395
ESCO Technologies, Inc.	200	18,500
Expeditors International of Washington, Inc.	1,250	97,525
Exponent, Inc.	540	37,265
Fastenal Co.	4,250	157,037
Federal Signal Corp.	475	15,319
FedEx Corp.	1,567	236,946
Flowserve Corp.	815	40,563
Fluor Corp.	1,086	20,504
Forrester Research, Inc.	255	10,633
Fortive Corp.	1,525	116,495
Fortune Brands Home & Security, Inc.	1,000	65,340
Forward Air Corp.	300	20,985
Franklin Electric Co, Inc.	275	15,763
FreightCar America, Inc. (d)	500	1,035
FTI Consulting, Inc. (d)	250	27,665
GATX Corp.	325	26,926
General Dynamics Corp.	1,390	245,126
General Electric Co.	57,876	645,896
Gibraltar Industries, Inc. (d)	300	15,132
Graco, Inc.	1,086	56,472
Granite Construction, Inc.	562	15,551
Great Lakes Dredge & Dock Corp. (d)	1,500	16,995
Griffon Corp.	350	7,115
H&E Equipment Services, Inc.	325	10,865
Hawaiian Holdings, Inc.	325	9,519
HD Supply Holdings, Inc. (d)	1,130	45,449
Healthcare Services Group, Inc.	375	9,120
Heartland Express, Inc.	325	6,841
HEICO Corp. - Class A	682	61,059
Heidrick & Struggles International, Inc.	200	6,500
Herc Holdings, Inc. (d)	143	6,998
Heritage-Crystal Clean, Inc. (d)	370	11,607
Herman Miller, Inc.	300	12,495
Hertz Global Holdings, Inc. (d)	430	6,772
Hexcel Corp.	750	54,982
Hillenbrand, Inc.	325	10,826
HNI Corp.	100	3,746
Honeywell International, Inc.	4,552	805,704
Hub Group, Inc. - Class A (d)	50	2,564
Hubbell, Inc.	338	49,963
Huntington Ingalls Industries, Inc.	319	80,031
Hurco Cos., Inc.	400	15,344
Huron Consulting Group, Inc. (d)	200	13,744
Hyster-Yale Materials Handling, Inc.	118	6,957
IAA, Inc. (d)	975	45,884
IDEX Corp.	437	75,164
IES Holdings, Inc. (d)	500	12,830
Illinois Tool Works, Inc.	1,814	325,849
Insperity, Inc.	292	25,124
Insteel Industries, Inc.	300	6,447
Interface, Inc.	500	8,295
ITT, Inc.	600	44,346
Jacobs Engineering Group, Inc.	850	76,356
JB Hunt Transport Services, Inc.	570	66,565
JetBlue Airways Corp. (d)	1,750	32,760
John Bean Technologies Corp.	151	17,012
Johnson Controls International PLC	4,040	164,468
Kaman Corp.	300	19,776
Kansas City Southern	759	116,248
KAR Auction Services, Inc.	975	21,245
Kelly Services, Inc. - Class A	400	9,032
Kennametal, Inc.	475	17,523
Kforce, Inc.	150	5,955
Kimball International, Inc. - Class B	700	14,469
Kirby Corp. (d)	300	26,859
Knight-Swift Transportation Holdings, Inc.	638	22,866
Knoll, Inc.	500	12,630
Korn Ferry	225	9,540
Kratos Defense & Security Solutions, Inc. (d)	10	180
L3Harris Technologies, Inc.	1,557	308,084
Landstar System, Inc.	300	34,161
Lennox International, Inc.	257	62,700
Lincoln Electric Holdings, Inc.	332	32,114
Lockheed Martin Corp.	1,634	636,247
Lyft, Inc. - Class A (d)	870	37,427
ManpowerGroup, Inc.	123	11,943
Marten Transport Ltd.	250	5,373
Masco Corp.	2,050	98,380
MasTec, Inc. (d)	500	32,080
Matson, Inc.	325	13,260
Matthews International Corp. - Class A	100	3,817
McGrath RentCorp	300	22,962
Mercury Systems, Inc. (d)	400	27,644
Meritor, Inc. (d)	550	14,405
Mobile Mini, Inc.	406	15,391
Moog, Inc. - Class A	300	25,599
MSA Safety, Inc.	228	28,810
MSC Industrial Direct Co, Inc. - Class A	245	19,225
Mueller Industries, Inc.	300	9,525
Mueller Water Products, Inc. - Class A	1,600	19,168
Navistar International Corp. (d)	625	18,088
Nordson Corp.	318	51,783
Norfolk Southern Corp.	2,084	404,567
Northrop Grumman Corp.	1,017	349,817
NOW, Inc. (d)	649	7,295
nVent Electric PLC	1,425	36,452
Old Dominion Freight Line, Inc.	500	94,890
Oshkosh Corp.	350	33,128
Owens Corning	800	52,096
PACCAR, Inc.	1,515	119,837
Park Aerospace Corp.	600	9,762
Parker-Hannifin Corp.	877	180,504
Perma-Pipe International Holdings, Inc. (d)	300	2,814
Pitney Bowes, Inc.	1,375	5,541
Primoris Services Corp.	475	10,564
Quanex Building Products Corp.	1,000	17,080
Quanta Services, Inc.	1,050	42,746
Raven Industries, Inc.	275	9,477
Raytheon Co.	1,951	428,713
RBC Bearings, Inc. (d)	165	26,126
Red Violet, Inc. (d)	1,490	27,580
Regal Beloit Corp.	100	8,561
Republic Services, Inc.	1,233	110,514
Resideo Technologies, Inc. (d)	758	9,043
Resources Connection, Inc.	200	3,266
Rexnord Corp. (d)	325	10,602
Robert Half International, Inc.	1,000	63,150
Rockwell Automation, Inc.	830	168,216
Rollins, Inc.	1,350	44,766
Roper Technologies, Inc.	634	224,582
RR Donnelley & Sons Co.	425	1,679
Rush Enterprises, Inc. - Class A	75	3,488
Ryder System, Inc.	405	21,996
Saia, Inc. (d)	225	20,952
Simpson Manufacturing Co, Inc.	100	8,023
SkyWest, Inc.	375	24,236
Snap-on, Inc.	362	61,323
Southwest Airlines Co.	3,214	173,492
Spartan Motors, Inc.	75	1,356
Spirit AeroSystems Holdings, Inc.	700	51,016
Spirit Airlines, Inc. (d)	475	19,147
SPX Corp. (d)	312	15,875
SPX FLOW, Inc. (d)	312	15,247
Standex International Corp.	50	3,968
Stanley Black & Decker, Inc.	1,020	169,055
Steelcase, Inc. - Class A	875	17,903
Stericycle, Inc. (d)	575	36,691
Sunrun, Inc. (d)	1,550	21,406
Systemax, Inc.	600	15,096
Team, Inc. (d)	1,114	17,791
Teledyne Technologies, Inc. (d)	211	73,120
Terex Corp.	825	24,569
Tetra Tech, Inc.	418	36,015
Textainer Group Holdings Ltd. (d)	700	7,497
Textron, Inc.	1,375	61,325
The Boeing Co.	3,688	1,201,403
The Brink's Co.	150	13,602
The Gorman-Rupp Co.	182	6,825
The Greenbrier Cos., Inc.	200	6,486
The Manitowoc Co, Inc. (d)	268	4,690
The Middleby Corp. (d)	468	51,255
The Timken Co.	375	21,116
The Toro Co.	528	42,066
TransDigm Group, Inc.	298	166,880
TransUnion	650	55,647
Trex Co, Inc. (d)	450	40,446
TriNet Group, Inc. (d)	200	11,322
Trinity Industries, Inc.	1,050	23,258
Triumph Group, Inc.	256	6,469
TrueBlue, Inc. (d)	300	7,218
Tutor Perini Corp. (d)	200	2,572
Twin Disc, Inc. (d)	400	4,408
Ultralife Corp. (d)	200	1,478
UniFirst Corp.	86	17,370
Union Pacific Corp.	4,657	841,939
United Airlines Holdings, Inc. (d)	1,581	139,270
United Parcel Service, Inc. - Class B	4,100	479,946
United Rentals, Inc. (d)	542	90,389
United Technologies Corp.	5,348	800,916
Univar Solutions, Inc. (d)	575	13,938
Universal Forest Products, Inc.	399	19,032
Upwork, Inc. (d)	1,040	11,097
US Ecology, Inc.	200	11,582
Valmont Industries, Inc.	159	23,815
Vectrus, Inc. (d)	122	6,254
Verisk Analytics, Inc.	1,124	167,858
Veritiv Corp. (d)	97	1,908
Viad Corp.	100	6,750
Vicor Corp. (d)	300	14,016
Wabash National Corp.	50	735
WABCO Holdings, Inc. (d)	303	41,057
Waste Management, Inc.	2,145	244,444
Watsco, Inc.	214	38,552
Watts Water Technologies, Inc. - Class A	300	29,928
Welbilt, Inc. (d)	1,075	16,781
Werner Enterprises, Inc.	250	9,098
WESCO International, Inc. (d)	300	17,817
Westinghouse Air Brake Technologies Corp.	869	67,608
Willdan Group, Inc. (d)	340	10,805
Woodward, Inc.	500	59,220
WW Grainger, Inc.	423	143,194
XPO Logistics, Inc. (d)	655	52,204
Xylem, Inc.	1,300	102,427
		19,438,386
Information Technology - 22.1%
2U, Inc. (d)	325	7,797
3D Systems Corp. (d)	848	7,420
8x8, Inc. (d)	1,000	18,300
ACI Worldwide, Inc. (d)	560	21,216
Adobe, Inc. (d)	3,131	1,032,635
Advanced Energy Industries, Inc. (d)	300	21,360
Advanced Micro Devices, Inc. (d)	5,945	272,638
Agilysys, Inc. (d)	500	12,705
Akamai Technologies, Inc. (d)	984	84,998
Alliance Data Systems Corp.	408	45,778
Alteryx, Inc. - Class A (d)	180	18,013
Ambarella, Inc. (d)	300	18,168
Amkor Technology, Inc. (d)	1,050	13,650
Amphenol Corp. - Class A	1,600	173,168
Amtech Systems, Inc. (d)	472	3,380
Analog Devices, Inc.	2,429	288,662
Anaplan, Inc. (d)	720	37,728
Anixter International, Inc. (d)	167	15,381
ANSYS, Inc. (d)	500	128,705
Apple, Inc.	29,423	8,640,064
Applied Materials, Inc.	5,998	366,118
Arista Networks, Inc. (d)	320	65,088
Arrow Electronics, Inc. (d)	500	42,370
Aspen Technology, Inc. (d)	325	39,302
Autodesk, Inc. (d)	1,475	270,603
Automatic Data Processing, Inc.	3,124	532,642
Avalara, Inc. (d)	680	49,810
Avnet, Inc.	900	38,196
AVX Corp.	375	7,676
AXT, Inc. (d)	4,230	18,400
Badger Meter, Inc.	300	19,479
Bel Fuse, Inc. - Class B	300	6,150
Belden, Inc.	100	5,500
Benchmark Electronics, Inc.	475	16,321
Black Knight, Inc. (d)	585	37,721
Blackbaud, Inc.	200	15,920
Blackline, Inc. (d)	400	20,624
Booz Allen Hamilton Holding Corp.	1,000	71,130
Bottomline Technologies DE, Inc. (d)	375	20,100
Broadcom, Inc.	2,110	666,802
Broadridge Financial Solutions, Inc.	775	95,743
Brooks Automation, Inc.	106	4,448
Cabot Microelectronics Corp.	100	14,432
CACI International, Inc. - Class A (d)	99	24,749
Cadence Design Systems, Inc. (d)	1,902	131,923
CalAmp Corp. (d)	400	3,832
Calix, Inc. (d)	175	1,400
Cardtronics PLC - Class A (d)	175	7,814
CDW Corp.	1,025	146,411
Cerence, Inc. (d)	271	6,133
Ciena Corp. (d)	997	42,562
Cirrus Logic, Inc. (d)	400	32,964
Cisco Systems, Inc.	27,368	1,312,569
Citrix Systems, Inc.	1,118	123,986
Cognex Corp.	1,150	64,446
Cognizant Technology Solutions Corp. - Class A	4,298	266,562
Coherent, Inc. (d)	200	33,270
CommScope Holding Co, Inc. (d)	1,150	16,319
CommVault Systems, Inc. (d)	375	16,740
Comtech Telecommunications Corp.	100	3,549
Conduent, Inc. (d)	1,399	8,674
CoreLogic, Inc. (d)	677	29,592
Cornerstone OnDemand, Inc. (d)	500	29,275
Corning, Inc.	5,799	168,809
Coupa Software, Inc. (d)	290	42,413
Cree, Inc. (d)	625	28,844
CSG Systems International, Inc.	78	4,039
CTS Corp.	100	3,001
CyberOptics Corp. (d)	840	15,439
Cypress Semiconductor Corp.	1,625	37,911
Daktronics, Inc.	800	4,872
Dell Technologies, Inc. - Class C (d)	1,360	69,890
Diebold Nixdorf, Inc. (d)	650	6,864
Diodes, Inc. (d)	300	16,911
DocuSign, Inc. (d)	1,040	77,074
Dolby Laboratories, Inc. - Class A	300	20,640
DXC Technology Co.	1,978	74,353
Ebix, Inc.	31	1,036
EchoStar Corp. - Class A (d)	400	17,324
eGain Corp. (d)	2,700	21,384
Enphase Energy, Inc. (d)	840	21,949
Entegris, Inc.	1,011	50,641
Envestnet, Inc. (d)	375	26,111
EPAM Systems, Inc. (d)	300	63,648
Euronet Worldwide, Inc. (d)	349	54,988
Everbridge, Inc. (d)	310	24,205
Everspin Technologies, Inc. (d)	2,680	14,097
ExlService Holdings, Inc. (d)	300	20,838
F5 Networks, Inc. (d)	433	60,468
Fair Isaac Corp. (d)	146	54,703
FARO Technologies, Inc. (d)	200	10,070
Fidelity National Information Services, Inc.	2,981	414,627
FireEye, Inc. (d)	600	9,918
First Solar, Inc. (d)	400	22,384
Fiserv, Inc. (d)	3,168	366,316
Fitbit, Inc. - Class A (d)	425	2,792
Five9, Inc. (d)	570	37,381
FleetCor Technologies, Inc. (d)	628	180,688
FLIR Systems, Inc.	1,025	53,372
ForeScout Technologies, Inc. (d)	590	19,352
FormFactor, Inc. (d)	480	12,466
Fortinet, Inc. (d)	1,075	114,767
Gartner, Inc. (d)	581	89,532
Genpact Ltd.	1,125	47,441
Global Payments, Inc.	2,033	371,144
Guidewire Software, Inc. (d)	300	32,931
Hewlett Packard Enterprise Co.	8,527	135,238
HP, Inc.	9,122	187,457
HubSpot, Inc. (d)	300	47,550
II-VI, Inc. (d)	541	18,215
Infinera Corp. (d)	600	4,764
Inphi Corp. (d)	300	22,206
Insight Enterprises, Inc. (d)	200	14,058
Instructure, Inc. (d)	470	22,659
Intel Corp.	27,688	1,657,127
Intelligent Systems Corp. (d)	390	15,577
InterDigital, Inc.	246	13,405
International Business Machines Corp.	5,755	771,400
inTEST Corp. (d)	2,450	14,578
Intuit, Inc.	1,589	416,207
IPG Photonics Corp. (d)	281	40,723
Itron, Inc. (d)	200	16,790
j2 Global, Inc.	325	30,456
Jabil, Inc.	1,025	42,363
Jack Henry & Associates, Inc.	486	70,796
Juniper Networks, Inc.	2,190	53,940
KBR, Inc.	925	28,213
Key Tronic Corp. (d)	600	3,264
Keysight Technologies, Inc. (d)	1,298	133,214
Kimball Electronics, Inc. (d)	525	9,214
KLA Corp.	956	170,331
Knowles Corp. (d)	458	9,687
Kulicke & Soffa Industries, Inc.	400	10,880
Lam Research Corp.	996	291,230
Lattice Semiconductor Corp. (d)	1,220	23,351
Leidos Holdings, Inc.	931	91,136
Littelfuse, Inc.	118	22,573
LivePerson, Inc. (d)	770	28,490
LiveRamp Holdings, Inc. (d)	475	22,833
LogMeIn, Inc.	356	30,523
Lumentum Holdings, Inc. (d)	424	33,623
MACOM Technology Solutions Holdings, Inc. (d)	463	12,316
Manhattan Associates, Inc. (d)	350	27,913
Marvell Technology Group Ltd.	4,389	116,572
Mastercard, Inc. - Class A	6,175	1,843,793
Maxim Integrated Products, Inc.	1,775	109,180
MAXIMUS, Inc.	425	31,616
MaxLinear, Inc. (d)	475	10,080
Methode Electronics, Inc.	100	3,935
Microchip Technology, Inc.	1,574	164,829
Micron Technology, Inc. (d)	7,002	376,568
Microsoft Corp.	49,522	7,809,619
MicroStrategy, Inc. - Class A (d)	100	14,263
Mitek Systems, Inc. (d)	2,920	22,338
MKS Instruments, Inc.	300	33,003
MobileIron, Inc. (d)	3,650	17,739
Model N, Inc. (d)	690	24,198
Monolithic Power Systems, Inc.	200	35,604
Motorola Solutions, Inc.	1,132	182,410
Napco Security Technologies, Inc. (d)	900	26,451
National Instruments Corp.	812	34,380
NCR Corp. (d)	925	32,523
Net Element, Inc. (d)	2,980	9,566
NetApp, Inc.	1,355	84,349
NETGEAR, Inc. (d)	50	1,226
NetScout Systems, Inc. (d)	700	16,849
NetSol Technologies, Inc. (d)	2,580	10,320
New Relic, Inc. (d)	230	15,113
NIC, Inc.	375	8,381
NortonLifeLock, Inc.	3,483	88,886
Nuance Communications, Inc. (d)	2,175	38,780
Nutanix, Inc. - Class A (d)	470	14,692
NVE Corp.	100	7,140
NVIDIA Corp.	3,787	891,081
Okta, Inc. (d)	350	40,380
ON Semiconductor Corp. (d)	2,730	66,557
OneSpan, Inc. (d)	450	7,704
Onto Innovation, Inc. (d)	473	17,283
Oracle Corp.	15,650	829,137
OSI Systems, Inc. (d)	100	10,074
Palo Alto Networks, Inc. (d)	719	166,269
PAR Technology Corp. (d)	100	3,074
Paychex, Inc.	2,150	182,879
Paycom Software, Inc. (d)	300	79,428
Paylocity Holding Corp. (d)	300	36,246
PayPal Holdings, Inc. (d)	7,725	835,613
Pegasystems, Inc.	300	23,895
Perspecta, Inc.	989	26,149
Plantronics, Inc.	300	8,202
Plexus Corp. (d)	300	23,082
Power Integrations, Inc.	300	29,673
Powerfleet, Inc. (d)	100	651
PRGX Global, Inc. (d)	2,150	10,578
Progress Software Corp.	200	8,310
Proofpoint, Inc. (d)	316	36,270
PROS Holdings, Inc. (d)	300	17,976
PTC, Inc. (d)	865	64,780
Q2 Holdings, Inc. (d)	240	19,459
Qorvo, Inc. (d)	310	36,031
QUALCOMM, Inc.	8,235	726,574
Qualys, Inc. (d)	300	25,011
Rambus, Inc. (d)	500	6,888
Rapid7, Inc. (d)	540	30,251
RealPage, Inc. (d)	325	17,469
RingCentral, Inc. - Class A (d)	260	43,854
Sabre Corp.	1,400	31,416
SailPoint Technologies Holding, Inc. (d)	630	14,868
salesforce.com, Inc. (d)	5,259	855,324
Sanmina Corp. (d)	333	11,402
Science Applications International Corp.	340	29,587
Semtech Corp. (d)	300	15,870
ServiceNow, Inc. (d)	1,203	339,631
SharpSpring, Inc. (d)	1,870	21,449
Silicon Laboratories, Inc. (d)	200	23,196
Skyworks Solutions, Inc.	1,099	132,847
Slack Technologies, Inc. - Class A (d)	910	20,457
Splunk, Inc. (d)	918	137,489
Square, Inc. - Class A (d)	1,090	68,190
SS&C Technologies Holdings, Inc.	1,325	81,355
SunPower Corp. (d)	1,300	10,140
SVMK, Inc. (d)	1,170	20,908
Sykes Enterprises, Inc. (d)	102	3,773
Synaptics, Inc. (d)	333	21,901
Synchronoss Technologies, Inc. (d)	325	1,544
SYNNEX Corp.	229	29,495
Synopsys, Inc. (d)	1,117	155,486
Tech Data Corp. (d)	211	30,300
Teradata Corp. (d)	1,025	27,439
Teradyne, Inc.	1,075	73,304
TESSCO Technologies, Inc.	100	1,122
Texas Instruments, Inc.	5,425	695,973
The Trade Desk, Inc. - Class A (d)	140	36,369
The Western Union Co.	2,454	65,718
TiVo Corp.	878	7,445
Trimble, Inc. (d)	1,334	55,614
TTM Technologies, Inc. (d)	488	7,344
Twilio, Inc. - Class A (d)	630	61,916
Tyler Technologies, Inc. (d)	192	57,604
Unisys Corp. (d)	427	5,064
Universal Display Corp.	270	55,639
Upland Software, Inc. (d)	580	20,712
Varonis Systems, Inc. (d)	310	24,090
Veeco Instruments, Inc. (d)	400	5,874
Verint Systems, Inc. (d)	375	20,760
VeriSign, Inc. (d)	516	99,423
ViaSat, Inc. (d)	350	25,618
Viavi Solutions, Inc. (d)	1,328	19,920
Virtusa Corp. (d)	400	18,132
Visa, Inc. - Class A	11,316	2,126,276
Vishay Intertechnology, Inc.	806	17,160
Vishay Precision Group, Inc. (d)	129	4,386
VMware, Inc. - Class A (d)	594	90,163
Western Digital Corp.	2,020	128,209
WEX, Inc. (d)	214	44,824
Workday, Inc. - Class A (d)	535	87,981
Workiva, Inc. (d)	440	18,502
Xerox Holdings Corp.	1,748	64,449
Xilinx, Inc.	1,575	153,988
Xperi Corp.	400	7,400
Yext, Inc. (d)	1,150	16,583
Zebra Technologies Corp. - Class A (d)	225	57,474
Zendesk, Inc. (d)	550	42,147
Zix Corp. (d)	2,390	16,204
Zscaler, Inc. (d)	510	23,715
		44,767,444
Materials - 2.4%
AdvanSix, Inc. (d)	250	4,990
Air Products & Chemicals, Inc.	1,460	343,085
Albemarle Corp.	745	54,415
Alcoa Corp. (d)	1,163	25,016
Allegheny Technologies, Inc. (d)	775	16,011
American Vanguard Corp.	400	7,788
AptarGroup, Inc.	286	33,067
Ashland Global Holdings, Inc.	467	35,740
Avery Dennison Corp.	590	77,184
Axalta Coating Systems Ltd. (d)	675	20,520
Balchem Corp.	201	20,428
Ball Corp.	1,960	126,753
Berry Global Group, Inc. (d)	900	42,741
Cabot Corp.	400	19,008
Carpenter Technology Corp.	200	9,956
Celanese Corp.	795	97,880
Century Aluminum Co. (d)	600	4,509
CF Industries Holdings, Inc.	1,670	79,726
Clearwater Paper Corp. (d)	720	15,379
Cleveland-Cliffs, Inc. (e)	1,400	11,760
Coeur Mining, Inc. (d)	1,110	8,969
Commercial Metals Co.	775	17,259
Compass Minerals International, Inc.	100	6,096
Core Molding Technologies, Inc. (d)	200	650
Corteva, Inc.	4,773	141,090
Crown Holdings, Inc. (d)	900	65,286
Dow, Inc.	4,773	261,226
DuPont de Nemours, Inc.	4,463	286,525
Eagle Materials, Inc.	333	30,190
Eastman Chemical Co.	990	78,467
Ecolab, Inc.	1,764	340,434
Ferro Corp. (d)	575	8,527
Ferroglobe Representation & Warranty Insurance Trust (b)(c)(d)	500	–
FMC Corp.	875	87,342
Freeport-McMoRan, Inc.	8,769	115,049
GCP Applied Technologies, Inc. (d)	427	9,697
Graphic Packaging Holding Co.	1,325	22,061
Greif, Inc. - Class A	300	13,260
HB Fuller Co.	150	7,735
Huntsman Corp.	1,575	38,052
Ingevity Corp. (d)	393	34,340
International Flavors & Fragrances, Inc.	471	60,768
International Paper Co.	2,237	103,014
Kaiser Aluminum Corp.	138	15,303
Kraton Corp. (d)	300	7,596
Livent Corp. (d)	818	6,994
Louisiana-Pacific Corp.	825	24,478
Martin Marietta Materials, Inc.	444	124,160
Minerals Technologies, Inc.	250	14,408
Myers Industries, Inc.	200	3,336
Neenah, Inc.	120	8,452
Newmont Goldcorp Corp.	4,770	207,257
Nucor Corp.	1,275	71,757
O-I Glass, Inc.	1,300	15,509
Olin Corp.	1,020	17,595
Packaging Corp of America	575	64,394
PH Glatfelter Co.	325	5,947
PolyOne Corp.	483	17,770
PPG Industries, Inc.	1,449	193,427
Quaker Chemical Corp.	100	16,452
Rayonier Advanced Materials, Inc.	500	1,920
Reliance Steel & Aluminum Co.	549	65,748
Royal Gold, Inc.	491	60,025
RPM International, Inc.	1,000	76,760
Schweitzer-Mauduit International, Inc.	300	12,597
Sealed Air Corp.	1,250	49,788
Sensient Technologies Corp.	335	22,140
Silgan Holdings, Inc.	150	4,662
Sonoco Products Co.	725	44,747
Southern Copper Corp.	747	31,733
Steel Dynamics, Inc.	1,550	52,762
Stepan Co.	148	15,161
Summit Materials, Inc. - Class A (d)	571	13,647
SunCoke Energy, Inc.	564	3,514
The Chemours Co.	1,289	23,318
The Mosaic Co.	2,625	56,805
The Scotts Miracle-Gro Co.	296	31,429
The Sherwin-Williams Co.	583	340,204
TimkenSteel Corp. (d)	400	3,144
Tredegar Corp.	671	14,997
Trinseo SA	300	11,163
UFP Technologies, Inc. (d)	500	24,805
United States Lime & Minerals, Inc.	50	4,515
United States Steel Corp. (e)	1,350	15,404
Valvoline, Inc.	1,282	27,448
Verso Corp. - Class A (d)	500	9,015
Vulcan Materials Co.	855	123,111
Westlake Chemical Corp.	202	14,170
Westrock Co.	1,534	65,824
Worthington Industries, Inc.	225	9,491
WR Grace & Co.	427	29,826
		4,856,701
Real Estate - 4.2%
Acadia Realty Trust	676	17,529
Agree Realty Corp.	300	21,051
Alexander & Baldwin, Inc.	213	4,464
Alexandria Real Estate Equities, Inc.	601	97,110
American Assets Trust, Inc.	425	19,507
American Campus Communities, Inc.	982	46,183
American Homes 4 Rent - Class A	1,700	44,557
American Tower Corp.	2,896	665,559
Apartment Investment & Management Co. - Class A	1,381	71,329
Apple Hospitality REIT, Inc.	1,975	32,094
AvalonBay Communities, Inc.	1,099	230,460
Boston Properties, Inc.	1,243	171,360
Braemar Hotels & Resorts, Inc.	130	1,161
Brandywine Realty Trust	1,413	22,255
Brixmor Property Group, Inc.	2,275	49,163
Camden Property Trust	725	76,922
CareTrust REIT, Inc.	403	8,314
CBRE Group, Inc. - Class A (d)	2,425	148,628
Chatham Lodging Trust	425	7,794
Colony Capital, Inc.	3,575	16,981
Columbia Property Trust, Inc.	1,075	22,478
CoreCivic, Inc.	799	13,887
CoreSite Realty Corp.	300	33,636
Corporate Office Properties Trust	850	24,973
Cousins Properties, Inc.	839	34,567
Crown Castle International Corp.	2,435	346,135
CubeSmart	1,412	44,450
CyrusOne, Inc.	725	47,437
DiamondRock Hospitality Co.	1,727	19,135
Digital Realty Trust, Inc.	1,631	195,296
Douglas Emmett, Inc.	1,300	57,070
Duke Realty Corp.	2,726	94,510
EastGroup Properties, Inc.	262	34,760
Empire State Realty Trust, Inc. - Class A	775	10,819
EPR Properties	422	29,810
Equinix, Inc.	530	309,361
Equity Commonwealth	993	32,600
Equity LifeStyle Properties, Inc.	1,478	104,036
Equity Residential	2,904	234,992
Essential Properties Realty Trust, Inc.	830	20,592
Essex Property Trust, Inc.	472	142,006
Extra Space Storage, Inc.	989	104,458
Federal Realty Investment Trust	520	66,940
First Industrial Realty Trust, Inc.	1,025	42,548
Four Corners Property Trust, Inc.	444	12,516
Franklin Street Properties Corp.	950	8,132
Front Yard Residential Corp.	33	407
Gaming and Leisure Properties, Inc.	1,217	52,392
Getty Realty Corp.	402	13,214
Global Medical REIT, Inc.	1,810	23,946
Healthcare Realty Trust, Inc.	875	29,199
Healthcare Trust of America, Inc. - Class A	1,025	31,037
Healthpeak Properties, Inc.	3,775	130,124
Hersha Hospitality Trust	550	8,002
Highwoods Properties, Inc.	800	39,128
Host Hotels & Resorts, Inc.	5,974	110,818
Hudson Pacific Properties, Inc.	1,225	46,121
Industrial Logistics Properties Trust	175	3,923
Investors Real Estate Trust	180	13,050
Invitation Homes, Inc.	871	26,104
Iron Mountain, Inc.	1,372	43,726
JBG SMITH Properties	764	30,476
Jones Lang LaSalle, Inc.	295	51,357
Kennedy-Wilson Holdings, Inc.	925	20,628
Kilroy Realty Corp.	700	58,730
Kimco Realty Corp.	3,350	69,378
Kite Realty Group Trust	725	14,159
Lamar Advertising Co. - Class A	400	35,704
Lexington Realty Trust	1,125	11,947
Liberty Property Trust	1,225	73,561
Life Storage, Inc.	350	37,898
LTC Properties, Inc.	50	2,238
Mack-Cali Realty Corp.	725	16,769
Medical Properties Trust, Inc.	1,500	31,665
Mid-America Apartment Communities, Inc.	859	113,268
National Health Investors, Inc.	325	26,481
National Retail Properties, Inc.	900	48,258
New Senior Investment Group, Inc.	695	5,317
New York REIT Liquidating, LLC (b)(c)(d)	130	1,690
Newmark Group, Inc. - Class A	765	10,293
Office Properties Income Trust	228	7,328
Omega Healthcare Investors, Inc.	1,749	74,070
Outfront Media, Inc.	336	9,012
Paramount Group, Inc.	1,800	25,056
Park Hotels & Resorts, Inc.	619	16,014
Pebblebrook Hotel Trust	1,188	31,850
Pennsylvania Real Estate Investment Trust	775	4,131
Physicians Realty Trust	900	17,046
Piedmont Office Realty Trust, Inc. - Class A	1,275	28,356
Plymouth Industrial REIT, Inc.	1,130	20,781
PotlatchDeltic Corp.	298	12,894
Preferred Apartment Communities, Inc. - Class A	2,770	36,896
Prologis, Inc.	4,883	435,271
PS Business Parks, Inc.	200	32,974
Public Storage	1,249	265,987
Rafael Holdings, Inc. - Class B (d)	1,018	18,161
Rayonier, Inc.	826	27,060
Rayonier, Inc. (b)(c)(d)	50,000	–
Realty Income Corp.	1,700	125,171
Regency Centers Corp.	1,182	74,572
Retail Opportunity Investments Corp.	725	12,803
Retail Properties of America, Inc. - Class A	2,075	27,805
Retail Value, Inc.	144	5,299
Rexford Industrial Realty, Inc.	430	19,638
RLJ Lodging Trust	1,633	28,937
RPT Realty	1,000	15,040
Ryman Hospitality Properties, Inc.	525	45,497
Sabra Health Care REIT, Inc.	1,436	30,644
SBA Communications Corp.	920	221,711
Senior Housing Properties Trust	2,075	17,513
Service Properties Trust	1,325	32,237
Simon Property Group, Inc.	2,553	380,295
SITE Centers Corp.	1,410	19,768
SL Green Realty Corp.	776	71,299
Spirit MTA REIT	300	230
Spirit Realty Capital, Inc.	600	29,508
STAG Industrial, Inc.	450	14,207
STORE Capital Corp.	675	25,137
Summit Hotel Properties, Inc.	975	12,032
Sun Communities, Inc.	500	75,050
Sunstone Hotel Investors, Inc.	1,840	25,613
Tanger Factory Outlet Centers, Inc. (e)	775	11,416
Taubman Centers, Inc.	500	15,545
Tejon Ranch Co. (d)	50	799
Terreno Realty Corp.	275	14,889
The Howard Hughes Corp. (d)	321	40,703
The Macerich Co.	803	21,617
The RMR Group, Inc. - Class A	71	3,240
The St Joe Co. (d)	500	9,915
UDR, Inc.	2,028	94,708
Uniti Group, Inc.	1,228	10,082
Universal Health Realty Income Trust	200	23,472
Urban Edge Properties	811	15,555
Urstadt Biddle Properties, Inc. - Class A	500	12,420
Ventas, Inc.	2,665	153,877
VEREIT, Inc.	6,175	57,057
Vornado Realty Trust	1,528	101,612
Washington Prime Group, Inc.	1,617	5,886
Washington Real Estate Investment Trust	450	13,131
Weingarten Realty Investors	1,050	32,802
Welltower, Inc.	2,820	230,620
Weyerhaeuser Co.	5,677	171,445
WP Carey, Inc.	210	16,808
Xenia Hotels & Resorts, Inc.	900	19,449
		8,520,514
Utilities - 3.2%
AES Corp.	4,360	86,764
ALLETE, Inc.	425	34,497
Alliant Energy Corp.	1,375	75,240
Ameren Corp.	1,625	124,800
American Electric Power Co, Inc.	3,355	317,081
American States Water Co.	510	44,186
American Water Works Co, Inc.	1,190	146,191
Aqua America, Inc.	1,326	62,242
Atmos Energy Corp.	760	85,014
Avangrid, Inc.	550	28,138
Avista Corp.	250	12,023
Black Hills Corp.	430	33,772
California Water Service Group	415	21,397
CenterPoint Energy, Inc.	2,900	79,083
CMS Energy Corp.	1,800	113,112
Consolidated Edison, Inc.	2,169	196,229
Dominion Energy, Inc.	4,617	382,380
DTE Energy Co.	1,023	132,857
Duke Energy Corp.	4,412	402,419
Edison International	2,291	172,764
El Paso Electric Co.	100	6,789
Entergy Corp.	1,150	137,770
Evergy, Inc.	1,715	111,629
Eversource Energy	2,092	177,966
Exelon Corp.	4,631	211,127
FirstEnergy Corp.	3,030	147,258
Genie Energy Ltd. - Class B	4,446	34,368
Hawaiian Electric Industries, Inc.	800	37,488
IDACORP, Inc.	313	33,428
MDU Resources Group, Inc.	1,075	31,938
MGE Energy, Inc.	150	11,823
Middlesex Water Co.	780	49,585
National Fuel Gas Co.	90	4,189
New Jersey Resources Corp.	500	22,285
NextEra Energy, Inc.	3,143	761,109
NiSource, Inc.	2,140	59,578
Northwest Natural Holding Co.	300	22,119
NorthWestern Corp.	400	28,668
NRG Energy, Inc.	2,772	110,187
OGE Energy Corp.	1,175	52,252
ONE Gas, Inc.	287	26,855
Ormat Technologies, Inc.	175	13,041
Otter Tail Corp.	350	17,952
PG&E Corp. (d)	3,350	36,415
Pinnacle West Capital Corp.	716	64,390
PNM Resources, Inc.	400	20,284
Portland General Electric Co.	500	27,895
PPL Corp.	4,140	148,543
Public Service Enterprise Group, Inc.	3,150	186,008
Sempra Energy	1,737	263,121
SJW Group	180	12,791
South Jersey Industries, Inc.	1,090	35,948
Southwest Gas Holdings, Inc.	325	24,690
Spire, Inc.	350	29,159
TerraForm Power, Inc. - Class A	2,090	32,165
The Southern Co.	6,540	416,598
The York Water Co.	290	13,372
UGI Corp.	1,805	81,514
Vistra Energy Corp.	2,177	50,049
WEC Energy Group, Inc.	2,039	188,057
Xcel Energy, Inc.	3,600	228,564
		6,519,156
Total Common Stocks (Cost $54,593,167)		$200,261,688

RIGHTS - 0.0% (h)
AMR Corp., Escrow (b)(c)(d)	3,275	$197
Media General, Inc. - CVR (b)(c)(d)	794	794
Schulman A, Inc. (b)(c)(d)	81	–
Total Rights (Cost $0)		$991

SHORT-TERM INVESTMENT - 0.0% (h)
Money Market Fund - 0.0%
First American Government Obligations Fund - Class X, 1.508% (f)(g)	133,729	$133,729
Total Short-Term Investment (Cost $133,729)		$133,729

Total Investments at Value (Cost $54,726,896) - 99.0%		$200,396,408
Other Assets in Excess of Liabilities - 1.0%		1,983,427
Net Assets - 100.0%		$202,379,835

Percentages are stated as a percent of net assets.

CVR Contingent Value Right

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Illiquid security. The total value of such securities is $2,709 as of December 31, 2019, representing 0.0% of net assets.
(c)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $2,709 as of December 31, 2019, representing 0.0% of net assets.
(d)	Non-income producing security.
(e)	This security or a partial position of this security is on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $124,705.
(f)	Rate listed is the 7-day effective yield as of December 31, 2019.
(g)	A portion of this security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2019 was $127,929.
(h)	Represents less than 0.1%.

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INTERNATIONAL EQUITY FUND	December 31, 2019
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 97.9%
Australia - 3.3%
AGL Energy Ltd. (a)	6,398	$92,090
Alkane Resources Ltd. (a)(b)	122,007	49,962
Altium Ltd. (a)	4,021	97,976
Alumina Ltd. (a)	73,451	118,639
Appen Ltd. (a)	5,086	80,330
Aristocrat Leisure Ltd. (a)	5,169	122,139
ASX Ltd. (a)	411	22,630
Aurizon Holdings Ltd. (a)	130,217	477,887
Austal Ltd. (a)	20,690	55,412
Baby Bunting Group Ltd. (a)	23,310	54,966
Beach Energy Ltd. (a)	53,541	94,701
BHP Group Ltd. (a)	32,418	887,679
BlueScope Steel Ltd. (a)	4,292	45,459
Bravura Solutions Ltd. (a)	20,509	74,748
Centuria Metropolitan REIT (a)	55,916	113,955
Charter Hall Long Wale REIT (a)	11,070	42,721
Clinuvel Pharmaceuticals Ltd. (a)	3,772	75,278
Cochlear Ltd. (a)	2,386	376,048
Codan Ltd. (a)	7,737	40,443
Collins Foods Ltd. (a)	6,182	38,630
Coronado Global Resources, Inc. - ADR (a)	37,947	58,892
CSL Ltd. (a)	32,488	6,298,836
Data#3 Ltd. (a)	36,865	96,130
Dicker Data Ltd. (a)	29,960	145,040
EML Payments Ltd. (a)(b)(c)	16,752	53,326
Estia Health Ltd. (a)	18,873	32,280
GDI Property Group (a)	46,178	47,816
Goodman Group (a)	17,144	161,105
IDP Education Ltd. (a)	6,706	80,836
Independence Group NL (a)	26,335	115,450
Ingenia Communities Group (a)	12,749	44,425
Insurance Australia Group Ltd. (a)	69,084	371,196
JB Hi-Fi Ltd. (a)	8,321	220,224
Jumbo Interactive Ltd. (a)	3,763	39,461
Jupiter Mines Ltd. (a)	240,988	47,470
Macquarie Group Ltd. (a)	1,880	182,067
Medibank Pvt Ltd. (a)	85,832	190,223
National Storage REIT (a)	121,971	157,038
nearmap Ltd. (a)(b)	25,154	44,855
Netwealth Group Ltd. (a)	6,250	34,229
Newcrest Mining Ltd. (a)	3,335	70,432
NRW Holdings Ltd. (a)	20,080	45,563
Perenti Global Ltd. (a)	43,813	49,923
Perseus Mining Ltd. (a)(b)	63,807	51,573
Pro Medicus Ltd. (a)	5,378	84,231
Ramelius Resources Ltd. (a)	86,639	74,986
Red 5 Ltd. (a)(b)	304,465	70,119
Regis Healthcare Ltd. (a)	17,195	29,725
Regis Resources Ltd. (a)	22,835	69,093
Rio Tinto Ltd. (a)	1,186	83,909
Sandfire Resources NL (a)	14,859	62,433
Saracen Mineral Holdings Ltd. (a)(b)(c)	39,528	91,668
Select Harvests Ltd. (a)	6,310	37,189
Silver Lake Resources Ltd. (a)(b)	45,560	42,701
Super Retail Group Ltd. (a)	15,767	111,895
Telstra Corp. Ltd. (a)	97,750	242,810
TPG Telecom Ltd. (a)	19,806	93,320
Wesfarmers Ltd. (a)	5,197	151,034
Western Areas Ltd. (a)	18,387	39,157
Whitehaven Coal Ltd. (a)	13,454	24,951
		12,909,304
Austria - 0.3%
ams AG (a)(b)	1,723	69,950
AT&S Austria Technologie & Systemtechnik AG (a)	1,609	36,150
BAWAG Group AG (a)	5,482	247,772
EVN AG (a)	5,425	105,386
Porr AG (a)	2,081	35,850
Raiffeisen Bank International AG (a)	3,321	83,123
S IMMO AG (a)	5,593	139,218
Telekom Austria AG (a)	7,481	61,173
Vienna Insurance Group AG Wiener Versicherung Gruppe (a)	2,987	84,616
Wienerberger AG (a)	7,467	221,382
		1,084,620
Belgium - 0.8%
Ackermans & van Haaren NV (a)	2,337	366,437
Aedifica SA (a)	2,139	271,909
Anheuser-Busch InBev SA/NV (a)	5,222	427,686
Befimmo SA (a)	1,557	94,518
Fagron (a)	1,756	38,149
Intervest Offices & Warehouses NV (a)	1,828	52,553
KBC Group NV (a)	19,773	1,490,785
Montea C.V.A. (a)	916	83,259
Telenet Group Holding NV (a)	4,005	180,038
		3,005,334
Bermuda - 0.1%
Cosan Ltd. - Class A (b)	3,600	82,224
Fly Leasing Ltd. - ADR (b)	11,700	229,320
Johnson Electric Holdings Ltd. (a)	63,000	143,307
VTech Holdings Ltd. (a)	7,200	71,158
		526,009
Brazil - 1.0%
Ambev SA (a)	50,800	236,488
B3 SA - Brasil Bolsa Balcao (a)	11,100	119,243
Banco do Brasil SA (a)	1,400	18,478
Banco Santander Brasil SA (a)	2,600	32,153
BB Seguridade Participacoes SA (a)	48,100	452,202
Cia Siderurgica Nacional SA (a)	3,800	13,398
Cosan Logistica SA (a)(b)	15,600	90,203
EDP - Energias do Brasil SA (a)	10,300	56,784
Eneva SA (a)(b)	4,300	46,821
Fleury SA (a)	6,900	52,575
Instituto Hermes Pardini SA (a)	7,000	47,538
IRB Brasil Resseguros S/A (a)	37,800	367,224
JBS SA (a)	91,000	585,931
JSL SA (a)	23,500	157,079
Minerva SA (a)(b)	31,900	102,012
Multiplan Empreendimentos Imobiliarios SA (a)	3,400	28,129
Petro Rio SA (a)(b)	5,000	41,384
Porto Seguro SA (a)	2,100	32,832
QualiCorp. Consultoria e Corretora de Seguros SA (a)	14,600	135,146
Ser Educacional SA (a)	5,700	39,512
TIM Participacoes SA (a)	82,200	321,560
Vale SA (a)	66,696	887,435
Wiz Solucoes e Corretagem de Seguros SA (a)	19,300	67,858
YDUQS Part (a)	10,600	125,806
		4,057,791
Canada - 5.4%
Aecon Group, Inc.	4,200	56,666
Aimia, Inc. (b)	12,600	34,931
Alimentation Couche-Tard, Inc. - Class B	5,400	171,371
Allied Properties Real Estate Investment Trust	12,700	509,252
Artis Real Estate Investment Trust	7,000	64,149
Badger Daylighting Ltd.	2,000	54,122
Bank of Montreal	2,400	186,004
BRP, Inc.	2,200	100,229
Canadian National Railway Co.	3,900	352,804
Canadian Natural Resources Ltd.	8,000	258,750
Canadian Pacific Railway Ltd.	18,653	4,755,582
Canadian Western Bank	2,000	49,116
Cascades, Inc.	11,400	98,413
Centerra Gold, Inc. (b)	9,100	72,391
CI Financial Corp.	20,700	346,076
Cogeco Communications, Inc.	500	43,587
Cogeco, Inc.	1,600	128,254
Computer Modelling Group Ltd.	10,300	65,201
Constellation Software, Inc.	300	291,362
Crescent Point Energy Corp.	11,500	51,276
Detour Gold Corp. (b)	3,300	63,888
Dollarama, Inc.	45,405	1,560,529
Dream Industrial Real Estate Investment Trust	24,900	251,963
Element Fleet Management Corp.	4,800	40,993
Enerflex Ltd.	6,600	62,160
Enghouse Systems Ltd.	2,200	81,626
Equitable Group, Inc.	700	58,947
Fairfax Financial Holdings Ltd.	300	140,866
Finning International, Inc.	4,900	95,468
First National Financial Corp.	1,200	35,190
Franco-Nevada Corp.	700	72,283
Genworth MI Canada, Inc.	2,500	109,391
George Weston Ltd.	100	7,933
Granite Real Estate Investment Trust	5,600	284,539
Great Canadian Gaming Corp. (b)	1,400	46,403
Home Capital Group, Inc. (b)	3,200	81,223
iA Financial Corp., Inc.	1,800	98,875
IGM Financial, Inc.	2,600	74,643
Kirkland Lake Gold Ltd.	12,300	542,183
Labrador Iron Ore Royalty Corp.	5,300	100,486
Manulife Financial Corp.	21,200	430,351
Minto Apartment Real Estate Investment Trust	6,423	114,507
Morguard North American Residential Real Estate Investment Trust	6,400	91,129
North American Construction Group Ltd.	3,100	37,576
Northland Power, Inc.	15,200	318,386
Open Text Corp.	1,300	57,284
Parex Resources, Inc. (b)	9,900	184,117
Parkland Fuel Corp.	5,100	187,379
Pembina Pipeline Corp.	300	11,119
PrairieSky Royalty Ltd.	5,100	59,815
Restaurant Brands International, Inc.	2,400	152,995
Richelieu Hardware Ltd.	4,271	89,232
Ritchie Bros Auctioneers, Inc.	4,400	188,801
Royal Bank of Canada	7,900	625,101
Shopify, Inc. - Class A (b)	13,447	5,346,258
Slate Office REIT	10,400	46,852
Suncor Energy, Inc.	8,100	265,478
Surge Energy, Inc.	38,700	33,975
Teck Resources Ltd. - Class B	5,900	102,320
TFI International, Inc.	2,300	77,526
Thomson Reuters Corp.	3,100	221,754
Torex Gold Resources, Inc. (b)	4,000	63,209
Toromont Industries Ltd.	3,900	212,006
Transcontinental, Inc. - Class A	7,100	86,771
Tricon Capital Group, Inc.	10,200	83,498
True North Commercial Real Estate Investment Trust	26,954	151,318
Viemed Healthcare, Inc. (b)	9,400	58,852
Whitecap Resources, Inc.	14,100	60,263
Winpak Ltd.	3,231	116,894
		20,973,891
Cayman Islands - 1.4%
Alibaba Group Holding Ltd. - ADR (b)	1,800	381,780
Aoyuan Healthy Life Group Co. Ltd. (a)	77,000	57,879
Asia Cement China Holdings Corp. (a)	60,500	90,379
Baidu, Inc. - ADR (b)	6,680	844,352
Dongyue Group Ltd. (a)	69,000	38,268
Fantasia Holdings Group Co. Ltd. (a)	450,000	83,668
JD.com, Inc. - ADR (b)	20,627	726,689
Li Ning Co. Ltd. (a)	140,500	421,399
Logan Property Holdings Co. Ltd. (a)	88,000	147,656
Melco Resorts & Entertainment Ltd.	1,585	38,309
Momo, Inc. - ADR	5,600	187,600
NetEase, Inc. - ADR	3,800	1,165,232
New Oriental Education & Technology Group, Inc. - ADR (b)	3,500	424,375
Opera Ltd. - ADR (b)	3,200	29,600
Powerlong Real Estate Holdings Ltd. (a)	97,000	64,771
Qudian, Inc. - ADR (b)	4,500	21,195
Sands China Ltd. (a)	16,800	89,764
Sany Heavy Equipment International Holdings Co. Ltd. (a)	194,000	106,157
Shimao Property Holdings Ltd. (a)	24,000	93,009
Tiangong International Co. Ltd. (a)	92,000	38,383
Vinda International Holdings Ltd. (a)	37,000	67,346
Vipshop Holdings Ltd. - ADR (b)	7,600	107,692
Wisdom Education International Holdings Co. Ltd. (a)	86,000	36,416
Wynn Macau Ltd. (a)	19,200	47,311
		5,309,230
Chile - 0.0% (d)
Engie Energia Chile SA (a)	31,485	47,951
Inversiones Aguas Metropolitanas SA (a)	67,537	73,619
		121,570
China - 1.0%
Anhui Conch Cement Co. Ltd. - H Shares (a)	106,000	772,330
China Coal Energy Co. Ltd. - H Shares (a)	156,000	61,909
China Construction Bank Corp. - H Shares (a)	536,000	464,735
China Life Insurance Co. Ltd. - H Shares (a)	273,000	759,392
China Merchants Bank Co. Ltd. - H Shares (a)	6,000	30,847
China Oilfield Services Ltd. - H Shares (a)	138,000	216,662
China Pacific Insurance Group Co. Ltd. - H Shares (a)	25,000	98,500
China Shenhua Energy Co. Ltd. - H Shares (a)	51,500	107,682
CNOOC Ltd. (a)	141,000	234,459
COSCO SHIPPING Energy Transportation Co. Ltd. - H Shares (a)	104,000	49,121
Great Wall Motor Co. Ltd. - H Shares (a)	263,500	194,965
HUYA, Inc. - ADR (b)	5,152	92,478
Industrial & Commercial Bank of China Ltd. - H Shares (a)	548,000	422,798
PICC Property & Casualty Co. Ltd. - H Shares (a)	4,000	4,821
Ping An Insurance Group Co. of China Ltd. (a)	14,000	165,669
Shanghai Haohai Biological Technology Co. Ltd. - H Shares (a)(b)	8,100	48,963
Shenzhen Expressway Co. Ltd. - H Shares (a)	118,000	169,325
Tsingtao Brewery Co. Ltd. - H Shares (a)	2,000	13,436
Yanzhou Coal Mining Co. Ltd. - H Shares (a)	52,000	46,719
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. - H Shares (a)	16,600	94,315
		4,049,126
Czech Republic - 0.4%
CEZ AS (a)	63,451	1,426,191
Komercni banka as (a)	59	2,161
		1,428,352
Denmark - 2.7%
AP Moller - Maersk A/S - Series B (a)	2,466	3,558,010
Carlsberg A/S - Series B (a)	1,674	249,821
Danske Bank A/S (a)	77,627	1,255,873
DSV Panalpina A/S (a)	30,408	3,505,317
GN Store Nord A/S (a)	2,801	131,761
Matas A/S (a)	3,990	33,033
Novo Nordisk A/S - Class B (a)	22,317	1,293,244
Pandora A/S (a)	1,307	56,840
Per Aarsleff Holding A/S (a)	1,397	44,943
SimCorp A/S (a)	2,940	334,509
Vestas Wind Systems A/S (a)	512	51,715
		10,515,066
Finland - 0.4%
Huhtamaki Oyj (a)	672	31,201
Kemira Oyj (a)	17,726	263,785
Kone Oyj - Class B (a)	6,677	436,597
Metso Oyj (a)	136	5,373
Neste Oyj (a)	8,298	288,780
Sampo Oyj - A Shares (a)	10,649	464,971
Tokmanni Group Corp. (a)	5,088	72,039
Valmet Oyj (a)	2,281	54,698
		1,617,444
France - 7.8%
Air France-KLM (a)(b)	5,044	56,271
Amundi SA (a)	24,570	1,932,108
Bouygues SA (a)	17,110	729,351
Bureau Veritas SA (a)	16,824	439,814
CGG SA (a)(b)	15,408	50,438
Cie Generale des Etablissements Michelin SCA (a)	8,785	1,081,079
CNP Assurances (a)	453	9,026
Coface SA (a)(b)	8,175	100,793
Dassault Aviation SA (a)	129	169,279
Dassault Systemes SE (a)	3,780	623,421
Eiffage SA (a)	406	46,579
Elior Group SA (a)	2,576	37,946
Elis SA (a)	13,602	282,909
Eramet (a)	675	34,920
EssilorLuxottica SA (a)	10,052	1,536,772
Eurazeo SE (a)	3,793	260,357
Fnac Darty SA (a)(b)	979	58,175
Gaztransport Et Technigaz SA (a)	2,576	248,112
Hermes International (a)	683	511,643
Ipsen SA (a)	1,887	167,504
Kaufman & Broad SA (a)	1,587	65,924
Kering SA (a)	444	292,560
Lagardere SCA (a)	14,244	310,945
Legrand SA (a)	1,615	131,888
L'Oreal SA (a)	2,360	697,873
LVMH Moet Hennessy Louis Vuitton SE (a)	12,931	6,025,277
Mersen SA (a)	1,485	56,985
Pernod Ricard SA (a)	17,554	3,141,086
Peugeot SA (a)	1,492	35,923
Publicis Groupe SA (a)	42,319	1,918,812
Quadient (a)	1,620	39,254
Rexel SA (a)	278,831	3,708,663
Safran SA (a)	3,170	489,638
Sanofi (a)	9,641	968,225
Schneider Electric SE (a)	30,114	3,093,918
SCOR SE (a)	15,348	646,090
SOITEC (a)(b)	689	72,742
TOTAL SA (a)	5,902	327,507
Vinci SA (a)	770	85,758
		30,485,565
Germany - 3.8%
adidas AG (a)	9,593	3,122,708
ADVA Optical Networking SE (a)(b)	4,649	42,281
Aixtron SE (a)(b)	3,939	37,612
Allianz SE (a)	3,490	855,151
Amadeus Fire AG (a)	914	151,856
BASF SE (a)	34,253	2,580,517
Bauer AG (a)	2,298	38,956
CompuGroup Medical SE (a)	1,054	75,172
Covestro AG (a)	12,427	578,232
CropEnergies AG (a)	3,954	48,684
CTS Eventim AG & Co. KGaA (a)	2,889	181,266
Dermapharm Holding SE (a)	1,965	87,475
Deutsche EuroShop AG (a)	3,423	101,369
Deutsche Pfandbriefbank AG (a)	7,519	122,460
Deutsche Telekom AG (a)	8,417	137,553
Encavis AG (a)	31,114	326,559
Evotec SE (a)(b)	4,341	111,918
Freenet AG (a)	4,499	103,024
Gerresheimer AG (a)	4,340	335,666
Hannover Rueck SE (a)	2,127	410,119
HOCHTIEF AG (a)	2,078	264,564
Hornbach Holding AG & Co. KGaA (a)	1,235	89,307
KION Group AG (a)	1,873	128,802
Kloeckner & Co. SE (a)	7,472	52,601
LPKF Laser & Electronics AG (a)(b)	4,453	78,853
Merck KGaA (a)	281	33,128
MTU Aero Engines AG (a)	137	39,035
New Work SE (a)	204	66,764
Rheinmetall AG (a)	428	49,076
SAP SE (a)	4,430	596,273
Siemens AG (a)	4,706	614,567
Siltronic AG (a)	405	40,692
Symrise AG (a)	277	29,115
Volkswagen AG (a)	14,910	2,887,856
Wirecard AG (a)	3,808	456,085
Wuestenrot & Wuerttembergische AG (a)	2,299	49,881
		14,925,177
Greece - 0.0% (d)
FF Group (b)(c)(e)	2,880	–
Hellenic Telecommunications Organization SA (a)	4,718	75,520
Motor Oil Hellas Corinth Refineries SA (a)	2,776	64,251
		139,771
Guernsey - 0.0% (d)
LondonMetric Property PLC (a)	11,469	35,931
Hong Kong - 5.0%
AIA Group Ltd. (a)	437,665	4,603,346
Air China Ltd. - H Shares (a)	6,000	6,087
ANTA Sports Products Ltd. (a)	16,000	143,251
Beijing Enterprises Water Group Ltd. (a)	2,000	1,012
C&D International Investment Group Ltd. (a)	41,000	47,404
China Aoyuan Group Ltd. (a)	48,000	78,323
China CITIC Bank Corp. Ltd. - H Shares (a)	113,000	67,755
China Education Group Holdings Ltd. (a)	45,000	58,930
China Gas Holdings Ltd. (a)	50,200	187,959
China Mobile Ltd. (a)	69,500	587,265
China Resources Power Holdings Co. Ltd. (a)	1,896,504	2,662,871
China Taiping Insurance Holdings Co. Ltd. (a)	59,800	148,337
China Tian Lun Gas Holdings Ltd. (a)	48,500	43,383
China Tianrui Group Cement Co. Ltd. (a)(b)	71,000	71,053
China Unicom Hong Kong Ltd. (a)	132,000	124,294
Chow Sang Sang Holdings International Ltd. (a)	34,000	42,304
CITIC Securities Co. Ltd. - H Shares (a)	10,500	23,955
Country Garden Holdings Co. Ltd. (a)	42,000	67,222
Country Garden Services Holdings Co. Ltd. (a)	107,000	360,250
Gemdale Properties & Investment Corp. Ltd. (a)	712,000	94,183
Greenland Hong Kong Holdings Ltd. (a)	92,000	39,892
Guangzhou R&F Properties Co. Ltd. - H Shares (a)	86,000	158,807
Hang Lung Group Ltd. (a)	58,000	143,480
Hang Seng Bank Ltd. (a)	15,000	310,050
Henderson Land Development Co. Ltd. (a)	63,800	313,070
Hengan International Group Co. Ltd. (a)	17,000	121,092
HKT Trust & HKT Ltd. (a)	74,000	104,287
Hong Kong Exchanges & Clearing Ltd. (a)	5,700	185,180
Hopson Development Holdings Ltd. (a)	62,000	62,865
K Wah International Holdings Ltd. (a)	79,000	44,096
Kaisa Group Holdings Ltd. (a)	103,000	49,169
Lee & Man Paper Manufacturing Ltd. (a)	111,000	84,081
Lenovo Group Ltd. (a)	3,489,000	2,343,050
Leyou Technologies Holdings Ltd. (a)(b)	110,000	32,875
Longfor Group Holdings Ltd. (a)	50,000	234,149
LVGEM China Real Estate Investment Co. Ltd. (a)	104,000	37,216
Melco International Development Ltd. - ADR (a)	17,000	47,760
MTR Corp. Ltd. (a)	2,500	14,774
New China Life Insurance Co. Ltd. - H Shares (a)	55,400	238,170
Perfect Shape Medical Ltd. (a)	108,000	42,561
Poly Property Group Co. Ltd. (a)	178,000	73,852
Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares (a)	176,000	210,892
Shui On Land Ltd. (a)	428,000	94,061
Shun Tak Holdings Ltd. (a)	96,000	45,838
Sinopec Engineering Group Co. Ltd. - H Shares (a)	71,000	42,496
Sinotruk Hong Kong Ltd. (a)	62,000	132,326
Sun Art Retail Group Ltd. (a)	9,000	10,921
Tencent Holdings Ltd. (a)	89,805	4,326,460
The United Laboratories International Holdings Ltd. (a)	60,000	43,719
Tingyi Cayman Islands Holding Corp. (a)	164,000	279,905
West China Cement Ltd. (a)	584,000	95,980
Xinyi Glass Holdings Ltd. (a)	60,000	79,499
Yihai International Holding Ltd. (a)	6,000	35,221
Yuexiu Property Co. Ltd. (a)	230,000	53,133
		19,550,111
Hungary - 0.1%
Magyar Telekom Telecommunications PLC (a)	43,671	66,058
OTP Bank Nyrt (a)	2,878	150,692
		216,750
India - 1.2%
Graphite India Ltd. (a)	11,340	48,221
HDFC Bank Ltd. - ADR	62,537	3,962,970
Just Dial Ltd. (a)(b)	7,010	56,123
Manappuram Finance Ltd. (a)	24,990	62,139
Multi Commodity Exchange of India Ltd. (a)	2,417	39,576
NCC Ltd. (a)	61,720	48,442
Power Finance Corp. Ltd. (a)(b)	103,759	171,478
REC Ltd. (a)	35,505	71,202
SpiceJet Ltd. (a)(b)	22,619	35,725
		4,495,876
Indonesia - 0.1%
Bumi Serpong Damai Tbk PT (a)(b)	112,300	10,121
Global Mediacom Tbk PT (a)(b)	1,242,200	31,126
Media Nusantara Citra Tbk PT (a)	384,400	45,076
Perusahaan Gas Negara Tbk PT (a)	400,200	62,399
Puradelta Lestari Tbk PT (a)	1,653,700	35,223
Unilever Indonesia Tbk PT (a)	91,000	275,086
		459,031
Ireland - 1.5%
Accenture PLC - Class A	23,357	4,918,283
C&C Group PLC (a)	36,389	196,391
DCC PLC (a)	1,307	113,369
UDG Healthcare PLC (a)	12,269	131,174
Willis Towers Watson PLC	2,961	597,944
		5,957,161
Isle Of Man - 0.0% (d)
Playtech PLC (a)	8,291	43,587
Israel - 0.2%
Ashtrom Group Ltd. (a)	4,956	74,257
AudioCodes Ltd.	3,300	84,777
ElCo. Ltd. (a)	1,538	54,974
Fox Wizel Ltd. (a)	1,552	70,749
Matrix IT Ltd. (a)	6,550	132,010
Nice Ltd. (a)(b)	572	88,694
Shikun & Binui Ltd. (a)	21,957	101,091
Teva Pharmaceutical Industries Ltd. - ADR (b)	6,274	61,485
		668,037
Italy - 2.3%
A2A SpA (a)	71,555	134,369
Anima Holding SpA (a)	6,844	35,367
Ascopiave SpA (a)	10,769	46,082
ASTM SpA (a)	1,079	32,630
Atlantia SpA (a)	4,359	101,735
Avio SpA (a)	2,276	35,409
Banca Farmafactoring SpA (a)	5,182	31,038
Banca Generali SpA (a)	7,240	235,365
Banca Mediolanum SpA (a)	16,034	159,333
Banca Monte dei Paschi di Siena SpA (a)(b)	21,641	33,979
Banca Sistema SpA (a)	48,146	99,820
Banco BPM SpA (a)(b)	17,800	40,513
Buzzi Unicem SpA (a)	2,546	64,177
Enel SpA (a)	227,870	1,810,168
Eni SpA (a)	38,327	595,268
EssilorLuxottica SA (a)	18,816	2,858,728
Eurotech SpA (a)(b)	10,441	98,912
Fiera Milano SpA (a)	12,418	76,368
IMA Industria Macchine Automatiche SpA (a)	481	34,593
Intesa Sanpaolo SpA (a)	61,474	161,935
Iren SpA (a)	16,467	51,073
Moncler SpA (a)	8,597	386,931
Piaggio & C SpA (a)	23,676	73,005
SAES Getters SpA (a)	2,221	75,609
Saipem SpA (a)(b)	15,851	77,523
Snam SpA (a)	49,689	261,256
Societa Iniziative Autostradali e Servizi SpA (a)	4,735	79,396
Telecom Italia SpA (a)(b)	149,313	93,248
Tinexta Spa (a)	2,940	38,230
UniCredit SpA (a)	71,230	1,041,172
Unieuro SpA (a)	4,186	62,892
Unione di Banche Italiane SpA (a)	46,275	151,267
Unipol Gruppo SpA (a)	15,105	86,719
		9,164,110
Japan - 14.0%
ABC-Mart, Inc. (a)	900	61,435
ADEKA Corp. (a)	1,800	27,117
Advantest Corp. (a)	3,400	191,754
Akatsuki, Inc. (a)	600	32,159
Alfresa Holdings Corp. (a)	1,900	38,599
Alinco, Inc. (a)	3,100	36,577
Alps Alpine Co. Ltd. (a)	8,500	192,944
Amada Holdings Co. Ltd. (a)	900	10,236
AOI TYO Holdings, Inc. (a)	6,500	42,774
Aoyama Trading Co. Ltd. (a)	2,200	30,958
Aozora Bank Ltd. (a)	10,400	274,755
Argo Graphics, Inc. (a)	2,200	68,225
Astellas Pharma, Inc. (a)	32,600	556,482
Avex, Inc. (a)	7,600	87,543
Bell System24 Holdings, Inc. (a)	2,300	36,065
Bunka Shutter Co. Ltd. (a)	19,200	169,182
CAC Holdings Corp. (a)	10,700	153,446
Calbee, Inc. (a)	300	9,774
Capcom Co. Ltd. (a)	1,900	52,592
Casio Computer Co. Ltd. (a)	4,400	87,927
Central Japan Railway Co. (a)	1,400	281,496
Chodai Co. Ltd. (a)	4,500	54,050
Credit Saison Co. Ltd. (a)	10,900	189,047
Daido Metal Co. Ltd. (a)	14,600	101,762
Daiichi Jitsugyo Co. Ltd. (a)	1,000	35,125
Dai-ichi Life Holdings, Inc. (a)	38,200	629,547
Daiki Aluminium Industry Co. Ltd. (a)	8,200	57,018
Daikin Industries Ltd. (a)	3,100	437,378
Daito Pharmaceutical Co. Ltd. (a)	2,000	58,133
Daito Trust Construction Co. Ltd. (a)	1,500	185,364
Daiwa Office Investment Corp. (a)	42	322,522
DCM Holdings Co. Ltd. (a)	10,000	97,397
Denki Kogyo Co. Ltd. (a)	3,400	101,488
Digital Garage, Inc. (a)	700	29,251
Dip Corp. (a)	1,100	32,493
DMG Mori Co. Ltd. (a)	1,900	29,070
East Japan Railway Co. (a)	2,900	261,760
Eisai Co. Ltd. (a)	2,400	179,582
Electric Power Development Co. Ltd. (a)	1,400	33,982
ES-Con Japan Ltd. (a)	4,200	36,045
Fast Retailing Co. Ltd. (a)	700	415,852
Ferrotec Holdings Corp. (a)	4,300	36,341
FJ Next Co. Ltd. (a)	12,300	129,515
Foster Electric Co. Ltd. (a)	2,900	50,939
Fujikura Ltd. (a)	8,200	33,740
Fujimi, Inc. (a)	1,600	44,988
Fujita Kanko, Inc. (a)(b)	2,000	51,837
Fujitsu Ltd. (a)	24,200	2,276,151
Fukuoka Financial Group, Inc. (a)	45,900	876,968
Furukawa Co. Ltd. (a)	3,900	51,370
Future Corp. (a)	3,600	59,677
Godo Steel Ltd. (a)	4,900	126,292
Goldcrest Co. Ltd. (a)	7,300	139,256
GS Yuasa Corp. (a)	1,500	32,331
Hamamatsu Photonics KK (a)	1,700	69,667
Hikari Tsushin, Inc. (a)	1,800	452,336
HIS Co. Ltd. (a)	3,500	100,425
Hitachi Ltd. (a)	1,200	50,635
Hitachi Metals Ltd. (a)	241,200	3,550,396
Hokkaido Electric Power Co., Inc. (a)	12,600	61,253
Hokuetsu Corp. (a)	30,500	156,796
Hokuhoku Financial Group, Inc. (a)	3,300	34,590
Hokuto Corp. (a)	5,300	96,228
Honda Motor Co. Ltd. (a)	113,600	3,215,055
Honeys Holdings Co. Ltd. (a)	6,200	101,925
Hosiden Corp. (a)	6,200	78,334
House Foods Group, Inc. (a)	1,100	37,525
Hoya Corp. (a)	1,800	171,832
IDEA Consultants, Inc. (a)	3,400	94,767
Iida Group Holdings Co. Ltd. (a)	72,600	1,272,353
Iino Kaiun Kaisha Ltd. (a)	18,900	64,082
Inabata & Co. Ltd. (a)	4,900	73,206
Ines Corp. (a)	5,100	63,726
Inpex Corp. (a)	231,400	2,397,242
Internet Initiative Japan, Inc. (a)	6,500	175,172
Isuzu Motors Ltd. (a)	47,900	566,215
Itochu Techno-Solutions Corp. (a)	8,600	242,194
Jaccs Co. Ltd. (a)	5,500	140,713
Japan Hotel REIT Investment Corp. (a)	42	31,373
Japan Petroleum Exploration Co. Ltd. (a)	4,200	113,104
Japan Retail Fund Investment Corp. (a)	110	236,710
Japan Securities Finance Co. Ltd. (a)	17,800	84,941
JGC Holdings Corp. (a)	2,400	38,198
JVCKenwood Corp. (a)	18,900	47,318
JXTG Holdings, Inc. (a)	502,400	2,280,182
Kandenko Co. Ltd. (a)	21,900	209,918
Kanto Denka Kogyo Co. Ltd. (a)	5,000	46,614
Kao Corp. (a)	700	57,733
KAWADA TECHNOLOGIES, Inc. (a)	500	30,677
Keihin Corp. (a)	3,700	86,414
Kewpie Corp. (a)	3,500	78,636
Key Coffee, Inc. (a)	2,800	59,487
Keyence Corp. (a)	9,980	3,504,363
KFC Holdings Japan Ltd. (a)	5,100	149,066
Koito Manufacturing Co. Ltd. (a)	6,900	319,511
Kojima Co. Ltd. (a)	6,000	28,902
Kokuyo Co. Ltd. (a)	6,500	96,973
KOMEDA Holdings Co. Ltd. (a)	1,900	37,051
Kubota Corp. (a)	12,300	193,150
Kumiai Chemical Industry Co. Ltd. (a)	8,100	74,110
Kureha Corp. (a)	2,400	144,117
Lasertec Corp. (a)	1,200	60,858
Lawson, Inc. (a)	1,500	85,144
Life Corp. (a)	3,000	71,296
LIXIL Group Corp. (a)	7,800	134,603
McDonald's Holdings Co. Japan Ltd. (a)	5,900	284,255
MCUBS MidCity Investment Corp. (a)	49	53,197
Micronics Japan Co. Ltd. (a)	4,200	47,129
Mimasu Semiconductor Industry Co. Ltd. (a)	4,300	86,208
Mirai Corp. (a)	525	294,868
Mitsubishi Corp. (a)	8,200	217,229
Mitsubishi UFJ Financial Group, Inc. (a)	16,000	86,501
Mitsui & Co. Ltd. (a)	65,100	1,157,187
Mitsui E&S Holdings Co. Ltd. (a)(b)	4,200	33,980
Mitsui Matsushima Holdings Co. Ltd. (a)	4,500	49,989
Mitsui Sugar Co. Ltd. (a)	1,500	31,313
Mitsui-Soko Holdings Co. Ltd. (a)	5,500	103,543
Moriroku Holdings Co. Ltd. (a)	3,100	67,800
MS&AD Insurance Group Holdings, Inc. (a)	22,400	739,395
Nasu Denki Tekko Co. Ltd. (a)	400	59,687
Nichiban Co. Ltd. (a)	2,300	39,128
Nichi-iko Pharmaceutical Co. Ltd. (a)	3,800	47,238
Nihon Chouzai Co. Ltd. (a)	1,800	63,061
Nihon Falcom Corp. (a)	2,500	28,195
Nikkiso Co. Ltd. (a)	7,100	93,047
Nikkon Holdings Co. Ltd. (a)	4,200	105,008
Nintendo Co. Ltd. (a)	1,500	599,940
Nippon Antenna Co. Ltd. (a)	4,200	45,719
Nippon Carbon Co. Ltd. (a)	2,100	78,468
Nippon Electric Glass Co. Ltd. (a)	2,500	55,500
Nippon Pillar Packing Co. Ltd. (a)	4,000	55,225
Nippon Sheet Glass Co. Ltd. (a)	20,400	129,125
Nippon Thompson Co. Ltd. (a)	7,000	33,003
Nishi-Nippon Financial Holdings, Inc. (a)	17,400	135,484
Nishio Rent All Co. Ltd. (a)	1,700	48,438
Nissan Chemical Corp. (a)	2,000	83,756
Nissin Kogyo Co. Ltd. (a)	2,500	50,628
Nittetsu Mining Co. Ltd. (a)	1,100	50,732
Nitto Denko Corp. (a)	13,300	747,830
Nohmi Bosai Ltd. (a)	1,800	40,351
Nomura Research Institute Ltd. (a)	7,301	156,139
North Pacific Bank Ltd. (a)	15,000	33,419
NS United Kaiun Kaisha Ltd. (a)	2,500	51,274
NSD Co. Ltd. (a)	2,400	39,519
NTT DOCOMO, Inc. (a)	15,000	417,842
Obic Co. Ltd. (a)	4,700	633,094
Olympus Corp. (a)	14,500	223,484
One REIT, Inc. (a)	64	210,838
Ono Pharmaceutical Co. Ltd. (a)	4,000	91,321
Organo Corp. (a)	2,000	123,050
Otsuka Corp. (a)	9,200	367,401
Otsuka Holdings Co. Ltd. (a)	6,700	298,647
Persol Holdings Co. Ltd. (a)	15,500	290,488
Prima Meat Packers Ltd. (a)	3,300	76,644
PS Mitsubishi Construction Co. Ltd. (a)	12,600	84,625
Recruit Holdings Co. Ltd. (a)	6,600	247,205
Relia, Inc. (a)	6,900	87,651
Renesas Electronics Corp. (a)(b)	33,000	225,454
Resona Holdings, Inc. (a)	270,200	1,177,675
Resorttrust, Inc. (a)	2,200	37,295
Restar Holdings Corp. (a)	5,500	101,973
Rohto Pharmaceutical Co. Ltd. (a)	1,700	51,442
Roland DG Corp. (a)	2,500	49,806
Ryoyo Electro Corp. (a)	1,900	35,234
SAMTY Co. Ltd. (a)	4,400	90,498
Sanki Engineering Co. Ltd. (a)	7,700	108,439
Sankyo Co. Ltd. (a)	5,600	185,992
Sanshin Electronics Co. Ltd. (a)	2,800	45,782
Sawai Pharmaceutical Co. Ltd. (a)	1,400	88,695
Scala, Inc. (a)	4,000	28,625
SEC Carbon Ltd. (a)	600	51,976
Secom Co. Ltd. (a)	700	62,470
Seikoh Giken Co. Ltd. (a)	1,300	40,203
Seino Holdings Co. Ltd. (a)	8,800	118,893
Sekisui House Reit, Inc. (a)	520	437,271
Sekisui Plastics Co. Ltd. (a)	7,300	55,281
Seven & i Holdings Co. Ltd. (a)	1,000	36,655
Shimano, Inc. (a)	5,300	859,824
Shin Nippon Biomedical Laboratories Ltd. (a)	4,800	27,653
Shin-Etsu Chemical Co. Ltd. (a)	6,000	659,839
Shinko Shoji Co. Ltd. (a)	7,300	59,180
Shinsei Bank Ltd. (a)	7,800	119,006
Shionogi & Co. Ltd. (a)	8,800	544,381
Showa Denko KK (a)	200	5,271
Showa Sangyo Co. Ltd. (a)	2,400	68,656
SK-Electronics Co. Ltd. (a)	1,800	32,769
SKY Perfect JSAT Holdings, Inc. (a)	22,900	101,532
Softbank Corp. (a)	7,600	101,914
SoftBank Group Corp. (a)	12,600	547,055
Sojitz Corp. (a)	33,200	107,007
Sony Financial Holdings, Inc. (a)	4,800	115,223
Studio Alice Co. Ltd. (a)	3,600	62,694
Subaru Corp. (a)	22,600	559,798
Sumitomo Corp. (a)	16,000	237,654
Sumitomo Densetsu Co. Ltd. (a)	3,300	88,709
Sumitomo Mitsui Financial Group, Inc. (a)	70,100	2,589,169
Sumitomo Mitsui Trust Holdings, Inc. (a)	600	23,719
Sumitomo Riko Co. Ltd. (a)	4,900	44,204
Sundrug Co. Ltd. (a)	500	18,091
SWCC Showa Holdings Co. Ltd. (a)	10,400	141,666
Sysmex Corp. (a)	1,800	122,553
T&D Holdings, Inc. (a)	1,600	20,233
Taisei Corp. (a)	2,200	91,126
Takara Standard Co. Ltd. (a)	4,300	77,402
Takasago Thermal Engineering Co. Ltd. (a)	2,100	37,569
Takashimaya Co. Ltd. (a)	19,100	214,248
Tama Home Co. Ltd. (a)	8,000	121,029
Tekken Corp. (a)	3,400	87,657
The 77 Bank Ltd. (a)	11,400	189,728
The Juroku Bank Ltd. (a)	4,100	96,063
The Nanto Bank Ltd. (a)	2,200	55,813
The Nisshin Oillio Group Ltd. (a)	3,400	117,743
The Tochigi Bank Ltd. (a)	16,500	35,447
TIS, Inc. (a)	2,600	153,694
Toho Holdings Co. Ltd. (a)	7,600	168,385
Tokai Carbon Co. Ltd. (a)	3,500	34,916
Tokyo Electron Ltd. (a)	1,600	349,328
Tokyotokeiba Co. Ltd.	1,100	34,826
Tokyu Construction Co. Ltd. (a)	35,800	254,995
TOMONY Holdings, Inc. (a)	25,100	95,049
Toppan Forms Co. Ltd. (a)	6,700	75,017
Topre Corp. (a)	2,200	35,458
Toray Industries, Inc. (a)	3,300	22,359
Torii Pharmaceutical Co. Ltd. (a)	5,600	156,795
Tosei Corp. (a)	4,000	54,609
Towa Pharmaceutical Co. Ltd. (a)	1,700	44,175
Transaction Co. Ltd. (a)	6,600	61,402
Trend Micro, Inc. (a)(b)	1,800	92,106
UNITED, Inc. (a)	5,200	65,838
Unitika Ltd. (a)(b)	10,800	37,110
USS Co. Ltd. (a)	6,400	120,981
UT Group Co. Ltd. (a)	1,600	47,682
V Technology Co. Ltd. (a)	500	25,344
Valor Holdings Co. Ltd. (a)	4,300	83,997
Vital KSK Holdings, Inc. (a)	10,000	96,030
Wakita & Co. Ltd. (a)	5,200	52,941
Wealth Management, Inc. (a)	2,600	46,179
Welcia Holdings Co. Ltd. (a)	2,400	152,470
Will Group, Inc. (a)	8,600	98,119
World Holdings Co. Ltd. (a)	2,500	44,207
Yakult Honsha Co. Ltd. (a)	600	33,068
Yamaha Corp. (a)	1,000	55,443
Yokohama Reito Co. Ltd. (a)	11,700	107,014
Yorozu Corp. (a)	2,600	34,901
Yotai Refractories Co. Ltd. (a)	5,300	34,837
Z Holdings Corp. (a)	19,000	80,220
		54,741,004
Jersey - 1.9%
boohoo Group PLC (a)(b)	11,719	46,281
Experian PLC (a)	185,233	6,279,343
Genel Energy PLC (a)	26,342	66,187
Man Group PLC (a)	19,052	39,902
Petrofac Ltd. (a)	6,230	31,767
WNS Holdings Ltd. - ADR (b)	3,100	205,065
WPP PLC (a)	45,666	642,628
		7,311,173
Luxembourg - 0.1%
Corestate Capital Holding SA (a)	3,380	142,236
PLAY Communications SA (a)	7,226	66,630
Reinet Investments SCA (a)	2,183	43,294
SES SA - ADR (a)	790	11,104
		263,264
Malaysia - 0.2%
Bermaz Auto Berhad (a)	99,600	51,151
Carlsberg Brewery Malaysia Berhad (a)	6,100	43,869
Genting Malaysia Berhad (a)	613,400	493,736
MMC Corp. Berhad (a)	361,900	87,224
Serba Dinamik Holdings Berhad (a)	72,200	38,868
Sunway Berhad (a)	88,072	38,753
		753,601
Mexico - 0.9%
America Movil SAB de CV	181,800	145,190
Controladora Vuela Cia de Aviacion SAB de CV - Class A (b)	36,300	37,975
Gentera SAB de CV	43,700	44,815
Grupo Aeroportuario del Centro Norte SAB de CV	16,700	125,033
Kimberly-Clark de Mexico SAB de CV - Class A	135,500	269,674
Qualitas Controladora SAB de CV	39,300	165,535
Regional SAB de CV	6,500	36,441
Wal-Mart de Mexico SAB de CV	870,531	2,499,136
		3,323,799
Netherlands - 3.0%
Airbus SE (a)	885	129,888
Argenx SE (a)(b)	272	43,749
ASML Holding NV (a)	4,600	1,361,866
ASML Holding NV - ADR	12,179	3,604,253
ASR Nederland NV (a)	3,262	122,246
EXOR NV (a)	4,707	364,942
Ferrari NV (a)	2,115	351,167
Fiat Chrysler Automobiles NV (a)	39,411	584,331
ING Groep NV (a)	194,213	2,334,919
Intertrust NV (a)	7,731	150,337
Koninklijke Ahold Delhaize NV (a)	21,582	541,115
Koninklijke DSM NV (a)	622	81,324
Koninklijke KPN NV (a)	60,401	178,750
Koninklijke Philips NV (a)	16,961	829,120
Koninklijke Volkerwessels NV (a)	4,162	102,569
NN Group NV (a)	7,320	278,328
Randstad NV (a)	777	47,611
SBM Offshore NV (a)	3,983	74,415
Unilever NV (a)	4,099	235,246
Wolters Kluwer NV (a)	2,034	148,514
		11,564,690
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp. Ltd. (a)	6,714	100,482
Fletcher Building Ltd. (a)	10,240	35,100
Infratil Ltd. (a)	39,918	135,497
Meridian Energy Ltd. (a)	63,794	214,891
Metlifecare Ltd. (a)	8,926	41,045
		527,015
Norway - 0.2%
Aker BP ASA (a)	4,293	140,898
DNB ASA (a)	4,394	82,224
Equinor ASA (a)	4,607	91,874
Europris ASA (a)	19,452	76,537
Kongsberg Gruppen ASA (a)	3,262	51,260
Salmar ASA (a)	2,537	130,012
Telenor ASA (a)	10,539	188,919
		761,724
Philippines - 0.1%
Altus San Nicolas Corp. (b)(c)(e)	1,826	364
First Gen Corp. (a)	78,100	37,226
Globe Telecom, Inc. (a)	2,915	116,245
Manila Electric Co. (a)	18,980	118,743
PLDT, Inc. (a)	1,010	19,810
Robinsons Land Corp. (a)	53,400	29,036
SM Prime Holdings, Inc. (a)	22,900	19,007
		340,431
Poland - 0.1%
Bank Millennium SA (a)(b)	37,677	57,985
Enea SA (a)(b)	24,535	51,201
LPP SA (a)	68	158,085
mBank SA (a)(b)	1,002	102,845
Powszechna Kasa Oszczednosci Bank Polski SA (a)	15,385	139,675
		509,791
Portugal - 0.1%
Banco Comercial Portugues SA (a)	292,049	66,646
Galp Energia SGPS SA (a)	1,662	27,902
Mota-Engil SGPS SA (a)	30,151	63,398
Sonae SGPS SA (a)	102,699	104,890
		262,836
Republic of Korea - 2.3%
Autech Corp. (a)	3,346	33,741
BGF retail Co. Ltd. (a)	681	99,643
CammSys Corp. (a)(b)	14,896	39,748
Chongkundang Holdings Corp. (a)	613	53,442
CJ Corp. (a)	474	39,523
Classys, Inc. (a)	4,559	55,538
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)(b)	3,190	76,550
Dawonsys Co. Ltd. (a)	4,663	63,706
DB HiTek Co. Ltd. (a)	2,524	60,237
Deutsch Motors, Inc. (a)(b)	9,896	65,565
DIO Corp. (a)(b)	1,094	39,692
Dongwon Development Co. Ltd. (a)	25,321	89,410
Doosan Bobcat, Inc. (a)	4,299	127,666
ENF Technology Co. Ltd. (a)	2,000	49,400
Fila Korea Ltd. (a)	1,185	54,147
Hana Financial Group, Inc. (a)	27,965	889,511
Handsome Co. Ltd. (a)	2,179	59,445
Hankook Technology Group Co. Ltd. (a)	2,107	26,155
Hansol Chemical Co. Ltd. (a)	602	55,091
Hansol Technics Co. Ltd. (a)(b)	4,620	35,607
Hanwha Aerospace Co. Ltd. (a)(b)	1,890	57,170
HDC Hyundai Development Co. Engineering & Construction (a)	1,963	43,404
HLscience Co. Ltd. (a)	1,229	58,005
HS Industries Co. Ltd. (a)	3,770	38,667
Hyosung Advanced Materials Corp. (a)(b)	507	48,548
Hyundai Mobis Co. Ltd. (a)	206	45,576
iMarketKorea, Inc. (a)	6,997	62,753
INTOPS Co. Ltd. (a)	4,588	51,056
IS Dongseo Co. Ltd. (a)	2,786	79,401
Kakao Corp. (a)(b)	561	74,302
KIWOOM Securities Co. Ltd. (a)	846	57,920
Koentec Co. Ltd. (a)	6,922	59,477
Kolmar BNH Co. Ltd. (a)	2,668	63,908
Korea Electric Terminal Co. Ltd. (a)	939	34,676
Korea Zinc Co. Ltd. (a)	204	74,965
Kwang Dong Pharmaceutical Co. Ltd. (a)	5,512	31,660
LG Hausys Ltd. (a)	1,485	70,253
Mcnex Co. Ltd. (a)	3,132	101,639
ME2ON Co. Ltd. (a)(b)	5,985	29,644
Neowiz (a)(b)	2,956	43,186
NEPES Corp. (a)	1,394	28,876
Nexen Tire Corp. (a)	8,213	64,870
Orion Holdings Corp. (a)	2,609	40,096
Osstem Implant Co. Ltd. (a)(b)	1,889	69,107
Partron Co. Ltd. (a)	6,890	78,516
Pearl Abyss Corp. (a)(b)	89	14,258
POSCO (a)	11,270	2,290,783
Pyeong Hwa Automotive Co. Ltd. (a)	3,702	27,546
RFHIC Corp. (a)	2,168	68,562
Samsung Electronics Co. Ltd. (a)	18,951	913,190
Samsung Engineering Co. Ltd. (a)(b)	13,582	224,459
Samsung SDS Co. Ltd. (a)	498	83,577
Seojin System Co. Ltd. (a)	1,393	34,526
SFA Semicon Co. Ltd. (a)(b)	11,606	43,146
Shinhan Financial Group Co. Ltd. (a)(b)	38,390	1,439,348
Soulbrain Co. Ltd. (a)	554	40,484
Suprema, Inc. (a)(b)	2,616	76,331
Woongjin Coway Co. Ltd. (a)	734	59,010
Youngone Corp. (a)(b)	1,189	35,159
		8,771,871
Russian Federation - 0.9%
Inter RAO UES PJSC (a)	2,985,000	242,782
Magnitogorsk Iron & Steel Works PJSC (a)	81,500	55,118
MMC Norilsk Nickel PJSC (a)	3,471	1,067,846
Mobile TeleSystems PJSC - ADR	14,900	151,235
OGK-2 PJSC (a)(b)	11,289,000	102,438
Rosneft Oil Co. PJSC - GDR (a)	175,678	1,275,406
Rostelecom PJSC (a)(b)	47,522	59,984
Severstal PJSC (a)	9,501	143,690
Sistema PJSFC (a)(b)	188,351	46,328
Tatneft PJSC (a)	30,728	376,432
TGC-1 PJSC (a)(b)	336,572,723	70,007
Unipro PJSC (a)(b)	1,420,102	63,687
		3,654,953
Singapore - 1.2%
Ascott Real Estate Investment Trust (a)	48,446	48,340
Ascendas Real Estate Investment Trust (a)	7,500	16,570
DBS Group Holdings Ltd. (a)	79,000	1,523,218
Frencken Group Ltd. (a)	131,700	90,606
Keppel DC REIT (a)	47,700	73,802
Mapletree Commercial Trust (a)	258,600	459,856
Singapore Exchange Ltd. (a)	71,400	470,250
SPH REIT (a)	64,000	50,971
Wilmar International Ltd. (a)	656,000	2,009,787
Yangzijiang Shipbuilding Holdings Ltd. (a)	73,800	61,517
		4,804,917
South Africa - 0.4%
AECI Ltd. (a)	4,727	36,095
African Rainbow Minerals Ltd. (a)	9,428	110,381
Anglo American Platinum Ltd. (a)	308	28,686
Assore Ltd. (a)	2,718	52,747
Capitec Bank Holdings Ltd. (a)	124	12,802
Clicks Group Ltd. (a)	2,277	41,750
DataTec Ltd. (a)	13,975	33,047
Harmony Gold Mining Co. Ltd. - ADR (b)	9,200	33,396
Kumba Iron Ore Ltd. (a)	5,369	159,740
Liberty Holdings Ltd. (a)	15,947	126,082
Momentum Metropolitan Holdings (a)	109,379	170,615
Mr Price Group Ltd. (a)	2,688	35,093
MTN Group Ltd. (a)	48,270	284,559
Netcare Ltd. (a)	78,493	109,107
Northam Platinum Ltd. (a)(b)	4,978	43,896
Rand Merchant Investment Holdings Ltd. (a)	41,978	92,565
Standard Bank Group Ltd. (a)	8,542	102,743
Super Group Ltd. (a)(b)	27,532	55,934
Vodacom Group Ltd. (a)	10,452	86,101
		1,615,339
Spain - 1.8%
ACS Actividades de Construccion y Servicios SA (a)	15,600	625,784
Amadeus IT Group SA (a)	37,979	3,110,371
Banco Bilbao Vizcaya Argentaria SA (a)	43,179	242,422
Banco Santander SA (a)	13,194	55,319
Bankia SA (a)	488,604	1,046,179
CIE Automotive SA (a)	7,843	186,127
Endesa SA (a)	1,556	41,553
Faes Farma SA (a)	34,785	195,770
Gestamp Automocion SA (a)	16,723	80,643
Grupo Catalana Occidente SA (a)	2,328	81,462
Grupo Empresarial San Jose SA (a)(b)	5,561	37,449
Iberdrola SA (a)	29,930	308,447
Indra Sistemas SA (a)(b)	13,120	150,292
Industria de Diseno Textil SA (a)	10,652	376,449
Masmovil Ibercom SA (a)(b)	3,121	71,326
Red Electrica Corp. SA (a)	5,497	110,764
Repsol SA (a)	17,356	272,667
Sacyr SA (a)	16,003	46,858
Tecnicas Reunidas SA (a)(b)	1,308	35,090
		7,074,972
Sweden - 2.6%
AcadeMedia AB (a)	6,617	39,090
AF Poyry AB (a)	2,054	47,969
Assa Abloy AB - Class B (a)	535	12,506
Atlas Copco AB - Class A (a)	95,556	3,814,182
Atlas Copco AB - Class B (a)	1,692	58,748
Axfood AB (a)	11,498	256,060
Betsson AB (a)	6,531	30,436
Bilia AB - Class A (a)	4,098	46,493
Biotage AB (a)	6,942	92,026
Evolution Gaming Group AB (a)	6,186	186,688
Fastighets AB Balder - B Shares (a)(b)	4,856	224,740
Fortnox AB	3,365	60,356
Hemfosa Fastigheter AB (a)	8,358	108,228
Hennes & Mauritz AB - Class B (a)	29,967	611,253
Hexagon AB - B Shares (a)	7,143	400,374
Hoist Finance AB (a)(b)	16,254	86,556
Indutrade AB (a)	4,553	162,812
Instalco AB (a)	6,909	99,464
Intrum AB (a)	4,479	133,822
Investor AB - B Shares (a)	4,980	271,877
Inwido AB (a)	14,488	111,590
KNOW IT AB (a)	2,184	48,761
Lifco AB (a)	4,002	244,476
Lindab International AB (a)	8,978	114,705
Loomis AB - Class B (a)	2,830	117,306
Lundin Petroleum AB (a)	6,250	212,215
Nordic Entertainment Group AB - Class B (a)	1,188	38,388
Nyfosa AB (a)(b)	8,572	74,156
Orexo AB (a)(b)	5,668	38,045
Recipharm AB - Class B (a)	4,780	76,168
Sandvik AB (a)	33,457	651,654
Scandic Hotels Group AB (a)	5,394	60,110
Skandinaviska Enskilda Banken AB - Class A (a)	10,120	95,126
SSAB AB - Class B (a)	23,027	75,247
Stillfront Group AB (a)(b)	1,261	49,558
Sweco AB - Class B (a)	4,430	170,789
Swedish Match AB (a)	3,573	184,069
Swedish Orphan Biovitrum AB (a)(b)	5,332	88,382
Telefonaktiebolaget LM Ericsson - B Shares (a)	57,770	504,784
Tethys Oil AB (a)	11,282	101,764
Trelleborg AB - Class B (a)	11,253	202,576
Vitrolife AB (a)	4,235	89,529
Volvo AB - B Shares (a)	11,015	184,404
		10,277,482
Switzerland - 8.4%
ABB Ltd. (a)	34,067	821,803
Adecco Group AG (a)	780	49,313
Alcon, Inc. (a)(b)	56,431	3,196,343
Belimo Holding AG (a)	35	263,715
Chubb Ltd.	23,756	3,697,859
Credit Suisse Group AG (a)	87,860	1,187,663
dormakaba Holding AG (a)	94	67,292
EMS-Chemie Holding AG (a)	619	406,952
Galenica AG (a)	2,397	148,042
Geberit AG (a)	6,002	3,368,811
Landis+Gyr Group AG (a)	875	90,953
Nestle SA (a)	52,567	5,691,181
Novartis AG (a)	15,233	1,442,407
Partners Group Holding AG (a)	751	688,312
Roche Holding AG (a)	14,875	4,834,417
SGS SA (a)	104	284,822
SIG Combibloc Group AG (a)	9,110	145,332
Sika AG (a)	17,600	3,305,201
Sonova Holding AG (a)	38	8,687
Sulzer AG (a)	532	59,304
Sunrise Communications Group AG (a)	1,667	130,964
Temenos AG (a)	924	146,167
UBS Group AG (a)	193,590	2,442,987
Vetropack Holding AG (a)	39	122,624
		32,601,151
Taiwan, Province of China - 5.5%
Advantech Co. Ltd. (a)	30,000	302,512
Basso Industry Corp. (a)	21,000	34,457
Bioteque Corp. (a)	15,000	65,272
Catcher Technology Co. Ltd. (a)	253,000	1,916,326
Cathay Financial Holding Co. Ltd. (a)(c)	37,000	52,535
Chang Wah Electromaterials, Inc. (a)	6,000	35,719
Chicony Electronics Co. Ltd. (a)	23,000	68,349
China Development Financial Holding Corp. (a)	765,000	248,477
China Life Insurance Co. Ltd. (a)(b)	256,976	219,394
China Metal Products (a)	68,000	71,236
Compal Electronics, Inc. (a)	882,000	555,536
Compeq Manufacturing Co. Ltd. (a)	29,000	43,731
Delta Electronics, Inc. (a)	32,000	161,932
Eclat Textile Co. Ltd. (a)	12,000	161,537
Egis Technology, Inc. (a)	5,000	39,504
Eva Airways Corp. (a)	144,177	66,128
Farglory Land Development Co. Ltd. (a)	44,000	59,129
Feng TAY Enterprise Co. Ltd. (a)	7,000	45,560
Formosa Petrochemical Corp. (a)	68,000	221,167
Genius Electronic Optical Co. Ltd. (a)	3,000	58,805
Giant Manufacturing Co. Ltd. (a)	4,000	28,475
Global Mixed Mode Technology, Inc. (a)	36,000	151,994
Great Wall Enterprise Co. Ltd. (a)	42,000	61,166
Hon Hai Precision Industry Co. Ltd. (a)	1,012,400	3,071,131
Innodisk Corp. (a)	7,000	40,442
Intai Technology Corp. (a)	13,000	57,940
International Games System Co. Ltd. (a)	8,000	104,070
Johnson Health Tech Co. Ltd. (a)	21,000	59,642
Kindom Development Co. Ltd. (a)	35,000	37,195
King Yuan Electronics Co. Ltd. (a)	275,000	344,965
Lanner Electronics, Inc. (a)	48,600	111,148
Li Cheng Enterprise Co. Ltd. (a)	34,344	55,056
Longwell Co. (a)	14,000	32,647
Lotus Pharmaceutical Co. Ltd. (a)(b)	10,041	38,451
MediaTek, Inc. (a)	24,000	355,610
Nantex Industry Co. Ltd. (a)	61,000	61,406
Nanya Technology Corp. (a)	12,000	33,583
Nien Made Enterprise Co. Ltd. (a)	20,000	185,009
Novatek Microelectronics Corp. (a)	52,000	381,004
Pan-International Industrial Corp. (a)	84,000	65,397
Parade Technologies Ltd. (a)	3,000	61,668
Pegavision Corp. (a)	7,170	43,501
Phison Electronics Corp. (a)	13,000	147,875
Powertech Technology, Inc. (a)	64,000	213,006
Radiant Opto-Electronics Corp. (a)	13,000	52,050
Realtek Semiconductor Corp. (a)	41,000	322,188
Ruentex Development Co. Ltd. (a)	182,000	274,664
Ruentex Industries Ltd. (a)	40,000	98,191
San Far Property Ltd. (a)	97,097	87,686
SCI Pharmtech, Inc. (a)	77,000	279,922
Shin Kong Financial Holding Co. Ltd. (a)	98,000	33,868
Shinkong Synthetic Fibers Corp. (a)	85,000	34,142
Sino-American Silicon Products, Inc. (a)	26,000	86,357
Standard Foods Corp. (a)	73,000	169,637
Taiwan Business Bank (a)	239,274	100,652
Taiwan Cement Corp. (a)	947	1,381
Taiwan FU Hsing Industrial Co. Ltd. (a)	30,000	43,931
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	337,000	3,729,859
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	79,034	4,591,875
TOPBI International Holdings Ltd. (a)	27,575	86,905
TSC Auto ID Technology Co. Ltd. (a)	8,800	71,703
TYC Brother Industrial Co. Ltd. (a)	67,000	64,974
Unimicron Technology Corp. (a)	35,000	49,317
Uni-President Enterprises Corp. (a)	67,000	166,149
Unitech Printed Circuit Board Corp. (a)	41,000	46,152
United Integrated Services Co. Ltd. (a)	36,000	235,424
United Microelectronics Corp. (a)	910,000	498,634
Vanguard International Semiconductor Corp. (a)	30,000	79,361
Winbond Electronics Corp. (a)	16,000	10,456
		21,385,165
Thailand - 0.2%
Advanced Info Service PCL - NVDR (a)	40,400	286,874
Airports of Thailand PCL - NVDR (a)	25,500	63,122
Gunkul Engineering PCL - NVDR (a)	910,600	90,522
Major Cineplex Group PCL	154,000	129,724
PTG Energy PCL (a)	106,800	57,330
STP & I PCL - NVDR (a)	299,200	67,318
Vinythai PCL - NVDR (a)	44,900	37,809
Voltronic Power Technology Corp. (a)	3,150	75,195
		807,894
Turkey - 0.5%
Akbank T.A.S. (a)(b)	813,814	1,108,512
Anadolu Cam Sanayii AS (a)	71,296	52,230
Koza Altin Isletmeleri AS (a)(b)	5,405	67,239
Koza Anadolu Metal Madencilik Isletmeleri AS (a)(b)	26,802	45,187
Mavi Giyim Sanayi Ve Ticaret AS - Class B (a)(b)	9,404	91,486
Migros Ticaret AS (a)(b)	27,159	110,553
Otokar Otomotiv Ve Savunma Sanayi A.S. (a)	1,336	35,671
Soda Sanayii AS (a)	121,369	126,075
Tekfen Holding AS (a)	13,461	43,721
Trakya Cam Sanayii AS (a)	86,524	50,871
Vestel Elektronik Sanayi ve Ticaret AS (a)(b)	17,073	36,199
		1,767,744
United Kingdom - 11.2%
Admiral Group PLC (a)	7,163	218,891
Aggreko PLC (a)	16,916	186,803
AstraZeneca PLC (a)	1,886	188,775
Avast PLC (a)	34,835	209,344
Aviva PLC (a)	298,253	1,655,479
Bank of Georgia Group PLC (a)	2,479	53,548
Barclays PLC (a)	798,777	1,904,677
Barratt Developments PLC (a)	14,985	148,374
BHP Group PLC (a)	20,333	476,485
Bovis Homes Group PLC (a)	6,348	114,157
BP PLC (a)	49,587	311,944
Britvic PLC (a)	23,189	277,913
Bunzl PLC (a)	4,292	117,390
Burberry Group PLC (a)	5,320	155,322
Card Factory PLC (a)	42,680	83,668
Clinigen Group PLC (a)	6,200	76,094
Coats Group PLC (a)	82,910	81,930
Coca-Cola HBC AG (a)	1,531	52,039
Compass Group PLC (a)	168,148	4,214,115
ConvaTec Group PLC (a)	25,106	66,073
Countryside Properties PLC (a)	23,789	143,296
Cranswick PLC (a)	3,551	159,410
CVS Group PLC (a)	6,264	95,105
Dart Group PLC (a)	8,701	195,137
Diageo PLC (a)	19,740	831,784
Dialog Semiconductor PLC (a)(b)	1,864	94,668
Direct Line Insurance Group PLC (a)	91,520	378,671
Diversified Gas & Oil PLC (a)	43,486	61,412
Dunelm Group PLC (a)	18,111	277,328
Endava PLC - ADR (b)	800	37,280
Evraz PLC (a)	44,465	238,104
Firstgroup PLC (a)(b)	85,992	142,903
Forterra PLC (a)	18,022	82,666
Future PLC (a)	5,342	102,616
Games Workshop Group PLC (a)	3,465	279,953
Gamesys Group PLC (a)(b)	10,611	99,660
GlaxoSmithKline PLC (a)	27,291	641,262
Greggs PLC (a)	4,424	134,943
Hargreaves Lansdown PLC (a)	2,224	57,049
Hikma Pharmaceuticals PLC (a)	2,757	72,709
Hill & Smith Holdings PLC (a)	6,088	118,829
HSBC Holdings PLC (a)	299,694	2,346,153
ICON PLC (b)	11,986	2,064,349
Informa PLC (a)	2,401	27,308
IntegraFin Holdings PLC (a)	10,381	61,133
InterContinental Hotels Group PLC (a)	4,119	283,038
Intermediate Capital Group PLC (a)	13,135	280,158
Investec PLC (a)	34,022	199,941
J Sainsbury PLC (a)	570,256	1,738,865
John Wood Group PLC (a)	515,317	2,733,109
Judges Scientific PLC (a)	1,598	119,687
KAZ Minerals PLC (a)	13,806	97,103
Legal & General Group PLC (a)	16,163	64,928
M&G PLC (b)	9,618	30,219
Marshalls PLC (a)	9,492	108,189
Mitchells & Butlers PLC (a)(b)	32,608	198,408
Moneysupermarket.com Group PLC (a)	29,852	131,046
Morgan Advanced Materials PLC (a)	14,220	59,628
National Express Group PLC (a)	36,144	225,277
Next PLC (a)	1,252	116,666
OneSavings Bank PLC (a)	17,449	100,050
Persimmon PLC (a)	1,569	56,044
Plus500 Ltd. (a)	5,274	61,922
Pollen Street Secured Lending (a)	4,771	52,483
Prudential PLC (a)	5,908	113,202
QinetiQ Group PLC (a)	19,659	93,048
Redrow PLC (a)	16,330	161,183
RELX PLC (a)	4,605	116,246
Restore PLC (a)	9,254	67,420
Rhi Magnesita NV (a)	687	35,091
Rio Tinto PLC (a)	828	49,014
Royal Bank of Scotland Group PLC (a)	731,003	2,345,032
Royal Dutch Shell PLC - A Shares (a)	18,877	556,589
Senior PLC (a)	24,501	56,121
Smith & Nephew PLC (a)	121,105	2,918,739
Softcat PLC (a)	6,400	97,790
Sophos Group PLC (a)	17,636	130,233
Spirent Communications PLC (a)	13,169	43,935
SSP Group PLC (a)	5,321	45,811
Stagecoach Group PLC (a)	21,590	45,760
Standard Chartered PLC (a)	228,069	2,149,129
Synthomer PLC (a)	13,152	61,446
Tate & Lyle PLC (a)	53,526	539,323
Tesco PLC (a)	677,238	2,288,832
The Go-Ahead Group PLC (a)	2,003	58,696
TP ICAP PLC (a)	20,947	113,560
Travis Perkins PLC (a)	124,883	2,652,666
Unilever PLC (a)	911	52,148
Vodafone Group PLC (a)	1,375,105	2,669,612
WH Smith PLC (a)	3,666	126,345
William Hill PLC (a)	57,899	144,840
		43,725,321
United States - 3.4%
Constellium SE (b)	3,700	49,580
Frontline Ltd. (a)	4,236	53,708
Lululemon Athletica, Inc. (b)	11,328	2,624,358
Mettler-Toledo International, Inc. (b)	3,536	2,805,038
Mylan NV (b)	34,987	703,239
ResMed, Inc.	26,588	4,120,342
TechnipFMC PLC	118,575	2,542,248
Yum China Holdings, Inc.	7,800	374,478
		13,272,991
Virgin Islands (UK) - 0.0% (d)
Nomad Foods Ltd. (b)	1,500	33,555
Total Common Stocks (Cost $319,361,532)		$381,891,527

PREFERRED STOCKS - 0.6%
Brazil - 0.2%
Azul SA (a)(b)	3,300	$48,017
Banco Bradesco SA (a)	3,424	30,943
Banco do Estado do Rio Grande do Sul SA (a)	19,200	103,785
Cia Energetica de Minas Gerais (a)	50,200	172,915
Cia Paranaense de Energia (a)	4,500	77,607
Itau Unibanco Holding SA (a)	33,800	313,054
		746,321
Colombia - 0.1%
Bancolombia SA	10,107	140,818
Grupo Aval Acciones y Valores SA	121,564	53,992
		194,810
Germany - 0.0% (d)
Schaeffler AG (a)	3,400	36,711
Volkswagen AG (a)	315	62,004
		98,715
Republic of Korea - 0.3%
Hyundai Motor Co. (a)	19,076	1,181,509
Total Preferred Stocks (Cost $2,305,302)		$2,221,355

RIGHT - 0.0% (d)
Australia - 0.0%
Charter Hall Long Wale (a)(b)	738	$78
Total Right (Cost $143)		$78

SHORT-TERM INVESTMENT - 0.6%
First American Government Obligations Fund - Class X, 1.508% (f)	2,402,569	$2,402,569
Total Short-Term Investment (Cost $2,402,569)		$2,402,569

Total Investments at Value - 99.1% (Cost $324,069,546)		$386,515,529
Other Assets in Excess of Liabilities - 0.9%		3,589,749
Net Assets - 100.0%		$390,105,278

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

NVDR Non-voting Depository Receipt

GDR Global Depository Receipt

(a)	Level 2 security.
(b)	Non-income producing security.
(c)	Illiquid security. The total value of such securities is $197,893 as of December 31, 2019, representing 0.1% of net assets.
(d)	Represents less than 0.1%.
(e)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $364 as of December 31, 2019, representing 0.0% of net assets.
(f)	Rate listed is the 7-day effective yield as of December 31, 2019.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants. Not applicable

(c) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH

Code of Ethics

Exhibit 99.CERT

Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT

Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz
President and Principal Executive Officer

Date	3/11/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz
President and Principal Executive Officer

Date	3/11/2020

By (Signature and Title)*		/s/ Michael Wauters
Michael Wauters
Treasurer, Principal Financial Officer and Principal Accounting Officer

Date	3/11/2020

*	Print the name and title of each signing officer under his or her signature.